As Filed with the Securities and Exchange Commission on April 18, 2016

Registration Nos.: 333-52956; 811-07549

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.     ☐

Post-Effective Amendment No. 28     ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 63     ☒

(Check appropriate box or boxes)

VARIABLE ANNUITY-1 SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Robert L. Reynolds

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Carlton Fields Jorden Burt, P.A.

1025 Thomas Jefferson Street, N.W., Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on April 29, 2016 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ONESOURCE ANNUITY®

A flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwab OneSource Annuity®, formerly the Schwab Signature Annuity (the “Contract”), a flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Effective September 30, 2014, this Contract is no longer issued to new purchasers. Even though the Contract is no longer offered for sale, you may make additional Contributions as permitted under your Contract. Prior to September 30, 2014, Great-West Life & Annuity Insurance Company (“we,” “us,” “Great-West” or “GWL&A”) issued the Contract either on a group basis or as individual contracts. Participants in the group contract were issued a certificate showing an interest under the group contract. Both will be referred to as “Contract” throughout this Prospectus. The group Contract was previously offered to: (a) customers of Charles Schwab & Co., Inc. (“Schwab”); and (b) individuals that have entered into a contract to receive advisory services from independent investment advisers that have an existing contractual relationship with Schwab.

This Prospectus presents important information you should review before purchasing the Schwab OneSource Annuity, including a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and us. It is important that you read the Contract and endorsements, which reflect other variations. Please read this Prospectus carefully and keep it on file for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (“SAI”) dated April 29, 2016 (as may be amended from time to time), and filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. The SAI’s table of contents may be found on the last page of this Prospectus. You may obtain a copy without charge by contacting the Annuity Service Center at the address listed in this Prospectus below or by phone at (800) 838-0650. Or, you can obtain it by visiting the SEC’s website at www.sec.gov. This website also contains other information about us that has been filed electronically with the SEC.

How to Invest

We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.

The minimum subsequent Contribution is:

•	$500 per Contribution; or
•	$100 per Contribution if made via Automatic Bank Draft Plan.

Allocating Your Money

When you contribute money to the Schwab OneSource Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:

AB VPS AB Growth Portfolio – Class A Shares (formerly AllianceBernstein VPS Growth Portfolio)

AB VPS AB Growth and Income Portfolio – Class A Shares (formerly AllianceBernstein VPS Growth & Income Portfolio)

AB VPS AB Real Estate Investment Portfolio – Class A Shares (formerly AllianceBernstein VPS Real Estate Investment Portfolio)

AB VPS AB Small/Mid Cap Value Portfolio – Class A Shares (formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)

Alger Large Cap Growth Portfolio – Class I-2 Shares

The date of this Prospectus is May 1, 2016.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

American Century Investments VP Balanced Fund – Class I Shares

American Century Investments VP Income & Growth Fund – Class I Shares

American Century Investments VP International Fund – Class I Shares

American Century Investments VP Mid Cap Value Fund – Class II Shares

American Century Investments VP Value Fund – Class I Shares

BlackRock Global Allocation V.I. Fund – Class I Shares

Columbia Variable Portfolio – Large Cap Growth Fund – Class 2 Shares

Columbia Variable Portfolio - Seligman Global Technology Fund – Class 2 Shares

Columbia Variable Portfolio - Small Cap Value Fund – Class 2 Shares

Delaware VIP Emerging Markets Series – Standard Class Shares

Delaware VIP Small Cap Value Series – Standard Class Shares

Delaware VIP Smid Cap Growth Series – Standard Class Shares

Deutsche Capital Growth VIP – Class A Shares (formerly DWS Capital Growth VIP)

Deutsche Core Equity VIP Fund – Class A Shares (formerly DWS Core Equity VIP)

Deutsche Global Small Cap VIP Fund – Class A Shares (formerly DWS Global Small Cap Growth VIP)

Deutsche Small Mid Cap Value VIP – Class A Shares (formerly DWS Small Mid Cap Value VIP)

Deutsche Large Cap Value VIP – Class A Shares (formerly DWS Large Cap Value VIP)

Deutsche Small Cap Index VIP – Class A Shares (formerly DWS Small Cap Index VIP)

Deutsche Small Mid Cap Growth VIP – Class A Shares (formerly DWS Small Mid Cap Growth VIP)

Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares

Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares

Federated Fund for U.S. Government Securities II

Franklin Small Cap Value VIP Fund – Class 2 Shares

Invesco V.I. Comstock Fund – Series I Shares

Invesco V.I. Growth and Income Fund – Series I Shares

Invesco V.I. High Yield Fund – Series I Shares

Invesco V.I. International Growth Fund – Series I Shares

Invesco V.I. Small Cap Equity Fund – Series I Shares

Invesco V.I. Technology Fund – Series I Shares

Janus Aspen Balanced Portfolio – Service Shares

Janus Aspen Flexible Bond Portfolio – Service Shares

Janus Aspen Global Research Portfolio – Institutional Shares

Janus Aspen Global Technology Portfolio – Service Shares

JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares

Lazard Retirement Emerging Markets Equity Series Portfolio – Service Shares

LVIP Baron Growth Opportunities Fund – Service Class Shares

MFS VIT II International Value Portfolio – Service Class Shares

MFS VIT Utilities Series – Service Class Shares

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio – Class S Shares

NVIT Mid Cap Index Fund – Class II Shares

Oppenheimer Global Fund VA – Non Service Shares

Oppenheimer International Growth Fund/VA – Non Service Shares

Oppenheimer Main Street Small Cap Fund/VA – Non Service Shares

PIMCO VIT CommodityRealReturn Strategy Portfolio – Administrative Class Shares

PIMCO VIT High Yield Portfolio – Administrative Class Shares

PIMCO VIT Low Duration Portfolio – Administrative Class Shares

PIMCO VIT Total Return Portfolio – Administrative Class Shares

Pioneer Fund VCT Portfolio – Class I Shares

Pioneer Mid Cap Value VCT Portfolio – Class II Shares

Pioneer Select Mid Cap Growth VCT Portfolio – Class I Shares

Putnam VT American Government Income Fund – Class IB Shares

Putnam VT Equity Income Fund – Class IB Shares

Putnam VT Investors Fund – Class IA Shares

Schwab Government Money Market PortfolioTM (formerly Schwab Money Market Portfolio)

Schwab MarketTrack Growth Portfolio IITM

Schwab S&P 500 Index Portfolio

Sentinel Variable Products Bond Fund

Sentinel Variable Products Small Company Fund

Sentinel Variable Products Common Stock Fund

Templeton Foreign VIP Fund – Class 2 Shares

Templeton Global Bond VIP Fund – Class 2 Shares

Touchstone VST Focused Fund (formerly Touchstone VST Mid Cap Growth Fund)

VanEck VIP Global Hard Assets Fund – Class S Shares

VanEck VIP Unconstrained Emerging Markets Bond Fund – Initial Class Shares

Wells Fargo VT Discovery Fund – Class 2 Shares

Wells Fargo VT Omega Growth Fund – Class 2 Shares

Wells Fargo VT Opportunity Fund – Class 2 Shares

The Sub-Accounts investing in the following Portfolios are no longer open to new Contributions and incoming Transfers:

Alger Balanced Portfolio – Class I-2 Shares

Alger Mid Cap Growth Portfolio – Class I-2 Shares

AB VPS AB International Growth Portfolio – Class A Shares (formerly AllianceBernstein VPS International Growth)

AB VPS AB International Value Portfolio – Class A Shares (formerly AllianceBernstein VPS International Value)

Columbia Variable Portfolio - Large Cap Growth Fund II (formerly Marsico 21st Century Fund) – Class 2 Shares

Dreyfus Variable Investment Fund Growth & Income Portfolio – Initial Shares

Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares

Invesco V.I. Mid Cap Core Equity Fund – Series I Shares

Janus Aspen Balanced Portfolio – Institutional Shares

Janus Aspen Flexible Bond Portfolio – Institutional Shares

Pioneer Emerging Markets VCT Portfolio – Class II Shares

Prudential Series Fund Equity Portfolio – Class II Shares

Prudential Series Fund Natural Resources Portfolio – Class II Shares

Putnam VT Global Health Care Fund – Class IB Shares

Royce Capital Fund – Small-Cap Portfolio – Service Class Shares

Third Avenue Value Portfolio – Variable Series Trust Shares

T. Rowe Price Health Sciences Portfolio II

Sales and Surrender Charges

There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Annuity.

Right of Cancellation Period

After you receive your Contract, you can look it over for at least 10 days or longer if required by your state law (in some states, up to 35 days for replacement annuity contracts), during which time you may cancel your Contract as described in more detail in this Prospectus.

Payout Options

The Schwab OneSource Annuity offers three payout options: through periodic withdrawals: variable annuity payouts; or a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

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For account information, please contact:

Annuity Service Center

P.O. Box 173920

Denver, CO 80217-3920

(800) 838-0650

Via Internet:

schwab.retirementpartner.com

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

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Definitions

1035 Exchange – A provision of the Internal Revenue Code of 1986, as amended (the “Code”), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period – The time period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing to the annuity.

Annuitant – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the “Primary Annuitant.”

Annuity Account – An account established by us in your name that reflects all account activity under your Contract.

Annuity Account Value – The sum of the value of each Sub-Account you have selected.

Annuity Commencement Date – The date annuity payouts begin.

Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Service Center – P.O. Box 173920, Denver, CO, 80217-3920. The toll-free telephone number is (800) 838-0650.

Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Bank Draft Plan – A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary – The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contingent Beneficiary – The person designated to become the Beneficiary when the primary Beneficiary dies.

Contributions – The amount of money you invest or deposit into your annuity prior to any Premium Tax or other deductions.

Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period – The period starting with your Payout Commencement Date.

Schwab OneSource Annuity® Structure

Your Annuity Account

|

Series Account

Contains the money you contribute

to variable investment options

(the Sub-Accounts).

|

Sub-Accounts

Shares of the Portfolios are held

in Sub-Accounts. There is one

Sub-Account for each Portfolio.

|

Portfolios

Effective Date – The date on which the first Contribution is credited to your Annuity Account.

Owner (Joint Owner) or You – The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another’s Spouse as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.

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Payout Commencement Date – The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the Annuitant’s 99th birthday.

Portfolio – A registered management investment company, or Portfolio thereof, in which the assets of the Series Account may be invested.

Premium Tax – A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing.

Proportional Withdrawals – A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under Option 2 for Contracts issued after April 30, 2004. See “Death Benefit” below.

Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West and Schwab received at Schwab Insurance Services (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it was processed.

Schwab Insurance Services – The toll-free telephone number is 1-888-311-4887.

Series Account – Variable Annuity-1 Series Account, the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.

Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.

Sub-Account – A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio. A Sub-Account may be also referred to as an “investment division” in the Prospectus, SAI, or Series Account financial statements.

Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.

Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer – Moving money from and among the Sub-Account(s).

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments):	None

Maximum Surrender Charge (as a percentage of amount surrendered):	None

Maximum Transfer Charge:	$25*

* Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer fee after we notify you. See “Transfers” below.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge	None

Series Account Annual Expenses (as a percentage of average Annuity Account Value)

Maximum Mortality and Expense Risk Charge:	0.85%*

Distribution Charge:	None

Total Series Account Annual Expenses:	0.85%*

* If you select Death Benefit Option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%, but for Contracts issued before May 1, 2003, if you selected Death Benefit Option 2, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will continue to be 0.70%.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses[1]	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution [and/or service] (12b-1) fees, and other expenses)	0.24%	2.01%

THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

1 The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolios’ prospectus.

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Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolio. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period, your costs would be:

1 year	3 years	5 years	10 years
$286.00	$920.00	$1,646.00	$3,931.00

This Example does not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) may be deducted from Contract Value upon full surrender, death, or annuitization. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below. Owners who purchase the Contract may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the Contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

Summary

The Schwab OneSource Annuity® allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

You may purchase the Schwab OneSource Annuity® through a 1035 Exchange from another insurance contract. However, in no event may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.

 How to Contact the Annuity Service Center:

 Annuity Service Center

 P.O. Box 173920

 Denver, CO 80217-3920

 (800) 838-0650

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Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500, or $100 if made through an Automatic Bank Draft Plan.

The money you contribute to the Contract will be invested at your direction, except that in some states during your “Right of Cancellation period” your payment will be allocated to the Schwab Government Money Market Sub-Account. The duration of your Right of Cancellation period depends on your state law and is generally 10 days after you receive your Contract. Allocations during the Right of Cancellation period are described in more detail in this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

When you’re ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section below.

The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For Contracts issued prior to April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any. For Contracts issued on or after April 30, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit Option 2, this charge will be 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit Option 2, this charge will remain at 0.70%. In addition, each Portfolio assesses a charge for management fees and other expenses.

Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the State of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.

The Series Account

We established the Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act, as amended, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains, or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains, or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products

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participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new, or delete existing, Sub-Accounts. The income, gains, or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains, or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios

The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the “Portfolio Prospectuses”). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the Portfolio Prospectus.

Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

The Alger Portfolios – advised by Fred Alger Management, Inc.

Alger Balanced Portfolio – Class I-2 Shares seeks current income and long term capital appreciation. The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Alger Large Cap Growth Portfolio – Class I-2 Shares seeks long-term capital appreciation.

Alger Mid Cap Growth Portfolio – Class I-2 Shares seeks long-term capital appreciation. The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AllianceBernstein Variable Products Series Fund, Inc. – advised by AllianceBernstein, L.P.

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AB VPS AB Growth and Income Portfolio – Class A Shares (formerly AllianceBernstein VPS Growth & Income Portfolio) seeks to provide long-term growth of capital.

AB VPS AB Growth Portfolio – Class A Shares (formerly AllianceBernstein VPS Growth Portfolio) seeks to provide long-term growth of capital.

AB VPS AB International Growth Portfolio – Class A Shares (formerly AllianceBernstein VPS International Growth Portfolio) seeks long-term growth of capital. The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AB VPS AB International Value Portfolio – Class A Shares (formerly AllianceBernstein VPS International Value Portfolio) seeks long-term growth of capital. The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AB VPS AB Real Estate Investment Portfolio – Class A Shares (formerly AllianceBernstein VPS Real Estate Investment Portfolio) seeks total return from long-term growth of capital and income.

AB VPS AB Small/Mid Cap Value Portfolio – Class A Shares (formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio) seeks long-term growth of capital.

American Century Investments Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.

American Century Investments VP Balanced Fund – Class I Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century Investments VP Income & Growth Fund – Class I Shares seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century Investments VP International Fund – Class I Shares seeks capital growth.

American Century Investments VP Mid Cap Value Fund – Class II Shares seeks long-term capital growth. Income is a secondary objective.

American Century Investments VP Value Fund – Class I Shares seeks long-term capital growth. Income is a secondary objective.

BlackRock Variable Series Funds – advised by BlackRock Advisors, LLC.

Blackrock Global Allocation V.I. Fund – Class I Shares seeks high total investment return.

Columbia Funds – advised by Columbia Management Investment Advisors, LLC.

Columbia Variable Portfolio – Large Cap Growth Fund – Class 2 Shares seeks long-term growth of capital.

Columbia Variable Portfolio – Large Cap growth Portfolio II (formerly Marsico 21st Century Fund) – Class 2 Shares seeks long term growth of capital. The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Columbia Variable Portfolio – Seligman Global Technology Fund – Class 2 Shares seeks long-term capital appreciation.

Columbia Variable Portfolio – Small Cap Value Fund – Class 2 Shares seeks long term capital appreciation.

Delaware VIP Trust – The Series is managed by Delaware Management Company.

Delaware VIP Emerging Markets Series – Standard Class Shares seeks long-term capital appreciation.

Delaware VIP Small Cap Value Series – Standard Class Shares seeks capital appreciation.

Delaware VIP Smid Cap Growth Series – Standard Class Shares seeks long-term capital appreciation.

Deutsche Variable Series I – advised by Deutsche Investment Management Americas, Inc.

Deutsche Capital Growth VIP – Class A Shares (formerly DWS Capital Growth VIP Fund) seeks to provide long-term growth of capital.

Deutsche Core Equity VIP Fund – Class A Shares (formerly DWS Core Equity VIP Fund) seeks long-term growth of capital, current income and growth of income.

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Deutsche Global Small Cap VIP Fund – Class A Shares (formerly DWS Global Small Cap Growth VIP Fund) seeks above-average capital appreciation over the long term.

Deutsche Variable Series II – advised by Deutsche Investment Management Americas, Inc.

Deutsche Small Mid Cap Value VIP – Class A Shares (formerly DWS Small Mid Cap Value VIP) seeks long-term capital appreciation.

Deutsche Large Cap Value VIP – Class A Shares (formerly DWS Large Cap Value VIP) seeks to achieve a high rate of total return.

Deutsche Small Mid Cap Growth VIP – Class A Shares (formerly DWS Mid Cap Growth VIP) seeks long-term capital appreciation.

Deutsche Investments VIT Funds – advised by Deutsche Investment Management, Inc.

Deutsche Small Cap Index VIP – Class A Shares (formerly DWS Small Cap Index VIP) seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stock of small U.S. companies.

Dreyfus Investment Portfolios – the investment adviser for the Funds is the Dreyfus Corporation.

Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index.

Dreyfus Variable Investment Fund – the investment adviser for the Funds is the Dreyfus Corporation.

Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.

Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares seeks capital growth. The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Federated Insurance Series – advised by Federated Investment Management Company.

Federated Fund for U.S. Government Securities II seeks to provide current income.

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value VIP Fund – Class 2 Shares seeks long-term total return. Advised by Franklin Advisory Services, LLC.

Templeton Foreign VIP Fund – Class 2 Shares seeks long-term capital growth. Advised by Templeton Investment Counsel, LLC.

Templeton Global Bond VIP Fund – Class 2 Shares seeks high current income consistent with preservation of capital, with capital appreciation as a secondary consideration. Advised by Franklin Advisers, Inc.

Invesco Variable Insurance Funds – advised by Invesco Advisers, Inc.

Invesco V.I. Comstock Fund – Series I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco V.I. Growth and Income Fund – Series I Shares seeks long-term growth of capital and income.

Invesco V.I. High Yield Fund – Series I Shares seeks total return, comprised of current income and capital appreciation.

Invesco V.I. International Growth Fund – Series I Shares seeks long-term growth of capital.

Invesco V.I. Technology Fund – Series I Shares seeks long-term growth of capital.

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Invesco V.I. Mid Cap Core Equity Fund – Series I Shares seeks long-term growth of capital. The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Invesco V.I. Small Cap Equity Fund – Series I Shares seeks long-term growth of capital.

Janus Aspen Series – advised by Janus Capital Management LLC.

Janus Aspen Balanced Portfolio – Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Flexible Bond Portfolio – Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital. The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Global Research Portfolio – Institutional Shares seeks long-term growth of capital.

Janus Aspen Global Technology Portfolio – Service Shares seeks long-term growth of capital.

Janus Aspen Balanced Portfolio – Service Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Flexible Bond Portfolio – Service Shares seeks to obtain maximum total return, consistent with preservation of capital.

J.P. Morgan Series Trust II – advised by J.P. Morgan Investment Management Inc.

JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares seeks capital growth over the long term.

Lazard Retirement Series – advised by Lazard Asset Management, LLC.

Lazard Retirement Emerging Markets Equity Series Portfolio – Service Shares seeks long term capital appreciation.

Lincoln Variable Insurance Products Trust – advised by Lincoln Investment Advisors Corporation.

LVIP Baron Growth Opportunities Fund – Service Class Shares seeks capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

MFS® Variable Insurance Trust – advised by Massachusetts Financial Services Company.

MFS® VIT Utilities Series – Service Class Shares seeks total return.

MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company.

MFS® VIT II International Value Portfolio – Service Class Shares seeks capital appreciation.

Nationwide Variable Insurance Trust – advised by Nationwide Fund Advisors.

NVIT Mid Cap Index Fund – Class II Shares seeks capital appreciation.

Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Management LLC.

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio – Class S Shares seeks growth of capital.

Oppenheimer Variable Account Funds – advised by OFI Global Asset Management, Inc.

Oppenheimer Global Fund/VA – Non-Service Shares seeks capital appreciation.

Oppenheimer International Growth Fund/VA – Non-Service Shares seeks capital appreciation.

Oppenheimer Main Street Small Cap Fund/VA – Non-Service Shares seeks capital appreciation.

PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC.

PIMCO VIT CommodityRealReturn Strategy® Portfolio – Administrative Class Shares seeks maximum real return, consistent with prudent investment management.

PIMCO VIT High Yield Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

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PIMCO VIT Low Duration Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Total Return Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust – advised by Pioneer Investment Management, Inc.

Pioneer Emerging Markets VCT Portfolio – Class II Shares seeks long term growth of capital. The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Pioneer Fund VCT Portfolio – Class I Shares seeks reasonable income and capital growth.

Pioneer Mid Cap Value VCT Portfolio – Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

Pioneer Select Mid Cap Growth VCT Portfolio – Class I Shares seeks growth of capital.

The Prudential Series Fund – managed by Prudential Investments LLC.

Prudential Series Fund Equity Portfolio – Class II Shares seeks long term growth of capital. The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Prudential Series Fund Natural Resources Portfolio – Class II Shares seeks long-term growth of capital. The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Putnam Variable Trust – advised by Putnam Investment Management, LLC.

Putnam VT American Government Income Fund – Class IB Shares seeks high current income with preservation of capital as its secondary objective.

Putnam VT Equity Income Fund – Class IB Shares seeks capital growth and current income.

Putnam VT Global Health Care Fund – Class IB Shares seeks capital appreciation. The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Putnam VT Investors-Class – IA Shares seeks long-term growth in capital and any increased income that results from this growth.

Royce Capital Fund – advised by Royce & Associates, LLC.

Royce Capital Fund – Small-Cap Portfolio – Service Class Shares seeks long-term growth of capital. The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (Including Automatic Custom Transfers).

Schwab Annuity Portfolios – advised by Charles Schwab Investment Management, Inc.

Schwab Government Money Market Portfolio™ (formerly Schwab Money Market Portfolio) seeks the highest current income consistent with stability of capital and liquidity by investing in high-quality short-term money market investments issued by U.S. and foreign issuers. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Schwab MarketTrack Growth Portfolio II™ seeks high capital growth with less volatility than an all-stock portfolio.

Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.

Sentinel Variable Products Trust – advised by Sentinel Asset Management, Inc.

Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk.

Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.

Sentinel Variable Products Small Company Fund seeks growth of capital.

Third Avenue Variable Series Trust – advised by Third Avenue Management LLC.

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Third Avenue Value Portfolio – Variable Series Trust Shares seeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the adviser believes is their intrinsic value (meaning the value of the company’s net assets or the adviser’s estimate of what the issuer would be worth as a takeover or merger candidate). The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

T. Rowe Price Variable Insurance Portfolios – advised by T. Rowe Price Associates, Inc.

T. Rowe Price Health Sciences Portfolio II seeks long-term capital appreciation. The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (include Automatic Custom Transfers).

Touchstone Variable Series Trust – advised by Touchstone Advisors, Inc.

Touchstone VST Focused Fund (formerly Touchstone VST Mid Cap Growth Fund) seeks to increase the value of portfolio shares as a primary goal and to earn income as a secondary goal.

VanEck VIP Trust – advised by Van Eck Associates Corporation.

VanEck VIP Global Hard Assets Fund – Class S Shares seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VanEck VIP Unconstrained Emerging Markets Bond Fund – Initial Class Shares seeks high total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Wells Fargo Advantage Funds – advised by Wells Fargo Funds Management, LLC.

Wells Fargo VT Discovery Fund – Class 2 Shares seeks long-term capital appreciation.

Wells Fargo VT Omega Growth Fund – Class 2 Shares seeks long-term capital appreciation.

Wells Fargo VT Opportunity Fund – Class 2 Shares seeks long-term capital appreciation.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio prospectuses, which can be obtained from the Annuity Service Center. You may also visit www.schwab.retirementpartner.com.

You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Distribution of the Contracts,” below. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own.

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts. Currently, Schwab must approve certain changes.

Great-West and Schwab periodically review each Portfolio and reserve the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another

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investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions

The first step to purchasing the Schwab OneSource Annuity® is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwab OneSource Annuity® has a cash value of at least $5,000.

The Contract application and any initial contributions made by check should be sent to Schwab Insurance Services, P.O. Box 7666, San Francisco, CA 94120-7666.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period

During the Right of Cancellation period (ten-days or longer where required by state law), you may cancel your Contract. If you exercise your Right of Cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it.

Except as noted below, Contributions generally will be allocated to the Sub-Accounts you selected on the application, effective upon the Effective Date. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages.

Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the Right of Cancellation period.

Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. In those states, all Contributions will be processed as follows:

•    Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Government Money Market Sub-Account.

•    After the end of the Right of Cancellation period, the Annuity Account Value held in the Schwab Government Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

Amounts contributed from a 1035 exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract, which means that you bear the investment risk during the Right of Cancellation period.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.

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Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you would wish your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

We will allocate the subsequent Contributions to the Sub-Accounts selected by you and in the proportion Requested by you. If there are no accompanying instructions, Sub-Account allocations will be made in accordance with standing instructions. Allocations will be effective on the Transaction Date.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Annuity Service Center Department at GWL&A if they are received on a day the New York Stock Exchange is open and received prior to 4 p.m. ET. Subsequent Contributions received on days the New York Stock Exchange is closed or received after 4 p.m. ET on a day the New York Stock Exchange is open, will be credited the next business day.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value

Before the date annuity payouts begin, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.

Each Sub-Account’s value prior to the Payout Commencement Date is equal to:

•    net Contributions allocated to the corresponding Sub-Account,

•    plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,

•    minus the daily mortality and expense risk charge, and

•    minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account’s accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation (“SIPC”).

Transfers

At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Annuity Service Center or through the Internet at www.schwab.retirementpartner.com where you may make the Transfer. Incoming Transfers to closed Sub-Accounts are not permitted.

Your Request must specify:

•    the amounts being Transferred,

•    the Sub-Account(s) from which the Transfer is to be made, and

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•    the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Request for Transfer is received by Schwab Insurance Services if received before 4:00 p.m. ET. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following business day we and the New York Stock Exchange are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to

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require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules recently adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted.) These systematic Transfers may be used to Transfer values from the Schwab Government Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.

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You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•    The minimum amount that can be Transferred out of the selected Sub-Account is $100.

•    You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83

Average market value per unit $18.06

Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired Sub-Account allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds and 10% to Sub-Accounts that invest in cash equivalents as in this pie chart:

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Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocation would be reallocated back to 60% in Sub-Accounts that invest in stocks; 30% in Sub-Accounts that invest in bonds; 10% in Sub-Accounts that invest in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

•    Your entire Annuity Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).

•    You must specify the percentage of your Annuity Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•    You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a withdrawal Request to Schwab Insurance Services; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn and your Death Benefit, if you chose Option 2, will be reduced as a sum of all Proportional Withdrawals from each Sub-Account from which partial withdrawals were made by you (for Contracts issued on or after April 30, 2004).

Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:

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•    Partial withdrawals or surrenders are not permitted after the date annuity payouts begin.

•    A partial withdrawal or a surrender will be effective upon the Transaction Date.

Withdrawal Requests must be in writing with your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal Request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1⁄2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.

Telephone, Fax and Internet Transactions

You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next business day we and the New York Stock Exchange are open for business, at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•    requiring some form of personal identification prior to acting on instructions;

•    providing written confirmation of the transaction; and/or

•    tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit

At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.

If you have selected Death Benefit Option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.

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For Contracts issued on or after April 30, 2004, if you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:

•    the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

•    the sum of all Contributions, minus any Proportional Withdrawals and minus any Premium Tax.

For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 25%, or $75,000, and then reduced by 33%, or $24,750, to equal $50,250). Here, the Death Benefit is $100,000.

In a declining market, where an Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the death benefit is $20,000.

For Contracts issued prior to April 30, 2004, if you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:

•    the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

•    the sum of Contributions applied to the Contract as of the date the Request for payment is received, less partial withdrawals, periodic withdrawals, and premium tax, if any.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit Option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus any partial withdrawals for Contracts issued before April 30, 2004 or minus any Proportional Withdrawals for Contracts issued thereafter). If you have selected Death Benefit Option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).

If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit Option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%. For Contracts issued before May 1, 2003, if you chose Death Benefit Option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.70%.

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout Request is processed, the Annuity Account Value will be transferred to the Schwab Government Money Market Sub-Account unless the Beneficiary elects otherwise.

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Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•    payout in a single sum, or

•    payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.

If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

•    such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and

•    such distributions begin not later than one year after the Owner’s date of death.

If an election is not received by Great-West from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.

Distribution of Death Benefit

Death of Annuitant Who is Not the Owner

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.

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If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the “Death of Owner” provisions described below.

Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless a certain date is specified by the Owner(s). Please note you are not required to designate a Contingent Annuitant.

Death of Owner Who Is Not the Annuitant

If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant

If there is a Joint Owner who is the surviving Spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

•    Premium Tax, if applicable; and/or

•    Charges against your Annuity Account Value for our assumption of mortality and expense risks.

The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.

Mortality and Expense Risk Charge

We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.70%.

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The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include profits from this charge.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. These fees and expenses are described in the respective Portfolio prospectuses. You bear these costs indirectly when you allocate to a Sub-Account.

Payments we Receive

Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives Rule 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options

During the Distribution Period, you can choose to receive payouts in three ways—through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts.

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Periodic Withdrawals

You may Request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.

In Requesting periodic withdrawals, you must elect:

•      The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;

•      A minimum withdrawal amount of at least $100;

•      The calendar day of the month on which withdrawals will be made; and

•      One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. After that, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.

While periodic withdrawals are being received:

•      You may continue to exercise all contractual rights, except that no Contributions may be made.

•      You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.

•      Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

•      The amount elected to be paid under the option selected has been reduced to zero.

•      The Annuity Account Value is zero.

•      You Request that withdrawals stop.

•      You purchase an annuity payout option.

•      The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may Request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” above.

Annuity Payouts

You can choose the date that you wish annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a Payout Commencement Date, payouts will begin on the Annuitant’s 99th birthday. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 20 years.

The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

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Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.

Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity Commencement Date

Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

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Other Restrictions

Once payouts start under the annuity payout option you select:

•      no changes can be made in the payout option;

•      no additional Contributions will be accepted under the Contract; and

•      no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution.

You should consult a tax advisor for further information.

Federal Tax Matters

This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased only on a non-tax qualified basis (“Non-Qualified Contract”). For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.

If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

This rule also does not apply where:

•      The annuity Contract is acquired by the estate of a decedent.

•      The Contract is a qualified funding asset for a structured settlement.

•      The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

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Withdrawals

Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.

Annuity Payouts

Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefits selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax adviser regarding the deductibility of the uncovered amount.

Under a tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. Currently, we do not allow partial annuitizations under your Contract.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•      Made on or after the date on which the Owner reaches age 59 1⁄2.

•      Made as a result of death or disability of the Owner.

•      Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

•      If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.

•      If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:

•      If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner.

•      If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

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If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed, at ordinary income tax rates, on the excess of the Annuity Account Value over the “investment in the Contract.”

Although we may not control the investments of the Sub-Accounts or the Portfolios, we expect that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.

In June 2011, the IRS issued Rev. Proc. 2011-38, which significantly eased the restrictions on partial transfers adopted by Rev. Proc. 2008-24. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Code Section 1035 if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange rather than the 12-month period required by Rev. Proc. 2008-24. In addition, annuity payments that satisfy the newly enacted partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new

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contract. Rev Proc. 2011-38 also replaces Rev. Proc. 2008-24’s automatic characterization of a transfer as a distribution taxable under Code Section 72(e) if it did not qualify as a tax-free exchange under Code Section 1035 with an analysis by the IRS, using general tax principles, to determine the substance, and thus the treatment of, the transaction. Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

Investment Income Surtax

In taxable years beginning in 2013, distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income level ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult with a competent tax advisor the impact of the Investment Income Surtax on you.

Domestic Partnerships, Civil Unions, and Same-Sex Marriages

The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state in which the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. For federal tax purposes, the term ’marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a marriage under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under the Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.

Assignments or Pledges

Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant.

If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax advisor for further information.

Distribution of the Contracts

We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives of Schwab. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.

Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”) pays Schwab compensation for the promotion and sale of the Contract. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios.

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See “Expenses of the Portfolios” above. The Company pays a portion of these proceeds to Schwab for distribution services.

As compensation for distribution services and some Contract administrative services, the Company pays Schwab a fee based on an annual rate of average monthly Series Account and Fixed Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations. In the past, the portion of compensation relating to a marketing allowance and/or other promotional incentives or payments to Schwab has amounted to less than $25,000 per year.

You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the person receiving payments will have the voting interest, and the votes attributable to the Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions, or if Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions which are received by us as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Contract Owners have no voting rights in Great-West.

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•      To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.

•      To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.

•      To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.

•      To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

•      To change the time or time of day that a valuation date is deemed to have ended.

•      To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

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Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A.

Commodity Exchange Act

Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Cyber Security Risks

Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential owner information. Such system failures and cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Annuity Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests from our website or with the Portfolios, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your Contract to lose value. There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Abandoned Property Requirements

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for owners, annuitants, beneficiaries, and other payees.

Independent Registered Public Accounting Firm

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

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Available Information

You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:

Annuity Service Center

  P.O. Box 173920

  Denver, CO 80217-3920

  (800) 838-0650

  www.schwab.retirementpartner.com

The SEC maintains an Internet website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The SAI contains more specific information relating to the Series Account and Great-West, such as:

•      general information;

•      information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;

•      the calculation of annuity payouts;

•      postponement of payouts;

•      services;

•      withholding; and

•      financial statements.

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

Selected Data for Accumulation Units outstanding Throughout Each Period

	For the Periods Ended December 31
INVESTMENT DIVISION (0.65)	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS GROWTH & INCOME
Value at beginning of period	19.25	17.69	13.19	11.30	10.70	9.52	7.93	13.44	12.87	11.04
Value at end of period	19.45	19.25	17.69	13.19	11.30	10.70	9.52	7.93	13.44	12.87
Number of accumulation units outstanding at end of period	159,308	178,250	190,969	224,828	248,331	290,002	362,704	511,761	575,180	521,544
AB VPS GROWTH
Value at beginning of period	16.98	15.09	11.33	10.02	9.96	8.71	6.58	11.51	10.25	10.43
Value at end of period	18.40	16.98	15.09	11.33	10.02	9.96	8.71	6.58	11.51	10.25
Number of accumulation units outstanding at end of period	74,697	59,239	54,026	54,955	66,883	108,236	127,629	160,266	163,565	145,165
AB VPS INTERNATIONAL GROWTH
Value at beginning of period	15.20	15.48	13.72	11.95	14.29	12.74	9.19	18.08	15.41	12.21
Value at end of period	14.82	15.20	15.48	13.72	11.95	14.29	12.74	9.19	18.08	15.41
Number of accumulation units outstanding at end of period	352,673	519,087	492,772	569,834	672,644	838,235	872,856	1,128,393	1,106,315	753,304
AB VPS INTERNATIONAL VALUE
Value at beginning of period	7.98	8.57	7.01	6.16	7.68	7.39	5.52	11.87	11.29	10.00
Value at end of period	8.14	7.98	8.57	7.01	6.16	7.68	7.39	5.52	11.87	11.29
Number of accumulation units outstanding at end of period	259,742	291,119	316,758	372,109	479,868	688,066	945,682	1,032,153	985,118	536,762
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	46.13	37.05	35.79	29.72	27.44	21.86	16.99	26.60	31.21	23.31
Value at end of period	46.20	46.13	37.05	35.79	29.72	27.44	21.86	16.99	26.60	31.32
Number of accumulation units outstanding at end of period	272,184	318,523	310,657	324,798	277,260	282,610	293,746	293,191	303,381	380,707
AB VPS SMALL/MIDCAP VALUE
Value at beginning of period	19.39	17.87	13.03	11.04	12.13	9.62	6.78	10.59	10.48	10.00
Value at end of period	18.21	19.39	17.87	13.03	11.04	12.13	9.62	6.78	10.59	10.48
Number of accumulation units outstanding at end of period	146,713	171,068	182,603	149,921	153,290	213,115	197,397	149,686	127,516	74,541
ALGER BALANCED
Value at beginning of period	16.20	14.90	13.01	12.33	12.40	11.31	8.81	13.00	11.64	11.19
Value at end of period	16.33	16.20	14.90	13.01	12.33	12.40	11.31	8.81	13.00	11.64
Number of accumulation units outstanding at end of period	22,246	22,493	24,920	27,147	34,129	36,408	39,469	53,266	67,736	83,844
ALGER LARGE CAP GROWTH
Value at beginning of period	16.32	14.80	11.03	10.11	10.21	9.06	6.18	11.55	9.69	9.28
Value at end of period	16.50	16.32	14.80	11.03	10.11	10.21	9.06	6.18	11.55	9.69
Number of accumulation units outstanding at end of period	361,089	419,577	420,419	476,527	478,575	496,407	426,238	623,431	604,526	254,412
ALGER MID CAP GROWTH
Value at beginning of period	23.74	22.12	16.39	14.19	15.58	13.13	8.71	21.06	16.11	14.72
Value at end of period	23.21	23.74	22.12	16.39	14.19	15.58	13.13	8.71	21.06	16.11
Number of accumulation units outstanding at end of period	64,987	95,422	106,585	105,715	134,735	180,295	197,293	246,849	267,747	142,638
AMERICAN CENTURY VP BALANCED
Value at beginning of period	20.68	18.95	16.24	14.62	13.97	12.60	10.98	13.87	13.31	12.22
Value at end of period	20.02	20.68	18.95	16.24	14.62	13.97	12.60	10.98	13.87	13.31
Number of accumulation units outstanding at end of period	400,487	415,059	370,658	315,810	275,500	214,512	216,363	258,667	279,804	130,725
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	19.79	17.70	13.12	11.51	11.23	9.90	8.44	12.99	13.08	11.25
Value at end of period	18.55	19.79	17.70	13.12	11.51	11.23	9.90	8.44	12.99	13.08
Number of accumulation units outstanding at end of period	128,078	131,071	105,258	123,738	183,879	226,058	251,676	258,194	297,967	324,260
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	14.93	15.90	13.08	10.86	12.43	11.04	8.31	15.16	12.92	10.40
Value at end of period	14.95	14.93	15.90	13.08	10.86	12.43	11.04	8.31	15.16	12.92
Number of accumulation units outstanding at end of period	103,457	84,483	89,617	98,097	108,552	121,734	164,161	197,635	244,293	309,359

APP A-1

AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	26.28	22.75	17.63	15.27	15.50	13.11	10.00
Value at end of period	25.70	26.28	22.75	17.63	15.27	15.50	13.11
Number of accumulation units outstanding at end of period	142,808	168,585	150,216	121,384	107,051	67,678	30,948
AMERICAN CENTURY VP VALUE
Value at beginning of period	24.87	22.14	16.92	14.86	14.81	13.14	11.03	15.17	16.09	13.65
Value at end of period	23.75	24.87	22.14	16.92	14.86	14.81	13.14	11.03	15.17	16.09
Number of accumulation units outstanding at end of period	454,251	512,413	537,399	558,517	563,202	579,763	512,344	525,215	561,777	457,477
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.06	10.00
Value at end of period	9.92	10.06
Number of accumulation units outstanding at end of period	189,352	57,821
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	22.79	21.08	14.94	13.53	15.50	13.32	10.00
Value at end of period	22.93	22.79	21.08	14.94	13.53	15.50	13.32
Number of accumulation units outstanding at end of period	38,537	55,660	64,361	52,341	68,394	81,369	19,265
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	15.28	12.29	9.86	9.27	10.00
Value at end of period	16.67	15.28	12.29	9.86	9.27
Number of accumulation units outstanding at end of period	155,953	173,144	180,465	196,641	204,356
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	22.33	21.81	16.38	14.82	15.89	12.65	10.00
Value at end of period	20.79	22.33	21.81	16.38	14.82	15.89	12.65
Number of accumulation units outstanding at end of period	20,079	23,071	29,742	33,048	53,065	45,096	29,881
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	9.34	10.00
Value at end of period	7.93	9.34
Number of accumulation units outstanding at end of period	72,904	21,483
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	36.90	35.09	26.45	23.37	23.84	18.14	13.85	19.88	21.43	18.57
Value at end of period	34.38	36.90	35.09	26.45	23.37	23.84	18.14	13.85	19.88	21.43
Number of accumulation units outstanding at end of period	241,638	267,618	287,633	306,873	330,632	361,469	408,022	442,953	505,999	536,386
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	28.08	27.40	19.52	17.69	16.47	12.16	8.42	14.25	12.70	12.02
Value at end of period	30.01	28.08	27.40	19.52	17.69	16.47	12.16	8.42	14.25	12.70
Number of accumulation units outstanding at end of period	122,271	123,605	136,181	116,795	103,309	76,082	55,507	30,071	32,435	21,480
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	17.38	15.48	11.58	10.04	10.58	9.12	7.24	10.87	9.72	9.01
Value at end of period	18.76	17.38	15.48	11.58	10.04	10.58	9.12	7.24	10.87	9.72
Number of accumulation units outstanding at end of period	529,998	544,609	594,502	566,256	522,649	368,877	357,803	269,933	158,110	127,485
DEUTSCHE CORE EQUITY VIP
Value at beginning of period	21.00	18.90	13.85	12.04	12.18	10.78	8.10	13.25	12.89	11.22
Value at end of period	21.96	21.00	18.90	13.85	12.04	12.18	10.78	8.10	13.25	12.89
Number of accumulation units outstanding at end of period	217,765	230,550	198,154	209,001	304,291	293,200	268,132	336,841	355,527	230,375
DEUTSCHE GLOBAL SMALL CAP VIP
Value at beginning of period	9.56	10.00
Value at end of period	9.61	9.56
Number of accumulation units outstanding at end of period	18,218	1,973
DEUTSCHE LARGE CAP VALUE VIP
Value at beginning of period	18.13	16.48	12.67	11.62	11.70	10.63	8.54	13.51	12.02	10.48
Value at end of period	16.77	18.13	16.48	12.67	11.62	11.70	10.63	8.54	13.51	12.02
Number of accumulation units outstanding at end of period	312,430	389,548	360,247	381,262	444,244	387,882	333,870	292,439	123,301	34,057
DEUTSCHE SMALL CAP INDEX VIP
Value at beginning of period	26.00	24.98	18.14	15.70	16.54	13.17	10.47	16.00	16.42	14.06
Value at end of period	24.64	26.00	24.98	18.14	15.70	16.54	13.17	10.47	16.00	16.42
Number of accumulation units outstanding at end of period	310,810	311,649	320,852	282,362	295,484	299,320	300,645	348,027	316,371	251,429
DEUTSCHE SMALL MID CAP GROWTH VIP
Value at beginning of period	14.12	13.44	9.48	8.34	8.74	6.79	4.86	9.69	9.19	8.78
Value at end of period	13.90	14.12	13.44	9.48	8.34	8.74	6.79	4.86	9.69	9.19
Number of accumulation units outstanding at end of period	43,460	21,604	18,316	19,934	20,271	25,074	27,377	34,774	38,655	47,398
DEUTSCHE SMALL MID CAP VALUE VIP
Value at beginning of period	16.82	16.04	11.94	10.56	11.32	9.26	7.19	10.86	10.61	10.00
Value at end of period	16.39	16.82	16.04	11.94	10.56	11.32	9.26	7.19	10.86	10.61
Number of accumulation units outstanding at end of period	187,435	213,663	250,720	268,728	323,889	330,934	345,962	285,561	212,566	129,998
DREYFUS IP MIDCAP STOCK
Value at beginning of period	27.64	24.82	18.51	15.57	15.61	12.36	9.18	15.51	15.38	14.37
Value at end of period	26.84	27.64	24.82	18.51	15.57	15.61	12.36	9.18	15.51	15.38
Number of accumulation units outstanding at end of period	40,348	38,056	34,196	39,292	44,090	58,536	75,247	96,891	77,463	67,381
DREYFUS VIF APPRECIATION
Value at beginning of period	19.65	18.30	15.21	13.86	12.80	11.17	9.17	13.11	12.31	10.64
Value at end of period	19.04	19.65	18.30	15.21	13.86	12.80	11.17	9.17	13.11	12.31
Number of accumulation units outstanding at end of period	183,454	268,804	310,044	325,938	266,904	200,759	120,677	112,535	72,993	50,967
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	17.58	16.08	11.83	10.08	10.44	8.86	6.93	11.70	10.86	9.54
Value at end of period	17.74	17.58	16.08	11.83	10.08	10.44	8.86	6.93	11.70	10.86
Number of accumulation units outstanding at end of period	56,798	74,560	66,290	42,784	52,708	33,899	47,531	52,300	63,319	89,397
DREYFUS VIF OPPORTUNISTIC SMALL CAP
Value at beginning of period	16.85	16.69	11.31	9.44	11.03	8.47	6.76	10.90	12.34	11.97
Value at end of period	16.36	16.85	16.69	11.31	9.44	11.03	8.47	6.76	10.90	12.34
Number of accumulation units outstanding at end of period	22,783	22,914	23,950	26,814	27,128	27,128	39,119	42,004	53,185	59,823
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	15.25	14.67	15.07	14.73	14.02	13.42	12.84	12.39	11.73	11.34
Value at end of period	15.23	15.25	14.67	15.07	14.73	14.02	13.42	12.84	12.39	11.73
Number of accumulation units outstanding at end of period	767,827	864,926	784,328	881,035	985,153	1,114,491	1,196,810	1,100,270	920,253	821,502
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	16.37	16.38	12.10	10.29	10.76	8.45	6.58	9.89	10.20	10.00
Value at end of period	15.06	16.37	16.38	12.10	10.29	10.76	8.45	6.58	9.89	10.20
Number of accumulation units outstanding at end of period	152,362	180,260	197,343	131,460	146,049	159,912	119,721	63,234	46,600	17,025

APP A-2

INVESCO VI COMSTOCK
Value at beginning of period	19.09	17.57	13.00	10.98	11.26	9.77	7.63	11.95	12.27	10.62
Value at end of period	17.83	19.09	17.57	13.00	10.98	11.26	9.77	7.63	11.95	12.27
Number of accumulation units outstanding at end of period	185,437	211,479	196,562	143,680	111,755	113,083	125,711	118,667	117,816	107,806
INVESCO VI GROWTH & INCOME
Value at beginning of period	19.63	17.92	13.45	11.81	12.13	10.85	8.78	13.01	12.74	11.03
Value at end of period	18.91	19.63	17.92	13.45	11.81	12.13	10.85	8.78	13.01	12.74
Number of accumulation units outstanding at end of period	308,605	355,610	394,394	409,141	485,841	508,588	494,825	534,448	357,681	266,330
INVESCO V.I. HIGH YIELD
Value at beginning of period	20.11	19.90	18.71	16.08	16.03	14.20	9.36	12.67	12.60	11.45
Value at end of period	19.35	20.11	19.90	18.71	16.08	16.03	14.20	9.36	12.67	12.60
Number of accumulation units outstanding at end of period	35654.00	31,455	3,067	7,043	7,043	7,362	19,388	24,464	29,514	44,456
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	14.17	14.22	12.02	10.47	11.30	10.08	7.50	12.67	11.11	10.00
Value at end of period	13.75	14.17	14.22	12.02	10.47	11.30	10.08	7.50	12.67	11.11
Number of accumulation units outstanding at end of period	449,838	445,663	443,111	444,800	481,074	491,886	419,853	324,263	358,055	90,866
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	19.30	18.60	14.53	13.18	14.17	12.50	10.00
Value at end of period	18.40	19.30	18.60	14.53	13.18	14.17	12.50
Number of accumulation units outstanding at end of period	62,522	78,494	87,252	74,694	73,628	63,664	12,694
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	24.18	23.78	17.41	15.39	15.60	12.21	10.00
Value at end of period	22.70	24.18	23.78	17.41	15.39	15.60	12.21
Number of accumulation units outstanding at end of period	46,596	49,885	43,498	35,579	33,538	19,424	14,757
INVESCO V.I. TECHNOLOGY
Value at beginning of period	10.11	9.16	7.37	6.66	7.06	5.86	3.75	6.80	6.35	5.79
Value at end of period	10.73	10.11	9.16	7.37	6.66	7.06	5.86	3.75	6.80	6.35
Number of accumulation units outstanding at end of period	78,837	65,725	23,004	24,164	26,570	27,619	31,629	34,681	37,683	46,119
JANUS ASPEN BALANCED INSTITUTIONAL SHARES
Value at beginning of period	24.28	22.52	18.87	16.72	16.55	15.37	12.29	14.70	13.38	12.17
Value at end of period	24.28	24.28	22.52	18.87	16.72	16.55	15.37	12.29	14.70	13.38
Number of accumulation units outstanding at end of period	115,697	122,561	185,624	227,686	246,561	262,769	287,441	326,669	457,592	410,633
JANUS ASPEN BALANCED SERVICE SHARES
Value at beginning of period	16.93	15.75	13.23	11.74	11.66	10.86	8.70	10.43	10.00
Value at end of period	16.89	16.93	15.75	13.23	11.74	11.66	10.86	8.70	10.43
Number of accumulation units outstanding at end of period	1,968,947	2,468,828	2,168,785	1,755,659	1,550,369	1,522,059	1,207,763	884,011	462,895

APP A-3

JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	20.89	20.04	20.20	18.77	17.69	16.49	14.66	13.92	13.09	12.64
Value at end of period	20.80	20.89	20.04	20.20	18.77	17.69	16.49	14.66	13.92	13.09
Number of accumulation units outstanding at end of period	156,632	170,298	181,436	234,423	249,379	279,160	333,980	399,652	577,297	610,869
JANUS ASPEN FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	15.39	14.79	14.94	13.91	13.16	12.30	10.96	10.43	10.00
Value at end of period	15.28	15.39	14.79	14.94	13.91	13.16	12.30	10.96	10.43
Number of accumulation units outstanding at end of period	1,743,840	2,221,707	1,619,142	1,743,070	1,434,778	1,372,184	1,224,310	728,938	449,917
JANUS ASPEN GLOBAL RESEARCH
Value at beginning of period	13.03	12.21	9.57	8.02	9.36	8.13	5.94	10.81	9.93	8.45
Value at end of period	12.65	13.03	12.21	9.57	8.02	9.36	8.13	5.94	10.81	9.93
Number of accumulation units outstanding at end of period	88,140	96,924	26,431	30,490	30,490	31,340	42,694	46,232	50,735	95,133
JANUS ASPEN GLOBAL TECHNOLOGY
Value at beginning of period	11.00	10.00
Value at end of period	11.57	11.13
Number of accumulation units outstanding at end of period	60,086	15,777
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	25.78	23.68	16.75	14.08	14.88	11.78	9.67	14.32	15.28	13.37
Value at end of period	24.26	25.78	23.68	16.75	14.08	14.88	11.78	9.67	14.32	15.28
Number of accumulation units outstanding at end of period	39,585	28,975	26,895	30,597	31,996	37,038	41,188	52,666	76,599	116,376
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	16.41	17.32	17.65	14.56	17.87	14.66	10.00
Value at end of period	13.04	16.41	17.32	17.65	14.56	17.87	14.66
Number of accumulation units outstanding at end of period	472,439	543,383	468,588	473,401	394,514	339,880	122,785
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	32.46	31.16	22.39	19.06	18.44	14.69	10.69	17.67	17.20	14.99
Value at end of period	30.71	32.46	31.16	22.39	19.06	18.44	14.69	10.69	17.67	17.20
Number of accumulation units outstanding at end of period	213,917	234,830	261,645	256,803	283,301	318,671	352,957	363,927	369,577	292,654
MFS INTERNATIONAL VALUE
Value at beginning of period	20.31	20.22	15.94	13.84	14.18	13.12	10.00
Value at end of period	21.46	20.31	20.22	15.94	13.84	14.18	13.12
Number of accumulation units outstanding at end of period	590,972	562,264	482,120	411,098	342,863	251,171	61,347
MFS UTILITIES
Value at beginning of period	14.95	13.38	11.20	9.96	9.41	8.35	6.32	10.00
Value at end of period	12.66	14.95	13.38	11.20	9.96	9.41	8.35	6.32
Number of accumulation units outstanding at end of period	212,116	232,752	198,449	237,061	211,664	123,627	92,858	35,422
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	16.64	14.75	10.86	9.47	10.22	8.16	5.62	10.47	10.22	10.00
Value at end of period	15.12	16.64	14.75	10.86	9.47	10.22	8.16	5.62	10.47	10.22
Number of accumulation units outstanding at end of period	30,534	18,938	8,714	9,676	10,558	16,994	24,785	63,969	43,755	26,542
NVIT MID CAP INDEX
Value at beginning of period	30.41	28.03	21.25	18.23	18.86	15.08	11.12	17.66	16.55	15.18
Value at end of period	29.37	30.41	28.03	21.25	18.23	18.86	15.08	11.12	17.66	16.55
Number of accumulation units outstanding at end of period	247,987	267,030	267,465	260,417	250,632	247,412	285,152	349,218	322,355	278,447
OPPENHEIMER GLOBAL FUND VA
Value at beginning of period	23.22	22.84	18.06	14.99	16.45	14.28	10.28	17.30	16.38	14.01
Value at end of period	23.98	23.22	22.84	18.06	14.99	16.45	14.28	10.28	17.30	16.38
Number of accumulation units outstanding at end of period	553,429	589,346	568,955	579,842	601,279	623,954	704,941	736,025	899,043	814,352
OPPENHEIMER MAIN STREET SMALL CAP VA
Value at beginning of period	11.07	10.00
Value at end of period	10.35	11.07
Number of accumulation units outstanding at end of period	69,734	10,502
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	19.91	21.60	17.28	14.23	15.43	13.53	9.78	17.16	15.34	11.80
Value at end of period	20.47	19.91	21.60	17.28	14.23	15.43	13.53	9.78	17.16	15.34
Number of accumulation units outstanding at end of period	481,190	508,112	523,404	453,383	457,356	427,778	505,646	474,279	518,247	380,588
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	7.40	10.00
Value at end of period	5.46	7.40
Number of accumulation units outstanding at end of period	32,203	17,459
PIMCO VIT HIGH YIELD
Value at beginning of period	25.19	24.53	23.35	20.56	20.03	17.61	12.64	16.63	16.16	14.92
Value at end of period	24.61	25.19	24.53	23.35	20.56	20.03	17.61	12.64	16.63	16.16
Number of accumulation units outstanding at end of period	541,552	819,099	757,388	803,370	742,486	714,674	773,997	664,816	791,747	543,303
PIMCO VIT LOW DURATION
Value at beginning of period	13.59	13.56	13.67	13.00	12.94	12.37	10.99	11.11	10.41	10.08
Value at end of period	13.55	13.59	13.56	13.67	13.00	12.94	12.37	10.99	11.11	10.41
Number of accumulation units outstanding at end of period	2,510,500	3,122,040	3,251,327	3,011,637	2,904,677	2,701,670	2,251,853	1,953,457	1,774,132	1,403,417
PIMCO VIT TOTAL RETURN
Value at beginning of period	16.09	15.53	15.95	14.65	14.23	13.25	11.69	11.23	10.39	10.08
Value at end of period	16.06	16.09	15.53	15.95	14.65	14.23	13.25	11.69	11.23	10.39
Number of accumulation units outstanding at end of period	3,209,252	3,840,826	4,911,800	5,272,102	5,109,852	5,301,570	4,590,940	4,137,479	3,213,388	2,268,757
PIONEER EMERGING MARKETS VCT
Value at beginning of period	6.23	7.19	7.40	6.67	8.79	7.65	4.43	10.00
Value at end of period	5.23	6.23	7.19	7.40	6.67	8.79	7.65	4.43
Number of accumulation units outstanding at end of period	25,062	26,742	40,664	70,498	104,503	165,853	300,623	79,046
PIONEER FUND VCT
Value at beginning of period	16.75	15.18	11.46	10.47	11.01	9.55	7.68	11.76	11.27	9.73
Value at end of period	16.63	16.75	15.18	11.46	10.47	11.01	9.55	7.68	11.76	11.27
Number of accumulation units outstanding at end of period	46,737	49,848	55,668	81,877	127,483	153,594	157,122	215,585	135,937	74,298
PIONEER MID CAP VALUE VCT
Value at beginning of period	16.56	14.52	11.01	10.00	10.68	9.12	7.33	11.14	10.64	10.00
Value at end of period	15.40	16.56	14.52	11.01	10.00	10.68	9.12	7.33	11.14	10.64
Number of accumulation units outstanding at end of period	45,681	109,327	85,860	92,327	97,384	108,730	112,839	77,853	74,959	11,428
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	16.26	14.96	10.57	9.94	10.24	8.57	5.97	9.31	9.75	10.00
Value at end of period	16.42	16.26	14.96	10.57	9.94	10.24	8.57	5.97	9.31	9.75
Number of accumulation units outstanding at end of period	33,215	39,146	49,353	57,564	51,438	57,813	55,994	30,155	25,830	24,255

APP A-4

PRUDENTIAL SERIES EQUITY
Value at beginning of period	22.14	20.77	15.72	13.98	14.63	13.21	10.00
Value at end of period	22.43	22.14	20.77	15.72	13.98	14.63	13.21
Number of accumulation units outstanding at end of period	21,738	29,684	39,619	46,246	63,183	45,702	-
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	12.24	15.36	14.09	14.61	18.23	14.39	10.00
Value at end of period	8.65	12.24	15.36	14.09	14.61	18.23	14.39
Number of accumulation units outstanding at end of period	77,302	96,360	117,044	135,421	148,608	160,188	56,818
PUTNAM VT AMERICAN GOVERNMENT INCOME
Value at beginning of period	11.28	10.88	11.00	10.87	10.25	10.00
Value at end of period	11.13	11.28	10.88	11.00	10.87	10.25
Number of accumulation units outstanding at end of period	408,699	441,526	91,224	100,259	83,609	46,365
PUTNAM VT EQUITY INCOME
Value at beginning of period	18.77	16.77	12.75	10.75	10.62	10.00
Value at end of period	18.08	18.77	16.77	12.75	10.75	10.62
Number of accumulation units outstanding at end of period	234,103	243,079	208,118	140,998	96,538	22,496
PUTNAM VT GLOBAL HEALTHCARE
Value at beginning of period	18.61	14.68	10.43	8.58	10.00
Value at end of period	19.93	18.61	14.68	10.43	8.58
Number of accumulation units outstanding at end of period	142,443	205,529	153,416	77,205	24,729
PUTNAM VT INVESTORS
Value at beginning of period	11.08	10.00
Value at end of period	10.79	11.08
Number of accumulation units outstanding at end of period	39,289	31,551
ROYCE SMALL-CAP
Value at beginning of period	22.86	22.36	16.74	15.01	15.67	13.11	10.00
Value at end of period	20.00	22.86	22.36	16.74	15.01	15.67	13.11
Number of accumulation units outstanding at end of period	108,394	152,944	229,821	239,925	195,753	163,253	56,559
SCHWAB MARKETTRACK GROWTH II
Value at beginning of period	18.96	18.20	14.74	13.08	13.30	11.78	9.56	14.02	13.35	11.69
Value at end of period	18.66	18.96	18.10	14.74	13.08	13.30	11.78	9.56	14.02	13.35
Number of accumulation units outstanding at end of period	790,531	849,337	837,530	862,923	906,371	868,031	853,815	851,786	828,014	553,378
SCHWAB MONEY MARKET
Value at beginning of period	11.07	11.14	11.21	11.28	11.35	11.42	11.48	11.32	10.88	10.47
Value at end of period	11.00	11.07	11.14	11.21	11.28	11.35	11.42	11.48	11.32	10.88
Number of accumulation units outstanding at end of period	3,958,953	3,509,632	3,456,372	3,604,078	4,147,381	4,481,309	4,998,624	8,949,505	6,276,882	4,276,333
SCHWAB S&P 500 INDEX
Value at beginning of period	19.28	17.11	13.04	11.34	11.20	9.83	7.84	12.44	11.89	10.35
Value at end of period	19.38	19.28	17.11	13.04	11.34	11.20	9.83	7.84	12.44	11.89
Number of accumulation units outstanding at end of period	5,105,677	5,265,434	4,907,807	4,352,613	4,075,218	3,745,599	3,858,136	3,857,936	3,348,543	2,814,209

APP A-5

SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	13.01	12.59	12.71	12.01	11.29	10.59	10.00
Value at end of period	12.76	13.01	12.59	12.71	12.01	11.29	10.59
Number of accumulation units outstanding at end of period	420,992	565,146	219,644	207,195	157,318	140,347	68,614
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	24.20	22.08	16.87	14.75	14.54	12.64	10.00
Value at end of period	24.09	24.20	22.08	16.87	14.75	14.54	12.64
Number of accumulation units outstanding at end of period	213,570	250,389	272,848	226,452	169,096	133,200	17,909
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	24.97	23.56	17.60	15.90	15.53	12.63	10.00
Value at end of period	24.47	24.97	23.56	17.60	15.90	15.53	12.63
Number of accumulation units outstanding at end of period	65,925	65,429	62,138	51,429	73,821	37,793	11,161
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	12.64	10.00
Value at end of period	14.12	12.64
Number of accumulation units outstanding at end of period	115,215	337,869
TEMPLETON FOREIGN VIP
Value at beginning of period	12.17	13.78	11.28	9.60	10.82	10.00
Value at end of period	11.31	12.17	13.78	11.28	9.60	10.82
Number of accumulation units outstanding at end of period	330,197	337,869	245,645	231,290	163,275	79,133
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	10.04	10.00
Value at end of period	9.55	10.04
Number of accumulation units outstanding at end of period	462,306	377,008
THIRD AVENUE VALUE
Value at beginning of period	10.85	10.46	8.85	6.99	8.95	7.89	5.47	9.77	10.33	10.00
Value at end of period	9.82	10.85	10.46	8.85	6.99	8.95	7.89	5.47	9.77	10.33
Number of accumulation units outstanding at end of period	188,607	213,884	286,880	320,049	441,325	619,787	791,857	1,004,049	867,622	453,625
TOUCHSTONE VST MID CAP GROWTH
Value at beginning of period	25.09	22.33	16.67	13.99	15.88	13.14	10.00
Value at end of period	25.42	25.09	22.33	16.67	13.99	15.88	13.14
Number of accumulation units outstanding at end of period	92,580	87,514	87,014	82,019	83,294	91,070	50,864
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	12.86	16.05	14.65	14.30	17.28	13.51	10.00
Value at end of period	8.48	12.86	16.05	14.65	14.30	17.28	13.51
Number of accumulation units outstanding at end of period	219,260	210,851	211,653	206,700	221,542	204,692	90,702
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	11.87	11.70	12.96	12.36	11.50	10.90	10.00
Value at end of period	10.25	11.87	11.70	12.96	12.36	11.50	10.90
Number of accumulation units outstanding at end of period	289,041	423,523	430,564	472,887	390,754	262,896	87,084
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	20.46	20.52	14.37	12.28	12.31	9.14	6.56	11.86	9.76	8.57
Value at end of period	20.03	20.46	20.52	14.37	12.28	12.31	9.14	6.56	11.86	9.76
Number of accumulation units outstanding at end of period	167,178	172,917.00	174,875	153,597	193,722	191,014	182,421	208,456	240,879	142,197
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
Value at beginning of period	10.84	10.00
Value at end of period	10.91	10.84
Number of accumulation units outstanding at end of period	26,682	13,049.00
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	23.05	21.01	16.19	14.10	15.02	12.22	8.32	13.99	13.20	11.84
Value at end of period	22.20	23.05	21.01	16.19	14.10	15.02	12.22	8.32	13.99	13.20
Number of accumulation units outstanding at end of period	131,459	155,440.00	144,374	151,889	147,443	166,039	170,046	154,365	150,979	126,802

APP A-6

INVESTMENT DIVISION (0.70)	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS GROWTH & INCOME
Value at beginning of period	19.12	17.58	13.12	11.24	10.64	9.48	7.90	13.39	12.83	11.02
Value at end of period	19.31	19.12	17.58	13.12	11.24	10.64	9.48	7.90	13.39	12.83
Number of accumulation units outstanding at end of period	58,278	62,532	73,568	79,765	92,196	117,811	181,819	247,617	311,858	331,146
AB VPS GROWTH
Value at beginning of period	16.86	14.99	11.26	9.96	9.91	8.67	6.55	11.47	10.22	10.40
Value at end of period	18.26	16.86	14.99	11.26	9.96	9.91	8.67	6.55	11.47	10.22
Number of accumulation units outstanding at end of period	7,228	7,292	7,280	22,613	22,933	24,207	49,016	57,966	124,518	113,566
AB VPS INTERNATIONAL GROWTH
Value at beginning of period	15.12	15.41	13.66	11.91	14.25	12.71	9.17	18.06	15.39	12.20
Value at end of period	14.74	15.12	15.41	13.66	11.91	14.25	12.71	9.17	18.06	15.39
Number of accumulation units outstanding at end of period	44,694	48,731	55,639	69,328	95,434	113,106	168,992	177,796	193,982	164,349
AB VPS INTERNATIONAL VALUE
Value at beginning of period	7.95	8.53	6.99	6.14	7.66	7.38	5.52	11.86	11.29	10.00
Value at end of period	8.10	7.95	8.53	6.99	6.14	7.66	7.38	5.52	11.86	11.29
Number of accumulation units outstanding at end of period	11,325	12,154	12,680	19,657	27,701	48,171	100,705	138,707	162,291	141,998
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	46.82	36.81	35.58	29.56	27.31	21.76	16.93	26.51	31.23	23.26
Value at end of period	45.87	46.82	36.81	35.58	29.56	27.31	21.76	16.93	26.51	31.23
Number of accumulation units outstanding at end of period	34,179	35,804	37,421	48,527	89,472	105,084	93,854	77,008	92,149	168,132
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	19.30	17.80	12.98	11.01	12.10	9.61	6.77	10.58	10.48	10.00
Value at end of period	18.12	19.30	17.80	12.98	11.01	12.10	9.61	6.77	10.58	10.48
Number of accumulation units outstanding at end of period	9,065	12,568	15,003	12,445	29,914	45,521	51,029	22,426	27,361	23,137
ALGER BALANCED
Value at beginning of period	16.09	14.80	12.93	12.26	12.34	11.27	8.78	12.95	11.61	11.16
Value at end of period	16.21	16.09	14.80	12.93	12.26	12.34	11.27	8.78	12.95	11.61
Number of accumulation units outstanding at end of period	22,883	25,043	25,705	40,111	41,731	44,663	53,045	72,980	83,851	100,959
ALGER LARGECAP GROWTH
Value at beginning of period	16.21	14.71	10.97	10.05	10.16	9.02	6.16	11.51	9.67	9.26
Value at end of period	16.38	16.21	14.71	10.97	10.05	10.16	9.02	6.16	11.51	9.67
Number of accumulation units outstanding at end of period	84,852	89,761	81,386	86,957	84,764	118,965	142,949	158,263	208,329	194,217
ALGER MID CAP GROWTH
Value at beginning of period	23.60	22.00	16.31	14.13	15.52	13.09	8.69	21.01	16.08	14.71
Value at end of period	23.07	23.60	22.00	16.31	14.13	15.52	13.09	8.69	21.01	16.08
Number of accumulation units outstanding at end of period	18,890	24,873	25,658	27,270	25,610	40,469	55,888	43,857	77,107	64,232
AMERICAN CENTURY VP BALANCED
Value at beginning of period	20.57	18.85	16.17	14.56	13.92	12.56	10.95	13.84	13.28	12.20
Value at end of period	19.90	20.57	18.85	16.17	14.56	13.92	12.56	10.95	13.84	13.28
Number of accumulation units outstanding at end of period	46,413	51,941	52,617	49,272	56,565	27,371	29,260	29,848	37,751	38,504
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	19.65	17.59	13.04	11.45	11.18	9.86	8.41	12.95	13.04	11.22
Value at end of period	18.42	19.65	17.59	13.04	11.45	11.18	9.86	8.41	12.95	13.04
Number of accumulation units outstanding at end of period	21,765	20,586	22,536	25,660	27,566	30,810	53,839	67,593	74,358	85,597
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	14.83	15.80	13.00	10.80	12.37	10.99	8.28	15.11	12.88	10.38
Value at end of period	14.83	14.83	15.80	13.00	10.80	12.37	10.99	8.28	15.11	12.88
Number of accumulation units outstanding at end of period	41,886	46,949	53,336	58,176	63,730	80,711	94,834	110,077	148,770	180,737
AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	26.20	22.70	17.60	15.25	15.49	13.11	10.00
Value at end of period	25.61	26.20	22.70	17.60	15.25	15.49	13.11
Number of accumulation units outstanding at end of period	14,028	15,588	11,540	10,366	9,111	5,546	1,848
AMERICAN CENTURY VP VALUE
Value at beginning of period	24.73	22.02	16.84	14.80	14.75	13.10	11.00	15.13	16.07	13.64
Value at end of period	23.61	24.73	22.02	16.84	14.80	14.75	13.10	11.00	15.13	16.07
Number of accumulation units outstanding at end of period	48,862	74,460	78,490	60,189	65,834	69,811	65,733	103,298	106,549	105,848

APP A-7

BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.05	10.00
Value at end of period	9.91	10.05
Number of accumulation units outstanding at end of period	18,675	11,939
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	22.72	21.03	14.91	13.52	15.49	13.31	10.00
Value at end of period	22.85	22.72	21.03	14.91	13.52	15.49	13.31
Number of accumulation units outstanding at end of period	2,787	4,983	3,368	3,281	3,238	3,932	4,748
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	15.25	12.27	9.85	9.27	10.00
Value at end of period	16.63	15.25	12.27	9.85	9.27
Number of accumulation units outstanding at end of period	47,715	46,767	22,671	41,159	35,232
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	22.27	21.76	16.35	14.80	15.88	12.64	10.00
Value at end of period	20.72	22.27	21.76	16.35	14.80	15.88	12.64
Number of accumulation units outstanding at end of period	1,007	1,165	1,165	1,492	1,413	4,282	-
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	9.34	10.00
Value at end of period	7.93	9.34
Number of accumulation units outstanding at end of period	14,122	1,661
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	36.65	34.87	26.30	23.25	23.73	18.07	13.80	19.82	21.37	18.53
Value at end of period	34.13	36.65	34.87	26.30	23.25	23.73	18.07	13.80	19.82	21.37
Number of accumulation units outstanding at end of period	95,049	104,003	115,317	128,351	161,917	173,466	159,879	175,862	228,361	342,600
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	27.95	27.29	19.44	17.64	16.42	12.13	8.40	14.23	12.69	12.02
Value at end of period	29.85	27.95	27.29	19.44	17.64	16.42	12.13	8.40	14.23	12.69
Number of accumulation units outstanding at end of period	15,995	11,461	27,113	29,972	25,890	45,105	9,475	2,268	2,268	1,011
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	17.26	15.39	11.51	9.98	10.53	9.08	7.21	10.83	9.69	8.99
Value at end of period	18.62	17.26	15.39	11.51	9.98	10.53	9.08	7.21	10.83	9.69
Number of accumulation units outstanding at end of period	40,090	36,334	35,736	83,878	67,821	46,937	54,586	62,234	47,863	45,796
DEUTSCHE CORE EQUITY VIP
Value at beginning of period	20.90	18.82	13.80	12.00	12.15	10.75	8.08	13.23	12.88	11.21
Value at end of period	21.84	20.90	18.82	13.80	12.00	12.15	10.75	8.08	13.23	12.88
Number of accumulation units outstanding at end of period	12,306	10,093	10,233	14,216	39,143	19,783	11,776	19,207	22,283	12,653
DEUTSCHE GLOBAL SMALL CAP VIP
Value at beginning of period	9.56	10.00
Value at end of period	9.60	9.56
Number of accumulation units outstanding at end of period	2,026	2,096
DEUTSCHE LARGE CAP VALUE VIP
Value at beginning of period	18.04	16.41	12.62	11.58	11.67	10.61	8.52	13.49	12.01	10.48
Value at end of period	16.68	18.04	16.41	12.62	11.58	11.67	10.61	8.52	13.49	12.01
Number of accumulation units outstanding at end of period	31,189	45,302	45,837	53,019	37,758	57,346	20,355	17,898	36,878	31,756
DEUTSCHE SMALL CAP INDEX VIP
Value at beginning of period	25.82	24.82	18.03	15.62	16.45	13.11	10.43	15.94	16.37	14.03
Value at end of period	24.46	25.82	24.82	18.03	15.62	16.45	13.11	10.43	15.94	16.37
Number of accumulation units outstanding at end of period	36,038	35,261	33,436	31,698	34,279	74,807	85,884	83,527	100,858	117,123
DEUTSCHE SMALL MID CAP GROWTH VIP
Value at beginning of period	14.01	13.35	9.42	8.29	8.69	6.76	4.84	9.66	9.16	8.76
Value at end of period	13.79	14.01	13.35	9.42	8.29	8.69	6.76	4.84	9.66	9.16
Number of accumulation units outstanding at end of period	12,702	9,383	9,383	10,062	10,083	23,443	24,853	30,657	39,935	62,794
DEUTSCHE SMALL MID CAP VALUE VIP
Value at beginning of period	16.75	15.98	11.90	10.53	11.30	9.24	7.18	10.85	10.61	10.00
Value at end of period	16.31	16.75	15.98	11.90	10.53	11.30	9.24	7.18	10.85	10.61
Number of accumulation units outstanding at end of period	10,274	6,422	20,242	22,416	25,803	30,638	28,689	20,141	9,840	10,825
DREYFUS IP MIDCAP STOCK
Value at beginning of period	27.48	24.69	18.42	15.50	15.55	12.32	9.15	15.47	15.35	14.35
Value at end of period	26.67	27.48	24.69	18.42	15.50	15.55	12.32	9.15	15.47	15.35
Number of accumulation units outstanding at end of period	1,538	1,834	288	370	402	1,488	2,894	10,267	28,840	30,338
DREYFUS VIF APPRECIATION
Value at beginning of period	19.55	18.21	15.14	13.81	12.76	11.14	9.15	13.09	12.30	10.63
Value at end of period	18.93	19.55	18.21	15.14	13.81	12.76	11.14	9.15	13.09	12.30
Number of accumulation units outstanding at end of period	21,860	36,007	43,616	73,780	94,266	47,255	18,129	23,599	14,505	7,914
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	17.46	15.97	11.76	10.03	10.39	8.82	6.90	11.66	10.83	9.52
Value at end of period	17.61	17.46	15.97	11.76	10.03	10.39	8.82	6.90	11.66	10.83
Number of accumulation units outstanding at end of period	34,455	36,920	54,676	48,488	55,006	42,639	33,210	41,561	43,439	44,891
DREYFUS VIF OPPORTUNISTIC SMALL CAP
Value at beginning of period	16.70	16.55	11.22	9.37	10.96	8.41	6.72	10.85	12.28	11.92
Value at end of period	16.21	16.70	16.55	11.22	9.37	10.96	8.41	6.72	10.85	12.28
Number of accumulation units outstanding at end of period	5,722	9,675	11,325	11,980	17,258	25,425	29,314	38,643	41,470	58,911
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	15.15	14.58	14.99	14.66	13.96	13.37	12.79	12.35	11.71	11.32
Value at end of period	15.12	15.15	14.58	14.99	14.66	13.96	13.37	12.79	12.35	11.71
Number of accumulation units outstanding at end of period	159,872	170,250	143,484	187,805	227,723	313,216	509,550	568,360	470,898	550,162
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	16.30	16.32	12.06	10.26	10.74	8.43	6.57	9.88	10.20	10.00
Value at end of period	14.99	16.30	16.32	12.06	10.26	10.74	8.43	6.57	9.88	10.20
Number of accumulation units outstanding at end of period	4,558	3,138	6,300	6,039	22,153	20,410	22,467	2,859	2,052	2,052
INVESCO VI COMSTOCK
Value at beginning of period	19.00	17.49	12.95	10.94	11.22	9.75	7.62	11.93	12.26	10.62
Value at end of period	17.74	19.00	17.49	12.95	10.94	11.22	9.75	7.62	11.93	12.26
Number of accumulation units outstanding at end of period	1,531	2,573	4,134	4,462	6,620	11,257	7,897	12,582	13,556	12,806
INVESCO VI GROWTH & INCOME
Value at beginning of period	19.54	17.84	13.40	11.77	12.10	10.83	8.77	12.99	12.72	11.02
Value at end of period	18.81	19.54	17.84	13.40	11.77	12.10	10.83	8.77	12.99	12.72
Number of accumulation units outstanding at end of period	22,452	28,475	56,755	29,547	32,412	21,015	49,717	27,969	24,285	21,483

APP A-8

INVESCO V.I. HIGH YIELD
Value at beginning of period	19.97	19.77	18.61	15.99	15.95	14.14	9.32	12.63	12.56	11.43
Value at end of period	19.21	19.97	19.77	18.61	15.99	15.95	14.14	9.32	12.63	12.56
Number of accumulation units outstanding at end of period	17,053	13,798	12,047	12,047	12,047	12,047	12,668	20,313	23,264	28,326
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	14.11	14.16	11.98	10.44	11.28	10.06	7.49	12.66	11.11	10.00
Value at end of period	13.68	14.11	14.16	11.98	10.44	11.28	10.06	7.49	12.66	11.11
Number of accumulation units outstanding at end of period	29,350	26,252	82,827	26,912	30,545	26,266	29,914	26,078	37,408	51,223
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	19.24	18.55	14.50	13.16	14.16	12.50	10.00
Value at end of period	18.34	19.24	18.55	14.50	13.16	14.16	12.50
Number of accumulation units outstanding at end of period	9,347	10,112	3,949	3,803	11,088	8,360	519
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	24.11	23.72	17.38	15.36	15.59	12.21	10.00
Value at end of period	22.62	24.11	23.72	17.38	15.36	15.59	12.21
Number of accumulation units outstanding at end of period	3,552	3,829	8,988	4,736	3,885	5,336	61
INVESCO V.I. TECHNOLOGY
Value at beginning of period	10.04	9.10	7.33	6.63	7.03	5.84	3.73	6.78	6.34	5.78
Value at end of period	10.65	10.04	9.10	7.33	6.63	7.03	5.84	3.73	6.78	6.34
Number of accumulation units outstanding at end of period	30,949	32,523	13,362	14,841	15,654	18,675	20,644	34,795	43,714	59,520
JANUS ASPEN BALANCED INSTITUTIONAL SHARES
Value at beginning of period	24.14	22.41	18.78	16.64	16.49	15.32	12.26	14.67	13.36	12.15
Value at end of period	24.12	24.14	22.41	18.78	16.64	16.49	15.32	12.26	14.67	13.36
Number of accumulation units outstanding at end of period	33,656	37,458	37,458	39,156	51,486	63,634	76,780	78,149	105,621	123,056
JANUS ASPEN BALANCED SERVICE SHARES
Value at beginning of period	16.87	15.69	13.19	11.72	11.64	10.84	8.69	10.43	10.00
Value at end of period	16.82	16.87	15.69	13.19	11.72	11.64	10.84	8.69	10.43
Number of accumulation units outstanding at end of period	305,780	305,306	297,755	230,652	219,796	245,939	215,381	186,071	16,752
JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	20.75	19.91	20.08	18.67	17.61	16.42	14.61	13.87	13.05	12.61
Value at end of period	20.65	20.75	19.91	20.08	18.67	17.61	16.42	14.61	13.87	13.05
Number of accumulation units outstanding at end of period	142,149	160,518	172,881	197,329	232,720	266,433	296,341	349,074	459,676	546,980
JANUS ASPEN FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	15.33	14.75	14.90	13.88	13.14	12.28	10.95	10.43	10.00
Value at end of period	15.21	15.33	14.75	14.90	13.88	13.14	12.28	10.95	10.43
Number of accumulation units outstanding at end of period	136,886	140,003	107,536	160,882	147,968	157,332	163,034	85,020	34,941

APP A-9

JANUS ASPEN GLOBAL RESEARCH
Value at beginning of period	12.94	12.13	9.51	7.98	9.31	8.10	5.92	10.77	9.90	8.43
Value at end of period	12.56	12.94	12.13	9.51	7.98	9.31	8.10	5.92	10.77	9.90
Number of accumulation units outstanding at end of period	14,847	14,212	14,407	14,422	16,377	16,825	18,043	19,109	26,966	27,627
JANUS ASPEN GLOBAL TECHNOLOGY
Value at beginning of period	10.00
Value at end of period	11.56
Number of accumulation units outstanding at end of period	10,503
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	25.60	23.53	16.65	14.00	14.81	11.73	9.64	14.27	15.23	13.34
Value at end of period	24.08	25.60	23.53	16.65	14.00	14.81	11.73	9.64	14.27	15.23
Number of accumulation units outstanding at end of period	7,081	6,920	7,291	8,681	10,880	20,702	21,742	21,829	35,350	39,502
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	16.36	17.28	17.62	14.54	17.86	14.66	10.00
Value at end of period	12.99	16.36	17.28	17.62	14.54	17.86	14.66
Number of accumulation units outstanding at end of period	27,098	28,044	28,416	33,574	39,371	45,330	13,987
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	32.28	31.00	22.29	18.98	18.37	14.64	10.66	17.64	17.17	14.97
Value at end of period	30.52	32.28	31.00	22.29	18.98	18.37	14.64	10.66	17.64	17.17
Number of accumulation units outstanding at end of period	25,064	29,948	44,424	34,401	42,405	47,844	51,788	48,128	76,720	58,943
MFS INTERNATIONAL VALUE
Value at beginning of period	20.26	20.17	15.91	13.82	14.17	13.12	10.00
Value at end of period	21.39	20.26	20.17	15.91	13.82	14.17	13.12
Number of accumulation units outstanding at end of period	41,625	28,785	33,686	25,358	19,955	15,283	1,581
MFS UTILITIES
Value at beginning of period	14.90	13.34	11.18	9.94	9.40	8.34	6.32	10.00
Value at end of period	12.61	14.90	13.34	11.18	9.94	9.40	8.34	6.32
Number of accumulation units outstanding at end of period	14,657	15,773	30,682	36,826	52,553	22,033	20,952	10,673
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	16.56	14.69	10.82	9.44	10.19	8.15	5.61	10.46	10.22	10.00
Value at end of period	15.05	16.56	14.69	10.82	9.44	10.19	8.15	5.61	10.46	10.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,141	1,141	1,523	7,294	9,345
NVIT MID CAP INDEX
Value at beginning of period	30.24	27.89	21.15	18.16	18.79	15.03	11.09	17.62	16.53	15.17
Value at end of period	29.20	30.24	27.89	21.15	18.16	18.79	15.03	11.09	17.62	16.53
Number of accumulation units outstanding at end of period	30,771	29,468	26,448	24,613	27,859	32,436	35,812	42,090	45,361	49,308
OPPENHEIMER GLOBAL FUND VA
Value at beginning of period	23.06	22.70	17.96	14.91	16.37	14.22	10.24	17.25	16.34	13.98
Value at end of period	23.80	23.06	22.70	17.96	14.91	16.37	14.22	10.24	17.25	16.34
Number of accumulation units outstanding at end of period	118,441	133,559	144,299	164,431	227,134	228,046	220,118	282,379	341,251	397,451
OPPENHEIMER MAIN STREET SMALL CAP VA
Value at beginning of period	10.00
Value at end of period	10.34
Number of accumulation units outstanding at end of period	4,534
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	19.82	21.51	17.21	14.18	15.38	13.50	9.76	17.14	15.32	11.80
Value at end of period	20.36	19.82	21.51	17.21	14.18	15.38	13.50	9.76	17.14	15.32
Number of accumulation units outstanding at end of period	23,371	22,130	23,665	24,151	25,259	33,451	40,434	32,609	102,670	57,487
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	7.40	10.00
Value at end of period	5.46	7.40
Number of accumulation units outstanding at end of period	676	184
PIMCO VIT HIGH YIELD
Value at beginning of period	25.03	24.40	23.23	20.47	19.95	17.55	12.60	16.58	16.13	14.90
Value at end of period	24.45	25.03	24.40	23.23	20.47	19.95	17.55	12.60	16.58	16.13
Number of accumulation units outstanding at end of period	55,217	80,312	106,274	117,123	72,983	107,381	117,989	106,436	140,350	217,913
PIMCO VIT LOW DURATION
Value at beginning of period	13.51	13.49	13.61	12.94	12.89	12.33	10.96	11.08	10.39	10.07
Value at end of period	13.46	13.51	13.49	13.61	12.94	12.89	12.33	10.96	11.08	10.39
Number of accumulation units outstanding at end of period	224,850	216,852	223,578	290,294	301,318	256,585	323,504	232,695	295,140	357,766
PIMCO VIT TOTAL RETURN
Value at beginning of period	16.02	15.47	15.89	14.60	14.19	13.22	11.67	11.22	10.39	10.08
Value at end of period	15.98	16.02	15.47	15.89	14.60	14.19	13.22	11.67	11.22	10.39
Number of accumulation units outstanding at end of period	371,387	368,239	336,244	517,526	506,242	456,482	513,699	335,930	197,447	288,330
PIONEER EMERGING MARKETS VCT
Value at beginning of period	6.21	7.17	7.38	6.66	8.78	7.65	4.43	10.00
Value at end of period	5.21	6.21	7.17	7.38	6.66	8.78	7.65	4.43
Number of accumulation units outstanding at end of period	1,122	1,122	3,400	6,801	12,641	35,115	91,023	5,513
PIONEER FUND VCT
Value at beginning of period	16.65	15.10	11.41	10.42	10.97	9.52	7.66	11.73	11.25	9.71
Value at end of period	16.52	16.65	15.10	11.41	10.42	10.97	9.52	7.66	11.73	11.25
Number of accumulation units outstanding at end of period	3,488	3,495	3,909	10,758	15,965	11,039	13,095	23,841	13,316	24,425
PIONEER MID CAP VALUE VCT
Value at beginning of period	16.48	14.46	10.97	9.97	10.66	9.10	7.32	11.13	10.64	10.00
Value at end of period	15.33	16.48	14.46	10.97	9.97	10.66	9.10	7.32	11.13	10.64
Number of accumulation units outstanding at end of period	17,519	19,744	19,820	16,050	16,235	13,756	22,844	17,254	12,356	954
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	16.19	14.90	10.53	9.91	10.21	8.55	5.96	9.30	9.74	10.00
Value at end of period	16.34	16.19	14.90	10.53	9.91	10.21	8.55	5.96	9.30	9.74
Number of accumulation units outstanding at end of period	245	5,078	4,802	534	25,312	27,031	25,599	3,740	-	556

APP A-10

PRUDENTIAL SERIES EQUITY
Value at beginning of period	22.08	20.72	15.69	13.96	14.62	13.20	10.00
Value at end of period	22.35	22.08	20.72	15.69	13.96	14.62	13.20
Number of accumulation units outstanding at end of period	178	178	483	514	507	690	349
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	12.21	15.33	14.06	14.59	18.21	14.39	10.00
Value at end of period	8.63	12.21	15.33	14.06	14.59	18.21	14.39
Number of accumulation units outstanding at end of period	185	185	2,163	2,557	2,061	94,295	4,498
PUTNAM VT AMERICAN GOVERNMENT INCOME IB
Value at beginning of period	11.25	10.86	10.99	10.86	10.24	10.00
Value at end of period	11.10	11.25	10.86	10.99	10.86	10.24
Number of accumulation units outstanding at end of period	31,443	27,315	9,093	18,877	51,828	5,030
PUTNAM VT EQUITY INCOME IB
Value at beginning of period	18.73	16.74	12.73	10.75	10.62	10.00
Value at end of period	18.03	18.73	16.74	12.73	10.75	10.62
Number of accumulation units outstanding at end of period	43,027	47,306	9,666	9,957	18,375	-
PUTNAM VT GLOBAL HEALTHCARE IB
Value at beginning of period	18.58	14.68	10.42	8.58	10.00
Value at end of period	19.88	18.58	14.66	10.42	8.58
Number of accumulation units outstanding at end of period	66,249	78,271	59,157	33,595	4,226
PUTNAM VT INVESTORS
Value at beginning of period	11.08	10.00
Value at end of period	10.78	11.08
Number of accumulation units outstanding at end of period	0	293
ROYCE SMALL-CAP
Value at beginning of period	22.80	22.31	16.71	14.99	15.66	13.11	10.00
Value at end of period	19.93	22.80	22.31	16.71	14.99	15.66	13.11
Number of accumulation units outstanding at end of period	11,995	19,254	61,630	24,418	25,471	23,810	5,078
SCHWAB MARKETTRACK GROWTH II
Value at beginning of period	18.83	17.98	14.65	13.01	13.23	11.73	9.52	13.97	13.32	11.66
Value at end of period	18.53	18.83	17.98	14.65	13.01	13.23	11.73	9.52	13.97	13.32
Number of accumulation units outstanding at end of period	87,221	107,613	129,632	144,110	188,716	193,819	202,385	212,923	306,788	330,671
SCHWAB MONEY MARKET
Value at beginning of period	11.00	11.08	11.15	11.23	11.30	11.37	11.44	11.28	10.85	10.44
Value at end of period	10.93	11.00	11.08	11.15	11.23	11.30	11.37	11.44	11.28	10.85
Number of accumulation units outstanding at end of period	513,259	557,889	700,692	776,451	780,190	883,275	915,644	1,614,712	1,494,262	1,069,635
SCHWAB S&P 500 INDEX
Value at beginning of period	19.14	17.00	12.96	11.28	11.15	9.79	7.81	12.40	11.86	10.33
Value at end of period	19.23	19.14	17.00	12.96	11.28	11.15	9.79	7.81	12.40	11.86
Number of accumulation units outstanding at end of period	709,872	693,737	728,722	675,823	670,131	788,351	823,134	807,769	979,562	1,128,811

APP A-11

SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	12.97	12.56	12.69	11.99	11.28	10.59	10.00
Value at end of period	12.72	12.97	12.56	12.69	11.99	11.28	10.59
Number of accumulation units outstanding at end of period	13,233	11,955	8,378	7,601	5,619	-	-
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	24.13	22.02	16.84	14.73	14.53	12.64	10.00
Value at end of period	24.01	24.13	22.02	16.84	14.73	14.53	12.64
Number of accumulation units outstanding at end of period	3,687	9,342	11,447	10,261	4,032	132	-
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	24.90	23.50	17.57	15.87	15.52	12.63	10.00
Value at end of period	24.39	24.90	23.50	17.57	15.87	15.52	12.63
Number of accumulation units outstanding at end of period	6,198	5,866	6,354	4,899	5,159	3,362	-
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	12.63	10.00
Value at end of period	14.11	12.63
Number of accumulation units outstanding at end of period	17,500	32,356
TEMPLETON FOREIGN VIP
Value at beginning of period	12.14	13.76	11.27	9.60	10.81	10.00
Value at end of period	11.27	12.14	13.76	11.27	9.60	10.81
Number of accumulation units outstanding at end of period	19,158	19,118	15,868	8,605	9,728	8,236
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	10.04	10.00
Value at end of period	9.54	10.04
Number of accumulation units outstanding at end of period	40,586	19,536
THIRD AVENUE VALUE
Value at beginning of period	10.80	10.42	8.82	6.98	8.93	7.88	5.46	9.76	10.32	10.00
Value at end of period	9.77	10.80	10.42	8.82	6.98	8.93	7.88	5.46	9.76	10.32
Number of accumulation units outstanding at end of period	278	278	18,062	18,062	20,889	27,446	31,506	57,125	51,529	44,929
TOUCHSTONE VST MID CAP GROWTH
Value at beginning of period	25.02	22.28	16.64	13.97	15.87	13.14	10.00
Value at end of period	25.34	25.02	22.28	16.64	13.97	15.87	13.14
Number of accumulation units outstanding at end of period	2,423	4,003	12,575	13,099	7,025	8,333	813
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	12.83	16.01	14.62	14.28	17.26	13.51	10.00
Value at end of period	8.45	12.83	16.01	14.62	14.28	17.26	13.51
Number of accumulation units outstanding at end of period	2,533	2,675	924	11,441	16,116	22,130	10,269
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	11.84	11.67	12.94	12.34	11.49	10.90	10.00
Value at end of period	10.22	11.84	11.67	12.94	12.34	11.49	10.90
Number of accumulation units outstanding at end of period	16,363	17,927	23,375	27,953	62,858	19,431	7,194
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	20.32	20.39	14.28	12.22	12.25	9.10	6.53	11.82	9.73	8.55
Value at end of period	19.89	20.32	20.39	14.28	12.22	12.25	9.10	6.53	11.82	9.73
Number of accumulation units outstanding at end of period	68,220	69,374	108,439	106,053	113,254	104,221	104,125	138,128	137,612	161,331
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
Value at beginning of period	10.83	10.00
Value at end of period	10.90	10.83
Number of accumulation units outstanding at end of period	2,319	2,319
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	22.90	20.88	16.09	14.03	14.95	12.17	8.29	13.94	13.17	11.82
Value at end of period	22.04	22.90	20.88	16.09	14.03	14.95	12.17	8.29	13.94	13.17
Number of accumulation units outstanding at end of period	38,439	46,424	48,450	59,076	71,017	73,065	85,597	83,208	99,154	128,584

APP A-12

INVESTMENT DIVISION (0.85)	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS GROWTH & INCOME
Value at beginning of period	22.04	20.29	15.16	13.01	12.35	11.01	9.19	15.60	14.97	12.87
Value at end of period	22.23	22.04	20.29	15.16	13.01	12.35	11.01	9.19	15.60	14.97
Number of accumulation units outstanding at end of period	66,270	76,315	84,083	89,587	97,991	130,139	151,529	301,465	223,765	209,357
AB VPS GROWTH
Value at beginning of period	23.13	20.59	15.50	13.72	13.67	11.98	9.07	15.90	14.19	14.47
Value at end of period	25.01	23.13	20.59	15.50	13.72	13.67	11.98	9.07	15.90	14.19
Number of accumulation units outstanding at end of period	18,705	19,428	17,188	19,627	21,421	34,587	47,594	71,426	79,267	58,346
AB VPS INTERNATIONAL GROWTH
Value at beginning of period	14.91	15.22	13.51	11.79	14.13	12.62	9.12	17.99	15.36	12.19
Value at end of period	14.50	14.91	15.22	13.51	11.79	14.13	12.62	9.12	17.99	15.36
Number of accumulation units outstanding at end of period	141,224	164,336	170,626	202,947	238,035	323,568	419,349	423,683	499,709	426,600
AB VPS INTERNATIONAL VALUE
Value at beginning of period	7.85	8.44	6.92	6.09	7.61	7.34	5.49	11.84	11.28	10.00
Value at end of period	7.98	7.85	8.44	6.92	6.09	7.61	7.34	5.49	11.84	11.28
Number of accumulation units outstanding at end of period	70,590	81,490	90,331	116,558	127,999	169,069	269,528	431,272	496,719	246,769
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	35.24	28.35	27.44	22.84	21.13	16.86	13.14	20.60	24.31	18.13
Value at end of period	35.22	35.24	28.35	27.44	22.84	21.13	16.86	13.14	20.60	24.31
Number of accumulation units outstanding at end of period	117,913	128,573	133,178	149,713	128,073	142,012	123,399	144,190	161,905	183,494
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	19.05	17.60	12.86	10.92	12.02	9.55	6.74	10.56	10.47	10.00
Value at end of period	17.86	19.05	17.60	12.86	10.92	12.02	9.55	6.74	10.56	10.47
Number of accumulation units outstanding at end of period	49,856	52,788	56,345	42,973	47,979	56,347	54,314	77,399	84,062	63,196
ALGER BALANCED
Value at beginning of period	16.76	15.44	13.51	12.83	12.93	11.82	9.22	13.63	12.24	11.78
Value at end of period	16.86	16.76	15.44	13.51	12.83	12.93	11.82	9.22	13.63	12.24
Number of accumulation units outstanding at end of period	3,649	2,762	3,794	3,830	4,244	7,122	8,960	10,103	14,959	16,227
ALGER LARGECAP GROWTH
Value at beginning of period	22.92	20.83	15.55	14.28	14.45	12.85	8.78	16.45	13.83	13.27
Value at end of period	23.12	22.92	20.83	15.55	14.28	14.45	12.85	8.78	16.45	13.83
Number of accumulation units outstanding at end of period	150,958	133,321	128,569	126,691	138,491	136,952	204,270	165,677	207,673	92,170
ALGER MID CAP GROWTH
Value at beginning of period	23.19	21.66	16.08	13.95	15.34	12.96	8.62	20.87	16.00	14.65
Value at end of period	22.64	23.19	21.66	16.08	13.95	15.34	12.96	8.62	20.87	16.00
Number of accumulation units outstanding at end of period	39,536	48,956	49,047	53,272	61,926	125,686	134,831	95,444	102,005	78,895
AMERICAN CENTURY VP BALANCED
Value at beginning of period	20.21	18.56	15.94	14.38	13.77	12.44	10.86	13.75	13.21	12.16
Value at end of period	19.53	20.21	18.56	15.94	14.38	13.77	12.44	10.86	13.75	13.21
Number of accumulation units outstanding at end of period	159,635	164,115	148,438	124,443	91,458	76,209	80,333	83,290	79,262	74,508
AMERICAN CENTURY VP INCOME & GROWTH
Value at beginning of period	22.84	20.48	15.21	13.36	13.07	11.55	9.86	15.21	15.35	13.22
Value at end of period	21.38	22.84	20.48	15.21	13.36	13.07	11.55	9.86	15.21	15.35
Number of accumulation units outstanding at end of period	65,554	65,706	56,944	59,823	61,372	78,643	120,848	122,928	143,569	178,802
AMERICAN CENTURY VP INTERNATIONAL
Value at beginning of period	20.91	22.32	18.39	15.31	17.55	15.62	11.78	21.53	18.39	14.84
Value at end of period	20.89	20.91	22.32	18.39	15.31	17.55	15.62	11.78	21.53	18.39
Number of accumulation units outstanding at end of period	26,816	27,200	25,076	28,608	27,902	31,549	42,071	53,741	70,220	85,336
AMERICAN CENTURY VP MID CAP VALUE
Value at beginning of period	25.98	22.54	17.50	15.19	15.45	13.09	10.00
Value at end of period	25.36	25.98	22.54	17.50	15.19	15.45	13.09
Number of accumulation units outstanding at end of period	62,538	60,632	49,019	25,466	23,556	20,509	9,024
AMERICAN CENTURY VP VALUE
Value at beginning of period	24.31	21.68	16.60	14.61	14.59	12.97	10.91	15.03	15.98	13.58
Value at end of period	23.16	24.31	21.68	16.60	14.61	14.59	12.97	10.91	15.03	15.98
Number of accumulation units outstanding at end of period	182,585	263,743	277,999	252,449	240,793	268,246	189,899	206,339	253,985	250,774

APP A-13

BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.04	10.00
Value at end of period	9.89	10.04
Number of accumulation units outstanding at end of period	31,187	27,070
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	22.53	20.88	14.83	13.46	15.45	13.30	10.00
Value at end of period	22.62	22.53	20.88	14.83	13.46	15.45	13.30
Number of accumulation units outstanding at end of period	19,141	18,447	17,232	15,714	20,105	19,127	1,838
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	15.16	12.22	9.82	9.26	10.00
Value at end of period	16.51	15.16	12.22	9.82	9.26
Number of accumulation units outstanding at end of period	95,273	116,301	100,945	93,061	88,943
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	22.08	21.61	16.26	14.74	15.84	12.63	10.00
Value at end of period	20.51	22.08	21.61	16.26	14.74	15.84	12.63
Number of accumulation units outstanding at end of period	14,580	14,176	23,379	10,286	9,383	1,386	1,175
DELAWARE VIP EMERGING MARKETS SERIES
Value at beginning of period	9.33	10.00
Value at end of period	7.91	9.33
Number of accumulation units outstanding at end of period	17,170	7,370
DELAWARE VIP SMALL CAP VALUE SERIES
Value at beginning of period	30.88	29.42	22.23	19.68	20.12	15.34	11.73	16.88	18.23	15.82
Value at end of period	28.72	30.88	29.42	22.23	19.68	20.12	15.34	11.73	16.88	18.23
Number of accumulation units outstanding at end of period	102,431	140,035	152,856	144,993	156,473	161,664	182,026	215,309	234,525	255,370
DELAWARE VIP SMID CAP GROWTH SERIES
Value at beginning of period	27.55	26.93	19.22	17.46	16.29	12.05	8.36	14.18	12.66	12.00
Value at end of period	29.37	27.55	26.93	19.22	17.46	16.29	12.05	8.36	14.18	12.66
Number of accumulation units outstanding at end of period	35,713	37,482	51,464	26,075	47,392	35,396	21,394	7,856	7,671	8,205
DEUTSCHE CAPITAL GROWTH VIP
Value at beginning of period	24.36	21.75	16.29	14.16	14.95	12.92	10.27	15.45	13.84	12.86
Value at end of period	26.24	24.36	21.75	16.29	14.16	14.95	12.92	10.27	15.45	13.84
Number of accumulation units outstanding at end of period	169,560	129,547	163,650	156,737	114,516	142,615	98,593	99,523	61,148	41,824
DEUTSCHE CORE EQUITY VIP
Value at beginning of period	20.60	18.58	13.64	11.88	12.05	10.68	8.04	13.18	12.84	11.20
Value at end of period	21.49	20.60	18.58	13.64	11.88	12.05	10.68	8.04	13.18	12.84
Number of accumulation units outstanding at end of period	131,451	120,883	148,541	149,116	259,986	61,689	64,950	63,702	170,978	36,754
DEUTSCHE GLOBAL SMALL CAP VIP
Value at beginning of period	9.55	10.00
Value at end of period	9.58	9.55
Number of accumulation units outstanding at end of period	4,543	77
DEUTSCHE LARGE CAP VALUE VIP
Value at beginning of period	17.78	16.20	12.48	11.46	11.57	10.53	8.47	13.44	11.98	10.47
Value at end of period	16.42	17.78	16.20	12.48	11.46	11.57	10.53	8.47	13.44	11.98
Number of accumulation units outstanding at end of period	113,335	213,650	154,713	164,792	126,522	279,139	180,430	194,320	92,548	55,635
DEUTSCHE SMALL CAP INDEX VIP
Value at beginning of period	27.16	26.15	19.02	16.51	17.41	13.90	11.07	16.95	17.43	14.96
Value at end of period	25.69	27.16	26.15	19.02	16.51	17.41	13.90	11.07	16.95	17.43
Number of accumulation units outstanding at end of period	79,227	61,721	68,977	55,822	54,804	59,663	66,901	103,591	75,211	67,445
DEUTSCHE SMALL MID CAP GROWTH VIP
Value at beginning of period	21.03	20.07	14.17	12.50	13.12	10.22	7.33	14.65	13.91	13.32
Value at end of period	20.67	21.03	20.07	14.17	12.50	13.12	10.22	7.33	14.65	13.91
Number of accumulation units outstanding at end of period	16,996	9,200	9,310	8,201	11,878	16,031	29,108	29,336	33,309	34,684
DEUTSCHE SMALL MID CAP VALUE VIP
Value at beginning of period	16.53	15.80	11.78	10.45	11.22	9.19	7.15	10.83	10.59	10.00
Value at end of period	16.08	16.53	15.80	11.78	10.45	11.22	9.19	7.15	10.83	10.59
Number of accumulation units outstanding at end of period	36,899	45,747	67,259	66,726	73,225	151,007	96,964	105,545	71,500	40,642

APP A-14

DREYFUS IP MIDCAP STOCK
Value at beginning of period	27.01	24.30	18.16	15.30	15.37	12.20	9.08	15.37	15.27	14.29
Value at end of period	26.17	27.01	24.30	18.16	15.30	15.37	12.20	9.08	15.37	15.27
Number of accumulation units outstanding at end of period	11,338	7,393	6,205	6,646	9,602	12,936	23,637	25,388	29,180	32,551
DREYFUS VIF APPRECIATION
Value at beginning of period	19.24	17.95	14.95	13.65	12.63	11.04	9.09	13.01	12.25	10.61
Value at end of period	18.60	19.24	17.95	14.95	13.65	12.63	11.04	9.09	13.01	12.25
Number of accumulation units outstanding at end of period	91,399	131,012	150,998	132,987	104,680	147,217	58,170	44,131	36,497	29,061
DREYFUS VIF GROWTH & INCOME
Value at beginning of period	22.14	20.28	14.95	12.77	13.25	11.27	8.82	14.94	13.89	12.23
Value at end of period	22.30	22.14	20.28	14.95	12.77	13.25	11.27	8.82	14.94	13.89
Number of accumulation units outstanding at end of period	11,884	11,915	12,441	14,437	22,314	21,316	11,759	11,498	13,890	20,406
DREYFUS VIF OPPORTUNISTIC SMALL CAP
Value at beginning of period	18.93	18.80	12.76	10.68	12.50	9.61	7.69	12.43	14.09	13.70
Value at end of period	18.35	18.93	18.80	12.76	10.68	12.50	9.61	7.69	12.43	14.09
Number of accumulation units outstanding at end of period	4,537	4,537	4,537	4,597	4,597	4,597	4,597	4,597	5,326	7,959
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	13.63	13.13	13.52	13.25	12.63	12.11	11.61	11.23	10.65	10.32
Value at end of period	13.58	13.63	13.13	13.52	13.25	12.63	12.11	11.61	11.23	10.65
Number of accumulation units outstanding at end of period	298,182	280,672	391,751	458,403	465,143	473,929	487,275	731,081	285,929	230,921
FRANKLIN SMALL CAP VALUE SECURITIES
Value at beginning of period	16.09	16.13	11.94	10.17	10.66	8.39	6.55	9.86	10.19	10.00
Value at end of period	14.77	16.09	16.13	11.94	10.17	10.66	8.39	6.55	9.86	10.19
Number of accumulation units outstanding at end of period	29,956	44,730	67,329	51,285	50,844	58,224	39,235	24,888	13,263	8,845
INVESCO VI COMSTOCK
Value at beginning of period	18.73	17.26	12.81	10.83	11.13	9.68	7.58	11.88	12.23	10.61
Value at end of period	17.46	18.73	17.26	12.81	10.83	11.13	9.68	7.58	11.88	12.23
Number of accumulation units outstanding at end of period	68,773	80,953	70,389	52,458	39,298	43,837	27,918	33,585	28,143	27,267
INVESCO VI GROWTH & INCOME
Value at beginning of period	19.26	17.61	13.25	11.65	11.99	10.75	8.72	12.94	12.69	11.01
Value at end of period	18.51	19.26	17.61	13.25	11.65	11.99	10.75	8.72	12.94	12.69
Number of accumulation units outstanding at end of period	113,547	127,920	155,565	105,747	128,721	142,240	245,184	136,112	138,873	96,797
INVESCO V.I. HIGH YIELD
Value at beginning of period	21.22	21.04	19.83	17.07	17.05	15.14	10.00	13.57	13.51	12.31
Value at end of period	20.38	21.22	21.04	19.83	17.07	17.05	15.14	10.00	13.57	13.51
Number of accumulation units outstanding at end of period	12,740	10,633	7,435.00	7,931.00	6,803	6,916	25,419	27,768	28,476	30,257
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	13.93	14.00	11.86	10.36	11.20	10.01	7.46	12.62	11.10	10.00
Value at end of period	13.49	13.93	14.00	11.86	10.36	11.20	10.01	7.46	12.62	11.10
Number of accumulation units outstanding at end of period	172,114	181,297	202,279	191,595	173,178	243,123	124,419	47,901	177,502	22,099
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	19.08	18.42	14.42	13.11	14.12	12.48	10.00
Value at end of period	18.15	19.08	18.42	14.42	13.11	14.12	12.48
Number of accumulation units outstanding at end of period	39,876	45,511	38,220	16,924	17,495	23,797	5,850
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	23.91	23.56	17.28	15.30	15.55	12.20	10.00
Value at end of period	22.40	23.91	23.56	17.28	15.30	15.55	12.20
Number of accumulation units outstanding at end of period	27,402	24,644	22,301	7,392	10,539	6,712	1,925
INVESCO V.I. TECHNOLOGY
Value at beginning of period	21.82	19.82	15.97	14.48	15.38	12.78	8.19	14.89	13.94	12.72
Value at end of period	23.11	21.82	19.82	15.97	14.48	15.38	12.78	8.19	14.89	13.94
Number of accumulation units outstanding at end of period	4,200	2,171	2,015	3,138	3,138	3,192	4,613	6,702	8,501	9,986

APP A-15

JANUS ASPEN BALANCED INSTITUTIONAL SHARES
Value at beginning of period	23.73	22.05	18.51	16.43	16.30	15.17	12.15	14.56	13.29	12.11
Value at end of period	23.67	23.73	22.05	18.51	16.43	16.30	15.17	12.15	14.56	13.29
Number of accumulation units outstanding at end of period	80,808	87,062	88,820	92,293	96,621	100,763	107,377	131,297	166,568	149,007
JANUS ASPEN BALANCED SERVICE SHARES
Value at beginning of period	16.67	15.54	13.08	11.64	11.58	10.80	8.67	10.42	10.00
Value at end of period	16.60	16.67	15.54	13.08	11.64	11.58	10.80	8.67	10.42
Number of accumulation units outstanding at end of period	849,473	892,123	770,031	603,145	567,782	540,710	338,708	286,803	148,213
JANUS ASPEN FLEXIBLE BOND INSTITUTIONAL SHARES
Value at beginning of period	16.69	16.04	16.20	15.08	14.25	13.31	11.85	11.27	10.62	10.28
Value at end of period	16.58	16.69	16.04	16.20	15.08	14.25	13.31	11.85	11.27	10.62
Number of accumulation units outstanding at end of period	98,109	102,855	108,267	113,454	107,623	123,907	201,257	258,673	334,781	343,139
JANUS ASPEN FLEXIBLE BOND SERVICE SHARES
Value at beginning of period	15.15	14.60	14.77	13.78	13.07	12.23	10.92	10.42	10.00
Value at end of period	15.02	15.15	14.60	14.77	13.78	13.07	12.23	10.92	10.42
Number of accumulation units outstanding at end of period	514,213	491,582	438,505	541,847	510,580	450,845	412,740	257,478	104,560
JANUS ASPEN GLOBAL RESEARCH
Value at beginning of period	18.88	17.73	13.92	11.69	13.67	11.90	8.72	15.89	14.61	12.47
Value at end of period	18.30	18.88	17.73	13.92	11.69	13.67	11.90	8.72	15.89	14.61
Number of accumulation units outstanding at end of period	9,939	13,503	5,901	5,907	5,932	7,147	25,022	25,784	25,784	29,575
JANUS ASPEN GLOBAL TECHNOLOGY
Value at beginning of period	11.11	10.00
Value at end of period	11.53	11.11
Number of accumulation units outstanding at end of period	3,191	2,256
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	29.98	27.59	19.56	16.47	17.45	13.84	11.39	16.89	18.05	15.83
Value at end of period	28.16	29.98	27.59	19.56	16.47	17.45	13.84	11.39	16.89	18.05
Number of accumulation units outstanding at end of period	7,437	7,430	5,225	5,303	6,246	6,246	7,199	8,064	12,452	15,259
LAZARD RETIREMENT EMERGING MARKETS EQUITY SERIES
Value at beginning of period	16.23	17.16	17.53	14.48	17.81	14.64	10.00
Value at end of period	12.86	16.23	17.16	17.53	14.48	17.81	14.64
Number of accumulation units outstanding at end of period	137,114	166,415	182,081	158,820	137,119	196,397	55,228
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	31.72	30.51	21.97	18.74	18.17	14.50	10.57	17.51	17.08	14.91
Value at end of period	29.95	31.72	30.51	21.97	18.74	18.17	14.50	10.57	17.51	17.08
Number of accumulation units outstanding at end of period	132,149	146,523	170,188	129,988	135,937	144,204	156,173	162,592	195,354	208,005
MFS INTERNATIONAL VALUE
Value at beginning of period	20.08	20.03	15.83	13.77	14.14	13.11	10.00
Value at end of period	21.17	20.08	20.03	15.83	13.77	14.14	13.11
Number of accumulation units outstanding at end of period	222,544	211,132	195,030	140,563	131,736	177,859	32,806
MFS UTILITIES
Value at beginning of period	14.75	13.23	11.10	9.89	9.36	8.32	6.31	10.00
Value at end of period	12.47	14.75	13.23	11.10	9.89	9.36	8.32	6.31
Number of accumulation units outstanding at end of period	109,716	138,633	79,421	58,830	57,915	43,468	40,180	7,904
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE
Value at beginning of period	16.36	14.52	10.71	9.36	10.12	8.10	5.59	10.43	10.21	10.00
Value at end of period	14.83	16.36	14.52	10.71	9.36	10.12	8.10	5.59	10.43	10.21
Number of accumulation units outstanding at end of period	11,252	3,168	3,958	3,958	4,163	4,163	5,457	10,124	12,724	6,043
NVIT MID CAP INDEX
Value at beginning of period	29.72	27.45	20.85	17.93	18.58	14.89	11.00	17.50	16.44	15.11
Value at end of period	28.65	29.72	27.45	20.85	17.93	18.58	14.89	11.00	17.50	16.44
Number of accumulation units outstanding at end of period	103,995	104,518	99,340	85,957	96,672	106,625	109,304	112,076	144,149	144,076
OPPENHEIMER GLOBAL FUND VA
Value at beginning of period	27.42	27.04	21.42	17.82	19.59	17.04	12.29	20.73	19.66	16.85
Value at end of period	28.27	27.42	27.04	21.42	17.82	19.59	17.04	12.29	20.73	19.66
Number of accumulation units outstanding at end of period	168,676	4,895,833	186,871	148,079	165,267	177,111	236,464	278,810	348,861	287,660
OPPENHEIMER MAIN STREET SMALL CAP VA
Value at beginning of period	11.05	10.00
Value at end of period	10.31	11.05
Number of accumulation units outstanding at end of period	14,246	3,783
OPPENHEIMER INTERNATIONAL GROWTH VA
Value at beginning of period	19.53	21.23	17.01	14.04	15.25	13.40	9.71	17.07	15.29	11.79
Value at end of period	20.03	19.53	21.23	17.01	14.04	15.25	13.40	9.71	17.07	15.29
Number of accumulation units outstanding at end of period	121,978	125,920	127,200	123,316	113,629	112,057	123,021	110,878	199,424	94,572

APP A-16

PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	7.39	10.00
Value at end of period	5.44	7.39
Number of accumulation units outstanding at end of period	7,637	5,218
PIMCO VIT HIGH YIELD
Value at beginning of period	19.72	19.25	18.36	16.20	15.81	13.93	10.02	13.20	12.86	11.89
Value at end of period	19.23	19.72	19.25	18.36	16.20	15.81	13.93	10.02	13.20	12.86
Number of accumulation units outstanding at end of period	278,730	389,548	411,641	446,427	421,227	437,868	380,913	399,775	368,662	300,138
PIMCO VIT LOW DURATION
Value at beginning of period	13.28	13.28	13.41	12.78	12.75	12.21	10.87	11.00	10.34	10.03
Value at end of period	13.21	13.28	13.28	13.41	12.78	12.75	12.21	10.87	11.00	10.34
Number of accumulation units outstanding at end of period	1,174,074	1,225,762	1,237,769	1,148,588	1,063,438	1,107,974	1,099,172	782,080	743,594	780,285
PIMCO VIT TOTAL RETURN
Value at beginning of period	15.79	15.27	15.71	14.45	14.07	13.13	11.61	11.17	10.36	10.06
Value at end of period	15.72	15.79	15.27	15.71	14.45	14.07	13.13	11.61	11.17	10.36
Number of accumulation units outstanding at end of period	1,449,300	1,543,515	1,717,816	1,828,041	1,848,577	2,102,149	2,025,341	1,649,130	1,198,424	784,104
PIONEER EMERGING MARKETS VCT
Value at beginning of period	6.15	7.11	7.33	6.62	8.74	7.63	4.42	10.00
Value at end of period	5.15	6.15	7.11	7.33	6.62	8.74	7.63	4.42
Number of accumulation units outstanding at end of period	5,634	6,017	13,950	27,088	32,035	51,580	172,627	70,085
PIONEER FUND VCT
Value at beginning of period	21.02	19.09	14.44	13.21	13.93	12.11	9.75	14.96	14.37	12.43
Value at end of period	20.83	21.02	19.09	14.44	13.21	13.93	12.11	9.75	14.96	14.37
Number of accumulation units outstanding at end of period	12,969	17,558	22,096	21,955	24,333	22,360	21,183	26,988	48,015	25,733
PIONEER MID CAP VALUE VCT
Value at beginning of period	16.27	14.29	10.86	9.88	10.58	9.05	7.29	11.10	10.63	10.00
Value at end of period	15.11	16.27	14.29	10.86	9.88	10.58	9.05	7.29	11.10	10.63
Number of accumulation units outstanding at end of period	32,548	33,780	29,322	28,815	30,575	35,798	30,810	34,312	25,325	4,123
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	15.98	14.73	10.43	9.83	10.14	8.51	5.93	9.28	9.73	10.00
Value at end of period	16.10	15.98	14.73	10.43	9.83	10.14	8.51	5.93	9.28	9.73
Number of accumulation units outstanding at end of period	23,274	24,070	23,996	4,595	14,526	18,849	13,256	5,589	9,737	6,797
PRUDENTIAL SERIES EQUITY
Value at beginning of period	21.89	20.58	15.61	13.90	14.59	13.19	10.00
Value at end of period	22.13	21.89	20.58	15.61	13.90	14.59	13.19
Number of accumulation units outstanding at end of period	28,178	32,358	34,184	25,750	29,932	34,340	1,091
PRUDENTIAL SERIES NATURAL RESOURCES
Value at beginning of period	12.10	15.22	13.99	14.53	18.17	14.37	10.00
Value at end of period	8.54	12.10	15.22	13.99	14.53	18.17	14.37
Number of accumulation units outstanding at end of period	14,758	18,769	29,387	28,662	23,713	34,492	24,804
PUTNAM VT AMERICAN GOVERNMENT INCOME IB
Value at beginning of period	11.17	10.80	10.95	10.84	10.23	10.00
Value at end of period	11.00	11.17	10.80	10.95	10.84	10.23
Number of accumulation units outstanding at end of period	107,870	109,189	34,988	52,097	71,760	15,223
PUTNAM VT EQUITY INCOME IB
Value at beginning of period	18.60	16.65	12.68	10.72	10.61	10.00
Value at end of period	17.88	18.60	16.65	12.68	10.72	10.61
Number of accumulation units outstanding at end of period	139,115	141,441	120,469	43,221	27,390	53,228
PUTNAM VT GLOBAL HEALTHCARE IB
Value at beginning of period	18.48	14.60	10.39	8.57	10.00
Value at end of period	19.75	18.48	14.60	10.39	8.57
Number of accumulation units outstanding at end of period	93,385	120,813	147,262	88,288	60,635
PUTNAM VT INVESTORS
Value at beginning of period	11.06	10.00
Value at end of period	10.76	11.06
Number of accumulation units outstanding at end of period	9,622	126
ROYCE SMALL-CAP
Value at beginning of period	22.61	22.15	16.62	14.93	15.62	13.10	10.00
Value at end of period	19.73	22.61	22.15	16.62	14.93	15.62	13.10
Number of accumulation units outstanding at end of period	58,880	73,450	70,761	67,700	73,660	56,868	21,128

APP A-17

SCHWAB MARKETTRACK GROWTH II
Value at beginning of period	20.93	20.02	16.34	14.52	14.80	13.13	10.68	15.69	14.98	13.14
Value at end of period	20.56	20.93	20.02	16.34	14.52	14.80	13.13	10.68	15.69	14.98
Number of accumulation units outstanding at end of period	217,387	252,709	240,799	277,261	307,101	321,325	299,022	323,868	326,676	400,328
SCHWAB MONEY MARKET
Value at beginning of period	10.57	10.66	10.75	10.84	10.93	11.02	11.10	10.97	10.56	10.18
Value at end of period	10.49	10.57	10.66	10.75	10.84	10.93	11.02	11.10	10.97	10.56
Number of accumulation units outstanding at end of period	1,250,021	1,253,390	1,305,400	1,517,456	1,980,689	2,061,906	2,043,718	3,249,305	2,647,953	1,510,198
SCHWAB S&P 500 INDEX
Value at beginning of period	23.49	20.89	15.95	13.90	13.76	12.10	9.67	15.38	14.72	12.84
Value at end of period	23.56	23.49	20.89	15.95	13.90	13.76	12.10	9.67	15.38	14.72
Number of accumulation units outstanding at end of period	1,187,791	1,154,534	1,083,349	893,491	935,759	944,880	1,226,943	1,128,397	1,069,568	970,617
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	12.86	12.47	12.62	11.95	11.25	10.58	10.00
Value at end of period	12.59	12.86	12.47	12.62	11.95	11.25	10.58
Number of accumulation units outstanding at end of period	220,878	208,474	21,943	25,632	14,647	4,837	1,862
SENTINEL VARIABLE PRODUCTS COMMON STOCK
Value at beginning of period	23.93	21.87	16.74	14.67	14.49	12.62	10.00
Value at end of period	23.77	23.93	21.87	16.74	14.67	14.49	12.62
Number of accumulation units outstanding at end of period	88,174	104,609	155,956	134,084	78,403	75,026	24,625
SENTINEL VARIABLE PRODUCTS SMALL COMPANY
Value at beginning of period	24.69	23.34	17.47	15.81	15.48	12.62	10.00
Value at end of period	24.15	24.69	23.34	17.47	15.81	15.48	12.62
Number of accumulation units outstanding at end of period	26,534	22,774	23,965	7,814	5,402	5,559	1,128
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	12.62	10.00
Value at end of period	14.07	12.62
Number of accumulation units outstanding at end of period	141,042	70,235
TEMPLETON FOREIGN SECURITIES
Value at beginning of period	12.06	13.68	11.22	9.57	10.80	10.00
Value at end of period	11.18	12.06	13.68	11.22	9.57	10.80
Number of accumulation units outstanding at end of period	90,340	118,846	103,615	75,440	69,735	20,294
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	10.03	10.00
Value at end of period	9.52	10.03
Number of accumulation units outstanding at end of period	68,287	41,419
THIRD AVENUE VALUE
Value at beginning of period	10.66	10.30	8.73	6.92	8.86	7.84	5.44	9.73	10.31	10.00
Value at end of period	9.63	10.66	10.30	8.73	6.92	8.86	7.84	5.44	9.73	10.31
Number of accumulation units outstanding at end of period	53,203	56,423	72,586	77,994	85,466	114,401	134,861	183,460	190,120	123,718
TOUCHSTONE MID CAP GROWTH
Value at beginning of period	24.81	22.13	16.55	13.92	15.83	13.13	10.00
Value at end of period	25.09	24.81	22.13	16.55	13.92	15.83	13.13
Number of accumulation units outstanding at end of period	14,785	15,046	14,901	9,900	15,645	12,529	8
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	12.72	15.90	14.54	14.22	17.22	13.50	10.00
Value at end of period	8.37	12.72	15.90	14.54	14.22	17.22	13.50
Number of accumulation units outstanding at end of period	61,855	79,977	94,118	103,309	88,406	98,924	44,271
VAN ECK VIP UNCONSTRAINED EMERGING MARKET BOND
Value at beginning of period	11.74	11.59	12.87	12.29	11.47	10.89	10.00
Value at end of period	10.12	11.74	11.59	12.87	12.29	11.47	10.89
Number of accumulation units outstanding at end of period	151,859	163,963	154,192	216,607	241,653	218,731	124,148
WELLS FARGO ADVANTAGE VT DISCOVERY
Value at beginning of period	32.93	33.09	23.21	19.88	19.97	14.86	10.68	19.36	15.96	14.03
Value at end of period	32.17	32.93	33.09	23.21	19.88	19.97	14.86	10.68	19.36	15.96
Number of accumulation units outstanding at end of period	46,879	47,704	66,155	54,336	39,289	56,231	39,852	47,852	52,061	30,520
WELLS FARGO ADVANTAGE VT OMEGA GROWTH
Value at beginning of period	10.82	10.00
Value at end of period	10.88	10.82
Number of accumulation units outstanding at end of period	9,913	6,638
WELLS FARGO ADVANTAGE VT OPPORTUNITY
Value at beginning of period	27.87	25.46	19.65	17.15	18.31	14.92	10.19	17.15	16.22	14.58
Value at end of period	26.78	27.87	25.46	19.65	17.15	18.31	14.92	10.19	17.15	16.22
Number of accumulation units outstanding at end of period	31,638	35,721	40,278	33,038	28,741	39,807	40,106	40,271	30,832	23,158

APP A-18

Appendix B – Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

(i) the net asset value per share of the Portfolio shares determined as of the end of the current valuation period, plus

(ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current valuation period, plus or minus

(iii) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and

(b) is the net result of:

(i) the net asset value per share of the Portfolio shares held in the Sub-Account determined as of the end of the immediately preceding valuation period; plus or minus

(ii) the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding valuation period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit Option 1 or 0.70% if you have selected Death Benefit Option 2 on Contracts issued before May 1, 2003 and 0.85% if you have selected Death Benefit Option 2 on Contracts issued on May 1, 2003 or thereafter.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the accumulation unit value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(i) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

App B-1

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB ONESOURCE ANNUITY®

Flexible Premium Deferred Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Telephone: (800) 468-8661 (Outside Colorado)

(800) 547-4957 (Colorado)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2016, which is available without charge by contacting the Annuity Service Center, P.O. Box 173920, Denver, Colorado 80217-3920 or by calling (800) 838-0650.

The date of this Statement of Additional Information is

April 29, 2016

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (the “Company”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-1 Series Account (the “Series Account”) are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Options

The Company converts the accumulation units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payment Period.

The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option.

Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.

POSTPONEMENT OF PAYMENTS

With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by Schwab Insurance Services. However, the determination, application or payment of any Death Benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by the Company. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of the Company. The Company maintains records of all purchases and redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of the Company.

B.	Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, CO 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The consolidated financial statements of Great-West Life & Annuity Insurance Company and subsidiaries included in this Statement of Additional Information in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

C.	Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc., a wholly owned subsidiary of the Company. GWFS is a Delaware corporation and is a member of FINRA. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS for the Contracts was zero for the last three fiscal years.

D.	Administrative Services

Certain administrative services are provided by GWFS to assist the Company in processing the Contracts. These services are described in written agreements between GWFS and the Company. The total compensation paid to GWFS in connection with these services was zero for the last three fiscal years.

WITHHOLDING

Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require the Company to disregard the recipient’s election if the recipient fails to supply the Company with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.

Great-West Life & Annuity Insurance

Company (a wholly-owned subsidiary of

GWL&A Financial Inc.)

Consolidated Balance Sheets as of December 31, 2015 and 2014

and Related Statements of Income, Comprehensive Income (Loss),

Stockholder’s Equity and Cash Flows for Each of the Three Years in the

Period Ended December 31, 2015 and Report of Independent Registered

Public Accounting Firm

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2015 and 2014, and the related consolidated statements of income, comprehensive income (loss), stockholders’ equity, and cash flows for each of the three years in the period ended December 31, 2015. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

Denver, Colorado

February 29, 2016

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2015, and 2014

(In Thousands, Except Share Amounts)

	December 31,
	2015	2014
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $20,007,462 and $18,953,144)	$20,531,627	$20,162,078
Fixed maturities, held-for-trading, at fair value (amortized cost of $612,899 and $331,081)	615,839	338,543
Mortgage loans on real estate (net of valuation allowances of $2,890 and $2,890)	3,247,704	3,363,570
Policy loans	4,092,661	4,130,062
Short-term investments (amortized cost of $267,026 and $263,501)	267,026	263,501
Limited partnership and other corporation interests	40,980	49,421
Other investments	15,189	16,068

Total investments	28,811,026	28,323,243
Other assets:
Cash	34,362	12,775
Reinsurance receivable	604,946	611,270
Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”)	414,143	378,694
Investment income due and accrued	283,183	278,886
Collateral under securities lending agreements	—	13,741
Due from parent and affiliates	62,596	47,193
Goodwill	137,683	137,683
Other intangible assets	23,819	27,915
Other assets	874,918	773,651
Assets of discontinued operations	21,910	24,324
Separate account assets	26,631,193	27,718,844

Total assets	$57,899,779	$58,348,219

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Balance Sheets

December 31, 2015, and 2014

(In Thousands, Except Share Amounts)

	December 31,
	2015	2014
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$27,110,981	$25,968,411
Policy and contract claims	354,899	339,104
Policyholders’ funds	299,577	335,484
Provision for policyholders’ dividends	55,481	58,577
Undistributed earnings on participating business	17,024	20,050

Total policy benefit liabilities	27,837,962	26,721,626

General liabilities:
Due to parent and affiliates	540,310	547,266
Commercial paper	93,371	98,589
Payable under securities lending agreements	—	13,741
Deferred income tax liabilities, net	137,116	314,616
Other liabilities	755,651	771,700
Liabilities of discontinued operations	21,910	24,324
Separate account liabilities	26,631,193	27,718,844

Total liabilities	56,017,513	56,210,706

Commitments and contingencies (See Note 21)

Stockholder’s equity:
Preferred stock, $ 1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $ 1 par value, 50,000,000 shares authorized; 7,232,986 and 7,032,000 shares issued and outstanding	7,233	7,032
Additional paid-in capital	840,874	777,664
Accumulated other comprehensive income	233,438	603,018
Retained earnings	800,721	749,799

Total stockholder’s equity	1,882,266	2,137,513

Total liabilities and stockholder’s equity	$57,899,779	$58,348,219

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Income

Years Ended December 31, 2015, 2014, and 2013

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2015	2014	2013
Revenues:
Premium income	$445,550	$446,395	$464,093
Fee income	944,526	729,179	618,244
Other revenue	13,563	7,506	7,355
Net investment income	1,254,430	1,228,388	1,091,389
Realized investment gains (losses), net:
Total other-than-temporary losses	(1,044)	(4,334)	(372)
Other-than-temporary (gains) losses transferred to other comprehensive income	(78)	—	(434)
Other realized investment gains (losses), net	84,832	151,705	(13,330)

Total realized investment gains (losses), net	83,710	147,371	(14,136)

Total revenues	2,741,779	2,558,839	2,166,945

Benefits and expenses:
Life and other policy benefits	636,855	643,420	650,584
(Decrease) increase in future policy benefits	(41,636)	(56,073)	5,575
Interest paid or credited to contractholders	583,319	575,400	505,698
Provision for policyholders’ share of (losses) earnings on participating business	(1,267)	(1,041)	3,976
Dividends to policyholders	57,356	60,739	66,258

Total benefits	1,234,627	1,222,445	1,232,091
General insurance expenses	1,078,996	780,991	650,347
Amortization of DAC and VOBA	100,589	44,845	59,645
Interest expense	38,588	37,286	37,329

Total benefits and expenses	2,452,800	2,085,567	1,979,412

Income before income taxes	288,979	473,272	187,533
Income tax expense	98,524	155,903	58,791

Net income	$190,455	$317,369	$128,742

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Comprehensive Income (Loss)

Years Ended December 31, 2015, 2014, and 2013

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2015	2014	2013
Net income	$190,455	$317,369	$128,742

Components of other comprehensive income (loss)
Unrealized holding gains (losses), net, arising on available-for-
sale fixed maturity investments	(643,880)	586,458	(718,735)
Unrealized holding gains (losses), net, arising on cash flow
hedges	31,061	20,137	3,102
Reclassification adjustment for (gains) losses, net, realized in net income	(52,597)	(56,159)	(42,982)

Net unrealized gains (losses) related to investments	(665,416)	550,436	(758,615)

Future policy benefits, DAC and VOBA adjustments	65,245	(58,760)	190,995
Employee benefit plan adjustment	31,586	(95,886)	121,551

Other, net	96,831	(154,646)	312,546

Other comprehensive income (loss) before income taxes	(568,585)	395,790	(446,069)
Income tax expense (benefit) related to items of other comprehensive income	(199,005)	138,526	(156,124)

Other comprehensive income (loss) (1)	(369,580)	257,264	(289,945)

Total comprehensive income (loss)	$(179,125)	$574,633	$(161,203)

(1) Other comprehensive income (loss) includes the non-credit component of impaired losses on fixed maturities available-for-sale, net of future policy benefits, DAC and VOBA adjustments and income taxes, in the amounts of $(6,596), $177, and $18,388 for the years ended December 31, 2015, 2014, and 2013, respectively.

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Stockholder’s Equity

Years Ended December 31, 2015, 2014, and 2013

(In Thousands, Except Share Amounts)

	Common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balances, January 1, 2013	$7,032	$771,041	$635,699	$722,525	$2,136,297
Net income				128,742	128,742
Other comprehensive loss, net of income taxes			(289,945)		(289,945)
Dividends				(102,436)	(102,436)
Share-based compensation		2,578			2,578
Income tax benefit on share-based compensation		496			496

Balances, December 31, 2013	7,032	774,115	345,754	748,831	1,875,732
Net income				317,369	317,369
Other comprehensive income, net of income taxes			257,264		257,264
Dividends				(316,401)	(316,401)
Share-based compensation		3,384			3,384
Income tax benefit on share-based compensation		165			165

Balances, December 31, 2014	7,032	777,664	603,018	749,799	2,137,513
Net income				190,455	190,455
Other comprehensive loss, net of income taxes			(369,580)		(369,580)
Dividends				(139,533)	(139,533)
Common stock issuance	201	60,602			60,803
Share-based compensation		1,655			1,655
Income tax benefit on share-based compensation		953			953

Balances, December 31, 2015	$7,233	$840,874	$233,438	$800,721	$1,882,266

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years Ended December 31, 2015, 2014, and 2013

(In Thousands, Except Share Amounts)

	Year ended December 31,
	2015	2014	2013
Cash flows from operating activities:
Net income	$190,455	$317,369	$128,742
Adjustments to reconcile net income to net cash provided by operating activities:
Losses allocated to participating policyholders	(1,267)	(1,041)	(804)
Amortization of premiums (accretion of discounts) on investments, net	(12,213)	(42,022)	(20,751)
Net realized (gains) losses on investments	(73,331)	(64,323)	(38,517)
Net proceeds (purchases) of trading securities	(277,510)	11,478	23,677
Interest credited to contractholders	577,548	571,860	507,987
Depreciation and amortization	139,735	76,461	81,061
Deferral of acquisition costs	(64,709)	(110,843)	(80,486)
Deferred income taxes	21,682	75,044	(24,087)
Contingent consideration	(17,600)	—	—
Amortization of low-income housing partnerships	4,563	21,713	31,918
Other, net	(3,072)	(4,984)	2,432
Changes in assets and liabilities:
Policy benefit liabilities	(273,507)	(151,096)	(49,980)
Reinsurance receivable	8,738	(18,054)	12,013
Investment income due and accrued	(4,385)	(8,951)	(12,448)
Other assets	(13,101)	(5,705)	(106,923)
Other liabilities	22,050	(6,568)	78,829

Net cash provided by operating activities	224,076	660,338	532,663

Cash flows from investing activities:
Proceeds from sales, maturities, and redemptions of investments:
Fixed maturities, available-for-sale	5,470,124	4,124,159	4,022,064
Mortgage loans on real estate	594,497	384,306	289,531
Limited partnership interests, other corporation interests, and other investments	6,833	7,555	22,200
Purchases of investments:
Fixed maturities, available-for-sale	(6,468,699)	(5,174,996)	(5,012,792)
Mortgage loans on real estate	(448,924)	(609,008)	(562,940)
Limited partnership interests, other corporation interests, and other investments	(1,527)	(2,983)	(3,706)
Net change in short-term investments	(2,238)	22,096	(27,955)
Policy loans, net	98,143	(11,169)	(4,370)
Acquisition payment	—	(28,356)	—
Purchases of furniture, equipment, and software	(78,778)	(35,537)	(20,618)

Net cash used in investing activities	(830,569)	(1,323,933)	(1,298,586)

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Consolidated Statements of Cash Flows

Years Ended December 31, 2015, 2014, and 2013

(In Thousands, Except Share Amounts)

	Year ended December 31,
	2015	2014	2013
Cash flows from financing activities:
Contract deposits	$2,527,039	$2,709,043	$2,601,820
Contract withdrawals	(1,782,571)	(1,757,936)	(1,780,048)
Change in due to/from parent and affiliates	(22,359)	49,337	(14,724)
Dividends paid	(139,533)	(316,401)	(102,436)
Proceeds from issuance of common stock	60,803	—	—
Proceeds from financing element derivatives	—	5,516	51,832
Payments for and interest paid on financing element derivatives, net	(9,383)	(8,392)	(9,756)
Net commercial paper borrowings	(5,218)	(401)	1,003
Change in book overdrafts	(1,651)	(12,052)	13,840
Income tax benefit of stock option exercises	953	165	496

Net cash provided by financing activities	628,080	668,879	762,027

Net increase (decrease) in cash	21,587	5,284	(3,896)
Cash, beginning of year	12,775	7,491	11,387

Cash, end of year	$34,362	$12,775	$7,491

Supplemental disclosures of cash flow information:
Net cash received (paid) during the year for:
Income taxes	$(4,093)	$46,453	$(10,327)
Interest	(37,288)	(37,284)	(37,329)
Non-cash investing and financing transactions during the years:
Share-based compensation expense	$(1,655)	$(3,384)	$(2,578)
Contingent consideration (See Note 2)	—	(32,209)	—
Assets received from limited partnership investment distribution	—	—	(5,119)
Fixed maturity investments, available-for-sale acquired in reinsurance termination (See Note 4)	—	—	(44,104)
Policy loans acquired in reinsurance termination (See Note 4)	—	—	(6,468)
Fixed maturity investments, available-for-sale acquired in mortgage transfer (See Note 4)	—	—	(28,959)

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

1.  Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company (“GWLA”) and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement, and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado and is subject to regulation by the Colorado Division of Insurance.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries over which it exercises control and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments and derivatives in the absence of quoted market values, impairment of investments, accounting for derivative financial instruments, valuation of DAC, valuation of policy benefit liabilities, valuation of employee benefits plan obligation, and the valuation of deferred tax assets or liabilities, net, and valuation of contingent consideration. Actual results could differ from those estimates.

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.	The Company classifies the majority of its fixed maturity investments as available-for-sale which are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts, and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”). Included in fixed maturities are perpetual debt investments which primarily consist of junior subordinated debt instruments that have no stated maturity date but pay fixed or floating interest in perpetuity. Also included in AOCI is net unrealized gain or loss resulting from foreign currency translations of fixed maturity investments denominated in foreign currencies.

Premiums and discounts are recognized as a component of net investment income using the effective interest method, realized gains and losses are included in net realized investment gains (losses), and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company also classifies certain fixed maturity investments as held-for-trading. Assets in the held-for-trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

The Company recognizes the acquisition of its fixed maturity investments on a trade date basis.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

2.	Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees, and mortgage provision allowances. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts, and origination fees are amortized to net investment income using the effective interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations, and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•	Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience, and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants, and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.	Limited partnership and other corporation interests are accounted for using either the cost or equity method of accounting. The Company uses the cost method on investments where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations. Also included in limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These interests are carried at amortized cost as determined using the effective yield method.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

In the normal course of its activities, the Company is involved with other entities that are considered variable interest entities (“VIE”). An entity would be determined to be a primary beneficiary, and thus consolidated when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance, and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. When the Company becomes involved with a VIE and when the nature of the Company’s involvement with the entity changes, in order to determine if the Company is the primary beneficiary and must consolidate the entity, it evaluates:

•	The structure and purpose of the entity;
•	The risks and rewards created by and shared through the entity; and
•	The entity’s participants’ ability to direct the activities, receive its benefits, and absorb its losses.

The Company performs ongoing qualitative analyses of its involvement with VIEs to determine if consolidation is required.

4.	Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

5.	Short-term investments include securities purchased with investment intent, with initial maturities of one year or less, and are generally carried at fair value which is approximated from amortized cost.

6.	The Company participates in a securities lending program in which the Company lends fixed maturity securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be invested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Cash collateral which is invested is recognized along with any cash collateral not invested within collateral under securities lending agreements in the accompanying consolidated balance sheets. Non-cash collateral is not recognized as the Company does not have effective control.

7.	The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments, where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry, or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a fixed maturity investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics, and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices, interest rate swap futures, and other forward contracts. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

All derivatives, regardless of hedge accounting treatment, are recorded in other assets and other liabilities at fair value. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the consolidated balance sheets the fair value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Accounting for the ongoing changes in the fair value of a derivative depends on the intended use of the derivative. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in AOCI and are recognized in the consolidated income statements when the hedged item affects earnings. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. Changes in the fair value of derivatives not qualifying for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change. Depending on whether the derivative instrument is designated a cash flow hedge or not qualifying for hedge accounting, the changes in fair value resulting from foreign currency translations are recorded in AOCI or net investment income, respectively. Termination of derivative contracts prior to expiration generally result in investment gains and losses. Fluctuations in interest rates, foreign currencies, or equity markets may cause the Company to experience volatility in net income.

The Company uses forward settling TBA securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions are utilized to enhance the return of the Company’s investment portfolio and are accounted for as derivative instruments not qualifying for hedge accounting. The Company purchases agency mortgage-backed TBAs yet does not always take physical delivery of a security but rather may roll the security into the next month. The Company generally takes physical delivery of a security before year end. Changes in fair value on open TBA transactions are recorded in net investment income while realized investment gains or losses are recorded once the Company cash settles or accepts physical delivery of a security.

As part of its hedging strategy, the Company may enter into certain derivative transactions where a cash investment is made by one party. Certain derivative instruments that contain a financing element at inception and where the Company is deemed to be the borrower are included in financing activities in the consolidated statements of cash flows. The cash flows from all other derivative transactions are included in operating activities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities, and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and fee revenue based on equity market performance, and (d) convert floating rate assets to fixed rate assets for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures, and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged by the Company is included in other assets.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•	Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

•	Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers, and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•	Asset-backed, residential mortgage-backed, commercial mortgage-backed securities, and collateralized debt obligations - new issue data, monthly payment information, collateral performance, and third party real estate analysis.
•	U.S. states and their subdivisions - material event notices.
•	Short-term investments - valued based on amortized cost due to their short term nature and high credit quality of the issuers.
•	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows, and news sources.
•	Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows, and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
•	Common collective trusts - the net asset value based on the underlying trust investments.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

•	Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

•	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.
•	Asset-backed securities - internal models utilizing asset-backed securities index spreads.
•	Defined benefit plan limited partnership investments - capital account or net asset value adjusted for other relevant information.
•	GLWB - internal models utilizing long-term equity and interest rate implied volatility, mortality, and policyholder behavior assumptions, such as benefit utilization and partial withdrawals.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the consolidated statement of cash flows. The book overdrafts, in the amounts of $137 and $1,788, are included in other liabilities at December 31, 2015, and 2014, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Internal use software

Purchased software costs, as well as certain internal and external costs incurred to develop internal use computer software during the application development stage, are capitalized and amortized using the straight-line method over the software’s estimated useful life up to five years. Capitalized internal use software development costs, net of accumulated amortization, in the amounts of $93,646 and $66,012, are included in other assets at December 31, 2015, and 2014, respectively. The Company capitalized $47,895, $31,473, and $14,640 of internal use software development costs during the years ended December 31, 2015, 2014, and 2013, respectively.

Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”)

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives, and policy issuance and underwriting expenses related to the production of successfully acquired new business. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received and applied to the deferrable costs. The recoverability of such costs is dependent upon the future profitability of the related business. Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and expenses. At least annually, loss recognition testing is performed on aggregated blocks of business to adjust the DAC balance.

VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions.

DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits on an annual basis. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC and VOBA, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Goodwill and other intangible assets

Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition. It is considered an indefinite lived asset and therefore is not amortized. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified.

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships and non-competition intangible asset in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study commissioned by the Company. Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from two to 18 years (weighted average 15 years), primarily based on the cash flows generated by these assets.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company’s consolidated statements of income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees, and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. (“Great-West Funds”) and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Future policy benefits liabilities

Life insurance and annuity future benefits liabilities with life contingencies in the amounts of $15,955,510 and $15,349,322 at December 31, 2015, and 2014, respectively, are computed on the basis of assumed investment yield, mortality, morbidity, and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue, and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits liabilities without life contingencies in the amounts of $11,104,721 and $10,569,147 at December 31, 2015, and 2014, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality, and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

Minimum guarantees

The Company calculates additional liabilities for certain variable annuity guaranteed death benefits. The additional reserve for such products recognizes the portion of contract assessments received to compensate the Company for death benefits. Reserves for annuity guaranteed minimum death benefits (“GMDB”) are determined by estimating the present value of expected benefits in excess of the projected account balance. Expected experience is based on a range of inputs and scenarios. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor’s (“S&P”) 500 Index.

The Company also offers GLWB through a variable annuity or a contingent deferred annuity. The GLWB is deemed to be an embedded derivative. The GLWB is recorded at fair value within future policy benefits on the consolidated balance sheets. Changes in fair value of GLWB are recorded in net investment income in the consolidated statements of income.

Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance, and modified coinsurance contracts. The Company also assumes risk by participating in yearly renewable term and coinsurance agreements.

For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits, and policy and contract claims ceded to (assumed from) other insurance companies, are carried as a reinsurance receivable (payable) in the accompanying consolidated balance sheets. Premiums, fee income, and policyholder benefits are reported net of reinsurance ceded (assumed) in the accompanying consolidated statements of income. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company strives to cede risks to highly rated, well-capitalized reinsurers. The Company monitors and evaluates the financial condition of reinsurers to minimize exposure to credit risk.

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $6,890,616 and $6,804,898 at December 31, 2015, and 2014, respectively. Participating business composed approximately 10% and 9% of the Company’s individual life insurance in-force at December 31, 2015, and 2014, respectively, and 20%, 21%, and 32% of individual life insurance premium income for the years ended December 31, 2015, 2014, and 2013, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the consolidated balance sheet.

Revenue recognition

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned in fee income. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services, and investment advisory services are recognized when earned in fee income.

Net investment income

Interest income from fixed maturities, mortgage loans on real estate, and policy loans is recognized when earned.

Realized investment gains (losses)

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis. Realized investment gains and losses also result from the termination of derivative contracts prior to expiration that are not designated as hedges for accounting purposes and certain fair-value hedge relationships.

Benefits and expenses

Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Share-based compensation

Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that is accounted for as an equity award that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. The Lifeco plan provides for granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant. The Company uses the fair value method to recognize the cost of share-based employee compensation under the Lifeco plan.

The Company maintains a Performance Share Unit Plan (“PSU plan”) that is accounted for as a liability award for senior executives of the Company. Under the PSU plan, performance share units are granted to certain senior executives of the Company, having a value equal to the participants’ deferred incentive compensation for the period. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The Company uses the fair value method to recognize the cost of share-based employee compensation under the PSU plan.

2.  Acquisition

Putnam Retirement Business

Description of transaction

On January 1, 2015, the Company acquired the retirement business of Putnam Investments, LLC (“Putnam”), an affiliate of the Company. The transaction was accounted for as a combination between entities under common control. As such, the assets and liabilities acquired from Putnam were recorded at historical cost as of January 1, 2015. In exchange for cash paid in the amount of $4,114, the Company acquired $11,501 of other assets, assumed $7,717 of other liabilities, and recognized a dividend of $330. The 2015 amounts presented are aligned with the new business structure which includes the Putnam retirement business, while the 2014 comparative amounts reflect the previous structure which excludes the Putnam retirement business as the amounts are considered immaterial.

J.P. Morgan Retirement Plan Services

Description of transaction

On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services (“RPS”) large-market record-keeping business. This acquisition transformed the Company, together with Putnam, into the second largest provider based on number of participants in the U.S. defined contribution market.

Allocation of purchase price

During the fourth quarter of 2014, the Company substantially completed its comprehensive evaluation of the fair value of the net assets acquired from RPS and the purchase price allocation. As a result, initial goodwill of $50,249 recognized upon the acquisition of RPS on August 29, 2014 in the Acquisition note to the September 30, 2014 condensed, consolidated interim unaudited financial statements was adjusted in the fourth quarter of 2014, as a result of valuations received during the measurement period. Adjustments were made to the provisional amounts disclosed in the September 30, 2014 condensed, consolidated interim unaudited financial statements for the recognition and measurement of intangible assets, contingent consideration, accounts receivable, other assets, and accrued expenses and other liabilities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

At December 31, 2014, the Company updated the previously reported allocation of purchase price as of September 30, 2014 for the measurement period adjustments that are reflected in the table below:

	As of September 30, 2014 (Unaudited)	Measurement Period Adjustment	As of December 31, 2014
Assets acquired and goodwill:
Goodwill (1)	$50,249	$(17,821)	$32,428
Other intangible assets (2)	—	16,291	16,291
Other assets
Fixed assets (3)	12,680	—	12,680
Accounts receivable (4)	24,050	105	24,155
Other (4)	1,224	(122)	1,102

Total other assets	37,954	(17)	37,937

Total assets acquired and goodwill	88,203	(1,547)	86,656

Liabilities assumed and contingent consideration:
Other liabilities
Accrued expenses and other (4)	26,108	772	26,880
Contingent consideration (5)	33,739	(1,530)	32,209

Total other liabilities	59,847	(758)	59,089

Total liabilities assumed and contingent consideration	$59,847	$(758)	$59,089

(1) Goodwill

Goodwill is calculated as the excess of the purchase price over the net assets recognized and represents the future economic benefits arising from other assets acquired and liabilities assumed that could not be individually identified (Level 3). Total goodwill resulting from the acquisition, in the amount of $32,428, is allocated to the Retirement Services segment. No portion of goodwill is expected to be deductible for tax purposes.

(2) Other Intangible Assets

Other intangible assets include customer relationships and non-competition intangible assets. The fair value of the customer relationships intangible asset was determined using the excess earnings method under the income approach (Level 3). This valuation method is based on first forecasting revenue for the existing customer base and then applying expected attrition rates. The operating cash flows are calculated by determining the cost required to generate revenue from the existing customer base. Key assumptions include projections of revenues generated from existing customers which includes an estimated rate of attrition, projections of operating expenses, and a discount rate of 14%.

The fair value of the non-competition intangible asset was determined using the with and without method under the income approach (Level 3). The premise associated with this valuation approach is that the value of an asset is represented by the differences in the subject business’ cash flows under scenarios where a) the asset is present and is used in operations; and b) the asset is absent and not used in operations. Such differences may arise due to additional revenue and/or cost savings associated with having the asset in place. Cash flow differentials are then discounted to present value to arrive at an estimate of fair value for the asset. Key assumptions include projected cash flows with the non-competition agreement in place, projected cash flows without the non-competition agreement in place, the expected time period under which the cash flow differences would occur, the probability of competition and success and a discount rate of 14%.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

(3) Fixed Assets

The fair value of property, plant and equipment and software was determined using a cost approach and a market approach (Level 2). The cost approach is based on current replacement cost and/or reproduction costs of the assets as new less depreciation attributable to physical, functional and economic factors. The market approach is based on market data for similar assets.

(4) Accounts receivable, other assets and accrued expenses and other liabilities

Accounts receivable, other assets and accrued expenses and other liabilities are current assets and liabilities that are generally carried at fair value which is approximated from the carrying value (Level 2).

(5) Contingent consideration

The Company is obligated to make an additional earnout payment based on the retention of aggregated revenue, as defined in the Purchase and Sale Agreement, 24 months after the close date. As such, the remaining earnout payment is due on August 29, 2016. The potential undiscounted amount of the earnout payment that the Company could be required to make under the contingent consideration arrangement is between zero and $50,000.

During the fourth quarter of 2015, the Company received notification from certain RPS customers terminating their contract with the Company. As a result, the Company reduced its retention rate expectation which is an input to the calculation of the contingent consideration liability. Due to the decline in the retention rate, the contingent consideration was reduced by $17,600 which was recognized in general insurance expenses. The contingent consideration liability was $14,609 and $32,209 for the years-ended December 31, 2015, and 2014, respectively. The fair value of the contingent consideration is estimated by a discounted cash flow model (Level 3) which calculates the present value of a probability-weighted earnout using a discount rate of 3%. An increase to the retention rate would increase the liability while a decrease to the retention rate would decrease the liability.

Revenues and earnings of the acquiree

RPS contributed revenue and net income (loss), included in the consolidated statements of income, as follows:

	Year Ended December 31,
	2015	2014
Revenue	$182,759	$54,267
Net loss	(944)	(3,416)

Costs related to acquisition

The Company incurred $2,859 of acquisition costs for the year ended December 31, 2014. Such costs have been expensed as incurred and are included in general insurance expenses.

Pro-forma information

Supplementary pro-forma revenues and net earnings for the combined entity, as though the acquisition date for this business combination had been as of January 1, 2014 and 2013, respectively, have not been included as it is impracticable since historical records are not available.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

3.  Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU No. 2014-11”). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for public business entities for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The adoption of the accounting pronouncement did not have an impact on the Company’s financial position or results of operations. The Company has included additional disclosures in Note 5 to these financial statements around collateral pledged for secured lending transactions on a prospective basis.

Future adoption of new accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606) (“ASU No. 2014-09”). The update outlines a comprehensive model for accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. While the update does not apply to insurance contracts within the scope of Topic 944, it does apply to other fee income earned by the Company which includes fees from assets under management, assets under administration, shareholder servicing, administration and record-keeping services, and investment advisory services. The core principle of the model requires that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The update also requires increased disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts. In adopting ASU No. 2014-09, the Company may use either a full retrospective or a modified retrospective approach. The update is effective for public business entities for interim and annual periods beginning after December 15, 2017, based upon an update issued by the FASB in August 2015. Early adoption is permitted as of accounting periods beginning after December 15, 2016. The Company is currently evaluating the impact of this update on its consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, Amendments to the Consolidation Analysis (Topic 810). The update primarily amends the criteria used to evaluate whether certain variable interest entities should be consolidated. The update also modifies the criteria used to determine whether partnerships and similar entities are variable interest entities. The update is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted, including in the interim periods. The Company does not expect the adoption of this ASU to have a material effect on the Company’s consolidated financial position or results of operations.

In April 2015, the FASB issued ASU 2015-05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (Subtopic 350-40). The update requires the Company to determine if the cloud computing arrangement contains a software license and if so, apply the accounting requirements for other intangible assets. The update also supersedes the requirement to apply lease accounting requirements by analogy for lease classification. If the arrangement is not a software license, then the Company applies accounting requirements for a service requirement. The update is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted. The Company does not expect the adoption of this ASU to have a material effect on the Company’s consolidated financial position or results of operations.

In May 2015, the FASB issued ASU 2015-09, Financial Services-Insurance: Disclosures about Short-Duration Contracts (Topic 944). The update requires that all years in the claims development table that precede the current reporting period and the related disclosure about the history of claims duration should be presented as required supplementary information. The update also includes a disclosure objective of providing information about claim frequency along with a description of methodologies for determining claim frequency information, unless it is impracticable to do so. The update is effective for annual reporting periods beginning after December 15, 2015, and for interim reporting periods within annual reporting periods beginning after December 15, 2016, with early adoption permitted. The Company is currently evaluating the impact of this update on its consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities (Subtopic 825-10). The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments by requiring equity investments (except those accounted for under the equity method of accounting) to be measured at fair value with changes in fair value recognized in net income, simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, use of exit price notion when measuring the fair value of financial instruments for disclosure purposes, separate presentation of financial assets and liabilities by measurement category and form of financial assets (i.e. securities or loans and receivables) on the balance sheet or notes to the financial statements, eliminating the requirement to disclose the method and significant assumptions used to estimate fair value of a financial instrument measured at amortized cost on the balance sheet, requiring entities to present separately in other comprehensive income the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (i.e. “own credit”) when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, and clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The update is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The ASU also permits early adoption of the own credit provision. The Company is currently evaluating the impact of this update on its consolidated financial statements.

4.  Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the consolidated balance sheets are the following amounts related to reinsurance ceded to and assumed from related parties:

	December 31,
	2015	2014
Reinsurance receivable	$530,213	$529,921
Future policy benefits	1,724,797	1,812,077

Included in the consolidated statements of income are the following related party amounts:

	Year Ended December 31,
	2015	2014	2013
Premium income, net of related party premiums ceded of $15,731, $13,901, and $(30,114)	$68,722	$71,453	$137,785
Life and other policy benefits, net of reinsurance recoveries of $6,494, $4,594, and $(536)	193,215	209,102	216,809
Decrease in future policy benefits	(52,842)	(46,915)	(2,556)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, and marketing services. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets, or other similar drivers.

		Year Ended December 31,			Financial
Description	Related party	2015	2014	2013	statement line

Provides corporate support service	The Canada Life Assurance Company (“CLAC”) (1), Great- West Life Assurance Company (“Great-West Life”) (1), MAM Holding Inc. (1), and Putnam (2)	$(4,115)	$(2,055)	$(1,971)	General insurance expense
Receives corporate support services	CLAC (1), Great-West Life (1), Great West Global (1), and Putnam (2)	12,609	4,053	2,556	General insurance expense
Provides investment advisory and administrative services to U.S. branches of Lifeco insurance subsidiaries	CLAC (1) and Great-West Life (1)	1,710	1,803	2,586	Net investment income
Provides investment advisory and administrative services to Canadian subsidiaries of Lifeco	CLAC (1), Great-West Life (1), and London Life Financial Corporation (“London Life”) (1)	3,882	3,912	4,487	Fee income
Provides record-keeping services	CLAC (1) and Putnam (2)	377	13,956	10,625	Fee income
Provides U.S. tax services	London Life (1), LRG (US) Inc. (1), Putnam (2), Thomas H. Lee Partners L.P. (1), and CLAC (1)	(533)	(402)	(361)	General insurance expense
Provides shareholder services	Putnam (2)	5,531	—	—	Fee income
Receives reimbursement from tax	Putnam (2)	13,563	7,506	—	Other revenue
sharing indemnification related to state and local tax liabilities		—	—	8,114	Fee income
Received internally developed internal use software	Putnam (2)	2,226	1,008	—	Other assets

(1) An indirect wholly-owned subsidiary of Lifeco

(2) A wholly-owned subsidiary of Lifeco U.S.

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2015	2014

GWL&A Financial	On account	On demand	$38,864	$32,572
Lifeco U.S.	On account	On demand	11,783	13,369
Putnam	On account	On demand	9,547	—
Other related party receivables	On account	On demand	2,402	1,252

Total			$62,596	$47,193

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes amounts due to parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2015	2014

GWL&A Financial (1)	Surplus note	November 2034	$194,474	$194,446
GWL&A Financial (2)	Surplus note	May 2046	333,400	333,400
GWL&A Financial	Note interest	May 2016	4,701	4,701
Putnam	On account	On demand	—	7,257
CLAC	On account	On demand	4,021	3,986

Great-West Life	On account	On demand	1,936	1,739
London Life	On account	On demand	1,778	1,737

Total			$540,310	$547,266

(1) A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,474 and $194,446 at December 31, 2015, and 2014, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears each May and November. The note matures on November 14, 2034.

(2) A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears each May and November until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then-current three-month London Interbank Offering Rate (“LIBOR”). The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below 2.5 times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,059 for the years ended December 31, 2015, 2014, and 2013. Included in other liabilities on the consolidated balance sheets at December 31, 2015, and 2014 is $4,701 of interest payable attributable to these related party debt obligations.

The Company’s wholly owned subsidiary Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”) and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,176,680 and renews annually until it expires on July 3, 2027. The second letter of credit is for $70,000 and renews annually until it expires on December 31, 2017. At December 31, 2015, and 2014 there were no outstanding amounts related to the letters of credit.

Included within reinsurance receivable in the consolidated balance sheets are $520,753 and $522,180 of funds withheld assets as of December 31, 2015, and 2014, respectively. CLAC pays the Company, on a quarterly basis, interest on the funds withheld balance at a rate of 4.55% per annum. The interest income, in the amount of $22,165, $21,295, and $20,876, is included in net investment income for the years ended December 31, 2015, 2014, and 2013, respectively.

A subsidiary of the Company, Great-West Capital Management, LLC, serves as a Registered Investment Advisor to Great-West Funds, Inc., an affiliated open-end management investment company, to several affiliated insurance company separate accounts, and to Great-West Trust Company, LLC, an affiliated trust company. Great-West Trust Company, LLC, serves as trustee to several collective investment trusts. Additionally, effective May 1, 2015, Great-West Funds, Inc. entered into an Administrative Services Agreement with the Company. Pursuant to the Administrative Services Agreement, the Company provides recordkeeping and administrative services to shareholders and account owners, and receives from certain share classes of the fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Included in fee income on the consolidated statements of income are $138,936, $126,726, and $107,854 of advisory, management, and trustee fee income from these affiliated entities for the years ended December 31, 2015, 2014, and 2013, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2015, 2014, and 2013, these purchases totaled $146,547, $132,961, and $198,107, respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $309,108 and $343,471 at December 31, 2015, and 2014, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

On January 1, 2013, the Company terminated its reinsurance agreement with its affiliate, CLAC, pursuant to which it had ceded certain participating life business on a coinsurance basis.

The Company recorded the following on January 1, 2013, in its consolidated statement of income in connection with the termination of the reinsurance agreement:

Premium income	$42,297
Other revenue	7,355

Total	49,652

Increase in future policy benefits	41,297
Dividends to policyholders	1,000

Total	42,297

Participating policyholders’ net income before income taxes	7,355
Income tax expense	2,574

Participating policyholders’ income	4,781

Provision for policyholders’ share of earnings on participating business	4,781

Net income available to shareholder	$—

In 2013, the Company performed its regular review of the investment portfolios. As a result of that review, on December 1, 2013, the Company transferred $3,862 of cash and two mortgages with a market value of $28,959 to CLAC in exchange for four fixed maturity investments with a market value of $32,821. As a result of the transaction, the Company recognized realized investment loss of $1,041.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

5.  Summary of Investments

The following tables summarize fixed maturity investments classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

	December 31, 2015
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$3,291,167	$55,193	$4,608	$3,341,752	$—
Obligations of U.S. states and their subdivisions	1,988,214	238,862	7,903	2,219,173	50
Foreign government securities	2,291	—	5	2,286	—
Corporate debt securities (2)	12,388,886	437,207	320,381	12,505,712	(1,810)
Asset-backed securities	1,196,326	128,406	13,362	1,311,370	(86,474)
Residential mortgage-backed securities	122,146	4,734	1,508	125,372	(123)
Commercial mortgage-backed securities	1,009,320	19,117	11,529	1,016,908	—
Collateralized debt obligations	9,112	—	58	9,054	—

Total fixed maturities	$20,007,462	$883,519	$359,354	$20,531,627	$(88,357)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $149,062 and estimated fair value of $116,423.

	December 31, 2014
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$3,478,153	$70,597	$1,494	$3,547,256	$—
Obligations of U.S. states and their subdivisions	1,885,715	287,668	899	2,172,484	—
Foreign government securities	2,455	—	4	2,451	—
Corporate debt securities (2)	11,258,517	763,036	82,104	11,939,449	(2,228)
Asset-backed securities	1,263,089	149,152	13,702	1,398,539	(96,603)
Residential mortgage-backed securities	167,793	7,368	1,932	173,229	(185)
Commercial mortgage-backed securities	886,748	32,556	1,099	918,205	—
Collateralized debt obligations	10,674	—	209	10,465	—

Total fixed maturities	$18,953,144	$1,310,377	$101,443	$20,162,078	$(99,016)

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

(2) Includes perpetual debt investments with amortized cost of $157,742 and estimated fair value of $131,799.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

See Note 8 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2015
	Amortized cost	Estimated fair value
Maturing in one year or less	$639,396	$663,243
Maturing after one year through five years	3,585,421	3,779,455
Maturing after five years through ten years	5,394,204	5,439,202
Maturing after ten years	5,126,013	5,240,709
Mortgage-backed and asset-backed securities	5,262,428	5,409,018

Total fixed maturities	$20,007,462	$20,531,627

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by the U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year Ended December 31,
	2015	2014	2013
Proceeds from sales	$4,187,547	$2,705,999	$2,518,568
Gross realized gains from sales	47,965	47,852	71,758
Gross realized losses from sales	6,476	1,229	27,792

Included in net investment income are unrealized gains (losses) of $(2,241), $3,119, and $(9,447) on held-for-trading fixed maturity investments still held at December 31, 2015, 2014, and 2013, respectively.

Mortgage loans on real estate - The following table summarizes the carrying value of the mortgage loan portfolio by component:

	December 31, 2015	December 31, 2014
Principal	$3,242,627	$3,356,374
Unamortized premium (discount) and fees, net	7,967	10,086
Mortgage provision allowance	(2,890)	(2,890)

Total mortgage loans	$3,247,704	$3,363,570

The following table summarizes the recorded investment of the mortgage loan portfolio by risk assessment category as of December 31, 2015, and 2014, respectively.

	December 31, 2015	December 31, 2014
Performing	$3,249,129	$3,366,460
Non-performing	1,465	—

Total	$3,250,594	$3,366,460

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes activity in the mortgage provision allowance:

	Year Ended December 31,
	2015	2014	2013
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$2,890	$2,890	$2,890
Provision increases	—	—	273
Charge-off	—	—	(273)
Recovery	—	—	—
Provision decreases	—	—	—

Ending balance	$2,890	$2,890	$2,890

Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	$2,890	$2,890	$2,890

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$3,250,594	$3,366,460	$3,137,145
Individually evaluated for impairment	14,031	12,986	13,906
Collectively evaluated for impairment	3,236,563	3,353,474	3,123,239

Limited partnership and other corporation interests - At December 31, 2015, and 2014, the Company had $40,980 and $49,421, respectively, invested in limited partnership and other corporation interests. Included in limited partnership interests are investments in low-income housing limited partnerships (“LIHLP”) that qualify for federal and state tax credits and ownership interests in pooled investment funds.

The Company has determined each investment in LIHLP to be considered a VIE but consolidation is not required because the Company has no power through voting rights or similar rights to direct the activities that most significantly impact the entities’ economic performance. As a 99% limited partner in various upper-tier LIHLPs, the Company expects to receive the tax credits allocated to the partnership and operating losses from depreciation and interest expense. The general partner is most closely involved in the development and management of the LIHLP project and has a small ownership percentage of the partnership.

The carrying value and maximum exposure to loss in relation to the activities of the VIEs was $2,728 and $7,464 at December 31, 2015, and 2014, respectively.

Special deposits - The Company had securities on deposit with government authorities as required by certain insurance laws with fair values of $14,000 and $14,612 at December 31, 2015, and 2014, respectively.

Securities lending - Securities with a cost or amortized cost of zero and $15,252 and estimated fair values of zero and $15,423 were on loan under the program at December 31, 2015, and 2014, respectively. The Company received cash of zero and $13,741 and securities with a fair value of zero and $2,131 as collateral at December 31, 2015, and 2014, respectively.

The following table summarizes the collateral pledged by the Company under the securities lending program, by class of investment. Under the securities lending program the collateral pledged is, by definition, the securities loaned against the assets borrowed.

	December 31, 2015	December 31, 2014
Securities lending transactions
U.S. government direct obligations and U.S. agencies	$—	$11,148
Corporate debt securities	—	4,275

Total secured borrowings	$—	$15,423

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company’s securities lending agreements are open agreements, meaning the borrower can return and the Company can recall the loaned securities at any time. The assets and liabilities associated with securities lending program are not subject to master netting arrangements and are not offset in the consolidated balance sheets.

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	December 31, 2015
	Less than twelve months		Twelve months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed maturities:	fair value	loss and OTTI	fair value	loss and OTTI	fair value	loss and OTTI
U.S. government direct obligations and U.S. agencies	$1,357,822	$4,101	$23,604	$507	$1,381,426	$4,608
Obligations of U.S. states and their subdivisions	267,581	7,903	—	—	267,581	7,903
Foreign government securities	2,286	5	—	—	2,286	5
Corporate debt securities	4,412,965	202,874	552,791	117,507	4,965,756	320,381
Asset-backed securities	247,082	4,372	182,404	8,990	429,486	13,362
Residential mortgage-backed securities	—	—	18,625	1,508	18,625	1,508
Commercial mortgage-backed securities	429,175	11,154	44,498	375	473,673	11,529
Collateralized debt obligations	9,054	58	—	—	9,054	58

Total fixed maturities	$6,725,965	$230,467	$821,922	$128,887	$7,547,887	$359,354

Total number of securities in an unrealized loss position		558		106		664

	December 31, 2014
	Less than twelve months		Twelve months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Fixed maturities:	fair value	loss and OTTI	fair value	loss and OTTI	fair value	loss and OTTI
U.S. government direct obligations and U.S. agencies	$566,335	$503	$74,322	$991	$640,657	$1,494
Obligations of U.S. states and their subdivisions	18,280	218	41,064	681	59,344	899
Foreign government securities	2,451	4	—	—	2,451	4
Corporate debt securities	836,263	16,775	764,528	65,329	1,600,791	82,104
Asset-backed securities	88,312	849	200,072	12,853	288,384	13,702
Residential mortgage-backed securities	4,663	11	24,052	1,921	28,715	1,932
Commercial mortgage-backed securities	35,015	127	57,333	972	92,348	1,099
Collateralized debt obligations	10,465	209	—	—	10,465	209

Total fixed maturities	$1,561,784	$18,696	$1,161,371	$82,747	$2,723,155	$101,443

Total number of securities in an unrealized loss position		134		153		287

Fixed maturity investments - Total unrealized losses and OTTI increased by $257,911, or 254%, from December 31, 2014, to December 31, 2015. The increase in unrealized losses was within corporate debt securities which have been influenced by market conditions with widening credit spreads resulting in generally lower valuations of these fixed maturity securities.

Total unrealized losses greater than twelve months increased by $46,140 from December 31, 2014, to December 31, 2015. Corporate debt securities account for 91%, or $117,507, of the unrealized losses and OTTI greater than twelve months at December 31, 2015. Non-investment grade corporate debt securities account for $14,096 of the unrealized losses and OTTI greater than twelve months, and $10,222 of the losses are on perpetual debt investments issued by investment grade rated banks in the United Kingdom. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Asset-backed securities account for 7% of the unrealized losses and OTTI greater than twelve months at December 31, 2015. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

Other-than-temporary impairment recognition - The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year Ended December 31,
	2015	2014	2013
Beginning balance	$119,532	$167,961	$167,788
Additions:
Initial impairments - credit loss on securities not previously impaired	759	—	—
Credit loss recognized on securities previously impaired	—	—	173
Reductions:
Due to sales, maturities, or payoffs during the period	(559)	(646)	—
Due to increases in cash flows expected to be collected that are recognized over the remaining life of the security	(17,389)	(47,783)	—

Ending balance	$102,343	$119,532	$167,961

Net Investment Income

The following table summarizes net investment income:

	Year Ended December 31,
	2015	2014	2013
Investment income:
Fixed maturity and short-term investments	$796,133	$816,907	$766,367
Mortgage loans on real estate	150,284	149,497	147,944
Policy loans	206,081	207,013	206,718
Limited partnership interests	10,462	9,128	9,131
Net interest on funds withheld balances under reinsurance agreements, related party	22,165	21,295	20,876
Derivative instruments (1)	78,655	39,533	(44,610)
Other	9,228	5,008	3,321

	1,273,008	1,248,381	1,109,747
Investment expenses	(18,578)	(19,993)	(18,358)

Net investment income	$1,254,430	$1,228,388	$1,091,389

(1) Includes gains (losses) on the hedged asset for fair value hedges.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses):

	Year Ended December 31,
	2015	2014	2013
Realized investment gains (losses):
Fixed maturity and short-term investments	$46,027	$54,219	$37,312
Derivative instruments	5,840	90,504	(62,077)
Mortgage loans on real estate	31,841	6,857	10,895
Other	2	(4,209)	(266)

Realized investment gains (losses)	$83,710	$147,371	$(14,136)

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that are segmented for the benefit of the participating fund account.

6.  Derivative Financial Instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements or Master Securities Forward Transaction Agreements (“MSFTA”) with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The MSFTA contain provisions which do not stipulate a threshold for default and only apply to debt obligations between the Company and the specific counterparty. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $76,107 and $141,653 as of December 31, 2015, and 2014, respectively. The Company had pledged collateral related to these derivatives of $45,940 and $106,110 as of December 31, 2015, and 2014, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2015, the fair value of assets that could be required to settle the derivatives in a net liability position was $30,167.

At December 31, 2015, and 2014, the Company had pledged $50,924 and $106,110 of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $19,060 and $791 of unrestricted cash collateral to the Company to satisfy collateral netting agreements, respectively.

At December 31, 2015, the Company estimated $9,411 of net derivative gains related to cash flow hedges included in AOCI will be reclassified into net income within the next twelve months. Gains and losses included in AOCI are reclassified into net income when the hedged item affects earnings.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate. Interest rate futures are used to manage the interest rate risks of forecasted acquisitions of fixed rate maturity investments and are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Fair value hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities from a fixed rate to a floating rate to manage the interest rate risk of the change in the fair value of certain fixed rate maturity investments.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is not elected. These derivative instruments include: exchange-traded interest rate swap futures, over-the-counter (“OTC”) interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures, and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of fixed rate maturity investments and forecasted liability pricing.

Cross-currency contracts

Cross-currency swaps are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, hedge accounting is not always elected.

Equity contracts

Futures on equity indices are used to reduce the Company’s exposure to equity market risks; however, hedge accounting is not elected. The Company is hedging the risk of declining equity market values having an adverse effect on fee income collected on equity funds. The Company also uses futures on equity indices to offset changes in GLWB liabilities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Other contracts

The Company uses forward settling to be announced (“TBA”) securities to gain exposure to the investment risk and return of agency mortgage-backed securities (pass-throughs). These transactions enhance the return on the Company’s investment portfolio and provide a more liquid and cost effective method of achieving these goals than purchasing or selling individual agency mortgage-backed pools. As the Company does not regularly accept delivery of such securities, they are accounted for as derivatives but hedge accounting is not elected. The Company had no open TBA contracts at either December 31, 2015, or 2014.

The following tables summarize the notional amount and fair value of derivative financial instruments, excluding embedded derivatives:

	December 31, 2015
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$143,800	$11,843	$11,843	$—
Cross-currency swaps	380,873	28,714	28,736	22

Total cash flow hedges	524,673	40,557	40,579	22

Total derivatives designated as hedges	524,673	40,557	40,579	22

Derivatives not designated as hedges:
Interest rate swaps	303,600	3,240	8,295	5,055
Futures on equity indices	29,310	—	—	—
Interest rate futures	117,200	—	—	—
Interest rate swaptions	151,204	189	189	—
Cross-currency swaps	662,935	(51,759)	19,537	71,296

Total derivatives not designated as hedges	1,264,249	(48,330)	28,021	76,351

Total derivative financial instruments	$1,788,922	$(7,773)	$68,600	$76,373

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2014
		Net derivatives	Asset derivatives	Liability derivatives
	Notional amount	Fair value	Fair value (1)	Fair value (1)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$184,200	$17,746	$17,746	$—
Cross-currency swaps	174,245	2,322	5,143	2,821

Total cash flow hedges	358,445	20,068	22,889	2,821

Fair value hedges:
Interest rate swaps	78,000	1,506	1,637	131

Total fair value hedges	78,000	1,506	1,637	131

Total derivatives designated as hedges	436,445	21,574	24,526	2,952

Derivatives not designated as hedges:
Interest rate swaps	128,100	4,402	6,246	1,844
Futures on equity indices	5,505	—	—	—
Interest rate futures	17,958	—	—	—
Interest rate swaptions	293,964	271	271	—
Cross-currency swaps	662,935	(127,230)	4,561	131,791

Total derivatives not designated as hedges	1,108,462	(122,557)	11,078	133,635

Total derivative financial instruments	$1,544,907	$(100,983)	$35,604	$136,587

(1) The estimated fair value excludes accrued income and expense. The estimated fair value of all derivatives in an asset position is reported within other assets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

Notional amounts are used to express the extent of the Company’s involvement in derivative transactions and represent a standard measurement of the volume of its derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. The average notional outstanding during the year ended December 31, 2015, was $443,589, $937,242, $111,801, $212,299, and $5,014,845 for interest rate swaps, cross-currency swaps, futures, swaptions, and other forward contracts, respectively. The average notional outstanding during the year ended December 31, 2014, was $340,262, $732,581, $21,702, $407,552, and $4,217,408 for interest rate swaps, cross-currency swaps, futures, swaptions, and other forward contracts, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present the effect of derivative instruments in the consolidated statements of income reported by cash flow hedges, fair value hedges, and economic hedges, excluding embedded derivatives:

	Gain (loss) recognized in OCI on derivatives (Effective portion)			Gain (loss) reclassified from OCI into net income (Effective portion)
	Year Ended December 31,			Year Ended December 31,
	2015	2014	2013	2015	2014	2013
Cash flow hedges:
Interest rate swaps	$2,228	$9,096	$(12,285)	$6,779	$7,462	$5,067	(A)
Interest rate swaps	—	—	—	3,634	—	—	(B)
Cross-currency swaps	28,833	11,041	15,387	2,101	1,030	—	(A)
Cross-currency swaps	—	—	—	—	(154)	—	(B)
Interest rate futures	—	—	—	(134)	70	63	(A)

Total cash flow hedges	$31,061	$20,137	$3,102	$12,380	$8,408	$5,130

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

	Gain (loss) on derivatives				Gain (loss) on hedged assets
	recognized in net income				recognized in net income
	Year Ended December 31,				Year Ended December 31,
	2015	2014	2013		2015	2014	2013
Fair value hedges:
Interest rate swaps	$(1,507)	$(3,444)	$6,342	(A)	$—	$—	$—
Interest rate swaps	773	—	1,909	(B)	—	—	—
Items hedged in interest rate swaps	—	—	—		1,511	3,439	(5,308)	(A)
Items hedged in interest rate swaps	—	—	—		(773)	—	(2,943)	(B)

Total fair value hedges	$(734)	$(3,444)	$8,251		$738	$3,439	$(8,251)

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

	Gain (loss) on derivatives recognized in net income
	Year Ended December 31,
	2015		2014		2013
Derivatives not designated as hedging instruments:
Futures on equity indices	$(284)	(A)	$(41)	(A)	$(97)	(A)
Futures on equity indices	(527)	(B)	(534)	(B)	(3,396)	(B)
Interest rate swaps	(1,094)	(A)	6,508	(A)	(3,668)	(A)
Interest rate swaps	—	(B)	—	(B)	(622)	(B)
Interest rate futures	(65)	(A)	(51)	(A)	(458)	(A)
Interest rate futures	1	(B)	305	(B)	303	(B)
Interest rate swaptions	2,868	(A)	2,424	(A)	3,241	(A)
Interest rate swaptions	(3,115)	(B)	(3,578)	(B)	(2,828)	(B)
Other forward contracts	5,074	(B)	94,465	(B)	(57,442)	(B)
Cross-currency swaps	69,819	(A)	24,588	(A)	(50,111)	(A)

Total derivatives not designated as hedging instruments	$72,677		$124,086		$(115,078)

(A) Net investment income.

(B) Represents realized gains (losses) on closed positions recorded in realized investment gains (losses), net.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Embedded derivative - GLWB

The Company offers GLWB through a variable annuity or a contingent deferred annuity. The GLWB is deemed to be an embedded derivative. The GLWB is recorded at fair value within future policy benefits on the consolidated balance sheets. Changes in fair value of GLWB are recorded in net investment income in the consolidated statements of income.

The estimated fair value of the GLWB was $11,257 at December 31, 2015. The changes in fair value of the GLWB were $11,257 for the year ended December 31, 2015.

7.  Summary of Offsetting Assets and Liabilities

The Company enters into derivative transactions with several approved counterparties. The Company’s derivative transactions are generally governed by MSFTA or ISDA Master Agreements which provide for legally enforceable set-off and close-out netting in the event of default or bankruptcy of the Company’s counterparties. The Company’s MSFTA and ISDA Master Agreements generally include provisions which require both the pledging and accepting of collateral in connection with its derivative transactions. These provisions have the effect of securing each party’s position to the extent of collateral held. The following tables summarize the effect of master netting arrangements on the Company’s financial position in the normal course of business and in the event of default or bankruptcy of the Company’s counterparties:

	December 31, 2015
		Gross fair value not offset in balance sheets
Financial instruments:	Gross fair value of recognized assets/liabilities (1)	Financial instruments	Cash collateral received/(pledged)	Net fair value
Derivative instruments (assets) (2)	$ 66,435	$(38,236)	$19,060	$9,139
Derivative instruments (liabilities) (3)	76,107	(38,236)	(37,871)	—

	December 31, 2014
		Gross fair value not offset
		in balance sheets
Financial instruments:	Gross fair value of recognized assets/liabilities (1)	Financial instruments	Cash collateral received/(pledged)	Net fair value
Derivative instruments (assets) (2)	$ 32,895	$(32,595)	$279	$21
Derivative instruments (liabilities) (3)	140,655	(32,595)	(105,929)	2,131

(1) The gross fair value of derivative instruments are not netted against offsetting liabilities for presentation on the consolidated balance sheets.

(2) The estimated fair value of derivative instrument assets is reported in other assets in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

(3) The estimated fair value of derivative instrument liabilities is reported in other liabilities in the consolidated balance sheets. Derivative transactions entered into under ISDA master agreements include income and expense accruals.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

8.   Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2015
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,341,752	$—	$3,341,752
Obligations of U.S. states and their subdivisions	—	2,219,173	—	2,219,173
Foreign government securities	—	2,286	—	2,286
Corporate debt securities	—	12,501,174	4,538	12,505,712
Asset-backed securities	—	1,311,370	—	1,311,370
Residential mortgage-backed securities	—	125,372	—	125,372
Commercial mortgage-backed securities	—	1,016,908	—	1,016,908
Collateralized debt obligations	—	9,054	—	9,054

Total fixed maturities available-for-sale	—	20,527,089	4,538	20,531,627

Fixed maturities held-for-trading:
U.S. government direct obligations and U.S. agencies	—	558,208	—	558,208
Corporate debt securities	—	56,566	—	56,566
Commercial mortgage-backed securities	—	1,065	—	1,065

Total fixed maturities held-for-trading	—	615,839	—	615,839

Short-term investments	132,288	134,738	—	267,026
Collateral under derivative counterparty collateral agreements	69,984	—	—	69,984
Derivative instruments designated as hedges:
Interest rate swaps	—	11,843	—	11,843
Cross-currency swaps	—	28,736	—	28,736
Derivative instruments not designated as hedges:
Interest rate swaps	—	8,295	—	8,295
Interest rate swaptions	—	189	—	189
Cross-currency swaps	—	19,537	—	19,537

Total derivative instruments	—	68,600	—	68,600
Separate account assets	15,249,966	11,381,227		26,631,193

Total assets	$15,452,238	$32,727,493	$4,538	$48,184,269

Liabilities
Collateral under derivative counterparty collateral agreements	$19,060	$—	$—	$19,060
Derivative instruments designated as hedges:
Cross-currency swaps	—	22	—	22
Derivative instruments not designated as hedges:
Interest rate swaps	—	5,055	—	5,055
Cross-currency swaps	—	71,296	—	71,296

Total derivative instruments	—	76,373	—	76,373

Embedded derivatives - GLWB	—	—	11,257	11,257
Separate account liabilities (1)	24	290,293	—	290,317

Total liabilities	$19,084	$366,666	$11,257	$397,007

(1) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2014
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$3,547,256	$—	$3,547,256
Obligations of U.S. states and their subdivisions	—	2,172,484	—	2,172,484
Foreign government securities	—	2,451	—	2,451
Corporate debt securities	—	11,933,607	5,842	11,939,449
Asset-backed securities	—	1,398,503	36	1,398,539
Residential mortgage-backed securities	—	173,229	—	173,229
Commercial mortgage-backed securities	—	918,205	—	918,205
Collateralized debt obligations	—	10,465	—	10,465

Total fixed maturities available-for-sale	—	20,156,200	5,878	20,162,078

Fixed maturities held-for-trading:
U.S. government direct obligations and U.S. agencies	—	279,602	—	279,602
Corporate debt securities	—	57,850	—	57,850
Asset-backed securities	—	—	—	—
Commercial mortgage-backed securities	—	1,091	—	1,091

Total fixed maturities held-for-trading	—	338,543	—	338,543

Short-term investments	156,935	106,566	—	263,501
Collateral under securities lending agreements	13,741	—	—	13,741
Collateral under derivative counterparty collateral agreements	106,901	—	—	106,901
Derivative instruments designated as hedges:
Interest rate swaps	—	19,383	—	19,383
Cross-currency swaps	—	5,143	—	5,143
Derivative instruments not designated as hedges:
Interest rate swaps	—	6,246	—	6,246
Interest rate swaptions	—	271	—	271
Cross-currency swaps	—	4,561	—	4,561

Total derivative instruments	—	35,604	—	35,604

Separate account assets	16,146,057	11,572,787	—	27,718,844

Total assets	$16,423,634	$32,209,700	$5,878	$48,639,212

Liabilities
Payable under securities lending agreements	$13,741	$—	$—	$13,741
Collateral under derivative counterparty collateral agreements	791	—	—	791
Derivative instruments designated as hedges:
Interest rate swaps	—	131	—	131
Cross-currency swaps	—	2,821	—	2,821
Derivative instruments not designated as hedges:
Interest rate swaps	—	1,844	—	1,844
Cross-currency swaps	—	131,791	—	131,791

Total derivative instruments	—	136,587	—	136,587

Separate account liabilities (1)	15	217,712	—	217,727

Total liabilities	$14,547	$354,299	$—	$368,846

(1) Includes only separate account instruments which are carried at the fair value of the underlying liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity investments

The fair values for fixed maturity investments are generally based upon market prices from independent pricing services. In cases where market prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Short-term investments and securities lending agreements

The amortized cost of short-term investments, collateral under securities lending agreements, and payable under securities lending agreements is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers.

Derivative counterparty collateral agreements

Included in other assets is cash collateral received from or pledged to derivative counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

Included in other assets and other liabilities are derivative financial instruments. The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps, and interest rate swaptions, are the estimated amounts the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Embedded derivatives - GLWB

Significant unobservable inputs are used in the fair value measurements of GLWB include long-term equity and interest rate implied volatility, mortality, and policyholder behavior assumptions, such as benefit utilization and partial withdrawals.

Separate account assets and liabilities

Separate account assets and liabilities primarily include investments in mutual fund, fixed maturity, and short-term securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis. The fixed maturity and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the fixed maturity and short-term investments of the Company.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present additional information about assets and liabilities measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2015
	Assets				Liabilities
	Fixed maturities available-for-sale
	Corporate debt securities	Asset- backed securities	Collateralized debt obligations	Total	Embedded derivatives - GLWB
Balances, January 1, 2015	$5,842	$36	$—	$5,878	$—
Realized and unrealized gains (losses) included in:
Net Income	—	—	—	—	11,257
Other comprehensive income (loss)	(178)	—	—	(178)	—
Settlements	(1,126)	—	—	(1,126)	—
Transfers out of Level 3 (1)	—	(36)	—	(36)	$—

Balances, December 31, 2015	$4,538	$—	$—	$4,538	$11,257

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2015	$—	$—	$—	$—	$11,257

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2014
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Total
Balances, January 1, 2014	$6,652	$252,958	$32	$259,642
Realized and unrealized gains (losses) included in:
Net Income	—	—	(17)	(17)
Other comprehensive income (loss)	(178)	—	(15)	(193)
Settlements	(632)	(19)	—	(651)
Transfers out of Level 3 (1)	—	(252,903)	—	(252,903)

Balances, December 31, 2014	$5,842	$36	$—	$5,878

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2014	$—	$—	$—	$—

(1) Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Recurring Level 3 financial assets and liabilities
	Year Ended December 31, 2013
	Fixed maturities available-for-sale
	Corporate debt securities	Asset-backed securities	Collateralized debt obligations	Total
January 1, 2013	$1,822	$265,538	$32	$267,392

Realized and unrealized gains (losses) included in:
Other comprehensive income (loss)	(240)	34,766	—	34,526
Settlements	(762)	(47,346)	—	(48,108)
Transfers into Level 3 (1)	5,832	—	—	5,832

Balances, December 31, 2013	$6,652	$252,958	$32	$259,642

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2013	$—	$—	$—	$—

(1) Transfers into Level 3 are due primarily to decreased observability of inputs in valuation methodologies.

The following table presents significant unobservable inputs used during the valuation of certain assets categorized within Level 3 of the recurring fair value measurements table:

December 31, 2015
	Fair Value	Valuation Technique	Unobservable Input	Range
Embedded derivatives - GLWB	$11,257	Risk neutral	Equity volatility	15% - 28%
stochastic valuation methodology
			Swap curve	0.75% - 3.00%

			Mortality rate	Based on the Annuity 2000 Mortality Table
			Lapse rate	1% - 15%

Generally, the following will cause an increase (decrease) in GLWB embedded derivative fair value liabilities:

•	An increase (decrease) in equity volatility;
•	A decrease (increase) in interest rates;
•	A decrease (increase) in mortality;
•	A decrease (increase) in lapses.

The Company notes the following interrelationships:

•	Low equity returns will potentially result in higher in-the-moneyness. This may result in lower lapses increasing the projected number of inforce policies and may also increase the fair value of the GLWB.

Non-recurring fair value measurements - Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The Company held zero and $9,242 of adjusted cost basis limited partnership interests which were impaired at December 31, 2015, and 2014, respectively, based on the fair value disclosed in the limited partnership financial statements. These limited partnership interests were recorded at estimated fair value and represent a non-recurring fair value measurement. The estimated fair value was categorized as Level 3.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments not carried at fair value on a recurring basis:

	December 31, 2015		December 31, 2014
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value
Assets
Mortgage loans on real estate	$3,247,704	$3,362,496	$3,363,570	$3,558,111
Policy loans	4,092,661	4,092,661	4,130,062	4,130,062
Limited partnership interests	35,039	34,882	38,796	41,853
Other investments	14,596	44,723	15,614	43,263

Liabilities
Annuity contract benefits without life contingencies	$11,104,721	$10,839,205	$10,569,147	$10,563,477
Policyholders’ funds	299,577	299,577	335,484	335,484
Commercial paper	93,371	93,371	98,589	98,589
Notes payable	532,575	563,633	532,547	564,904

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value is classified as Level 2.

Policy loans

Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity, and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates their carrying value. The estimated fair value is classified as Level 2.

Limited partnership interests

Limited partnership interests, accounted for using the cost method, represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that principally make private equity investments across diverse industries and geographical focuses. The estimated fair value was determined using the partnership financial statement reported capital account or net asset value adjusted for other relevant information which may impact the exit value of the investments. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds which are estimated to be liquidated over the next 1 to 10 years. The estimated fair value is classified as Level 3.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Other investments

Other investments primarily include real estate held for investment. The estimated fair value for real estate is based on the unadjusted annual appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates. The estimated fair value is classified as Level 2.

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value is classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value is classified as Level 2.

Commercial paper

The amortized cost of commercial paper is a reasonable estimate of fair value due to its short-term nature and the high credit quality of the obligor. The estimated fair value is classified as Level 2.

Notes payable

Notes payable is recorded in due to parent and affiliates in the consolidated balance sheets. The estimated fair value of the notes payable to GWL&A Financial is based upon quoted market prices from independent pricing services of securities with characteristics similar to those of the notes payable. The estimated fair value is classified as Level 2.

9.   Minimum Guarantees

The Company calculates additional liabilities for GMDB and GLWB. The following assumptions and methodology were used to determine GMDB additional reserves at December 31, 2015, and 2014.

Area	Assumptions/Basis for Assumptions
Data Used	Based on 1,050 investment performance scenarios
Mean Investment Performance	Investment performance modeled in 3 classes: Regular Equity - 10% Aggressive Equity - 12% Fixed, Bond, Money Market Fund: level 3%
Volatility	Volatility modeled in 3 classes: Regular Equity - 23% Aggressive Equity - 33% Fixed, Bond, Money Market Fund: None
Mortality	Based on the 1994 VA MGDB Mortality Table
Lapse Rates	Lapse Rates vary by duration and surrender charge
Discount Rates	5%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following assumptions and methodology were used to determine GLWB additional reserves at December 31, 2015.

December 31, 2015
Area	Assumptions/Basis for Assumptions
Equity volatility	15% - 28%
Swap curve	0.75% - 3.00%
Mortality rate	Based on the Annuity 2000 Mortality Table
Lapse rate	1% - 15%

The separate account liabilities subject to the requirements for additional liabilities for GMDB and GLWB, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners for GMDB and GLWB at December 31, 2015, and 2014, were as follows:

	GMDB	GLWB	Total
December 31, 2015
Separate account liability	$55,999	210,240	266,239
Net amount at risk, net of reinsurance	$29,050	7,582	36,632
Weighted average attained age	70	57	N/A

December 31, 2014
Separate account liability	$60,388	—	60,388
Net amount at risk, net of reinsurance	$30,095	—	30,095
Weighted average attained age	69	N/A	N/A

The paid and incurred amounts for GMDB and GLWB for the years ended December 31, 2015, 2014, and 2013 were as follows:

	GMDB	GLWB	Total
Additional liability balance:
Balances, January 1, 2013	6,928	—	6,928
Incurred guaranteed benefits	(135)	—	(135)
Paid guaranteed benefits	(800)	—	(800)

Balances, December 31, 2013	5,993	—	5,993
Incurred guaranteed benefits	305	—	305
Paid guaranteed benefits	(732)	—	(732)

Balances, December 31, 2014	5,566	—	5,566
Incurred guaranteed benefits	821	4,813	5,634
Paid guaranteed benefits	(920)	—	(920)

Balances, December 31, 2015	5,467	4,813	10,280

The aggregate fair value of equity securities supporting separate accounts with GMDB and GLWB were as follows:

	December 31, 2015	December 31, 2014
Equity securities - GMDB	$55,997	$60,368
Equity securities - GLWB	209,828	—

Total	265,825	60,368

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

10.  Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance, and modified coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2015, and 2014, the reinsurance receivables had carrying values in the amounts of $604,946 and $611,270, respectively. Included in these amounts are $530,213 and $529,921 at December 31, 2015, and 2014, respectively, associated with reinsurance agreements with a related party. At December 31, 2015, and 2014, 88% and 87%, respectively, of the total reinsurance receivable was due from CLAC, a related party.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2015:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$53,403,194	$41,855,857	$95,259,051
Reinsurance ceded	(10,169,625)	(393,512)	(10,563,137)
Reinsurance assumed	58,742,234	—	58,742,234

Net	$101,975,803	$41,462,345	$143,438,148

Percentage of amount assumed to net	58%	—%	41%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$368,442	$503	$368,945
Reinsurance ceded	(48,107)	(86)	(48,193)
Reinsurance assumed	124,798	—	124,798

Net	$445,133	$417	$445,550

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2014:

	Life insurance in-force
	Individual	Group	Total
Written and earned direct	$52,836,475	$41,268,214	$94,104,689
Reinsurance ceded	(9,773,885)	—	(9,773,885)
Reinsurance assumed	61,911,865	—	61,911,865

Net	$104,974,455	$41,268,214	$146,242,669

Percentage of amount assumed to net	59%	—%	42%

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$360,959	$1,255	$362,214
Reinsurance ceded	(45,925)	(95)	(46,020)
Reinsurance assumed	130,201	—	130,201

Net	$445,235	$1,160	$446,395

The following table summarizes total premium income for the year ended December 31, 2013:

	Premium income
	Life insurance	Annuities	Total
Written and earned direct	$315,100	$4,000	$319,100
Reinsurance ceded	(1,338)	(88)	(1,426)
Reinsurance assumed	146,419	—	146,419

Net	$460,181	$3,912	$464,093

Reinsurance recoveries for life and other policy benefits were $23,179, $23,965, and $34,716 for the years ended December 31, 2015, 2014, and 2013, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

11.  Deferred Acquisition Costs and Value of Business Acquired

The following table summarizes activity in DAC and VOBA:

	DAC	VOBA	Total
Balances, January 1, 2013	$172,416	$32,045	$204,461
Correction to Balance, January 1, 2013	45,058	—	45,058
Capitalized additions	80,486	—	80,486
Amortization and writedowns	(55,490)	(4,155)	(59,645)
Unrealized investment (gains) losses	71,601	1,327	72,928

Balances, December 31, 2013	314,071	29,217	343,288
Capitalized additions	110,315	—	110,315
Amortization and writedowns	(41,045)	(3,801)	(44,846)
Unrealized investment (gains) losses	(29,933)	(130)	(30,063)

Balances, December 31, 2014	353,408	25,286	378,694
Capitalized additions	63,093	—	63,093
Amortization and writedowns	(96,095)	(4,493)	(100,588)
Unrealized investment (gains) losses	73,012	(68)	72,944

Balances, December 31, 2015	$393,418	$20,725	$414,143

The estimated future amortization of VOBA for the years ended December 31, 2016, through December 31, 2020, is approximately $3,400 per annum.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

12.  Goodwill and Other Intangible Assets

The balance of goodwill, all of which is within the Empower Retirement (formerly known as “Retirement Services”) segment, is as follows:

	Goodwill
	2015	2014
Balances, January 1	$137,683	$105,255
Acquisitions (1)	—	32,428

Balances, December 31	$137,683	$137,683

(1) During 2014, the Company acquired goodwill of $32,428 from the acquisition of RPS. See Note 2 for additional discussion regarding the acquisition.

The following tables summarize other intangible assets, all of which are within the Empower Retirement segment:

	December 31, 2015
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships	$47,580	$(24,251)	$23,329
Non-competition	1,325	(835)	490

Total	$48,905	$(25,086)	$23,819

	December 31, 2014
	Gross carrying amount	Accumulated amortization	Net book value
Customer relationships (1)	$51,280	$(24,481)	$26,799
Non-competition (1)	1,325	(209)	1,116

Total	$52,605	$(24,690)	$27,915

(1) During 2014, the Company acquired $14,966 and $1,325 of customer relationship and non-competition intangible assets, respectively, from the acquisition of RPS. See Note 2 for additional discussion regarding the acquisition.

Amortization expense for other intangible assets included in general insurance expenses was $4,096, $3,531, and $3,094 for the years ended December 31, 2015, 2014, and 2013, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2016, through December 31, 2020, is approximately $2,800 per annum.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

13.  Commercial Paper

The Company maintains a commercial paper program that is partially supported by a $50,000 corporate credit facility.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2015	2014
Face value	$93,371	$98,589
Carrying value	93,371	98,589
Effective interest rate	0.5%-0.6%	0.2%
Maturity range (days)	8 - 28	7 - 27

14.  Stockholder’s Equity and Dividend Restrictions

At December 31, 2015, and 2014, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which was issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,232,986 and 7,032,000 of which were issued and outstanding at December 31, 2015, and 2014, respectively.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,
	2015	2014	2013		2015	2014

Net income	$187,232	$134,091	$175,292	Capital and surplus	$1,114,764	$1,000,938

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2015.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. During the years ended December 31, 2015, 2014, and 2013, the Company paid dividends in the amounts of $139,533, $316,401, and $102,436, respectively, to its parent company, GWL&A Financial.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. As filed with the Colorado Division of Insurance, the statutory capital and surplus and net gain from operations at and for the year ended December 31, 2015, were $1,114,764 and $189,576, respectively. Based on the as filed amounts, the Company may pay an amount less than $111,476 of dividends during the year ended December 31, 2016, without the prior approval of the Colorado Insurance Commissioner. Prior to any payments of dividends, the Company seeks approval from the Colorado Insurance Commissioner.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

15.  Other Comprehensive Income

The following tables present the accumulated balances for each classification of other comprehensive income (loss):

	Year Ended December 31, 2015
	Unrealized holding gains / losses arising on fixed maturities, available-for- sale	Unrealized holding gains / losses arising on cash flow hedges	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2015	$784,183	$33,141	$(108,194)	$(106,112)	$603,018
Other comprehensive income (loss) before reclassifications	(418,522)	20,190	42,409	12,825	(343,098)
Amounts reclassified from AOCI	(26,141)	(8,047)	—	7,706	(26,482)

Net current period other comprehensive income (loss)	(444,663)	12,143	42,409	20,531	(369,580)

Balances, December 31, 2015	$339,520	$45,284	$(65,785)	$(85,581)	$233,438

	Year Ended December 31, 2014
	Unrealized holding gains / losses arising on fixed maturities, available-for- sale	Unrealized holding gains / losses arising on cash flow hedges	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2014	$434,023	$25,517	$(70,000)	$(43,786)	$345,754
Other comprehensive income (loss) before reclassifications	381,198	13,089	(38,194)	(67,380)	288,713
Amounts reclassified from AOCI	(31,038)	(5,465)	—	5,054	(31,449)

Net current period other comprehensive income (loss)	350,160	7,624	(38,194)	(62,326)	257,264

Balances, December 31, 2014	$784,183	$33,141	$(108,194)	$(106,112)	$603,018

	Year Ended December 31, 2013
	Unrealized holding gains / losses arising on fixed maturities, available-for- sale	Unrealized holding gains / losses arising on cash flow hedges	Future policy benefits, DAC and VOBA adjustments	Employee benefit plan adjustment	Total
Balances, January 1, 2013	$927,678	$24,962	$(194,147)	$(122,794)	$635,699
Other comprehensive income (loss) before reclassifications	(467,178)	2,016	124,147	68,422	(272,593)
Amounts reclassified from AOCI	(26,477)	(1,461)	—	10,586	(17,352)

Net current period other comprehensive income (loss)	(493,655)	555	124,147	79,008	(289,945)

Balances, December 31, 2013	$434,023	$25,517	$(70,000)	$(43,786)	$345,754

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present the composition of other comprehensive income (loss):

	Year Ended December 31, 2015
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$(643,880)	$225,358	$(418,522)
Unrealized holding gains (losses), net, arising on cash flow hedges	31,061	(10,871)	20,190
Reclassification adjustment for (gains) losses, net, realized in net income	(52,597)	18,409	(34,188)

Net unrealized gains (losses) related to investments	(665,416)	232,896	(432,520)
Future policy benefits, DAC and VOBA adjustments	65,245	(22,836)	42,409

Net unrealized gains (losses)	(600,171)	210,060	(390,111)
Employee benefit plan adjustment	31,586	(11,055)	20,531

Other comprehensive income (loss)	$(568,585)	$199,005	$(369,580)

	Year Ended December 31, 2014
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$586,458	$(205,260)	$381,198
Unrealized holding gains (losses), net, arising on cash flow hedges	20,137	(7,048)	13,089
Reclassification adjustment for (gains) losses, net, realized in net income	(56,159)	19,656	(36,503)

Net unrealized gains (losses) related to investments	550,436	(192,652)	357,784
Future policy benefits, DAC and VOBA adjustments	(58,760)	20,566	(38,194)

Net unrealized gains (losses)	491,676	(172,086)	319,590
Employee benefit plan adjustment	(95,886)	33,560	(62,326)

Other comprehensive income (loss)	$395,790	$(138,526)	$257,264

	Year Ended December 31, 2013
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$(718,735)	$251,557	$(467,178)
Unrealized holding gains (losses), net, arising on cash flow hedges	3,102	(1,086)	2,016
Reclassification adjustment for (gains) losses, net, realized in net income	(42,982)	15,044	(27,938)

Net unrealized gains (losses) related to investments	(758,615)	265,515	(493,100)
Future policy benefits, DAC and VOBA adjustments	190,995	(66,848)	124,147

Net unrealized gains (losses)	(567,620)	198,667	(368,953)
Employee benefit plan adjustment	121,551	(42,543)	79,008

Other comprehensive income (loss)	$(446,069)	$156,124	$(289,945)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the reclassifications out of accumulated other comprehensive income (loss):

	Year Ended December 31,
	2015		2014
Details about accumulated other comprehensive income (loss) components	Amount reclassified from accumulated other comprehensive income (loss)				Affected line item in the statement where net income is presented
Unrealized holdings (gains) losses, net, arising on fixed maturities, available-for-sale	$(40,217)		$(47,751)		Other realized investment (gains) losses, net

	(40,217)		(47,751)		Total before tax
	(14,076)		(16,713)		Tax expense or benefit

	$(26,141)		$(31,038)		Net of tax

Unrealized holdings (gains) losses, net, arising on cash flow hedges	$(12,380)		$(8,408)		Net investment income

	(12,380)		(8,408)		Total before tax
	(4,333)		(2,943)		Tax expense or benefit

	$(8,047)		$(5,465)		Net of tax

Amortization of employee benefit plan items
Prior service costs (benefits)	$(694)	(1)	$3,189	(1)
Actuarial losses (gains)	12,550	(1)	2,730	(1)
Settlement	—	(1)	1,857	(1)

	11,856		7,776		Total before tax
	4,150		2,722		Tax expense or benefit

	$7,706		$5,054		Net of tax

Total reclassification	$(26,482)		$(31,449)		Net of tax

(1) These accumulated other comprehensive income components are included in the computation of net periodic (benefit) cost of employee benefit plans (see Note 17 for additional details).

16.  General Insurance Expenses

The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2015	2014	2013
Compensation	$564,008	$406,601	$359,280
Commissions	206,360	210,797	184,238
Other	308,628	163,593	106,829

Total general insurance expenses	$1,078,996	$780,991	$650,347

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

17.  Employee Benefit Plans

Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement Plans

The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Prior to December 31, 2012, the Company accounted for the Defined Benefit Pension Plan as the direct legal obligation of the Company and accounted for the corresponding plan obligations on its balance sheet and statements of income. Effective December 31, 2012, the Company transferred the sponsorship of the Defined Benefit Pension Plan to GWL&A Financial, the Company’s immediate parent. Despite the change in sponsorship of the Defined Benefit Pension Plan, the Company continues to account for the corresponding plan obligations on its balance sheet and statements of income.

Benefits for the Defined Benefit Pension Plan are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the Defined Benefit Pension Plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management.

The Company also provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to employees covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2015	2014	2015	2014	2015	2014	2015	2014
Change in projected benefit obligation:
Benefit obligation, January 1	$583,080	$456,402	$12,782	$11,081	$55,832	$62,305	$651,694	$529,788
Service cost	12,851	4,952	1,042	985	282	586	14,175	6,523
Interest cost	23,987	23,068	560	574	2,122	2,528	26,669	26,170
Actuarial (gain) loss	(42,863)	113,410	3,360	(2,092)	(9,504)	3,376	(49,007)	114,694
Regular benefits paid	(16,238)	(14,752)	(1,446)	(508)	(4,874)	(16,874)	(22,558)	(32,134)
Amendment	—	—	—	(569)	—	3,911	—	3,342
Acquisition	—	—	339	3,311	—	—	339	3,311

Benefit obligation, December 31	$560,817	$583,080	$16,637	$12,782	$43,858	$55,832	$621,312	$651,694

Accumulated benefit obligation	$544,011	$562,760	$16,637	$12,782	$42,182	$50,032	$602,830	$625,574

On January 1, 2015, the Company acquired the retirement business of Putnam, an affiliate of the Company. See Note 2 for additional discussion regarding the acquisition. Per the terms of the Asset Transfer Agreement, the Company was required to give each Putnam employee full credit for the employee’s service period with Putnam prior to the closing date for the purpose of eligibility to participate, vesting and level of benefits under the Post-Retirement Medical Plan. As a result, approximately 150 individuals became eligible participants of the Post-Retirement Medical Plan at January 1, 2015. The transaction was recorded as a prior service cost, which resulted in a $339 increase before tax to other liabilities and expenses and a decrease to accumulated other comprehensive income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

On August 29, 2014, the Company completed the acquisition of RPS. See Note 2 for additional discussion regarding the acquisition. Per the terms of the Purchase and Sale Agreement, the Company was required to give each RPS employee full credit for the employee’s service period with RPS prior to the closing date, for the purpose of eligibility to participate, vesting, and level of benefits under the Post-Retirement Medical Plan. As a result, approximately 1,000 individuals became eligible participants of the Post-Retirement Medical Plan at the acquisition date. The acquisition resulted in a $3,311 increase before tax to other liabilities with an offsetting increase to goodwill.

During 2014, one participant in the Supplemental Executive Retirement Plan received an enhancement to his benefit. The enhancement resulted in a $3,911 increase before tax to other liabilities with an offsetting decrease to accumulated other comprehensive income.

During 2014, the Post-Retirement Medical Plan was amended to allow only one medical plan option to retirees.

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2015	2014	2015	2014	2015	2014	2015	2014
Change in plan assets:
Value of plan assets, January 1	$443,962	$404,335	$—	$—	$—	$—	$443,962	$404,335
Actual return on plan assets	(593)	43,662	—	—	—	—	(593)	43,662
Employer contributions	—	10,717	1,446	508	4,874	16,874	6,320	28,099
Benefits paid	(16,238)	(14,752)	(1,446)	(508)	(4,874)	(16,874)	(22,558)	(32,134)

Value of plan assets, December 31	$427,131	$443,962	$—	$—	$—	$—	$427,131	$443,962

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2015	2014	2015	2014	2015	2014	2015	2014
Under funded status at December 31	$(133,686)	$(139,118)	$(16,637)	$(12,782)	$(43,858)	$(55,832)	$(194,181)	$(207,732)

The following table presents amounts recognized in the consolidated balance sheets for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,		December 31,
	2015	2014	2015	2014	2015	2014	2015	2014
Amounts recognized in consolidated balance sheets:
Other liabilities	$(133,686)	$(139,118)	$(16,637)	$(12,782)	$(43,858)	$(55,832)	$(194,181)	$(207,732)
Accumulated other comprehensive income (loss)	(139,316)	(165,652)	8,540	14,390	(890)	(11,990)	(131,666)	(163,252)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table provides information regarding amounts in AOCI that have not yet been recognized as components of net periodic benefit cost at December 31, 2015:

	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(139,316)	$(90,555)	$6,815	$4,430	$1,311	$852	$(131,190)	$(85,273)
Net prior service (cost) credit	—	—	1,725	1,121	(2,201)	(1,431)	(476)	(310)

	$(139,316)	$(90,555)	$8,540	$5,551	$(890)	$(579)	$(131,666)	$(85,583)

The following table provides information regarding amounts in AOCI that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2016:
	Defined Benefit Pension Plan		Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax	Gross	Net of tax
Net gain (loss)	$(9,940)	$(6,461)	$341	$222	$61	$40	$(9,538)	$(6,199)
Prior service (cost) credit	—	—	1,102	716	(501)	(326)	601	390

	$(9,940)	$(6,461)	$1,443	$938	$(440)	$(286)	$(8,937)	$(5,809)

The expected benefit payments for the Company’s Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans for the years indicated are as follows:

	Defined Benefit Pension Plan	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan
2016	$17,148	$787	$3,337
2017	18,164	805	3,320
2018	19,820	800	2,852
2019	21,211	880	2,535
2020	22,753	913	2,510
2021 through 2025	144,889	5,997	17,504

Net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and Supplemental Executive Retirement plans included in general insurance expenses in the accompanying consolidated statements of income includes the following components:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2015	2014	2013
Components of net periodic cost:
Service cost	$12,851	$4,952	$5,527
Interest cost	23,987	23,068	20,897
Expected return on plan assets	(28,345)	(29,288)	(24,499)
Amortization of unrecognized prior service cost	13	51	51
Amortization of loss from earlier periods	12,398	2,898	16,001

Net periodic cost	$20,904	$1,681	$17,977

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Post-Retirement Medical Plan
	Year Ended December 31,
	2015	2014	2013
Components of net periodic benefit:
Service cost	$1,042	$985	$947
Interest cost	560	574	512
Amortization of unrecognized prior service benefit	(1,640)	(1,706)	(1,650)
Amortization of gain from earlier periods	(511)	(450)	(348)

Net periodic benefit	$(549)	$(597)	$(539)

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2015	2014	2013
Components of net periodic cost:
Service cost	$282	$586	$1,002
Interest cost	2,122	2,528	2,548
Amortization of unrecognized prior service cost	933	4,844	933
Amortization of loss from earlier periods	663	282	1,299
Settlement	—	1,857	—

Net periodic cost	$4,000	$10,097	$5,782

On August 1, 2014, the Company made a lump-sum benefit payment from the Supplemental Executive Retirement Plan. The lump-sum distribution resulted in the settlement of 21% of the Supplemental Executive Retirement Plan’s projected benefit obligation and exceeded the total of the projected service cost and interest cost for the plan year. In connection with this settlement during the third quarter of 2014, the Company reclassified a $1,857 loss before tax to earnings from accumulated other comprehensive income. The lump-sum benefit payment also resulted in the recognition of $3,911 of prior service costs within earnings from accumulated other comprehensive income.

The following tables present the assumptions used in determining benefit obligations of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	December 31,
	2015	2014
Discount rate	4.55%	4.17%
Rate of compensation increase	4.47%	4.47%

	Post-Retirement Medical Plan
	December 31,
	2015	2014
Discount rate	4.31%	3.94%
Initial health care cost trend	7.00%	6.50%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2018

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Supplemental Executive Retirement Plan
	December 31,
	2015	2014
Discount rate	4.22%	3.99%
Rate of compensation increase	4.00%	4.00%

During 2015, the Company adopted the Society of Actuaries 2015 Mortality Tables Report (RP-2015) and Mortality

Improvement Scale (MP-2015), which adjusted the mortality assumptions used to measure retirement plan obligations. These mortality assumptions are an update to the tables adopted in 2014, to reflect two additional years of U.S. population mortality improvement data.

During 2014, the Company adopted the Society of Actuaries 2014 Mortality Tables Report (RP-2014) and Mortality Improvement Scale (MP-2014), which adjusted the mortality assumptions used to measure retirement plan obligations. The updated mortality assumptions reflect increasing life expectancies in the United States, reflecting an increase to the Company’s benefit obligations of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans. Future expenses of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans are also expected to increase due to the new mortality assumptions.

The following tables present the assumptions used in determining the net periodic (benefit) cost of the Defined Benefit Pension, Post-Retirement Medical, and the Supplemental Executive Retirement plans:

	Defined Benefit Pension Plan
	Year Ended December 31,
	2015	2014
Discount rate	4.17%	5.11%
Expected return on plan assets	6.50%	7.25%
Rate of compensation increase	4.47%	4.47%

	Post-Retirement Medical Plan
	Year Ended December 31,
	2015	2014
Discount rate	3.94%	4.83%
Initial health care cost trend	6.50%	7.00%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2018	2018

	Supplemental Executive Retirement Plan
	Year Ended December 31,
	2015	2014
Discount rate	3.99%	4.61%
Rate of compensation increase	4.00%	4.00%

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the impact on the Post-Retirement Medical Plan that a one-percentage-point change in assumed health care cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease
Increase (decrease) on total service and interest cost on components	$271	$(225)
Increase (decrease) on post-retirement benefit obligation	2,099	(1,801)
The following table presents how the Company’s Defined Benefit Pension Plan assets are invested:
	December 31,
	2015	2014
Equity securities	67%	65%
Debt securities	31%	33%
Other	2%	2%

Total	100%	100%

The following tables present information about the Defined Benefit Retirement Plan’s assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value:

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2015
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$—	$94,751	$—	$94,751
Midcap index funds	—	88,267	—	88,267
World equity index funds	—	8,511	—	8,511
U.S. equity market funds	—	94,471	—	94,471

Total common collective trust funds	—	286,000	—	286,000
Fixed maturity investments:
U.S. government direct obligations and agencies	—	6,753	—	6,753
Obligations of U.S. states and their municipalities	—	19,074	—	19,074
Corporate debt securities	—	93,811	—	93,811
Asset-backed securities	—	8,149	—	8,149
Commercial mortgage-backed securities	—	2,926	—	2,926

Total fixed maturity investments	—	130,713	—	130,713
Preferred stock	280	—	—	280
Limited partnership investments	—	—	7,654	7,654
Money market funds	2,484	—	—	2,484

Total defined benefit plan assets	$2,764	$416,713	$7,654	$427,131

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Defined benefit plan assets measured at fair value on a recurring basis
	December 31, 2014
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Common collective trust funds:
Equity index funds	$—	$93,415	$—	$93,415
Midcap index funds	—	90,159	—	90,159
World equity index funds	—	8,759	—	8,759
U.S. equity market funds	—	93,911	—	93,911

Total common collective trust funds	—	286,244	—	286,244
Fixed maturity investments:
U.S. government direct obligations and agencies	—	9,308	—	9,308
Obligations of U.S. states and their municipalities	—	18,838	—	18,838
Corporate debt securities	—	107,125	—	107,125
Asset-backed securities	—	8,444	—	8,444
Commercial mortgage-backed securities	—	3,048	—	3,048

Total fixed maturity investments	—	146,763	—	146,763
Preferred stock	310	—	—	310
Limited partnership investments	—	—	8,114	8,114
Money market funds	2,531	—	—	2,531

Total defined benefit plan assets	$2,841	$433,007	$8,114	$443,962

The following tables present additional information about assets of the Defined Benefit Retirement Plan measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Fair value measurements using significant unobservable inputs (Level 3) limited partnership interest
	Year Ended December 31,
	2015	2014
Balance, January 1	$8,114	$7,557
Actual return on plan assets	(655)	510
Capital contributions to limited partnership interest	1,319	656
Capital distributions from limited partnership interest	(1,124)	(609)

Balance, December 31	$7,654	$8,114

The investment objective of the Defined Benefit Pension Plan is to provide a risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

The Defined Benefit Pension Plan utilizes various investment securities. Generally, investment securities are exposed to various risks, such as interest rate risks, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur and that such changes could materially affect the amounts reported.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the ranges the Company targets for the allocation of invested Defined Benefit Pension Plan assets at December 31, 2016:

December 31, 2016
Equity securities	30%
Debt securities	52%
Other	18%

Total	100%

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2016. The Company expects to make payments of approximately $787 with respect to its Post-Retirement Medical Plan and $3,337 with respect to its Supplemental Executive Retirement Plan during the year ended December 31, 2016.

Other employee benefit plans

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $8,678 and $10,051 at December 31, 2015, and 2014, respectively. The participant deferrals earned interest at the average rates of 6.48% and 6.53% during the years ended December 31, 2015, and 2014, respectively. The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 4.29% to 5.07% for retired participants.

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $18,654 and $16,633 at December 31, 2015, and 2014, respectively.

The Company sponsors a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Currently, the Company matches a percentage of employee contributions in cash. The Company recognized $13,016, $8,479, and $6,693 in expense related to this plan for the years ended December 31, 2015, 2014, and 2013, respectively.

18.  Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2015	2014	2013
Current	$76,842	$80,859	$82,878
Deferred	21,682	75,044	(24,087)

Total income tax provision	$98,524	$155,903	$58,791

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate:

	Year Ended December 31,
	2015	2014	2013
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Investment income not subject to federal tax	(3.0)%	(1.8)%	(4.6)%
Tax credits	(0.2)%	(0.3)%	(2.0)%
State income taxes, net of federal benefit	3.2%	1.0%	3.3%
Income tax contingency provisions	— %	(1.2)%	(0.4)%
Other, net	(0.9)%	0.2%	— %

Effective federal income tax rate	34.1%	32.9%	31.3%

A reconciliation of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2015	2014	2013
Balance, beginning of year	$26,890	$21,154	$25,850
Additions to tax positions in the current year	1,383	13,931	—
Additions to tax positions in the prior year	50	—	1,497
Reductions to tax positions in the prior year	—	—	(180)
Reductions to tax positions from statutes expiring	(5,230)	(8,195)	(6,013)

Balance, end of year	$23,093	$26,890	$21,154

There were no tax benefits included in the unrecognized tax benefits of $23,093 at December 31, 2015, that would impact the annual effective tax rate. The Company anticipates a decrease in its unrecognized tax benefits of $4,500 to $5,500 in the next twelve months, primarily due to changes in the composition of the consolidated group.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income tax expense. The Company recognized decreases of $193, $2,916, and $286 in interest and penalties related to the uncertain tax positions during the years ended December 31, 2015, 2014, and 2013, respectively. The Company had approximately $1,017 and $1,210 accrued for the payment of interest and penalties at December 31, 2015, and 2014, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2011 and prior. Tax years 2012 through 2014 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state, or local audits.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2015		2014
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$—	$262,822	$—	$255,926
Deferred acquisition costs	—	8,533	2,467	—
Investment assets	—	221,303	—	426,477
Policyholder dividends	8,919	—	10,002	—
Net operating loss carryforward	113,637	—	122,177	—
Pension plan accrued benefit liability	79,945	—	84,351	—
Goodwill	—	33,034	—	26,022
Experience rated refunds	12,673	—	13,431	—
Tax credits	154,017	—	149,516	—
Other	19,385	—	11,865	—

Total deferred taxes	$388,576	$525,692	$393,809	$708,425

The deferred tax liability amounts presented for investment assets above include $171,780 and $381,838 related to the net unrealized losses (gains) on the Company’s investments, which are classified as available-for-sale at December 31, 2015, and 2014, respectively.

The Company, together with certain of its subsidiaries, and Lifeco U.S. have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company has federal net operating loss carry forwards generated by a subsidiary that is included in the Lifeco U.S. consolidated federal income tax return. As of December 31, 2015, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount
2021	$37,747
2022	136,796
2023	81,693
2028	2,215

Total	$258,451

During the years ended December 31, 2015, 2014, and 2013, the Company generated $3,295, $15,506, and $25,013 of Guaranteed Federal Low Income Housing tax credit carryforwards, respectively. As of December 31, 2015, the total credit carryforward for Low Income Housing is $142,878. These credits will begin to expire in 2030.

Included in due from parent and affiliates at December 31, 2015, and 2014 is $11,790 and $13,400, respectively, of income taxes receivable primarily from Lifeco U.S. related to the consolidated income tax return filed by the Company and certain subsidiaries.

Included in the consolidated balance sheets at December 31, 2015, and 2014 is $7,721 and $7,176, respectively, of income taxes receivable in other assets primarily related to the separate state income tax returns filed by certain subsidiaries.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

19.  Segment Information

The Chief Operating Decision Maker (“CODM”) of the Company is also the Chief Executive Officer (“CEO”) of the Company and Lifeco U.S. The CODM reviews the financial information for the purposes of assessing performance and allocating resources based upon the results of Lifeco U.S. and other U.S. affiliates prepared in accordance with International Financial Reporting Standards. The CODM, in his capacity as CEO of the Company, reviews the Company’s financial information only in connection with the quarterly and annual reports that are filed with the Securities and Exchange Commission (“SEC”). Consequently, the Company does not provide its discrete financial information to the CODM to be regularly reviewed to make decisions about resources to be allocated or to assess performance. For purposes of SEC reporting requirements, the Company has chosen to present its financial information in three segments, notwithstanding the above. The three segments are: Individual Markets, Empower Retirement (formerly known as “Retirement Services”), and Other.

Individual Markets

The Individual Markets reporting and operating segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life, and variable universal life.

Empower Retirement

The Empower Retirement reporting and operating segment provides various retirement plan products and investment options as well as comprehensive administrative and record-keeping services for financial institutions and employers, which include educational, advisory, enrollment, and communication services for employer-sponsored defined contribution plans and associated defined benefit plans.

Other

The Company’s Other reporting segment is substantially comprised of activity under the assumption of reinsurance between GWSC and CLAC (“the GWSC operating segment”), corporate items not directly allocated to the other operating segments and interest expense on long-term debt.

The accounting principles used to determine segment results are the same as those used in the consolidated financial statements. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. Inter-segment transactions and balances have been eliminated in consolidation. The Company’s operations are not materially dependent on one or a few customers, brokers, or agents.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information:

	Year Ended December 31, 2015
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$360,783	$533	$84,234	$445,550
Fee income	87,471	853,076	3,979	944,526
Other revenue	—	13,563	—	13,563
Net investment income	801,935	398,639	53,856	1,254,430
Realized investments gains (losses), net	28,864	54,752	94	83,710

Total revenues	1,279,053	1,320,563	142,163	2,741,779

Benefits and expenses:
Policyholder benefits	931,631	201,791	101,205	1,234,627
Operating expenses	159,719	992,564	65,890	1,218,173

Total benefits and expenses	1,091,350	1,194,355	167,095	2,452,800

Income (loss) before income taxes	187,703	126,208	(24,932)	288,979
Income tax expense (benefit)	64,360	43,058	(8,894)	98,524

Net income (loss)	$123,343	$83,150	$(16,038)	$190,455

	December 31, 2015
	Individual Markets	Empower Retirement	Other	Total
Assets:
Investments	$16,074,681	$10,966,096	$1,770,249	$28,811,026
Other assets	1,358,934	927,061	149,655	2,435,650
Separate account assets	7,031,013	19,600,180	—	26,631,193

Assets of continuing operations	$24,464,628	$31,493,337	$1,919,904	57,877,869

Assets of discontinued operations				21,910

Total assets				$57,899,779

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Year Ended December 31, 2014
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$360,305	$1,215	$84,875	$446,395
Fee income	95,631	629,533	4,015	729,179
Other revenue	—	7,506	—	7,506
Net investment income	748,015	426,340	54,033	1,228,388
Realized investments gains (losses), net	44,381	102,597	393	147,371

Total revenues	1,248,332	1,167,191	143,316	2,558,839

Benefits and expenses:
Policyholder benefits	902,982	206,339	113,124	1,222,445
Operating expenses	136,850	647,165	79,107	863,122

Total benefits and expenses	1,039,832	853,504	192,231	2,085,567

Income (loss) before income taxes	208,500	313,687	(48,915)	473,272
Income tax expense (benefit)	68,719	104,162	(16,978)	155,903

Net income (loss)	$139,781	$209,525	$(31,937)	$317,369

	December 31, 2014
	Individual Markets	Empower Retirement	Other	Total
Assets:
Investments	$15,928,591	$10,621,831	$1,772,821	$28,323,243
Other assets	1,283,256	855,728	142,824	2,281,808
Separate account assets	7,247,463	20,471,381	—	27,718,844

Assets of continuing operations	$24,459,310	$31,948,940	$1,915,645	58,323,895

Assets of discontinued operations				24,324

Total assets				$58,348,219

	Year Ended December 31, 2013
	Individual Markets	Empower Retirement	Other	Total
Revenue:
Premium income	$354,202	$3,954	$105,937	$464,093
Fee income	94,037	519,842	4,365	618,244
Other revenue	7,355	—	—	7,355
Net investment income	688,279	351,729	51,381	1,091,389
Realized investments gains (losses), net	19,071	(33,233)	26	(14,136)

Total revenues	1,162,944	842,292	161,709	2,166,945

Benefits and expenses:
Policyholder benefits	921,096	196,115	114,880	1,232,091
Operating expenses	142,141	538,209	66,971	747,321

Total benefits and expenses	1,063,237	734,324	181,851	1,979,412

Income (loss) before income taxes	99,707	107,968	(20,142)	187,533
Income tax expense	34,265	33,240	(8,714)	58,791

Net income (loss)	$65,442	$74,728	$(11,428)	$128,742

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

20.  Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by Lifeco’s Compensation Committee. At its discretion the Compensation Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for senior executives of the Company. Under the PSU plan, “performance share units” are granted to certain senior executives of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the twenty trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,
	2015	2014	2013
Lifeco Stock Plan	$1,655	$3,384	$2,579
Performance Share Unit Plan	2,320	6,263	6,860

Total compensation expense	$3,975	$9,647	$9,439

Income tax benefits	$1,143	$2,404	$2,732

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2015, and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)
Lifeco Stock Plan	$2,238	1.7
Performance Share Unit Plan	3,585	1.4

Equity Award Activity

During the year ended December 31, 2015, Lifeco granted 714,101 stock options to employees of the Company. These stock options vest over five-year periods ending in 2020. Compensation expense of $2,376 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average
	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Intrinsic value (1)
Outstanding, January 1, 2015	3,793,658	$26.49
Granted	714,101	25.74
Exercised	(692,756)	20.39
Cancelled and expired	(181,660)	21.95

Outstanding, December 31, 2015	3,633,343	21.68	5.9	$13,154
Vested and expected to vest, December 31, 2015	3,633,343	$21.68	5.9	$13,154
Exercisable, December 31, 2015	2,360,613	$21.01	4.7	$10,078

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2015, and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,
	2015	2014	2013
Weighted average fair value of options granted	$3.33	$5.53	$4.56
Intrinsic value of options exercised (1)	4,234	401	1,437
Fair value of options vested	1,670	4,491	1,843

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The fair value of the options granted during was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2015	2014	2013
Dividend yield	3.66%	3.95%	4.53%
Expected volatility	19.10%	26.63%	26.73%
Risk free interest rate	0.90%	1.75%	1.38%
Expected duration (years)	6.0	6.0	6.0

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units
Outstanding, January 1, 2015	521,295
Granted	204,864
Forfeited	(55,316)
Exercised	(230,754)

Outstanding, December 31, 2015	440,089

Vested and expected to vest, December 31, 2015	440,089

The cash payment in settlement of the Performance Share Unit Plan units was $6,375 and $5,914 for the years ended December 31, 2015, and 2014, respectively.

21. Commitments and Contingencies

Commitments

The following table summarizes the Company’s future purchase obligations and commitments:

	Payment due by period
	Less than one year	One to three years	Three to five years	More than five years	Total
Related party long-term debt - principal (1)	$—	$—	$—	$528,400	$528,400
Related party long-term debt - interest (2)	37,031	74,062	74,062	789,976	975,131
Investment purchase obligations (3)	50,692	—	—	—	50,692
Operating leases (4)	12,681	22,415	17,066	4,510	56,672
Other liabilities (5)	32,341	45,623	37,438	27,601	143,003

Total	$132,745	$142,100	$128,566	$1,350,487	$1,753,898

(1) Related party long-term debt principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of two long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s consolidated balance sheet because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

(2) Related party long-term debt interest - One long-term surplus note bears interest at a fixed rate through maturity. The second surplus note bears interest initially at a fixed rate that will change in the future based upon the then current three-month London Interbank Offering Rate. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2015, and do not consider the impact of future interest rate changes.

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans on real estate, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans on real estate is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2015, and 2014, were $50,692 and $166,356, of which $8,692 and $4,997 was related to cost basis limited partnership interests, respectively, all of which is due within one year from the dates indicated.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. The Company incurred rent expense, net of sublease income, of $12,050, $7,628, and $5,439 for the years ended December 31, 2015, 2014, and 2013, respectively and is recorded in general insurance expense. The Company’s total future operating lease obligation will be reduced by minimum reimbursement of $8,640 due in the future under non-cancelable agreements.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5) Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

·	Expected contributions to the Company’s defined benefit pension plan and benefit payments for the Post-Retirement Medical Plan and Supplemental Executive Retirement Plan through 2021.
·	Miscellaneous purchase obligations to acquire goods and services.
·	Unrecognized tax benefits

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility expires on March 1, 2018. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $1,100,000, as defined in the credit facility agreement (both compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), for each quarter ending after December 31, 2014. The Company was in compliance with all covenants at December 31, 2015, and 2014. At December 31, 2015, and 2014 there were no outstanding amounts related to the current and prior credit facilities.

GWSC and CLAC are parties to a reinsurance agreement pursuant to which GWSC assumes term life insurance from CLAC. GWL&A Financial obtained two letters of credit for the benefit of the Company as collateral under the GWSC and CLAC reinsurance agreement for policy liabilities and capital support. The first letter of credit is for $1,176,680 and renews annually until it expires on July 3, 2027. The second letter of credit is for $70,000 and renews annually until it expires on December 31, 2017. At December 31, 2015, and 2014, there were no outstanding amounts related to the letters of credit. See Note 4 for additional discussion regarding these letters of credit.

In addition, the Company has other letters of credit with a total amount of $9,095, renewable annually for an indefinite period of time. At December 31, 2015, and 2014, there were no outstanding amounts related to those letters of credit.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Consolidated Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company is defending a lawsuit related to a motor vehicle accident involving an employee. It received a $20,000 demand from the plaintiff’s attorney during the fourth quarter of 2014. The amount is fully indemnified by a third-party insurer.

The Company is defending lawsuits relating to the administration of its staff retirement plan, or to the costs and features of certain of its retirement or fund products. These actions are at their early stages. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the consolidated financial position of the Company.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s consolidated financial position, results of its operations, or cash flows.

22.   Subsequent Events

On February 4, 2016, the Company’s Board of Directors declared dividends of $73,401, payable on March 15, 2016, to its sole shareholder, GWL&A Financial.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS GROWTH PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO
ASSETS:
Investments at fair value (1)	$6,761,161	$2,388,918	$10,557,945	$3,426,777	$18,846,250	$5,665,163
Investment income due and accrued
Receivable for investments sold		25,162	35,734		35,723
Purchase payments receivable	25,220		435			223,788
Due from Great West Life & Annuity Insurance Company	59,179		17,926	788	82,011	548

Total assets	6,845,560	2,414,080	10,612,040	3,427,565	18,963,984	5,889,499

LIABILITIES:
Payable for investments purchased	25,220					223,788
Redemptions payable		25,162	36,169		35,723
Due to Great West Life & Annuity Insurance Company	395	140	645	206	1,092	334

Total liabilities	25,615	25,302	36,814	206	36,815	224,122

NET ASSETS	$6,819,945	$2,388,778	$10,575,226	$3,427,359	$18,927,169	$5,665,377

NET ASSETS REPRESENTED BY:
Accumulation units	$6,634,290	$2,388,778	$10,407,476	$3,409,439	$17,960,786	$5,663,179
Contracts in payout phase	185,655		167,750	17,920	966,383	2,198

NET ASSETS	$6,819,945	$2,388,778	$10,575,226	$3,427,359	$18,927,169	$5,665,377

ACCUMULATION UNITS OUTSTANDING	377,725	134,071	718,816	421,965	512,641	330,659

UNIT VALUE (ACCUMULATION)	$17.56	$17.82	$14.48	$8.08	$35.04	$17.13

(1) Cost of investments:	$4,504,202	$2,152,494	$10,330,566	$3,525,537	$21,558,766	$6,835,794
Shares of investments:	224,474	76,938	567,022	253,460	2,075,578	327,655

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	ALGER BALANCED PORTFOLIO	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
ASSETS:
Investments at fair value (1)	$776,433	$161,660	$25,270,468	$4,787,647	$18,072,165	$5,123,462
Investment income due and accrued
Receivable for investments sold			924		929
Purchase payments receivable			116	694
Due from Great West Life & Annuity Insurance Company	5,534		26,916	2,147	6,009

Total assets	781,967	161,660	25,298,424	4,790,488	18,079,103	5,123,462

LIABILITIES:
Payable for investments purchased				694
Redemptions payable			1,040		929
Due to Great West Life & Annuity Insurance Company	44	7	1,646	307	1,056	3,109

Total liabilities	44	7	2,686	1,001	1,985	3,109

NET ASSETS	$781,923	$161,653	$25,295,738	$4,789,487	$18,077,118	$5,120,353

NET ASSETS REPRESENTED BY:
Accumulation units	$757,044	$161,653	$25,053,953	$4,724,014	$18,007,136	$5,101,930
Contracts in payout phase	24,879		241,785	65,473	69,982	18,423

NET ASSETS	$781,923	$161,653	$25,295,738	$4,789,487	$18,077,118	$5,120,353

ACCUMULATION UNITS OUTSTANDING	46,394	16,145	1,100,685	205,997	1,075,289	309,585

UNIT VALUE (ACCUMULATION)	$16.32	$10.01	$22.76	$22.93	$16.75	$16.48

(1) Cost of investments:	$671,161	$175,645	$24,776,662	$3,935,714	$19,240,548	$4,567,947
Shares of investments:	53,956	2,398	474,474	245,395	2,607,816	597,837

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	COLUMBIA VARIABLE PORTFOLIO- LARGE CAP GROWTH FUND II
ASSETS:
Investments at fair value (1)	$4,830,872	$7,558,804	$22,651,974	$534,563	$4,174,997	$1,821,598
Investment income due and accrued
Receivable for investments sold	136		1,613		1,319
Purchase payments receivable				25,160		310
Due from Great West Life & Annuity Insurance Company	1,711		3,701

Total assets	4,832,719	7,558,804	22,657,288	559,723	4,176,316	1,821,908

LIABILITIES:
Payable for investments purchased				25,160		310
Redemptions payable	136		1,613		1,319
Due to Great West Life & Annuity Insurance Company	303	1,083	1,381	23	462	4,543

Total liabilities	439	1,083	2,994	25,183	1,781	4,853

NET ASSETS	$4,832,280	$7,557,721	$22,654,294	$534,540	$4,174,535	$1,817,055

NET ASSETS REPRESENTED BY:
Accumulation units	$4,819,177	$7,519,055	$22,526,417	$534,540	$4,158,245	$1,811,203
Contracts in payout phase	13,103	38,666	127,877		16,290	5,852

NET ASSETS	$4,832,280	$7,557,721	$22,654,294	$534,540	$4,174,535	$1,817,055

ACCUMULATION UNITS OUTSTANDING	278,952	333,920	1,032,692	49,189	421,604	91,990

UNIT VALUE (ACCUMULATION)	$17.28	$22.52	$21.81	$10.87	$9.86	$19.69

(1) Cost of investments:	$4,407,180	$7,411,707	$18,462,278	$552,408	$4,607,244	$2,058,679
Shares of investments:	482,123	410,805	2,559,545	20,256	276,673	126,852

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO- SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO- SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DEUTSCHE CAPITAL GROWTH VIP
ASSETS:
Investments at fair value (1)	$7,962,744	$1,046,907	$1,095,598	$18,345,117	$7,851,649	$21,709,795
Investment income due and accrued
Receivable for investments sold	2,965	7,015	6	456	159	2,401
Purchase payments receivable						310
Due from Great West Life & Annuity Insurance Company		522		3,852	4,222	25,989

Total assets	7,965,709	1,054,444	1,095,604	18,349,425	7,856,030	21,738,495

LIABILITIES:
Payable for investments purchased
Redemptions payable	2,965	7,015	6	456	159	2,711
Due to Great West Life & Annuity Insurance Company	1,390	63	60	1,110	476	1,336

Total liabilities	4,355	7,078	66	1,566	635	4,047

NET ASSETS	$7,961,354	$1,047,366	$1,095,538	$18,347,859	$7,855,395	$21,734,448

NET ASSETS REPRESENTED BY:
Accumulation units	$7,944,946	$1,045,272	$1,095,538	$18,237,175	$7,839,732	$21,498,246
Contracts in payout phase	16,408	2,094		110,684	15,663	236,202

NET ASSETS	$7,961,354	$1,047,366	$1,095,538	$18,347,859	$7,855,395	$21,734,448

ACCUMULATION UNITS OUTSTANDING	482,507	62,915	139,779	599,128	310,921	1,114,096

UNIT VALUE (ACCUMULATION)	$16.47	$16.61	$7.84	$30.44	$25.21	$19.30

(1) Cost of investments:	$8,197,569	$1,209,857	$1,229,507	$17,971,575	$7,800,361	$19,415,780
Shares of investments:	295,135	65,678	67,339	544,043	263,567	769,305

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	DEUTSCHE CORE EQUITY VIP	DEUTSCHE GLOBAL SMALL CAP VIP	DEUTSCHE LARGE CAP VALUE VIP	DEUTSCHE SMALL CAP INDEX VIP	DEUTSCHE SMALL MID CAP GROWTH VIP	DEUTSCHE SMALL MID CAP VALUE VIP
ASSETS:
Investments at fair value (1)	$10,400,845	$422,922	$10,184,589	$17,677,789	$1,182,033	$5,141,919
Investment income due and accrued
Receivable for investments sold	546,637		1,047	71		16,750
Purchase payments receivable				1,098		2,146
Due from Great West Life & Annuity Insurance Company	10,021		1,286	43,452		1,737

Total assets	10,957,503	422,922	10,186,922	17,722,410	1,182,033	5,162,552

LIABILITIES:
Payable for investments purchased
Redemptions payable	546,637		1,047	1,169		18,896
Due to Great West Life & Annuity Insurance Company	665	25	609	1,092	153	308

Total liabilities	547,302	25	1,656	2,261	153	19,204

NET ASSETS	$10,410,201	$422,897	$10,185,266	$17,720,149	$1,181,880	$5,143,348

NET ASSETS REPRESENTED BY:
Accumulation units	$10,326,407	$422,897	$10,168,346	$17,531,014	$1,143,698	$5,123,527
Contracts in payout phase	83,794		16,920	189,135	38,182	19,821

NET ASSETS	$10,410,201	$422,897	$10,185,266	$17,720,149	$1,181,880	$5,143,348

ACCUMULATION UNITS OUTSTANDING	535,549	44,065	635,822	780,340	76,884	322,472

UNIT VALUE (ACCUMULATION)	$19.28	$9.60	$15.99	$22.47	$14.88	$15.89

(1) Cost of investments:	$7,819,354	$450,690	$9,739,698	$17,699,547	$1,209,867	$4,747,316
Shares of investments:	782,607	32,113	666,095	1,164,545	56,557	321,974

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	DFA VA US TARGETED VALUE PORTFOLIO	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	FEDERATED FUND FOR US GOVERNMENT SECURITIES II
ASSETS:
Investments at fair value (1)	$658,284	$2,128,344	$9,744,057	$3,943,914	$563,067	$37,739,119
Investment income due and accrued			40,071	11,445
Receivable for investments sold			173			3,033
Purchase payments receivable	14,696					446
Due from Great West Life & Annuity Insurance Company			11,368			35,168

Total assets	672,980	2,128,344	9,795,669	3,955,359	563,067	37,777,766

LIABILITIES:
Payable for investments purchased	14,696
Redemptions payable			173			3,479
Due to Great West Life & Annuity Insurance Company	27	4,951	626	628	33	2,396

Total liabilities	14,723	4,951	799	628	33	5,875

NET ASSETS	$658,257	$2,123,393	$9,794,870	$3,954,731	$563,034	$37,771,891

NET ASSETS REPRESENTED BY:
Accumulation units	$658,257	$2,101,893	$9,699,795	$3,903,223	$563,034	$37,204,679
Contracts in payout phase		21,500	95,075	51,508		567,212

NET ASSETS	$658,257	$2,123,393	$9,794,870	$3,954,731	$563,034	$37,771,891

ACCUMULATION UNITS OUTSTANDING	68,883	102,244	549,602	247,891	33,821	2,381,379

UNIT VALUE (ACCUMULATION)	$9.56	$20.56	$17.65	$15.75	$16.65	$15.62

(1) Cost of investments:	$760,207	$1,783,366	$9,528,146	$3,497,882	$390,161	$38,761,389
Shares of investments:	41,558	112,314	215,433	131,551	12,235	3,468,669

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	FEDERATED MANAGED TAIL RISK FUND II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND	GREAT-WEST SECURE- FOUNDATION BALANCED FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND
ASSETS:
Investments at fair value (1)	$2,111,124	$674,394	$3,536,252	$79,796,654	$5,863,294	$3,973,072
Investment income due and accrued
Receivable for investments sold			75		129
Purchase payments receivable				200,000	16
Due from Great West Life & Annuity Insurance Company		6,333	524		1,929

Total assets	2,111,124	680,727	3,536,851	79,996,654	5,865,368	3,973,072

LIABILITIES:
Payable for investments purchased				197,948
Redemptions payable			75	2,052	146
Due to Great West Life & Annuity Insurance Company	149	47	208	4,466	350	5,744

Total liabilities	149	47	283	204,466	496	5,744

NET ASSETS	$2,110,975	$680,680	$3,536,568	$79,792,188	$5,864,872	$3,967,328

NET ASSETS REPRESENTED BY:
Accumulation units	$2,075,743	$654,671	$3,534,467	$79,792,188	$5,828,711	$3,922,536
Contracts in payout phase	35,232	26,009	2,101		36,161	44,792

NET ASSETS	$2,110,975	$680,680	$3,536,568	$79,792,188	$5,864,872	$3,967,328

ACCUMULATION UNITS OUTSTANDING	120,061	32,766	242,751	7,901,182	353,900	137,716

UNIT VALUE (ACCUMULATION)	$17.29	$19.98	$14.56	$10.10	$16.47	$28.48

(1) Cost of investments:	$2,667,767	$644,328	$4,383,285	$84,376,616	$5,708,837	$2,946,664
Shares of investments:	413,946	72,594	200,014	6,573,036	333,711	117,408

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND
ASSETS:
Investments at fair value (1)	$10,787,782	$3,644,795	$12,808,938	$2,301,596	$2,477,673	$2,988,517
Investment income due and accrued
Receivable for investments sold	546	13	611
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company		6,620	40

Total assets	10,788,328	3,651,428	12,809,589	2,301,596	2,477,673	2,988,517

LIABILITIES:
Payable for investments purchased
Redemptions payable	546	13	611
Due to Great West Life & Annuity Insurance Company	2,187	236	772	1,521	150	1,734

Total liabilities	2,733	249	1,383	1,521	150	1,734

NET ASSETS	$10,785,595	$3,651,179	$12,808,206	$2,300,075	$2,477,523	$2,986,783

NET ASSETS REPRESENTED BY:
Accumulation units	$10,657,528	$3,625,790	$12,778,242	$2,298,494	$2,477,523	$2,970,895
Contracts in payout phase	128,067	25,389	29,964	1,581		15,888

NET ASSETS	$10,785,595	$3,651,179	$12,808,206	$2,300,075	$2,477,523	$2,986,783

ACCUMULATION UNITS OUTSTANDING	588,053	195,400	977,242	129,199	129,116	428,788

UNIT VALUE (ACCUMULATION)	$18.12	$18.56	$13.08	$17.79	$19.19	$6.93

(1) Cost of investments:	$11,942,346	$3,744,066	$12,794,017	$2,607,497	$3,098,833	$2,823,780
Shares of investments:	550,397	720,315	382,471	189,901	140,458	158,710

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	IVY FUNDS VIP INTERNATIONAL CORE EQUITY	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
ASSETS:
Investments at fair value (1)	$128,760	$11,739,511	$70,317,725	$18,121,244	$47,529,329	$8,178,952
Investment income due and accrued
Receivable for investments sold			22,276			301
Purchase payments receivable				97,926	58,813	57
Due from Great West Life & Annuity Insurance Company		2,620		5,420		12,621

Total assets	128,760	11,742,131	70,340,001	18,224,590	47,588,142	8,191,931

LIABILITIES:
Payable for investments purchased				96,184	54,555
Redemptions payable			22,276	1,742	4,257	358
Due to Great West Life & Annuity Insurance Company	6	665	78,483	1,073	23,231	550

Total liabilities	6	665	100,759	98,999	82,043	908

NET ASSETS	$128,754	$11,741,466	$70,239,242	$18,125,591	$47,506,099	$8,191,023

NET ASSETS REPRESENTED BY:
Accumulation units	$128,754	$11,724,460	$69,481,585	$17,824,038	$47,330,950	$8,105,273
Contracts in payout phase		17,006	757,657	301,553	175,149	85,750

NET ASSETS	$128,754	$11,741,466	$70,239,242	$18,125,591	$47,506,099	$8,191,023

ACCUMULATION UNITS OUTSTANDING	14,305	709,389	4,590,936	1,058,628	3,177,326	401,243

UNIT VALUE (ACCUMULATION)	$9.00	$16.53	$15.13	$16.84	$14.90	$20.20

(1) Cost of investments:	$128,644	$11,202,514	$67,911,440	$18,421,887	$49,483,437	$5,833,555
Shares of investments:	8,293	390,276	2,224,540	1,552,806	3,754,291	203,254

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
ASSETS:
Investments at fair value (1)	$314,530	$992,920	$7,549,135	$4,056,028	$1,796,954	$1,649,852
Investment income due and accrued
Receivable for investments sold			2	7	329
Purchase payments receivable		250,000
Due from Great West Life & Annuity Insurance Company			16,196	10,118		1,467

Total assets	314,530	1,242,920	7,565,333	4,066,153	1,797,283	1,651,319

LIABILITIES:
Payable for investments purchased		250,000
Redemptions payable			2	7	329
Due to Great West Life & Annuity Insurance Company	14	40	532	283	1,523	92

Total liabilities	14	250,041	534	290	1,852	92

NET ASSETS	$314,516	$992,879	$7,564,799	$4,065,863	$1,795,431	$1,651,227

NET ASSETS REPRESENTED BY:
Accumulation units	$314,516	$992,879	$7,488,946	$4,014,849	$1,768,209	$1,632,736
Contracts in payout phase			75,853	51,014	27,222	18,491

NET ASSETS	$314,516	$992,879	$7,564,799	$4,065,863	$1,795,431	$1,651,227

ACCUMULATION UNITS OUTSTANDING	28,003	86,263	250,844	183,397	211,991	84,714

UNIT VALUE (ACCUMULATION)	$11.23	$11.51	$29.85	$21.89	$8.34	$19.27

(1) Cost of investments:	$326,609	$996,240	$6,207,721	$5,937,836	$2,367,702	$1,603,825
Shares of investments:	41,223	128,119	244,784	140,834	64,546	80,246

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS INTERNATIONAL VALUE PORTFOLIO	MFS UTILITIES SERIES	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO
ASSETS:
Investments at fair value (1)	$11,427,687	$20,222,870	$25,540,748	$5,542,605	$789,047	$52,240
Investment income due and accrued
Receivable for investments sold				185
Purchase payments receivable	3,968	310	254,209
Due from Great West Life & Annuity Insurance Company	2,472	25,819	3,102		1,486

Total assets	11,434,127	20,248,999	25,798,059	5,542,790	790,533	52,240

LIABILITIES:
Payable for investments purchased	3,838	22	253,932
Redemptions payable	130	288	277	185
Due to Great West Life & Annuity Insurance Company	682	1,287	1,498	5,810	45	2

Total liabilities	4,650	1,597	255,707	5,995	45	2

NET ASSETS	$11,429,477	$20,247,402	$25,542,352	$5,536,795	$790,488	$52,238

NET ASSETS REPRESENTED BY:
Accumulation units	$11,373,889	$19,947,742	$25,455,074	$5,500,843	$765,916	$52,238
Contracts in payout phase	55,588	299,660	87,278	35,952	24,572

NET ASSETS	$11,429,477	$20,247,402	$25,542,352	$5,536,795	$790,488	$52,238

ACCUMULATION UNITS OUTSTANDING	950,180	692,182	1,390,751	446,809	55,749	5,398

UNIT VALUE (ACCUMULATION)	$11.97	$28.82	$18.30	$12.31	$13.74	$9.68

(1) Cost of investments:	$15,294,407	$19,127,666	$23,361,969	$7,063,310	$834,424	$52,579
Shares of investments:	727,878	492,496	1,154,123	220,382	44,378	2,425

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL FUND/VA	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	OPPENHIEMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO
ASSETS:
Investments at fair value (1)	$14,506,771	$30,254,833	$1,669,372	$14,411,458	$375,838	$25,696,428
Investment income due and accrued						141,345
Receivable for investments sold	43,503	1,799
Purchase payments receivable	1,692	61	250,947	45,343		6,739
Due from Great West Life & Annuity Insurance Company	34,374	30,987				1,829

Total assets	14,586,340	30,287,680	1,920,319	14,456,801	375,838	25,846,341

LIABILITIES:
Payable for investments purchased			250,947	45,343		3,609
Redemptions payable	45,195	1,860				3,130
Due to Great West Life & Annuity Insurance Company	880	1,855	80	1,280	19	1,530

Total liabilities	46,075	3,715	251,027	46,623	19	8,269

NET ASSETS	$14,540,265	$30,283,965	$1,669,292	$14,410,178	$375,819	$25,838,072

NET ASSETS REPRESENTED BY:
Accumulation units	$14,377,688	$30,083,270	$1,669,292	$14,381,870	$375,819	$25,662,094
Contracts in payout phase	162,577	200,695		28,308		175,978

NET ASSETS	$14,540,265	$30,283,965	$1,669,292	$14,410,178	$375,819	$25,838,072

ACCUMULATION UNITS OUTSTANDING	558,363	1,244,262	162,288	804,474	68,776	1,249,755

UNIT VALUE (ACCUMULATION)	$25.75	$24.18	$10.29	$17.88	$5.46	$20.53

(1) Cost of investments:	$14,393,925	$27,012,871	$1,841,256	$14,511,531	$477,028	$28,310,543
Shares of investments:	650,236	796,180	78,301	6,550,663	54,390	3,539,453

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO
ASSETS:
Investments at fair value (1)	$73,782,722	$790,963	$103,822,012	$165,853	$3,114,143	$2,333,500
Investment income due and accrued	108,114	117	272,015
Receivable for investments sold	14,878				506
Purchase payments receivable	1,416		29,660
Due from Great West Life & Annuity Insurance Company	7,586				602	5,556

Total assets	73,914,716	791,080	104,123,687	165,853	3,115,251	2,339,056

LIABILITIES:
Payable for investments purchased			10,454
Redemptions payable	16,294		19,206		506
Due to Great West Life & Annuity Insurance Company	4,454	37	62,128	9	206	153

Total liabilities	20,748	37	91,788	9	712	153

NET ASSETS	$73,893,968	$791,043	$104,031,899	$165,844	$3,114,539	$2,338,903

NET ASSETS REPRESENTED BY:
Accumulation units	$72,889,844	$791,043	$103,261,920	$165,844	$3,112,122	$2,311,833
Contracts in payout phase	1,004,124		769,979		2,417	27,070

NET ASSETS	$73,893,968	$791,043	$104,031,899	$165,844	$3,114,539	$2,338,903

ACCUMULATION UNITS OUTSTANDING	5,585,491	84,547	6,795,271	31,818	156,100	155,421

UNIT VALUE (ACCUMULATION)	$13.05	$9.36	$15.20	$5.21	$19.94	$14.87

(1) Cost of investments:	$76,101,572	$848,647	$110,409,372	$274,993	$3,407,683	$2,677,159
Shares of investments:	7,198,314	66,300	9,813,045	11,027	157,678	124,786

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL HEALTH CARE FUND
ASSETS:
Investments at fair value (1)	$4,743,558	$1,652,561	$878,768	$12,194,926	$11,899,061	$11,721,966
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable				170		373
Due from Great West Life & Annuity Insurance Company	8,318	579	901		22,848	1,952

Total assets	4,751,876	1,653,140	879,669	12,195,096	11,921,909	11,724,291

LIABILITIES:
Payable for investments purchased				18		373
Redemptions payable				152
Due to Great West Life & Annuity Insurance Company	325	108	49	4,094	745	748

Total liabilities	325	108	49	4,264	745	1,121

NET ASSETS	$4,751,551	$1,653,032	$879,620	$12,190,832	$11,921,164	$11,723,170

NET ASSETS REPRESENTED BY:
Accumulation units	$4,740,295	$1,645,519	$878,493	$12,145,428	$11,813,981	$11,567,581
Contracts in payout phase	11,256	7,513	1,127	45,404	107,183	155,589

NET ASSETS	$4,751,551	$1,653,032	$879,620	$12,190,832	$11,921,164	$11,723,170

ACCUMULATION UNITS OUTSTANDING	214,690	80,190	108,314	1,136,361	721,833	602,544

UNIT VALUE (ACCUMULATION)	$22.08	$20.52	$8.11	$10.69	$16.37	$19.20

(1) Cost of investments:	$4,886,569	$1,283,723	$1,474,979	$12,472,282	$11,028,758	$11,193,155
Shares of investments:	181,676	41,922	41,866	1,254,622	552,161	583,473

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT INVESTORS FUND	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MONEY MARKET PORTFOLIO
ASSETS:
Investments at fair value (1)	$288,262	$162,590	$771,504	$4,264,652	$28,868,579	$100,628,126
Investment income due and accrued						1,213
Receivable for investments sold
Purchase payments receivable						1,335,981
Due from Great West Life & Annuity Insurance Company				514

Total assets	288,262	162,590	771,504	4,265,166	28,868,579	101,965,320

LIABILITIES:
Payable for investments purchased						241,118
Redemptions payable						1,094,862
Due to Great West Life & Annuity Insurance Company	14	8	46	261	1,772	460,343

Total liabilities	14	8	46	261	1,772	1,796,323

NET ASSETS	$288,248	$162,582	$771,458	$4,264,905	$28,866,807	$100,168,997

NET ASSETS REPRESENTED BY:
Accumulation units	$288,248	$162,582	$771,458	$4,262,841	$28,327,566	$98,493,451
Contracts in payout phase				2,064	539,241	1,675,546

NET ASSETS	$288,248	$162,582	$771,458	$4,264,905	$28,866,807	$100,168,997

ACCUMULATION UNITS OUTSTANDING	29,910	18,230	72,124	218,308	1,353,789	8,804,060

UNIT VALUE (ACCUMULATION)	$9.64	$8.92	$10.70	$19.53	$20.92	$11.19

(1) Cost of investments:	$293,925	$168,197	$794,097	$5,988,635	$24,715,214	$100,628,126
Shares of investments:	25,533	16,814	45,950	515,677	1,562,153	100,628,126

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
ASSETS:
Investments at fair value (1)	$232,330,680	$12,367,618	$8,571,411	$3,308,749	$513,597	$4,467,900
Investment income due and accrued
Receivable for investments sold			551
Purchase payments receivable	607,678	1,564
Due from Great West Life & Annuity Insurance Company	69,906		2,822	989

Total assets	233,008,264	12,369,182	8,574,784	3,309,738	513,597	4,467,900

LIABILITIES:
Payable for investments purchased	602,507	1,564
Redemptions payable	5,171		551
Due to Great West Life & Annuity Insurance Company	14,063	13,704	505	199	22	278

Total liabilities	621,741	15,268	1,056	199	22	278

NET ASSETS	$232,386,523	$12,353,914	$8,573,728	$3,309,539	$513,575	$4,467,622

NET ASSETS REPRESENTED BY:
Accumulation units	$229,876,671	$12,317,117	$8,559,124	$3,308,301	$513,575	$4,467,622
Contracts in payout phase	2,509,852	36,797	14,604	1,238

NET ASSETS	$232,386,523	$12,353,914	$8,573,728	$3,309,539	$513,575	$4,467,622

ACCUMULATION UNITS OUTSTANDING	11,353,464	1,047,596	385,477	160,467	37,342	318,308

UNIT VALUE (ACCUMULATION)	$20.25	$11.76	$22.20	$20.62	$13.75	$14.04

(1) Cost of investments:	$176,118,089	$13,218,167	$9,811,860	$4,203,553	$551,319	$4,703,589
Shares of investments:	7,721,192	1,318,509	554,425	272,549	13,176	118,606

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO	TOUCHSTONE VST MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL HARD ASSETS FUND
ASSETS:
Investments at fair value (1)	$6,676,814	$7,425,969	$2,603,553	$3,343,819	$7,996,334	$2,572,623
Investment income due and accrued
Receivable for investments sold			236		185
Purchase payments receivable	48	274				188
Due from Great West Life & Annuity Insurance Company	10,854	483	1,992	552	2,832

Total assets	6,687,716	7,426,726	2,605,781	3,344,371	7,999,351	2,572,811

LIABILITIES:
Payable for investments purchased	48	166				188
Redemptions payable		109	236		185
Due to Great West Life & Annuity Insurance Company	391	402	152	193	562	445

Total liabilities	439	677	388	193	747	633

NET ASSETS	$6,687,277	$7,426,049	$2,605,393	$3,344,178	$7,998,604	$2,572,178

NET ASSETS REPRESENTED BY:
Accumulation units	$6,627,816	$7,409,805	$2,588,892	$3,341,963	$7,910,610	$2,568,104
Contracts in payout phase	59,461	16,244	16,501	2,215	87,994	4,074

NET ASSETS	$6,687,277	$7,426,049	$2,605,393	$3,344,178	$7,998,604	$2,572,178

ACCUMULATION UNITS OUTSTANDING	626,113	780,108	265,149	139,611	169,577	318,506

UNIT VALUE (ACCUMULATION)	$10.59	$9.50	$9.76	$23.94	$46.65	$8.06

(1) Cost of investments:	$7,940,945	$8,236,484	$2,211,028	$3,169,660	$6,971,177	$4,259,521
Shares of investments:	505,819	469,998	176,632	186,285	394,297	157,347

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
ASSETS:
Investments at fair value (1)	$6,741,797	$1,608,205	$665,758	$1,425,429	$1,341,087	$623,616
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable		22,416	15,725	12,700	14,627	6,905
Due from Great West Life & Annuity Insurance Company	1,975

Total assets	6,743,772	1,630,621	681,483	1,438,129	1,355,714	630,521

LIABILITIES:
Payable for investments purchased		22,416	15,725	12,700	14,627	6,905
Redemptions payable
Due to Great West Life & Annuity Insurance Company	413	73	31	68	61	31

Total liabilities	413	22,489	15,756	12,768	14,688	6,936

NET ASSETS	$6,743,359	$1,608,132	$665,727	$1,425,361	$1,341,026	$623,585

NET ASSETS REPRESENTED BY:
Accumulation units	$6,704,521	$1,608,132	$665,727	$1,425,361	$1,341,026	$623,585
Contracts in payout phase	38,838

NET ASSETS	$6,743,359	$1,608,132	$665,727	$1,425,361	$1,341,026	$623,585

ACCUMULATION UNITS OUTSTANDING	666,482	143,126	66,252	134,465	117,685	59,667

UNIT VALUE (ACCUMULATION)	$10.06	$11.24	$10.05	$10.60	$11.40	$10.45

(1) Cost of investments:	$8,931,924	$1,604,731	$695,250	$1,498,703	$1,343,345	$662,321
Shares of investments:	883,591	60,368	40,227	68,662	97,392	29,996

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	INVESTMENT DIVISIONS
	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
ASSETS:
Investments at fair value (1)	$6,633,741	$826,731	$5,977,099	$1,679,273
Investment income due and accrued	1
Receivable for investments sold	132
Purchase payments receivable	8
Due from Great West Life & Annuity Insurance Company	3,547		58,925

Total assets	6,637,429	826,731	6,036,024	1,679,273

LIABILITIES:
Payable for investments purchased
Redemptions payable	139
Due to Great West Life & Annuity Insurance Company	390	49	363	642

Total liabilities	529	49	363	642

NET ASSETS	$6,636,900	$826,682	$6,035,661	$1,678,631

NET ASSETS REPRESENTED BY:
Accumulation units	$6,593,702	$826,682	$5,875,902	$1,650,278
Contracts in payout phase	43,198		159,759	28,353

NET ASSETS	$6,636,900	$826,682	$6,035,661	$1,678,631

ACCUMULATION UNITS OUTSTANDING	323,865	77,211	281,851	99,392

UNIT VALUE (ACCUMULATION)	$20.36	$10.71	$20.85	$16.60

(1) Cost of investments:	$7,692,922	$924,661	$5,351,180	$1,583,397
Shares of investments:	255,242	36,678	238,607	168,941

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS GROWTH PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO
INVESTMENT INCOME:
Dividends	$97,974	$		$43,402	$89,094	$306,484	$45,709

EXPENSES:
Mortality and expense risk	48,235		14,915	94,377	27,098	138,224	44,766

NET INVESTMENT INCOME (LOSS)	49,739		(14,915)	(50,975)	61,996	168,260	943

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	300,462		232,550	575,313	88,522	(1,318,855)	(40,736)
Realized gain on distributions			434,418			1,656,534	929,077

Net realized gain (loss) on investments	300,462		666,968	575,313	88,522	337,679	888,341

Change in net unrealized appreciation (depreciation) on investments	(292,484)		(512,878)	(768,198)	(68,806)	(596,442)	(1,243,482)

Net realized and unrealized gain (loss) on investments	7,978		154,090	(192,885)	19,716	(258,763)	(355,141)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,717		$139,175	$(243,860)	$81,712	$(90,503)	$(354,198)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
		(1)
INVESTMENT INCOME:
Dividends	$16,097	$135	$		$		$318,533	$110,281

EXPENSES:
Mortality and expense risk	5,439	238		207,637		43,610	129,919	37,302

NET INVESTMENT INCOME (LOSS)	10,658	(103)		(207,637)		(43,610)	188,614	72,979

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	4,293	(10)		1,254,049		749,729	288,093	345,557
Realized gain on distributions		17,853		2,842,615			1,722,027	438,010

Net realized gain (loss) on investments	4,293	17,843		4,096,664		749,729	2,010,120	783,567

Change in net unrealized appreciation (depreciation) on investments	(8,348)	(13,985)		(3,787,980)		(812,563)	(2,790,035)	(1,181,941)

Net realized and unrealized gain (loss) on investments	(4,055)	3,858		308,684		(62,834)	(779,915)	(398,374)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,603	$3,755		$101,047		$(106,444)	$(591,301)	$(325,395)

	(1) For the period July 6, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND	BLACKROCK GLOBAL ALLOCATION VI FUND		COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II
INVESTMENT INCOME:
Dividends	$17,573	$120,031	$533,967	$6,106	$45,670	$

EXPENSES:
Mortality and expense risk	37,539	58,617	186,933	1,994	22,131		14,408

NET INVESTMENT INCOME (LOSS)	(19,966)	61,414	347,034	4,112	23,539		(14,408)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	69,179	502,095	3,144,540	92	(52,627)		63,731
Realized gain on distributions		371,473		30,030	215,797		362,296

Net realized gain (loss) on investments	69,179	873,568	3,144,540	30,122	163,170		426,027

Change in net unrealized appreciation (depreciation) on investments	(64,132)	(1,100,294)	(4,598,228)	(17,880)	(291,648)		(391,370)

Net realized and unrealized gain (loss) on investments	5,047	(226,726)	(1,453,688)	12,242	(128,478)		34,657

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,919)	$(165,312)	$(1,106,654)	$16,354	$(104,939)		$20,249

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DEUTSCHE CAPITAL GROWTH VIP
INVESTMENT INCOME:
Dividends	$		$6,448	$4,557	$151,069	$26,312	$133,869

EXPENSES:
Mortality and expense risk		56,209	7,715	5,055	151,653	51,963	147,372

NET INVESTMENT INCOME (LOSS)		(56,209)	(1,267)	(498)	(584)	(25,651)	(13,503)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		533,356	(14,494)	(41,066)	1,162,855	154,501	721,774
Realized gain on distributions		1,181,773	74,408	10,699	2,196,350	564,385	2,478,143

Net realized gain (loss) on investments		1,715,129	59,914	(30,367)	3,359,205	718,886	3,199,917

Change in net unrealized appreciation (depreciation) on investments		(1,112,707)	(138,654)	(97,775)	(4,806,324)	(238,249)	(1,874,018)

Net realized and unrealized gain (loss) on investments		602,422	(78,740)	(128,142)	(1,447,119)	480,637	1,325,899

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$546,213	$(80,007)	$(128,640)	$(1,447,703)	$454,986	$1,312,396

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	DEUTSCHE CORE EQUITY VIP	DEUTSCHE GLOBAL SMALL CAP VIP	DEUTSCHE LARGE CAP VALUE VIP	DEUTSCHE SMALL CAP INDEX VIP		DEUTSCHE SMALL MID CAP GROWTH VIP	DEUTSCHE SMALL MID CAP VALUE VIP
INVESTMENT INCOME:
Dividends	$80,233	$1,776	$198,263	$194,369	$		$16,123

EXPENSES:
Mortality and expense risk	74,738	2,035	91,807	139,192		7,069	39,239

NET INVESTMENT INCOME (LOSS)	5,495	(259)	106,456	55,177		(7,069)	(23,116)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	479,623	(2,104)	1,200,905	739,882		91,877	291,698
Realized gain on distributions	21,736	19,346	599,971	1,399,844		58,122	463,135

Net realized gain (loss) on investments	501,359	17,242	1,800,876	2,139,726		149,999	754,833

Change in net unrealized appreciation (depreciation) on investments	(95,218)	(29,287)	(2,653,947)	(3,170,446)		(235,047)	(864,958)

Net realized and unrealized gain (loss) on investments	406,141	(12,045)	(853,071)	(1,030,720)		(85,048)	(110,125)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$411,636	$(12,304)	$(746,615)	$(975,543)		$(92,117)	$(133,241)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	DFA VA US TARGETED VALUE PORTFOLIO	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO		DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO	FEDERATED FUND FOR US GOVERNMENT SECURITIES II
INVESTMENT INCOME:
Dividends	$8,760	$12,014	$191,823	$33,237	$		$1,041,019

EXPENSES:
Mortality and expense risk	2,899	15,185	89,114	28,870		4,236	292,551

NET INVESTMENT INCOME (LOSS)	5,861	(3,171)	102,709	4,367		(4,236)	748,468

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(10,049)	109,400	777,069	244,298		42,695	(183,029)
Realized gain on distributions	45,452	313,604	575,993	327,819		9,767

Net realized gain (loss) on investments	35,403	423,004	1,353,062	572,117		52,462	(183,029)

Change in net unrealized appreciation (depreciation) on investments	(95,164)	(486,250)	(1,778,975)	(541,587)		(64,063)	(668,113)

Net realized and unrealized gain (loss) on investments	(59,761)	(63,246)	(425,913)	30,530		(11,601)	(851,142)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(53,900)	$(66,417)	$(323,204)	$34,897		$(15,837)	$(102,674)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	FEDERATED MANAGED TAIL RISK FUND II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND	GREAT-WEST SECURE- FOUNDATION BALANCED FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND
INVESTMENT INCOME:
Dividends	$39,405	$31,985	$27,423	$1,230,593	$124,171	$48,567

EXPENSES:
Mortality and expense risk	19,790	6,327	29,672	374,099	48,786	36,599

NET INVESTMENT INCOME (LOSS)	19,615	25,658	(2,249)	856,494	75,385	11,968

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(56,604)	2,595	22,410	(64,559)	783,395	103,258
Realized gain on distributions	3,302	3,430	630,691	1,886,903	17,581	444,146

Net realized gain (loss) on investments	(53,302)	6,025	653,101	1,822,344	800,976	547,404

Change in net unrealized appreciation (depreciation) on investments	(135,594)	(94,466)	(982,768)	(4,248,331)	(1,252,250)	(845,171)

Net realized and unrealized gain (loss) on investments	(188,896)	(88,441)	(329,667)	(2,425,987)	(451,274)	(297,767)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(169,281)	$(62,783)	$(331,916)	$(1,569,493)	$(375,889)	$(285,799)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
INVESTMENT INCOME:
Dividends	$339,739	$207,905	$199,781	$8,916	$		$

EXPENSES:
Mortality and expense risk	86,115	29,082	97,912	19,711		18,899		18,711

NET INVESTMENT INCOME (LOSS)	253,624	178,823	101,869	(10,795)		(18,899)		(18,711)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	583,093	48,997	560,618	47,737		(33,539)		92,634
Realized gain on distributions	1,765,513			239,425		544,652		244,114

Net realized gain (loss) on investments	2,348,606	48,997	560,618	287,162		511,113		336,748

Change in net unrealized appreciation (depreciation) on investments	(3,049,094)	(392,810)	(1,193,082)	(381,289)		(652,840)		(180,797)

Net realized and unrealized gain (loss) on investments	(700,488)	(343,813)	(632,464)	(94,127)		(141,727)		155,951

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(446,864)	$(164,990)	$(530,595)	$(104,922)		$(160,626)		$137,240

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

		IVY FUNDS VIP INTERNATIONAL CORE EQUITY	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
		(1)
INVESTMENT INCOME:
Dividends	$		$209,939	$1,163,599	$415,747	$980,935	$58,366

EXPENSES:
Mortality and expense risk		140	75,673	517,166	130,505	374,980	71,380

NET INVESTMENT INCOME (LOSS)		(140)	134,266	646,433	285,242	605,955	(13,014)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares			43,056	1,590,844	76,202	(372,497)	460,556
Realized gain on distributions			339,781	2,099,109	81,670	219,246

Net realized gain (loss) on investments			382,837	3,689,953	157,872	(153,251)	460,556

Change in net unrealized appreciation (depreciation) on investments		116	(555,729)	(4,436,722)	(552,512)	(821,602)	(741,124)

Net realized and unrealized gain (loss) on investments		116	(172,892)	(746,769)	(394,640)	(974,853)	(280,568)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(24)	$(38,626)	$(100,336)	$(109,398)	$(368,898)	$(293,582)

	(1) For the period September 17, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
	(1)
INVESTMENT INCOME:
Dividends	$792	$2,610	$49,171	$27,020	$10,563	$1,871
EXPENSES:
Mortality and expense risk	705	3,122	66,530	39,128	17,711	9,969

NET INVESTMENT INCOME (LOSS)	87	(512)	(17,359)	(12,108)	(7,148)	(8,098)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(62)	(34,784)	161,790	(411,216)	(86,542)	25,861
Realized gain on distributions	13,050	42,997	1,411,011	133,138	64,235	132,100

Net realized gain (loss) on investments	12,988	8,213	1,572,801	(278,078)	(22,307)	157,961

Change in net unrealized appreciation (depreciation) on investments	(12,079)	(19,968)	(1,209,562)	(135,945)	(192,117)	(251,404)

Net realized and unrealized gain (loss) on investments	909	(11,755)	363,239	(414,023)	(214,424)	(93,443)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$996	$(12,267)	$345,880	$(426,131)	$(221,572)	$(101,541)

	(1) For the period February 3, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND	MFS INTERNATIONAL VALUE PORTFOLIO	MFS UTILITIES SERIES	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO
								(1)
INVESTMENT INCOME:
Dividends	$150,794	$		$446,503	$258,527	$3,345	$

EXPENSES:
Mortality and expense risk	101,214		170,961	173,192	57,745	4,460		15

NET INVESTMENT INCOME (LOSS)	49,580		(170,961)	273,311	200,782	(1,115)		(15)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(556,740)		1,477,127	1,060,802	212,099	41,336
Realized gain on distributions	37,421		1,735,789	255,495	453,744	18,190

Net realized gain (loss) on investments	(519,319)		3,212,916	1,316,297	665,843	59,526		0

Change in net unrealized appreciation (depreciation) on investments	(2,603,702)		(4,251,475)	(492,210)	(1,937,373)	(148,457)		(339)

Net realized and unrealized gain (loss) on investments	(3,123,021)		(1,038,559)	824,087	(1,271,530)	(88,931)		(339)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,073,441)		$(1,209,520)	$1,097,398	$(1,070,748)	$(90,046)		$(354)

	(1) For the period December 11, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL FUND/VA	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	OPPENHIEMER INTERNATIONAL GROWTH FUND/VA	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO
INVESTMENT INCOME:
Dividends	$134,885	$416,570	$6,836	$161,199	$11,802	$1,752,132

EXPENSES:
Mortality and expense risk	114,853	233,517	5,992	97,325	2,243	242,434

NET INVESTMENT INCOME (LOSS)	20,032	183,053	844	63,874	9,559	1,509,698

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	648,971	2,345,026	(48,133)	340,134	(54,988)	(525,945)
Realized gain on distributions	1,078,454	2,076,766	112,831	983,888		427,955

Net realized gain (loss) on investments	1,727,425	4,421,792	64,698	1,324,022	(54,988)	(97,990)

Change in net unrealized appreciation (depreciation) on investments	(2,298,929)	(3,721,961)	(174,709)	(1,016,491)	(64,594)	(1,950,136)

Net realized and unrealized gain (loss) on investments	(571,504)	699,831	(110,011)	307,531	(119,582)	(2,048,126)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(551,472)	$882,884	$(109,167)	$371,405	$(110,023)	$(538,428)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO
INVESTMENT INCOME:
Dividends	$2,586,080	$32,992	$5,280,284	$7,601	$36,367	$17,372

EXPENSES:
Mortality and expense risk	555,420	2,905	771,887	1,378	27,020	23,378

NET INVESTMENT INCOME (LOSS)	2,030,660	30,087	4,508,397	6,223	9,347	(6,006)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	193,260	(564)	(333,481)	(4,786)	80,214	55,460
Realized gain on distributions			1,116,180	28,382	888,529	360,472

Net realized gain (loss) on investments	193,260	(564)	782,699	23,596	968,743	415,932

Change in net unrealized appreciation (depreciation) on investments	(2,516,697)	(54,204)	(5,520,132)	(61,771)	(1,005,652)	(641,223)

Net realized and unrealized gain (loss) on investments	(2,323,437)	(54,768)	(4,737,433)	(38,175)	(36,909)	(225,291)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(292,777)	$(24,681)	$(229,036)	$(31,952)	$(27,562)	$(231,297)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

		INVESTMENT DIVISIONS

		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL HEALTH CARE FUND
INVESTMENT INCOME:
Dividends	$		$		$		$258,695	$195,554	$

EXPENSES:
Mortality and expense risk		41,536		13,796		8,814	94,762	92,587		110,531

NET INVESTMENT INCOME (LOSS)		(41,536)		(13,796)		(8,814)	163,933	102,967		(110,531)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		75,091		111,158		(136,344)	(79,175)	639,621		1,158,586
Realized gain on distributions		557,546								1,172,838

Net realized gain (loss) on investments		632,637		111,158		(136,344)	(79,175)	639,621		2,331,424

Change in net unrealized appreciation (depreciation) on investments		(542,988)		(72,899)		(279,159)	(299,401)	(1,237,067)		(1,498,777)

Net realized and unrealized gain (loss) on investments		89,649		38,259		(415,503)	(378,576)	(597,446)		832,647

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$48,113		$24,463		$(424,317)	$(214,643)	$(494,479)		$722,116

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

		INVESTMENT DIVISIONS

		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT INVESTORS FUND	ROYCE CAPITAL FUND-SMALL- CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MONEY MARKET PORTFOLIO
		(1)		(2)
INVESTMENT INCOME:
Dividends	$		$		$12,196	$17,677	$475,085	$9,823

EXPENSES:
Mortality and expense risk		651		170	5,706	39,805	226,894	664,993

NET INVESTMENT INCOME (LOSS)		(651)		(170)	6,490	(22,128)	248,191	(655,170)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(65)		(6)	20,944	192,088	1,853,696
Realized gain on distributions						1,028,449	759,454

Net realized gain (loss) on investments		(65)		(6)	20,944	1,220,537	2,613,150	0

Change in net unrealized appreciation (depreciation) on investments		(5,663)		(5,607)	(48,241)	(1,859,884)	(3,366,324)

Net realized and unrealized gain (loss) on investments		(5,728)		(5,613)	(27,297)	(639,347)	(753,174)	0

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(6,379)		$(5,783)	$(20,807)	$(661,475)	$(504,983)	$(655,170)

	(1) For the period July 14, 2015 to December 31, 2015. (2) For the period July 6, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND		SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
INVESTMENT INCOME:
Dividends	$3,478,721	$409,554	$240,150	$		$		$

EXPENSES:
Mortality and expense risk	1,663,432	96,310	64,034		22,465		2,314		38,022

NET INVESTMENT INCOME (LOSS)	1,815,289	313,244	176,116		(22,465)		(2,314)		(38,022)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	11,355,421	(92,158)	329,084		7,602		10,019		306,997
Realized gain on distributions			874,491		534,338		38,491		345,489

Net realized gain (loss) on investments	11,355,421	(92,158)	1,203,575		541,940		48,510		652,486

Change in net unrealized appreciation (depreciation) on investments	(12,227,770)	(494,025)	(1,412,434)		(600,546)		(36,907)		(210,565)

Net realized and unrealized gain (loss) on investments	(872,349)	(586,183)	(208,859)		(58,606)		11,603		441,921

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$942,940	$(272,939)	$(32,743)		$(81,071)		$9,289		$403,899

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO		TOUCHSTONE VST MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL HARD ASSETS FUND
INVESTMENT INCOME:
Dividends	$235,415	$492,890	$100,252	$		$110,205	$1,082

EXPENSES:
Mortality and expense risk	52,093	43,128	21,272		23,014	70,283	23,559

NET INVESTMENT INCOME (LOSS)	183,322	449,762	78,980		(23,014)	39,922	(22,477)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	163,108	(91,268)	104,779		66,965	752,673	(403,768)
Realized gain on distributions	240,449	32,013			184,814

Net realized gain (loss) on investments	403,557	(59,255)	104,779		251,779	752,673	(403,768)

Change in net unrealized appreciation (depreciation) on investments	(1,122,254)	(731,701)	(470,920)		(205,175)	(711,105)	(784,782)

Net realized and unrealized gain (loss) on investments	(718,697)	(790,956)	(366,141)		46,604	41,568	(1,188,550)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(535,375)	$(341,194)	$(287,161)		$23,590	$81,490	$(1,211,027)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
INVESTMENT INCOME:
Dividends	$578,021	$5,745	$5,676	$7,114	$13,838	$424

EXPENSES:
Mortality and expense risk	62,387	5,841	1,901	5,334	5,164	1,850

NET INVESTMENT INCOME (LOSS)	515,634	(96)	3,775	1,780	8,674	(1,426)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,134,734)	(11,179)	(128)	(2,343)	5,312	(683)
Realized gain on distributions		17,370	14,665	31,878	26,187	13,486

Net realized gain (loss) on investments	(1,134,734)	6,191	14,537	29,535	31,499	12,803

Change in net unrealized appreciation (depreciation) on investments	(610,617)	4,011	(30,271)	(87,435)	(19,448)	(47,270)

Net realized and unrealized gain (loss) on investments	(1,745,351)	10,202	(15,734)	(57,900)	12,051	(34,467)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,229,717)	$10,106	$(11,959)	$(56,120)	$20,725	$(35,893)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2015

		INVESTMENT DIVISIONS

		WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
INVESTMENT INCOME:
Dividends	$		$		$8,585	$4,504

EXPENSES:
Mortality and expense risk		50,919		5,354	48,823	15,596

NET INVESTMENT INCOME (LOSS)		(50,919)		(5,354)	(40,238)	(11,092)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		224,228		(10,519)	558,993	(16,356)
Realized gain on distributions		1,068,264		129,073	687,298

Net realized gain (loss) on investments		1,292,492		118,554	1,246,291	(16,356)

Change in net unrealized appreciation (depreciation) on investments		(1,497,687)		(99,158)	(1,427,808)	(194,286)

Net realized and unrealized gain (loss) on investments		(205,195)		19,396	(181,517)	(210,642)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$	(256,114)		$14,042	$(221,755)	$(221,734)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS GROWTH PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$49,739	$40,626	$(14,915)	$(9,811)	$(50,975)	$(105,958)
Net realized gain (loss) on investments	300,462	281,969	666,968	56,753	575,313	441,224
Change in net unrealized appreciation (depreciation)
on investments	(292,484)	216,356	(512,878)	116,013	(768,198)	(635,399)

Increase (decrease) in net assets resulting from operations	57,717	538,951	139,175	162,955	(243,860)	(300,133)

CONTRACT TRANSACTIONS:
Purchase payments received	322,694	482,284	233,556	43,417	90,315	346,167
Transfers for contract benefits and terminations	(384,153)	(454,195)	(60,031)	(24,923)	(697,265)	(669,802)
Net transfers	(62,279)	(144,076)	448,843	120,087	(2,401,510)	67,735
Contract charges	(38)	(43)		(8)	(143)	(206)
Adjustments to net assets allocated to contracts
in payout phase	(3,131)	1,485			3,929	19,043

Increase (decrease) in net assets resulting from contract transactions	(126,907)	(114,545)	622,368	138,573	(3,004,674)	(237,063)

Total increase (decrease) in net assets	(69,190)	424,406	761,543	301,528	(3,248,534)	(537,196)

NET ASSETS:
Beginning of period	6,889,135	6,464,729	1,627,235	1,325,707	13,823,760	14,360,956

End of period	$6,819,945	$6,889,135	$2,388,778	$1,627,235	$10,575,226	$13,823,760

CHANGES IN UNITS OUTSTANDING:
Units issued	85,765	59,391	85,422	11,115	63,568	132,541
Units redeemed	(67,897)	(42,387)	(40,347)	(3,918)	(253,363)	(146,525)

Net increase (decrease)	17,868	17,004	45,075	7,197	(189,795)	(13,984)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS
	AB VPS INTERNATIONAL VALUE PORTFOLIO		AB VPS REAL ESTATE INVESTMENT PORTFOLIO		AB VPS SMALL/MID CAP VALUE PORTFOLIO
	2015	2014	2015	2014	2015	2014
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$61,996	$117,625	$168,260	$400,690	$943	$(2,290)
Net realized gain (loss) on investments	88,522	194,010	337,679	4,601,520	888,341	1,140,484
Change in net unrealized appreciation (depreciation) on investments	(68,806)	(593,232)	(596,442)	(1,033,361)	(1,243,482)	(635,908)

Increase (decrease) in net assets resulting from operations	81,712	(281,597)	(90,503)	3,968,849	(354,198)	502,286

CONTRACT TRANSACTIONS:
Purchase payments received			835,039	714,160	280,294	126,747
Transfers for contract benefits and terminations	(166,343)	(429,775)	(1,660,197)	(943,532)	(367,775)	(456,025)
Net transfers	(282,681)	(229,343)	(288,630)	505,128	(289,331)	(734,138)
Contract charges	(30)	(64)			(88)	(122)
Adjustments to net assets allocated to contracts in payout phase	224	392	52,781	49,685	547

Increase (decrease) in net assets resulting from contract transactions	(448,830)	(658,790)	(1,061,007)	325,441	(376,353)	(1,063,538)

Total increase (decrease) in net assets	(367,118)	(940,387)	(1,151,510)	4,294,290	(730,551)	(561,252)

NET ASSETS:
Beginning of period	3,794,477	4,734,864	20,078,679	15,784,389	6,395,928	6,957,180

End of period	$3,427,359	$3,794,477	$18,927,169	$20,078,679	$5,665,377	$6,395,928

CHANGES IN UNITS OUTSTANDING:
Units issued	197	209	185,080	164,834	68,259	91,290
Units redeemed	(54,195)	(77,837)	(123,984)	(145,968)	(72,087)	(149,131)

Net increase (decrease)	(53,998)	(77,628)	61,096	18,866	(3,828)	(57,841)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO		ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO
	2015	2014	2015	2015	2014
			(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,658	$10,096	$(103)	$(207,637)	$(150,207)
Net realized gain (loss) on investments	4,293	1,494	17,843	4,096,664	5,326,900
Change in net unrealized appreciation (depreciation) on investments	(8,348)	53,385	(13,985)	(3,787,980)	(2,884,348)

Increase (decrease) in net assets resulting from operations	6,603	64,975	3,755	101,047	2,292,345

CONTRACT TRANSACTIONS:
Purchase payments received			146,141	595,053	331,723
Transfers for contract benefits and terminations	(24,905)	(43,220)		(1,277,435)	(1,746,731)
Net transfers	(12,562)		11,757	879,316	964,618
Contract charges				(1,555)	(1,641)
Adjustments to net assets allocated to contracts in payout phase	1,802	1,680		9,797	12,405

Increase (decrease) in net assets resulting from contract transactions	(35,665)	(41,540)	157,898	205,176	(439,626)

Total increase (decrease) in net assets	(29,062)	23,435	161,653	306,223	1,852,719

NET ASSETS:
Beginning of period	810,985	787,550	0	24,989,515	23,136,796

End of period	$781,923	$810,985	$161,653	$25,295,738	$24,989,515

CHANGES IN UNITS OUTSTANDING:
Units issued	239	250	16,145	267,049	222,306
Units redeemed	(2,282)	(2,870)		(226,257)	(219,789)

Net increase (decrease)	(2,043)	(2,620)	16,145	40,792	2,517

	(1) For the period July 6, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	ALGER MID CAP GROWTH PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP BALANCED FUND		AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(43,610)	$(45,059)	$188,614	$117,097	$72,979	$50,599
Net realized gain (loss) on investments	749,729	492,182	2,010,120	1,656,046	783,567	105,674
Change in net unrealized appreciation (depreciation) on investments	(812,563)	(46,963)	(2,790,035)	(475,356)	(1,181,941)	267,191

Increase (decrease) in net assets resulting from operations	(106,444)	400,160	(591,301)	1,297,787	(325,395)	423,464

CONTRACT TRANSACTIONS:
Purchase payments received	16,268	84,881	2,389,624	316,985	361,987	302,099
Transfers for contract benefits and terminations	(390,948)	(396,670)	(893,938)	(739,507)	(121,001)	(82,693)
Net transfers	(709,264)	(80,555)	86,504	2,879,509	172,810	991,574
Contract charges	(155)	(179)	(297)	(294)
Adjustments to net assets allocated to contracts in payout phase	(13,289)	1,853	2,256	1,600	1,201	693

Increase (decrease) in net assets resulting from contract transactions	(1,097,388)	(390,670)	1,584,149	2,458,293	414,997	1,211,673

Total increase (decrease) in net assets	(1,203,832)	9,490	992,848	3,756,080	89,602	1,635,137

NET ASSETS:
Beginning of period	5,993,319	5,983,829	17,084,270	13,328,190	5,030,751	3,395,614

End of period	$4,789,487	$5,993,319	$18,077,118	$17,084,270	$5,120,353	$5,030,751

CHANGES IN UNITS OUTSTANDING:
Units issued	31,012	36,468	326,136	277,773	95,669	100,289
Units redeemed	(77,780)	(51,558)	(142,539)	(91,027)	(53,468)	(14,804)

Net increase (decrease)	(46,768)	(15,090)	183,597	186,746	42,201	85,485

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(19,966)	$43,612	$61,414	$19,700	$347,034	$208,691
Net realized gain (loss) on investments	69,179	115,328	873,568	718,751	3,144,540	1,852,062
Change in net unrealized appreciation (depreciation) on investments	(64,132)	(465,448)	(1,100,294)	223,343	(4,598,228)	976,189

Increase (decrease) in net assets resulting from operations	(14,919)	(306,508)	(165,312)	961,794	(1,106,654)	3,036,942

CONTRACT TRANSACTIONS:
Purchase payments received	103,894	53,233	384,493	282,269	684,388	329,331
Transfers for contract benefits and terminations	(218,806)	(277,712)	(354,295)	(390,663)	(1,141,111)	(1,675,539)
Net transfers	389,429	(91,565)	(602,222)	1,640,585	(3,382,642)	618,293
Contract charges	(188)	(238)	(67)	(46)	(255)	(242)
Adjustments to net assets allocated to contracts in payout phase	477	695	(626)		2,483	(16,104)

Increase (decrease) in net assets resulting from contract transactions	274,806	(315,587)	(572,717)	1,532,145	(3,837,137)	(744,261)

Total increase (decrease) in net assets	259,887	(622,095)	(738,029)	2,493,939	(4,943,791)	2,292,681

NET ASSETS:
Beginning of period	4,572,393	5,194,488	8,295,750	5,801,811	27,598,085	25,305,404

End of period	$4,832,280	$4,572,393	$7,557,721	$8,295,750	$22,654,294	$27,598,085

CHANGES IN UNITS OUTSTANDING:
Units issued	51,525	20,843	81,660	121,845	189,858	166,814
Units redeemed	(21,431)	(30,982)	(80,366)	(45,089)	(306,864)	(162,558)

Net increase (decrease)	30,094	(10,139)	1,294	76,756	(117,006)	4,256

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GLOBAL GROWTH FUND		BLACKROCK GLOBAL ALLOCATION VI FUND		COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II
	2015	2014	2015	2014	2015	2014
		(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,112	$912	$23,539	$28,200	$(14,408)	$(16,485)
Net realized gain (loss) on investments	30,122	1	163,170	98,858	426,027	354,270
Change in net unrealized appreciation (depreciation) on investments	(17,880)	35	(291,648)	(140,599)	(391,370)	(165,788)

Increase (decrease) in net assets resulting from operations	16,354	948	(104,939)	(13,541)	20,249	171,997

CONTRACT TRANSACTIONS:
Purchase payments received	411,699	71,048	1,558,960	513,521	56,184	886
Transfers for contract benefits and terminations	(44,714)		(149,455)	(50,195)	(75,758)	(158,469)
Net transfers	30,096	49,109	1,413,733	1,006,683	(362,714)	74,913
Contract charges					(14)	(16)
Adjustments to net assets allocated to contracts in payout phase			(232)		(4,433)

Increase (decrease) in net assets resulting from contract transactions	397,081	120,157	2,823,006	1,470,009	(386,735)	(82,686)

Total increase (decrease) in net assets	413,435	121,105	2,718,067	1,456,468	(366,486)	89,311

NET ASSETS:
Beginning of period	121,105	0	1,456,468	0	2,183,541	2,094,230

End of period	$534,540	$121,105	$4,174,535	$1,456,468	$1,817,055	$2,183,541

CHANGES IN UNITS OUTSTANDING:
Units issued	41,699	11,891	334,568	158,796	21,460	60,949
Units redeemed	(4,401)		(58,403)	(13,357)	(31,066)	(59,012)

Net increase (decrease)	37,298	11,891	276,165	145,439	(9,606)	1,937

	(1) For the period September 26, 2014 to December 31, 2014.
	(2) For the period June 12, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES
	2015	2014	2015	2014	2015	2014
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(56,209)	$(44,053)	$(1,267)	$(2,545)	$(498)	$(1,002)
Net realized gain (loss) on investments	1,715,129	1,104,464	59,914	205,419	(30,367)	(3,417)
Change in net unrealized appreciation (depreciation) on investments	(1,112,707)	165,811	(138,654)	(215,515)	(97,775)	(36,134)

Increase (decrease) in net assets resulting from operations	546,213	1,226,222	(80,007)	(12,641)	(128,640)	(40,553)

CONTRACT TRANSACTIONS:
Purchase payments received	81,369	119,367	225,857	8,157	164,872	56,543
Transfers for contract benefits and terminations	(386,180)	(688,977)	(43,884)	(74,957)	(34,041)
Net transfers	310,693	1,823,047	(20,498)	(320,948)	726,698	350,659
Contract charges	(83)	(104)		(3)
Adjustments to net assets allocated to contracts in payout phase	902	404	522

Increase (decrease) in net assets resulting from contract transactions	6,701	1,253,737	161,997	(387,751)	857,529	407,202

Total increase (decrease) in net assets	552,914	2,479,959	81,990	(400,392)	728,889	366,649

NET ASSETS:
Beginning of period	7,408,440	4,928,481	965,376	1,365,768	366,649	0

End of period	$7,961,354	$7,408,440	$1,047,366	$965,376	$1,095,538	$366,649

CHANGES IN UNITS OUTSTANDING:
Units issued	228,292	324,383	33,718	25,924	119,272	44,782
Units redeemed	(233,680)	(237,510)	(14,868)	(44,770)	(19,178)	(5,097)

Net increase (decrease)	(5,388)	86,873	18,850	(18,846)	100,094	39,685

	(1) For the period May 8, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP GROWTH SERIES		DEUTSCHE CAPITAL GROWTH VIP
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(584)	$(39,777)	$(25,651)	$(51,329)	$(13,503)	$(19,928)
Net realized gain (loss) on investments	3,359,205	2,992,336	718,886	1,282,415	3,199,917	1,921,379
Change in net unrealized appreciation (depreciation) on investments	(4,806,324)	(1,837,812)	(238,249)	(1,189,779)	(1,874,018)	29,089

Increase (decrease) in net assets resulting from operations	(1,447,703)	1,114,747	454,986	41,307	1,312,396	1,930,540

CONTRACT TRANSACTIONS:
Purchase payments received	391,466	274,344	132,877	1,266,302	694,475	241,732
Transfers for contract benefits and terminations	(1,235,547)	(1,377,927)	(361,077)	(743,940)	(928,411)	(1,731,571)
Net transfers	(1,291,034)	(393,086)	1,108,463	(2,672,366)	3,376,178	384,782
Contract charges	(261)	(319)	(166)	(218)	(131)	(132)
Adjustments to net assets allocated to contracts in payout phase	6,218	8,712	63	2,092	19,065	5,557

Increase (decrease) in net assets resulting from contract transactions	(2,129,158)	(1,488,276)	880,160	(2,148,130)	3,161,176	(1,099,632)

Total increase (decrease) in net assets	(3,576,861)	(373,529)	1,335,146	(2,106,823)	4,473,572	830,908

NET ASSETS:
Beginning of period	21,924,720	22,298,249	6,520,249	8,627,072	17,260,876	16,429,968

End of period	$18,347,859	$21,924,720	$7,855,395	$6,520,249	$21,734,448	$17,260,876

CHANGES IN UNITS OUTSTANDING:
Units issued	69,669	60,035	131,757	120,431	350,070	151,715
Units redeemed	(109,491)	(95,924)	(79,176)	(208,686)	(177,312)	(194,936)

Net increase (decrease)	(39,822)	(35,889)	52,581	(88,255)	172,758	(43,221)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS
	DEUTSCHE CORE EQUITY VIP		DEUTSCHE GLOBAL SMALL CAP VIP		DEUTSCHE LARGE CAP VALUE VIP
	2015	2014	2015	2014	2015	2014
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,495	$29,994	$(259)	$(144)	$106,456	$109,800
Net realized gain (loss) on investments	501,359	519,763	17,242	(7)	1,800,876	436,072
Change in net unrealized appreciation (depreciation) on investments	(95,218)	395,569	(29,287)	1,519	(2,653,947)	618,802

Increase (decrease) in net assets resulting from operations	411,636	945,326	(12,304)	1,368	(746,615)	1,164,674

CONTRACT TRANSACTIONS:
Purchase payments received	308,032	197,169	36,543	3,101	458,977	200,205
Transfers for contract benefits and terminations	(344,539)	(361,418)	(10,729)		(1,217,286)	(849,810)
Net transfers	557,009	343,972	315,217	89,701	(2,587,613)	2,103,165
Contract charges	(80)	(75)			(80)	(89)
Adjustments to net assets allocated to contracts in payout phase	3,759	21,598			58	685

Increase (decrease) in net assets resulting from contract transactions	524,181	201,246	341,031	92,802	(3,345,944)	1,454,156

Total increase (decrease) in net assets	935,817	1,146,572	328,727	94,170	(4,092,559)	2,618,830

NET ASSETS:
Beginning of period	9,474,384	8,327,812	94,170	0	14,277,825	11,658,995

End of period	$10,410,201	$9,474,384	$422,897	$94,170	$10,185,266	$14,277,825

CHANGES IN UNITS OUTSTANDING:
Units issued	142,645	110,538	45,068	9,858	90,789	185,856
Units redeemed	(98,428)	(88,975)	(10,861)		(254,087)	(98,509)

Net increase (decrease)	44,217	21,563	34,207	9,858	(163,298)	87,347

	(1) For the period June 12, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	DEUTSCHE SMALL CAP INDEX VIP		DEUTSCHE SMALL MID CAP GROWTH VIP		DEUTSCHE SMALL MID CAP VALUE VIP
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$55,177	$33,790	$(7,069)	$(4,137)	$(23,116)	$5,760
Net realized gain (loss) on investments	2,139,726	2,377,175	149,999	15,301	754,833	672,009
Change in net unrealized appreciation (depreciation) on investments	(3,170,446)	(1,719,507)	(235,047)	19,099	(864,958)	(420,330)

Increase (decrease) in net assets resulting from operations	(975,543)	691,458	(92,117)	30,263	(133,241)	257,439

CONTRACT TRANSACTIONS:
Purchase payments received	783,081	371,920	65,873	13,000	149,570	119,936
Transfers for contract benefits and terminations	(840,684)	(1,485,790)	(29,971)	(1,671)	(443,472)	(405,427)
Net transfers	132,268	780,824	595,652	61,247	(93,436)	(1,090,970)
Contract charges	(277)	(297)			(39)	(38)
Adjustments to net assets allocated to contracts in payout phase	6,952	16,737	2,169	290	5	1,151

Increase (decrease) in net assets resulting from contract transactions	81,340	(316,606)	633,723	72,866	(387,372)	(1,375,348)

Total increase (decrease) in net assets	(894,203)	374,852	541,606	103,129	(520,613)	(1,117,909)

NET ASSETS:
Beginning of period	18,614,352	18,239,500	640,274	537,145	5,663,961	6,781,870

End of period	$17,720,149	$18,614,352	$1,181,880	$640,274	$5,143,348	$5,663,961

CHANGES IN UNITS OUTSTANDING:
Units issued	169,014	202,019	62,499	8,827	52,040	34,061
Units redeemed	(114,973)	(173,788)	(26,935)	(2,660)	(67,493)	(120,150)

Net increase (decrease)	54,041	28,231	35,564	6,167	(15,453)	(86,089)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	DFA VA US TARGETED VALUE PORTFOLIO		DREYFUS IP MIDCAP STOCK PORTFOLIO		DREYFUS VIF APPRECIATION PORTFOLIO
	2015	2014	2015	2014	2015	2014
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,861	$1,693	$(3,171)	$2,575	$102,709	$151,699
Net realized gain (loss) on investments	35,403	9,606	423,004	93,242	1,353,062	1,325,997
Change in net unrealized appreciation (depreciation) on investments	(95,164)	(6,759)	(486,250)	69,314	(1,778,975)	(516,370)

Increase (decrease) in net assets resulting from operations	(53,900)	4,540	(66,417)	165,131	(323,204)	961,326

CONTRACT TRANSACTIONS:
Purchase payments received	286,206	7,569	131,213	130,358	102,437	132,837
Transfers for contract benefits and terminations	(539)		(168,525)	(69,851)	(1,056,799)	(898,402)
Net transfers	177,705	236,676	389,264	284,151	(2,518,686)	(1,229,970)
Contract charges			(12)	(13)	(228)	(284)
Adjustments to net assets allocated to contracts in payout phase			1,349	668	2,542	5,397

Increase (decrease) in net assets resulting from contract transactions	463,372	244,245	353,289	345,313	(3,470,734)	(1,990,422)

Total increase (decrease) in net assets	409,472	248,785	286,872	510,444	(3,793,938)	(1,029,096)

NET ASSETS:
Beginning of period	248,785	0	1,836,521	1,326,077	13,588,808	14,617,904

End of period	$658,257	$248,785	$2,123,393	$1,836,521	$9,794,870	$13,588,808

CHANGES IN UNITS OUTSTANDING:
Units issued	63,377	24,550	40,983	29,229	51,179	87,786
Units redeemed	(19,044)		(15,727)	(5,079)	(225,976)	(193,309)

Net increase (decrease)	44,333	24,550	25,256	24,150	(174,797)	(105,523)

	(1) For the period October 15, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	DREYFUS VIF GROWTH AND INCOME PORTFOLIO		DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO		FEDERATED FUND FOR US GOVERNMENT SECURITIES II
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,367	$1,682	$(4,236)	$(4,549)	$748,468	$748,212
Net realized gain (loss) on investments	572,117	206,023	52,462	18,176	(183,029)	(117,988)
Change in net unrealized appreciation (depreciation) on investments	(541,587)	97,724	(64,063)	(10,918)	(668,113)	704,525

Increase (decrease) in net assets resulting from operations	34,897	305,429	(15,837)	2,709	(102,674)	1,334,749

CONTRACT TRANSACTIONS:
Purchase payments received	426,974	135,406			4,337,637	465,707
Transfers for contract benefits and terminations	(80,084)	(172,946)	(39,221)	(4,659)	(2,313,329)	(3,025,972)
Net transfers	(309,453)	38,307	(30,471)	(38,208)	73,656	713,946
Contract charges	(89)	(110)	(17)	(17)	(770)	(831)
Adjustments to net assets allocated to contracts in payout phase	1,463	(2,444)			12,526	58,197

Increase (decrease) in net assets resulting from contract transactions	38,811	(1,787)	(69,709)	(42,884)	2,109,720	(1,788,953)

Total increase (decrease) in net assets	73,708	303,642	(85,546)	(40,175)	2,007,046	(454,204)

NET ASSETS:
Beginning of period	3,881,023	3,577,381	648,580	688,755	35,764,845	36,219,049

End of period	$3,954,731	$3,881,023	$563,034	$648,580	$37,771,891	$35,764,845

CHANGES IN UNITS OUTSTANDING:
Units issued	60,117	47,215	1,591		632,971	335,390
Units redeemed	(41,632)	(36,937)	(5,685)	(2,755)	(351,139)	(436,236)

Net increase (decrease)	18,485	10,278	(4,094)	(2,755)	281,832	(100,846)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	FEDERATED MANAGED TAIL RISK FUND II		FEDERATED MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE VIP FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$19,615	$23,788	$25,658	$19,969	$(2,249)	$(5,563)
Net realized gain (loss) on investments	(53,302)	448,472	6,025	73,940	653,101	1,069,941
Change in net unrealized appreciation (depreciation) on investments	(135,594)	(513,585)	(94,466)	(67,498)	(982,768)	(1,091,481)

Increase (decrease) in net assets resulting from operations	(169,281)	(41,325)	(62,783)	26,411	(331,916)	(27,103)

CONTRACT TRANSACTIONS:
Purchase payments received		(12,632)			121,179	22,962
Transfers for contract benefits and terminations	(152,641)	(130,009)	(20,054)	(88,276)	(299,638)	(328,317)
Net transfers	(4,499)	(84,275)	(6,998)	1	(376,163)	(1,030,246)
Contract charges	(307)	(367)	(89)	(98)	(15)	(17)
Adjustments to net assets allocated to contracts in payout phase	651	1,511	1,720	3,281	524	1,365

Increase (decrease) in net assets resulting from contract transactions	(156,796)	(225,772)	(25,421)	(85,092)	(554,113)	(1,334,253)

Total increase (decrease) in net assets	(326,077)	(267,097)	(88,204)	(58,681)	(886,029)	(1,361,356)

NET ASSETS:
Beginning of period	2,437,052	2,704,149	768,884	827,565	4,422,597	5,783,953

End of period	$2,110,975	$2,437,052	$680,680	$768,884	$3,536,568	$4,422,597

CHANGES IN UNITS OUTSTANDING:
Units issued		749	231	243	70,558	72,814
Units redeemed	(9,215)	(12,358)	(1,311)	(3,991)	(100,668)	(151,587)

Net increase (decrease)	(9,215)	(11,609)	(1,080)	(3,748)	(30,110)	(78,773)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	GREAT-WEST SECUREFOUNDATION BALANCED FUND		INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND
	2015	2014	2015	2014	2015	2014
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$856,494	$205,579	$75,385	$46,086	$11,968	$(191)
Net realized gain (loss) on investments	1,822,344	412,061	800,976	333,031	547,404	233,438
Change in net unrealized appreciation (depreciation) on investments	(4,248,331)	(331,631)	(1,252,250)	232,009	(845,171)	76,950

Increase (decrease) in net assets resulting from operations	(1,569,493)	286,009	(375,889)	611,126	(285,799)	310,197

CONTRACT TRANSACTIONS:
Purchase payments received	58,741,015	12,987,862	173,875	322,016
Transfers for contract benefits and terminations	(3,166,376)	(564,947)	(791,591)	(372,895)	(180,227)	(300,561)
Net transfers	3,280,106	9,948,754	(1,122,439)	1,230,593	(47,662)	(175,373)
Contract charges	(150,090)	(652)	(25)	(39)	(428)	(529)
Adjustments to net assets allocated to contracts in payout phase			(401)	766	2,180	(1,447)

Increase (decrease) in net assets resulting from contract transactions	58,704,655	22,371,017	(1,740,581)	1,180,441	(226,137)	(477,910)

Total increase (decrease) in net assets	57,135,162	22,657,026	(2,116,470)	1,791,567	(511,936)	(167,713)

NET ASSETS:
Beginning of period	22,657,026	0	7,981,342	6,189,775	4,479,264	4,646,977

End of period	$79,792,188	$22,657,026	$5,864,872	$7,981,342	$3,967,328	$4,479,264

CHANGES IN UNITS OUTSTANDING:
Units issued	6,178,052	2,288,559	60,875	140,669	178	204
Units redeemed	(490,747)	(74,682)	(147,851)	(54,007)	(7,704)	(16,784)

Net increase (decrease)	5,687,305	2,213,877	(86,976)	86,662	(7,526)	(16,580)

	(1) For the period June 9, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$253,624	$136,303	$178,823	$118,619	$101,869	$114,180
Net realized gain (loss) on investments	2,348,606	2,494,537	48,997	(22,367)	560,618	592,159
Change in net unrealized appreciation (depreciation) on investments	(3,049,094)	(1,504,370)	(392,810)	(81,986)	(1,193,082)	(794,764)

Increase (decrease) in net assets resulting from operations	(446,864)	1,126,470	(164,990)	14,266	(530,595)	(88,425)

CONTRACT TRANSACTIONS:
Purchase payments received	291,356	148,136	217,080	91,352	389,226	376,925
Transfers for contract benefits and terminations	(438,892)	(958,000)	(167,668)	(210,488)	(1,004,486)	(477,114)
Net transfers	(1,019,528)	(1,169,051)	380,486	566,096	1,509,959	(735,243)
Contract charges	(104)	(142)	(165)	(199)	(66)	(77)
Adjustments to net assets allocated to contracts in payout phase	5,390	(3,150)	1,559	2,321	3,415	3,404

Increase (decrease) in net assets resulting from contract transactions	(1,161,778)	(1,982,207)	431,292	449,082	898,048	(832,105)

Total increase (decrease) in net assets	(1,608,642)	(855,737)	266,302	463,348	367,453	(920,530)

NET ASSETS:
Beginning of period	12,394,237	13,249,974	3,384,877	2,921,529	12,440,753	13,361,283

End of period	$10,785,595	$12,394,237	$3,651,179	$3,384,877	$12,808,206	$12,440,753

CHANGES IN UNITS OUTSTANDING:
Units issued	65,776	54,752	66,364	41,388	314,518	197,741
Units redeemed	(111,377)	(162,940)	(28,496)	(14,337)	(234,794)	(242,646)

Net increase (decrease)	(45,601)	(108,188)	37,868	27,051	79,724	(44,905)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,795)	$(19,443)	$(18,899)	$(18,532)	$(18,711)	$(14,421)
Net realized gain (loss) on investments	287,162	396,975	511,113	473,590	336,748	265,679
Change in net unrealized appreciation (depreciation) on investments	(381,289)	(274,549)	(652,840)	(421,421)	(180,797)	(95,023)

Increase (decrease) in net assets resulting from operations	(104,922)	102,983	(160,626)	33,637	137,240	156,235

CONTRACT TRANSACTIONS:
Purchase payments received	61,527	36,348	218,196	137,178	59,286	155,598
Transfers for contract benefits and terminations	(134,639)	(51,658)	(149,149)	(168,621)	(137,371)	(129,831)
Net transfers	(387,816)	108,972	184,645	(75,858)	566,702	525,676
Contract charges	(12)	(12)	(50)	(47)	(360)	(388)
Adjustments to net assets allocated to contracts in payout phase	467	294			(192)	213

Increase (decrease) in net assets resulting from contract transactions	(460,473)	93,944	253,642	(107,348)	488,065	551,268

Total increase (decrease) in net assets	(565,395)	196,927	93,016	(73,711)	625,305	707,503

NET ASSETS:
Beginning of period	2,865,470	2,668,543	2,384,507	2,458,218	2,361,478	1,653,975

End of period	$2,300,075	$2,865,470	$2,477,523	$2,384,507	$2,986,783	$2,361,478

CHANGES IN UNITS OUTSTANDING:
Units issued	7,724	28,853	63,301	51,186	89,614	94,043
Units redeemed	(27,650)	(23,621)	(34,191)	(55,066)	(68,624)	(66,281)

Net increase (decrease)	(19,926)	5,232	29,110	(3,880)	20,990	27,762

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

		IVY FUNDS VIP INTERNATIONAL CORE EQUITY	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
		2015	2015	2014	2015	2014
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$(140)	$134,266	$81,041	$646,433	$546,083
Net realized gain (loss) on investments			382,837	350,598	3,689,953	2,210,594
Change in net unrealized appreciation (depreciation) on investments		116	(555,729)	192,553	(4,436,722)	1,957,644

Increase (decrease) in net assets resulting from operations		(24)	(38,626)	624,192	(100,336)	4,714,321

CONTRACT TRANSACTIONS:
Purchase payments received		111,481	3,558,435	282,452	9,110,086	5,876,900
Transfers for contract benefits and terminations			(284,968)	(1,150,027)	(10,319,955)	(2,416,731)
Net transfers		17,297	(43,034)	(273,273)	(694,365)	6,407,239
Contract charges			(120)	(143)	(434)	(456)
Adjustments to net assets allocated to contracts in payout phase			1,303	1,179	36,341	24,224

Increase (decrease) in net assets resulting from contract transactions		128,778	3,231,616	(1,139,812)	(1,868,327)	9,891,176

Total increase (decrease) in net assets		128,754	3,192,990	(515,620)	(1,968,663)	14,605,497

NET ASSETS:
Beginning of period		0	8,548,476	9,064,096	72,207,905	57,602,408

End of period		$128,754	$11,741,466	$8,548,476	$70,239,242	$72,207,905

CHANGES IN UNITS OUTSTANDING:
Units issued		14,305	359,619	40,135	1,226,974	1,237,488
Units redeemed			(27,206)	(67,277)	(992,586)	(491,864)

Net increase (decrease)		14,305	332,413	(27,142)	234,388	745,624

	(1)	For the period September 17, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$285,242	$445,086	$605,955	$1,113,163	$(13,014)	$21,468
Net realized gain (loss) on investments	157,872	150,808	(153,251)	(249,683)	460,556	327,030
Change in net unrealized appreciation (depreciation) on investments	(552,512)	92,760	(821,602)	715,221	(741,124)	158,438

Increase (decrease) in net assets resulting from operations	(109,398)	688,654	(368,898)	1,578,701	(293,582)	506,936

CONTRACT TRANSACTIONS:
Purchase payments received	2,656,568	122,423	884,517	2,491,470	182,010	163,240
Transfers for contract benefits and terminations	(838,974)	(1,437,282)	(9,671,955)	(1,959,067)	(874,469)	(292,495)
Net transfers	14,850	(66,720)	2,063,498	13,588,577	229,724	798,785
Contract charges	(284)	(367)	(292)	(222)	(1,259)	(1,454)
Adjustments to net assets allocated to contracts in payout phase	35,527	24,927	(1,241)	(10,065)	3,064	7,288

Increase (decrease) in net assets resulting from contract transactions	1,867,687	(1,357,019)	(6,725,473)	14,110,693	(460,930)	675,364

Total increase (decrease) in net assets	1,758,289	(668,365)	(7,094,371)	15,689,394	(754,512)	1,182,300

NET ASSETS:
Beginning of period	16,367,302	17,035,667	54,600,470	38,911,076	8,945,535	7,763,235

End of period	$18,125,591	$16,367,302	$47,506,099	$54,600,470	$8,191,023	$8,945,535

CHANGES IN UNITS OUTSTANDING:
Units issued	346,551	63,296	665,970	1,336,096	100,546	100,717
Units redeemed	(87,660)	(93,959)	(1,058,225)	(398,756)	(111,086)	(32,626)

Net increase (decrease)	258,891	(30,663)	(392,255)	937,340	(10,540)	68,091

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

		JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES		JANUS ASPEN JANUS PORTFOLIO
		2015	2015	2014	2015	2014
		(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$87	$(512)	$(242)	$(17,359)	$(37,199)
Net realized gain (loss) on investments		12,988	8,213	35	1,572,801	821,393
Change in net unrealized appreciation (depreciation) on investments		(12,079)	(19,968)	16,648	(1,209,562)	57,086

Increase (decrease) in net assets resulting from operations		996	(12,267)	16,441	345,880	841,280

CONTRACT TRANSACTIONS:
Purchase payments received		179,042	34,789	1,500
Transfers for contract benefits and terminations		(370)	(846)		(365,862)	(405,421)
Net transfers		134,848	770,575	182,687	(197,867)	(678,753)
Contract charges					(1,207)	(1,299)
Adjustments to net assets allocated to contracts in payout phase					8,093	4,556

Increase (decrease) in net assets resulting from contract transactions		313,520	804,518	184,187	(556,843)	(1,080,917)

Total increase (decrease) in net assets		314,516	792,251	200,628	(210,963)	(239,637)

NET ASSETS:
Beginning of period		0	200,628	0	7,775,762	8,015,399

End of period		$314,516	$992,879	$200,628	$7,564,799	$7,775,762

CHANGES IN UNITS OUTSTANDING:
Units issued		28,035	112,343	18,070		57
Units redeemed		(32)	(44,113)	(37)	(19,297)	(42,286)

Net increase (decrease)		28,003	68,230	18,033	(19,297)	(42,229)

	(1)	For the period February 3, 2015 to December 31, 2015.
	(2)	For the period August 5, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(12,108)	$301,676	$(7,148)	$124,170	$(8,098)	$(6,006)
Net realized gain (loss) on investments	(278,078)	125,121	(22,307)	234,450	157,961	115,762
Change in net unrealized appreciation (depreciation) on investments	(135,945)	(1,168,899)	(192,117)	(675,292)	(251,404)	(1,347)

Increase (decrease) in net assets resulting from operations	(426,131)	(742,102)	(221,572)	(316,672)	(101,541)	108,409

CONTRACT TRANSACTIONS:
Purchase payments received		6,736	12,407	10,816	240,627	124,924
Transfers for contract benefits and terminations	(336,588)	(423,015)	(147,373)	(128,053)	(69,349)	(26,648)
Net transfers	(190,422)	(240,422)	40,011	(249,074)	368,252	62,094
Contract charges	(686)	(936)	(214)	(242)
Adjustments to net assets allocated to contracts in payout phase	9,165	808	(82)	4,153	11	345

Increase (decrease) in net assets resulting from contract transactions	(518,531)	(656,829)	(95,251)	(362,400)	539,541	160,715

Total increase (decrease) in net assets	(944,662)	(1,398,931)	(316,823)	(679,072)	438,000	269,124

NET ASSETS:
Beginning of period	5,010,525	6,409,456	2,112,254	2,791,326	1,213,227	944,103

End of period	$4,065,863	$5,010,525	$1,795,431	$2,112,254	$1,651,227	$1,213,227

CHANGES IN UNITS OUTSTANDING:
Units issued	(1,497)	320	52,852	60,467	50,421	16,923
Units redeemed	(22,140)	(24,716)	(67,438)	(97,351)	(15,246)	(6,109)

Net increase (decrease)	(23,637)	(24,396)	(14,586)	(36,884)	35,175	10,814

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND		MFS INTERNATIONAL VALUE PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$49,580	$161,676	$(170,961)	$(140,988)	$273,311	$214,022
Net realized gain (loss) on investments	(519,319)	208,905	3,212,916	2,782,346	1,316,297	708,953
Change in net unrealized appreciation (depreciation) on investments	(2,603,702)	(1,248,868)	(4,251,475)	(1,826,156)	(492,210)	(860,325)

Increase (decrease) in net assets resulting from operations	(3,073,441)	(878,287)	(1,209,520)	815,202	1,097,398	62,650

CONTRACT TRANSACTIONS:
Purchase payments received	759,973	651,968	891,330	172,660	1,998,075	779,752
Transfers for contract benefits and terminations	(1,123,288)	(1,147,952)	(1,544,575)	(1,005,469)	(1,439,644)	(850,763)
Net transfers	(815,583)	1,603,426	(668,629)	(3,012,015)	3,294,912	2,719,540
Contract charges	(146)	(200)	(410)	(488)	(101)	(93)
Adjustments to net assets allocated to contracts in payout phase	(926)	3,584	18,516	10,022	(5,473)	7,792

Increase (decrease) in net assets resulting from contract transactions	(1,179,970)	1,110,826	(1,303,768)	(3,835,290)	3,847,769	2,656,228

Total increase (decrease) in net assets	(4,253,411)	232,539	(2,513,288)	(3,020,088)	4,945,167	2,718,878

NET ASSETS:
Beginning of period	15,682,888	15,450,349	22,760,690	25,780,778	20,597,185	17,878,307

End of period	$11,429,477	$15,682,888	$20,247,402	$22,760,690	$25,542,352	$20,597,185

CHANGES IN UNITS OUTSTANDING:
Units issued	268,895	354,476	119,606	60,643	540,501	311,826
Units redeemed	(302,132)	(263,530)	(97,139)	(172,851)	(212,686)	(133,609)

Net increase (decrease)	(33,237)	90,946	22,467	(112,208)	327,815	178,217

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

		MFS UTILITIES SERIES		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO
		2015	2014	2015	2014	2015
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$200,782	$104,099	$(1,115)	$318	$(15)
Net realized gain (loss) on investments		665,843	948,491	59,526	33,535
Change in net unrealized appreciation (depreciation) on investments		(1,937,373)	(225,094)	(148,457)	1,733	(339)

Increase (decrease) in net assets resulting from operations		(1,070,748)	827,496	(90,046)	35,586	(354)

CONTRACT TRANSACTIONS:
Purchase payments received		364,446	169,055	160,912	14,701	52,592
Transfers for contract benefits and terminations		(389,241)	(266,705)	(8,156)	(23,266)
Net transfers		(2,458,041)	2,365,831	330,949	134,360
Contract charges		(127)	(156)
Adjustments to net assets allocated to contracts in payout phase		(6,291)	822	434	1,677

Increase (decrease) in net assets resulting from contract transactions		(2,489,254)	2,268,847	484,139	127,472	52,592

Total increase (decrease) in net assets		(3,560,002)	3,096,343	394,093	163,058	52,238

NET ASSETS:
Beginning of period		9,096,797	6,000,454	396,395	233,337	0

End of period		$5,536,795	$9,096,797	$790,488	$396,395	$52,238

CHANGES IN UNITS OUTSTANDING:
Units issued		177,345	353,575	42,076	11,447	5,398
Units redeemed		(344,829)	(188,305)	(8,433)	(3,379)

Net increase (decrease)		(167,484)	165,270	33,643	8,068	5,398

	(1)	For the period December 11, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

		NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL FUND/VA		OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
		2015	2014	2015	2014	2015	2014
							(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$20,032	$23,709	$183,053	$109,524	$844	$(185)
Net realized gain (loss) on investments		1,727,425	2,021,023	4,421,792	3,127,386	64,698	1,765
Change in net unrealized appreciation (depreciation) on investments		(2,298,929)	(899,897)	(3,721,961)	(2,773,410)	(174,709)	2,825

Increase (decrease) in net assets resulting from operations		(551,472)	1,144,835	882,884	463,500	(109,167)	4,405

CONTRACT TRANSACTIONS:
Purchase payments received		570,445	512,932	1,018,098	384,627	561,256	23,524
Transfers for contract benefits and terminations		(889,293)	(1,164,826)	(1,373,417)	(1,401,453)	(4,823)
Net transfers		47,001	827,343	(78,470)	336,007	991,956	202,141
Contract charges		(114)	(162)	(437)	(479)
Adjustments to net assets allocated to contracts in payout phase		694	7,142	(1,441)	11,156

Increase (decrease) in net assets resulting from contract transactions		(271,267)	182,429	(435,667)	(670,142)	1,548,389	225,665

Total increase (decrease) in net assets		(822,739)	1,327,264	447,217	(206,642)	1,439,222	230,070

NET ASSETS:
Beginning of period		15,363,004	14,035,740	29,836,748	30,043,390	230,070	0

End of period		$14,540,265	$15,363,004	$30,283,965	$29,836,748	$1,669,292	$230,070

CHANGES IN UNITS OUTSTANDING:
Units issued		126,628	153,645	218,162	139,415	174,372	23,831
Units redeemed		(109,675)	(111,107)	(165,664)	(152,526)	(32,959)	(2,956)

Net increase (decrease)		16,953	42,538	52,498	(13,111)	141,413	20,875

	(1)	For the period July 11, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

		OPPENHIEMER INTERNATIONAL GROWTH FUND/VA		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO		PIMCO VIT HIGH YIELD PORTFOLIO
		2015	2014	2015	2014	2015	2014
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$63,874	$71,806	$9,559	$(6)	$1,509,698	$1,753,649
Net realized gain (loss) on investments		1,324,022	1,358,646	(54,988)	(649)	(97,990)	972,791
Change in net unrealized appreciation (depreciation) on investments		(1,016,491)	(2,577,008)	(64,594)	(36,596)	(1,950,136)	(1,758,827)

Increase (decrease) in net assets resulting from operations		371,405	(1,146,556)	(110,023)	(37,251)	(538,428)	967,613

CONTRACT TRANSACTIONS:
Purchase payments received		873,070	376,536	94,560	14,664	1,821,172	409,192
Transfers for contract benefits and terminations		(826,061)	(2,004,217)	(47,941)	(714)	(4,191,532)	(1,723,333)
Net transfers		449,421	1,800,367	184,817	277,707	(8,050,915)	753,045
Contract charges						(163)	(206)
Adjustments to net assets allocated to contracts in payout phase		959	(1,955)			5,559	8,028

Increase (decrease) in net assets resulting from contract transactions		497,389	170,731	231,436	291,657	(10,415,879)	(553,274)

Total increase (decrease) in net assets		868,794	(975,825)	121,413	254,406	(10,954,307)	414,339

NET ASSETS:
Beginning of period		13,541,384	14,517,209	254,406	0	36,792,379	36,378,040

End of period		$14,410,178	$13,541,384	$375,819	$254,406	$25,838,072	$36,792,379

CHANGES IN UNITS OUTSTANDING:
Units issued		249,890	221,516	58,125	36,361	541,159	750,762
Units redeemed		(160,161)	(180,959)	(23,718)	(1,992)	(923,498)	(756,973)

Net increase (decrease)		89,729	40,557	34,407	34,369	(382,339)	(6,211)

	(1)	For the period May 5, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO
		2015	2014	2015	2014	2015	2014
					(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)		$2,030,660	$321,024	$30,087	$(199)	$4,508,397	$1,763,185
Net realized gain (loss) on investments		193,260	516,299	(564)	(2)	782,699	652,896
Change in net unrealized appreciation (depreciation) on investments		(2,516,697)	(726,727)	(54,204)	(3,480)	(5,520,132)	1,915,115

Increase (decrease) in net assets resulting from operations		(292,777)	110,596	(24,681)	(3,681)	(229,036)	4,331,196

CONTRACT TRANSACTIONS:
Purchase payments received		3,674,471	1,623,012	369,198	13,030	5,902,929	3,204,448
Transfers for contract benefits and terminations		(8,516,864)	(5,805,801)	(2,448)		(13,170,364)	(8,275,858)
Net transfers		(305,515)	2,691,203	190,652	248,973	927,459	(18,415,623)
Contract charges		(403)	(465)			(662)	(927)
Adjustments to net assets allocated to contracts in payout phase		(11,795)	60,398			32,484	80,135

Increase (decrease) in net assets resulting from contract transactions		(5,160,106)	(1,431,653)	557,402	262,003	(6,308,154)	(23,407,825)

Total increase (decrease) in net assets		(5,452,883)	(1,321,057)	532,721	258,322	(6,537,190)	(19,076,629)

NET ASSETS:
Beginning of period		79,346,851	80,667,908	258,322	0	110,569,089	129,645,718

End of period		$73,893,968	$79,346,851	$791,043	$258,322	$104,031,899	$110,569,089

CHANGES IN UNITS OUTSTANDING:
Units issued		861,363	1,180,261	60,047	26,706	1,368,251	1,139,279
Units redeemed		(1,156,971)	(1,255,892)	(2,206)		(1,525,540)	(2,546,511)

Net increase (decrease)		(295,608)	(75,631)	57,841	26,706	(157,289)	(1,407,232)

	(1)	For the period September 12, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	PIONEER EMERGING MARKETS VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,223	$(1,593)	$9,347	$14,292	$(6,006)	$(823)
Net realized gain (loss) on investments	23,596	(14,027)	968,743	332,463	415,932	719,729
Change in net unrealized appreciation (depreciation) on investments	(61,771)	(24,872)	(1,005,652)	(374)	(641,223)	(320,210)

Increase (decrease) in net assets resulting from operations	(31,952)	(40,492)	(27,562)	346,381	(231,297)	398,696

CONTRACT TRANSACTIONS:
Purchase payments received			11,916	16,023	102,471	55,962
Transfers for contract benefits and terminations	(7,007)	(48,662)	(210,678)	(475,446)	(427,002)	(207,194)
Net transfers	(5,787)	(116,297)	(253,442)	(213,921)	(723,547)	954,600
Contract charges			(264)	(273)	(20)	(27)
Adjustments to net assets allocated to contracts in payout phase			602		759	2,546

Increase (decrease) in net assets resulting from contract transactions	(12,794)	(164,959)	(451,866)	(673,617)	(1,047,339)	805,887

Total increase (decrease) in net assets	(44,746)	(205,451)	(479,428)	(327,236)	(1,278,636)	1,204,583

NET ASSETS:
Beginning of period	210,590	416,041	3,593,967	3,921,203	3,617,539	2,412,956

End of period	$165,844	$210,590	$3,114,539	$3,593,967	$2,338,903	$3,617,539

CHANGES IN UNITS OUTSTANDING:
Units issued			2,982	14,966	41,384	113,727
Units redeemed	(2,063)	(24,134)	(24,740)	(49,826)	(104,677)	(61,228)

Net increase (decrease)	(2,063)	(24,134)	(21,758)	(34,860)	(63,293)	52,499

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(41,536)	$(45,216)	$(13,796)	$(16,924)	$(8,814)	$(15,291)
Net realized gain (loss) on investments	632,637	1,505,776	111,158	274,175	(136,344)	(54,393)
Change in net unrealized appreciation (depreciation) on investments	(542,988)	(1,039,980)	(72,899)	(119,877)	(279,159)	(258,210)

Increase (decrease) in net assets resulting from operations	48,113	420,580	24,463	137,374	(424,317)	(327,894)

CONTRACT TRANSACTIONS:
Purchase payments received	41,440	16,070	9	7,653	73,895	50,022
Transfers for contract benefits and terminations	(262,858)	(384,900)	(73,894)	(76,201)	(69,633)	(76,611)
Net transfers	(222,798)	(445,086)	(242,324)	(285,609)	(161,376)	(462,428)
Contract charges	(230)	(297)	(24)	(24)
Adjustments to net assets allocated to contracts in payout phase	(790)	129	290	404	(81)	108

Increase (decrease) in net assets resulting from contract transactions	(445,236)	(814,084)	(315,943)	(353,777)	(157,195)	(488,909)

Total increase (decrease) in net assets	(397,123)	(393,504)	(291,480)	(216,403)	(581,512)	(816,803)

NET ASSETS:
Beginning of period	5,148,674	5,542,178	1,944,512	2,160,915	1,461,132	2,277,935

End of period	$4,751,551	$5,148,674	$1,653,032	$1,944,512	$879,620	$1,461,132

CHANGES IN UNITS OUTSTANDING:
Units issued	19,687	51,660	178	19,998	10,086	38,111
Units redeemed	(39,553)	(90,465)	(14,732)	(37,129)	(24,141)	(64,145)

Net increase (decrease)	(19,866)	(38,805)	(14,554)	(17,131)	(14,055)	(26,034)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL HEALTH CARE FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$163,933	$101,432	$102,967	$82,067	$(110,531)	$(57,566)
Net realized gain (loss) on investments	(79,175)	(61,423)	639,621	412,503	2,331,424	1,900,140
Change in net unrealized appreciation (depreciation) on investments	(299,401)	86,600	(1,237,067)	669,141	(1,498,777)	618,878

Increase (decrease) in net assets resulting from operations	(214,643)	126,609	(494,479)	1,163,711	722,116	2,461,452

CONTRACT TRANSACTIONS:
Purchase payments received	3,629,625	90,003	796,070	200,244	615,514	191,296
Transfers for contract benefits and terminations	(244,238)	(269,249)	(666,739)	(511,233)	(592,574)	(971,253)
Net transfers	(14,996)	6,660,981	571,041	2,717,172	(2,267,663)	2,388,681
Contract charges	(29)	(30)	(108)	(89)	(262)	(143)
Adjustments to net assets allocated to contracts in payout phase	(3,333)		4,887	12,726	1,952

Increase (decrease) in net assets resulting from contract transactions	3,367,029	6,481,705	705,151	2,418,820	(2,243,033)	1,608,581

Total increase (decrease) in net assets	3,152,386	6,608,314	210,672	3,582,531	(1,520,917)	4,070,033

NET ASSETS:
Beginning of period	9,038,446	2,430,132	11,710,492	8,127,961	13,244,087	9,174,054

End of period	$12,190,832	$9,038,446	$11,921,164	$11,710,492	$11,723,170	$13,244,087

CHANGES IN UNITS OUTSTANDING:
Units issued	677,058	685,452	207,426	234,228	232,371	398,952
Units redeemed	(346,041)	(104,386)	(126,032)	(78,122)	(347,379)	(308,803)

Net increase (decrease)	331,017	581,066	81,394	156,106	(115,008)	90,149

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT INVESTORS FUND		ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
	2015	2015	2015	2014	2015	2014
	(1)	(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(651)	$(170)	$6,490	$(1,265)	$(22,128)	$(54,515)
Net realized gain (loss) on investments	(65)	(6)	20,944	349	1,220,537	1,655,230
Change in net unrealized appreciation (depreciation) on investments	(5,663)	(5,607)	(48,241)	25,648	(1,859,884)	(1,490,489)

Increase (decrease) in net assets resulting from operations	(6,379)	(5,783)	(20,807)	24,732	(661,475)	110,226

CONTRACT TRANSACTIONS:
Purchase payments received	290,227	66,048	8		48,985	141,077
Transfers for contract benefits and terminations	(3,322)		(224,884)	(2,308)	(173,209)	(390,332)
Net transfers	7,722	102,317	403,048	591,669	(1,410,336)	(2,749,728)
Contract charges					(43)	(52)
Adjustments to net assets allocated to contracts in payout phase					514	117

Increase (decrease) in net assets resulting from contract transactions	294,627	168,365	178,172	589,361	(1,534,089)	(2,998,918)

Total increase (decrease) in net assets	288,248	162,582	157,365	614,093	(2,195,564)	(2,888,692)

NET ASSETS:
Beginning of period	0	0	614,093	0	6,460,469	9,349,161

End of period	$288,248	$162,582	$771,458	$614,093	$4,264,905	$6,460,469

CHANGES IN UNITS OUTSTANDING:
Units issued	30,254	18,230	46,874	56,545	8,700	31,914
Units redeemed	(344)		(30,794)	(501)	(75,928)	(165,809)

Net increase (decrease)	29,910	18,230	16,080	56,044	(67,228)	(133,895)

	(1) For the period July 14, 2015 to December 31, 2015. (2) For the period July 6, 2015 to December 31, 2015. (3) For the period June 5, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	SCHWAB MARKETTRACK GROWTH PORTFOLIO		SCHWAB MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$248,191	$176,144	$(655,170)	$(707,815)	$1,815,289	$1,402,075
Net realized gain (loss) on investments	2,613,150	2,326,768			11,355,421	11,754,297
Change in net unrealized appreciation (depreciation) on investments	(3,366,324)	(1,079,470)			(12,227,770)	10,277,294

Increase (decrease) in net assets resulting from operations	(504,983)	1,423,442	(655,170)	(707,815)	942,940	23,433,666

CONTRACT TRANSACTIONS:
Purchase payments received	178,086	682,164	26,349,173	97,314,045	15,812,266	8,665,007
Transfers for contract benefits and terminations	(1,837,308)	(1,923,750)	(20,382,631)	(19,180,173)	(12,522,986)	(11,617,324)
Net transfers	(746,112)	775,639	(4,084,186)	(67,981,163)	10,321,130	14,249,542
Contract charges	(891)	(915)	(9,161)	(9,746)	(5,607)	(6,288)
Adjustments to net assets allocated to contracts in payout phase	7,768	16,318	(221,049)	(194,040)	126,369	(35,469)

Increase (decrease) in net assets resulting from contract transactions	(2,398,457)	(450,544)	1,652,146	9,948,923	13,731,172	11,255,468

Total increase (decrease) in net assets	(2,903,440)	972,898	996,976	9,241,108	14,674,112	34,689,134

NET ASSETS:
Beginning of period	31,770,247	30,797,349	99,172,021	89,930,913	217,712,411	183,023,277

End of period	$28,866,807	$31,770,247	$100,168,997	$99,172,021	$232,386,523	$217,712,411

CHANGES IN UNITS OUTSTANDING:
Units issued	66,675	184,776	7,393,331	13,149,106	3,086,009	2,281,583
Units redeemed	(192,283)	(200,539)	(7,249,566)	(12,138,815)	(1,421,295)	(1,373,133)

Net increase (decrease)	(125,608)	(15,763)	143,765	1,010,291	1,664,714	908,450

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	SENTINEL VARIABLE PRODUCTS BOND FUND		SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND		SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$313,244	$309,228	$176,116	$87,094	$(22,465)	$(5,796)
Net realized gain (loss) on investments	(92,158)	(12,238)	1,203,575	2,253,841	541,940	471,464
Change in net unrealized appreciation (depreciation) on investments	(494,025)	(196,864)	(1,412,434)	(1,490,175)	(600,546)	(313,236)

Increase (decrease) in net assets resulting from operations	(272,939)	100,126	(32,743)	850,760	(81,071)	152,432

CONTRACT TRANSACTIONS:
Purchase payments received	2,415,676	1,459,152	471,323	1,166,880	167,136	196,337
Transfers for contract benefits and terminations	(2,219,145)	(229,506)	(552,520)	(606,073)	(87,961)	(162,854)
Net transfers	662,896	7,054,574	(922,785)	(2,178,270)	528,903	131,662
Contract charges	(30)	(6)	(20)	(8)	(55)	(20)
Adjustments to net assets allocated to contracts in payout phase	(12,962)		651	724	196	268

Increase (decrease) in net assets resulting from contract transactions	846,435	8,284,214	(1,003,351)	(1,616,747)	608,219	165,393

Total increase (decrease) in net assets	573,496	8,384,340	(1,036,094)	(765,987)	527,148	317,825

NET ASSETS:
Beginning of period	11,780,418	3,396,078	9,609,822	10,375,809	2,782,391	2,464,566

End of period	$12,353,914	$11,780,418	$8,573,728	$9,609,822	$3,309,539	$2,782,391

CHANGES IN UNITS OUTSTANDING:
Units issued	424,956	767,711	67,926	128,912	54,745	43,618
Units redeemed	(302,552)	(112,729)	(87,709)	(194,836)	(14,687)	(28,129)

Net increase (decrease)	122,404	654,982	(19,783)	(65,924)	40,058	15,489

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		TEMPLETON FOREIGN VIP FUND
	2015	2014	2015	2014	2015	2014
		(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,314)	$(57)	$(38,022)	$(5,703)	$183,322	$79,438
Net realized gain (loss) on investments	48,510	4,424	652,486	298,762	403,557	299,560
Change in net unrealized appreciation (depreciation) on investments	(36,907)	(815)	(210,565)	(25,124)	(1,122,254)	(1,252,733)

Increase (decrease) in net assets resulting from operations	9,289	3,552	403,899	267,935	(535,375)	(873,735)

CONTRACT TRANSACTIONS:
Purchase payments received	442,376	7,030	116,791	397,960	648,833	516,604
Transfers for contract benefits and terminations	(5,669)		(425,915)	(26,098)	(382,575)	(607,108)
Net transfers	1,071	55,926	1,209,765	2,523,285	(22,516)	1,637,872
Contract charges					(42)	(17)
Adjustments to net assets allocated to contracts in payout phase					5,489	2,777

Increase (decrease) in net assets resulting from contract transactions	437,778	62,956	900,641	2,895,147	249,189	1,550,128

Total increase (decrease) in net assets	447,067	66,508	1,304,540	3,163,082	(286,186)	676,393

NET ASSETS:
Beginning of period	66,508	0	3,163,082	0	6,973,463	6,297,070

End of period	$513,575	$66,508	$4,467,622	$3,163,082	$6,687,277	$6,973,463

CHANGES IN UNITS OUTSTANDING:
Units issued	36,244	5,426	281,152	287,414	179,822	235,104
Units redeemed	(4,328)		(214,806)	(35,452)	(139,453)	(106,189)

Net increase (decrease)	31,916	5,426	66,346	251,962	40,369	128,915

	(1) For the period September 26, 2014 to December 31, 2014. (2) For the period May 29, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO		TOUCHSTONE VST MID CAP GROWTH FUND
	2015	2014	2015	2014	2015	2014
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$449,762	$8,079	$78,980	$89,495	$(23,014)	$(21,636)
Net realized gain (loss) on investments	(59,255)	(1,311)	104,779	391,896	251,779	634,068
Change in net unrealized appreciation (depreciation) on investments	(731,701)	(78,814)	(470,920)	(335,468)	(205,175)	(288,955)

Increase (decrease) in net assets resulting from operations	(341,194)	(72,046)	(287,161)	145,923	23,590	323,477

CONTRACT TRANSACTIONS:
Purchase payments received	1,176,106	101,202			55,870	55,761
Transfers for contract benefits and terminations	(206,474)	(2,777)	(182,646)	(167,593)	(88,851)	(82,882)
Net transfers	1,735,684	5,035,065	(192,898)	(1,075,779)	287,488	(173,566)
Contract charges			(21)	(26)	(30)	(30)
Adjustments to net assets allocated to contracts in payout phase	483		125	528	552

Increase (decrease) in net assets resulting from contract transactions	2,705,799	5,133,490	(375,440)	(1,242,870)	255,029	(200,717)

Total increase (decrease) in net assets	2,364,605	5,061,444	(662,601)	(1,096,947)	278,619	122,760

NET ASSETS:
Beginning of period	5,061,444	0	3,267,994	4,364,941	3,065,559	2,942,799

End of period	$7,426,049	$5,061,444	$2,605,393	$3,267,994	$3,344,178	$3,065,559

CHANGES IN UNITS OUTSTANDING:
Units issued	378,386	507,749		120	26,887	35,256
Units redeemed	(103,574)	(2,453)	(36,154)	(116,365)	(11,087)	(43,547)

Net increase (decrease)	274,812	505,296	(36,154)	(116,245)	15,800	(8,291)

	(1) For the period May 5, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO		VAN ECK VIP GLOBAL HARD ASSETS FUND		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$39,922	$49,899	$(22,477)	$(35,337)	$515,634	$414,915
Net realized gain (loss) on investments	752,673	556,633	(403,768)	117,787	(1,134,734)	415,056
Change in net unrealized appreciation (depreciation) on investments	(711,105)	1,295,824	(784,782)	(1,078,380)	(610,617)	(718,021)

Increase (decrease) in net assets resulting from operations	81,490	1,902,356	(1,211,027)	(995,930)	(1,229,717)	111,950

CONTRACT TRANSACTIONS:
Purchase payments received	2,299	493	112,052	134,003	239,380	132,300
Transfers for contract benefits and terminations	(338,228)	(505,635)	(228,505)	(179,488)	(541,683)	(460,835)
Net transfers	218,127	(5,214)	77,238	(32,177)	(1,388,340)	354,748
Contract charges	(405)	(419)			(69)	(35)
Adjustments to net assets allocated to contracts in payout phase	(3,303)	5,234	(299)	(1,101)	(537)	2,570

Increase (decrease) in net assets resulting from contract transactions	(121,510)	(505,541)	(39,514)	(78,763)	(1,691,249)	28,748

Total increase (decrease) in net assets	(40,020)	1,396,815	(1,250,541)	(1,074,693)	(2,920,966)	140,698

NET ASSETS:
Beginning of period	8,038,624	6,641,809	3,822,719	4,897,412	9,664,325	9,523,627

End of period	$7,998,604	$8,038,624	$2,572,178	$3,822,719	$6,743,359	$9,664,325

CHANGES IN UNITS OUTSTANDING:
Units issued	48,021	40,869	160,413	152,262	111,796	168,563
Units redeemed	(51,292)	(52,380)	(143,302)	(156,006)	(261,219)	(166,624)

Net increase (decrease)	(3,271)	(11,511)	17,111	(3,744)	(149,423)	1,939

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	VANGUARD VIF CAPITAL GROWTH PORTFOLIO		VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO		VANGUARD VIF MID-CAP INDEX PORTFOLIO
	2015	2014	2015	2014	2015	2014
		(1)		(2)		(3)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(96)	$(120)	$3,775	$(126)	$1,780	$(241)
Net realized gain (loss) on investments	6,191	16	14,537	6	29,535	3
Change in net unrealized appreciation (depreciation) on investments	4,011	(537)	(30,271)	779	(87,435)	14,161

Increase (decrease) in net assets resulting from operations	10,106	(641)	(11,959)	659	(56,120)	13,923

CONTRACT TRANSACTIONS:
Purchase payments received	943,406	7,919	483,658	574	991,439	165,903
Transfers for contract benefits and terminations	(425)	(1,013)	(3,010)		(4,622)
Net transfers	362,950	285,830	38,263	157,542	114,365	200,473
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,305,931	292,736	518,911	158,116	1,101,182	366,376

Total increase (decrease) in net assets	1,316,037	292,095	506,952	158,775	1,045,062	380,299

NET ASSETS:
Beginning of period	292,095	0	158,775	0	380,299	0

End of period	$1,608,132	$292,095	$665,727	$158,775	$1,425,361	$380,299

CHANGES IN UNITS OUTSTANDING:
Units issued	136,256	26,620	51,212	15,325	117,617	35,152
Units redeemed	(19,657)	(93)	(285)		(18,304)

Net increase (decrease)	116,599	26,527	50,927	15,325	99,313	35,152

	(1) For the period November 6, 2014 to December 31, 2014.
	(2) For the period October 23, 2014 to December 31, 2014.
	(3) For the period September 18, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	VANGUARD VIF REIT INDEX PORTFOLIO		VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO		WELLS FARGO ADVANTAGE VT DISCOVERY FUND
	2015	2014	2015	2014	2015	2014
		(1)		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,674	$(305)	$(1,426)	$(103)	$(50,919)	$(49,373)
Net realized gain (loss) on investments	31,499	22	12,803	1	1,292,492	1,871,310
Change in net unrealized appreciation (depreciation) on investments	(19,448)	17,190	(47,270)	8,565	(1,497,687)	(1,900,857)

Increase (decrease) in net assets resulting from operations	20,725	16,907	(35,893)	8,463	(256,114)	(78,920)

CONTRACT TRANSACTIONS:
Purchase payments received	678,856	26,204	495,937	50,032	80,848	239,144
Transfers for contract benefits and terminations	(3,623)		(4,236)		(247,426)	(215,986)
Net transfers	195,486	406,471	56,999	52,283	503,798	(1,333,028)
Contract charges
Adjustments to net assets allocated to contracts in payout phase					448	1,126

Increase (decrease) in net assets resulting from contract transactions	870,719	432,675	548,700	102,315	337,668	(1,308,744)

Total increase (decrease) in net assets	891,444	449,582	512,807	110,778	81,554	(1,387,664)

NET ASSETS:
Beginning of period	449,582	0	110,778	0	6,555,346	7,943,010

End of period	$1,341,026	$449,582	$623,585	$110,778	$6,636,900	$6,555,346

CHANGES IN UNITS OUTSTANDING:
Units issued	87,097	40,113	50,492	10,243	90,952	71,352
Units redeemed	(9,525)		(1,068)	0	(61,656)	(123,293)

Net increase (decrease)	77,572	40,113	49,424	10,243	29,296	(51,941)

	(1) For the period September 18, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND		WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND		WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
	2015	2014	2015	2014	2015	2014
		(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,354)	$(799)	$(40,238)	$(47,521)	$(11,092)	$(10,660)
Net realized gain (loss) on investments	118,554	1,165	1,246,291	578,792	(16,356)	(22,329)
Change in net unrealized appreciation (depreciation) on investments	(99,158)	1,228	(1,427,808)	104,433	(194,286)	118,213

Increase (decrease) in net assets resulting from operations	14,042	1,594	(221,755)	635,704	(221,734)	85,224

CONTRACT TRANSACTIONS:
Purchase payments received	23,378	53,233	7,108	99,897
Transfers for contract benefits and terminations	(1,092)	1,888	(471,812)	(377,528)	(26,308)	(242,847)
Net transfers	524,278	209,361	(639,614)	416,451	(56,124)	(49,043)
Contract charges			(64)	(77)	(154)	(197)
Adjustments to net assets allocated to contracts in payout phase			(3,149)	4,124	2,069	1,830

Increase (decrease) in net assets resulting from contract transactions	546,564	264,482	(1,107,531)	142,867	(80,517)	(290,257)

Total increase (decrease) in net assets	560,606	266,076	(1,329,286)	778,571	(302,251)	(205,033)

NET ASSETS:
Beginning of period	266,076	0	7,364,947	6,586,376	1,980,882	2,185,915

End of period	$826,682	$266,076	$6,035,661	$7,364,947	$1,678,631	$1,980,882

CHANGES IN UNITS OUTSTANDING:
Units issued	58,087	33,029	12,968	69,653	246	259
Units redeemed	(5,530)	(8,375)	(59,453)	(59,491)	(4,721)	(15,216)

Net increase (decrease)	52,557	24,654	(46,485)	10,162	(4,475)	(14,957)

	(1) For the period June 10, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2015

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). It is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2015, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the series annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

Investment Division		Purchases		Sales
AB VPS Growth and Income Portfolio	$	1,073,412	$	1,147,731
AB VPS Growth Portfolio		1,750,626		708,777
AB VPS International Growth Portfolio		809,199		3,869,532
AB VPS International Value Portfolio		89,094		476,327
AB VPS Real Estate Investment Portfolio		5,199,596		4,489,443
AB VPS Small/Mid Cap Value Portfolio		1,953,729		1,400,936

Investment Division		Purchases		Sales
Alger Balanced Portfolio	$	16,097	$	42,939
Alger Capital Appreciation Portfolio		175,886		231
Alger Large Cap Growth Portfolio		7,285,620		4,456,340
Alger Mid Cap Growth Portfolio		799,150		1,927,178
American Century Investments VP Balanced Fund		6,114,172		2,622,255
American Century Investments VP Income & Growth Fund		1,856,014		931,418
American Century Investments VP International Fund		693,143		438,964
American Century Investments VP Mid Cap Value Fund		1,907,604		2,047,188
American Century Investments VP Value Fund		3,850,311		7,344,365
American Funds IS Global Growth Fund		479,993		48,758
BlackRock Global Allocation VI Fund		3,629,004		566,333
Columbia Variable Portfolio - Large Cap Growth Fund II		703,701		738,221
Columbia Variable Portfolio - Seligman Global Technology Fund		4,720,805		3,589,736
Columbia Variable Portfolio - Small Cap Value Fund		448,605		214,024
Delaware VIP Emerging Markets Series		1,011,184		143,429
Delaware VIP Small Cap Value Series		3,595,399		3,536,128
Delaware VIP Smid Cap Growth Series		3,497,087		2,078,439
Deutsche Capital Growth VIP		8,787,294		3,180,964
Deutsche Core Equity VIP		2,165,195		1,617,824
Deutsche Global Small Cap VIP		444,701		84,567
Deutsche Large Cap Value VIP		1,896,164		4,536,596
Deutsche Small Cap Index VIP		4,301,622		2,773,042
Deutsche Small Mid Cap Growth VIP		1,056,964		374,351
Deutsche Small Mid Cap Value VIP		1,213,815		1,161,424
DFA VA US Targeted Value Portfolio		706,481		191,785
Dreyfus IP Midcap Stock Portfolio		964,202		301,889
Dreyfus VIF Appreciation Portfolio		1,513,489		4,348,949
Dreyfus VIF Growth and Income Portfolio		1,113,999		756,065
Dreyfus VIF Opportunistic Small Cap Portfolio		35,169		99,376
Federated Fund for U.S. Government Securities II		8,345,306		5,500,991
Federated Managed Tail Risk Fund II		43,209		177,876
Federated Managed Volatility Fund II		35,415		33,511
Franklin Small Cap Value VIP Fund		1,680,754		1,607,177
Great-West SecureFoundation Balanced Fund		64,045,273		2,594,907
Invesco V.I. Comstock Fund		1,066,880		2,714,562
Invesco V.I. Core Equity Fund		492,713		265,165
Invesco V.I. Growth & Income Fund		3,029,085		2,177,720
Invesco V.I. High Yield Fund		1,184,083		575,660
Invesco V.I. International Growth Fund		4,092,401		3,096,390
Invesco V.I. Mid Cap Core Equity Fund		330,172		562,635
Invesco V.I. Small Cap Equity Fund		1,515,221		735,926
Invesco V.I. Technology Fund		1,274,608		561,013
Ivy Funds VIP International Core Equity		128,778		134
Janus Aspen Balanced Portfolio Institutional Shares		4,318,037		613,897
Janus Aspen Balanced Portfolio Service Shares		16,874,357		16,036,464
Janus Aspen Flexible Bond Portfolio Institutional Shares		3,927,212		1,728,785
Janus Aspen Flexible Bond Portfolio Service Shares		9,883,848		15,785,392
Janus Aspen Global Research Portfolio		1,307,201		1,784,669
Janus Aspen Global Technology Portfolio Institutional Shares		327,731		1,060
Janus Aspen Global Technology Portfolio Service Shares		1,336,343		489,317
Janus Aspen Janus Portfolio		1,462,036		633,703
Janus Aspen Overseas Portfolio Institutional Shares		160,157		567,127

Investment Division		Purchases		Sales
Janus Aspen Overseas Portfolio Service Shares	$	588,774	$	626,976
JPMorgan Insurance Trust Small Cap Core Portfolio		902,530		239,024
Lazard Retirement Emerging Markets Equity Portfolio		2,943,727		4,036,653
LVIP Baron Growth Opportunities Fund		3,567,413		3,326,026
MFS International Value Portfolio		8,393,935		4,012,457
MFS Utilities Series		2,974,270		4,803,343
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio		620,492		119,706
Neuberger Berman AMT Socially Responsive Portfolio		52,592		13
NVIT Mid Cap Index Fund		3,580,601		2,754,744
Oppenheimer Global Fund/VA		6,202,642		4,378,262
Opperheimer Main Street Small Cap Fund/VA		2,015,168		353,045
Oppenheimer International Growth Fund/VA		4,088,859		2,545,137
Pimco VIT Commodity RealReturn Strategy Portfolio		396,944		155,954
Pimco VIT High Yield Portfolio		9,972,158		18,458,047
Pimco VIT Low Duration Portfolio		11,861,305		14,982,486
Pimco VIT Real Return Portfolio		611,694		24,187
Pimco VIT Total Return Portfolio		22,850,936		23,571,810
Pioneer Emerging Markets VCT Portfolio		35,984		14,183
Pioneer Fund VCT Portfolio		979,933		534,719
Pioneer Mid Cap Value VCT Portfolio		980,129		1,673,974
Pioneer Select Mid Cap Growth VCT Portfolio		892,065		820,761
Prudential Series Fund Equity Portfolio		2,015		332,147
Prudential Series Fund Natural Resources Portfolio		73,996		240,012
Putnam VT American Government Income Fund		7,409,423		3,875,268
Putnam VT Equity Income Fund		3,089,627		2,286,883
Putnam VT Global Healthcare Fund		5,286,006		6,469,350
Putnam VT Income Fund		297,950		3,960
Putnam VT International Value Fund		168,365		162
Putnam VT Investors Fund		532,362		347,716
Royce Capital Fund - Small-Cap Portfolio		1,175,298		1,703,974
Schwab Markettrack Growth Portfolio		2,755,845		4,155,907
Schwab Money Market Portfolio		66,621,078		65,407,113
Schwab S&P 500 Index Portfolio		42,893,959		27,482,217
Sentinel Variable Products Bond Fund		4,954,405		3,782,167
Sentinel Variable Products Common Stock Fund		2,171,769		2,125,618
Sentinel Variable Products Small Company Fund		1,509,464		389,642
T. Rowe Price Health Sciences Portfolio		538,870		64,898
T. Rowe Price Health Sciences Portfolio Class II		4,163,787		2,955,743
Templeton Foreign VIP Fund		2,350,262		1,683,088
Templeton Global Bond VIP Fund		4,201,222		1,014,182
Third Avenue Value Portfolio		100,252		397,005
Touchstone VST Mid Cap Growth Fund		719,438		303,265
Universal Institutional Fund U.S. Real Estate Portfolio		2,346,844		2,425,524
Van Eck VIP Global Hard Assets Fund		1,528,787		1,590,704
Van Eck VIP Unconstrained Emerging Markets Bond Fund		1,592,469		2,768,111
Vanguard VIF Capital Growth Portfolio		1,543,045		219,786
Vanguard VIF Diversified Value Portfolio		542,167		4,798
Vanguard VIF Mid-Cap Index Portfolio		1,336,035		201,156
Vanguard VIF REIT Index Portfolio		1,000,661		95,054
Vanguard VIF Small Company Growth Portfolio		573,033		12,250
Wells Fargo Advantage VT Discovery Fund		2,749,656		1,395,345
Wells Fargo Advantage VT Omega Growth Fund		737,445		67,139

Investment Division		Purchases		Sales
Wells Fargo Advantage VT Opportunity Fund	$	861,880	$	1,319,580
Wells Fargo Advantage VT Small Cap Value Fund		4,504		98,295

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts, from each participant account in the Schwab Select Annuity contract, a $25 annual maintenance charge on accounts under $50,000 as of each contract’s anniversary date. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution in any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select Annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource Annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the date the contract was issued and the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice Annuity contract equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice Annuity contract equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 0.95% for Schwab Advisor Choice annuity contracts and 1.00% for Schwab OneSource Choice annuity contracts. This charge is recorded as contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

Effective for the year ending December 31, 2013, the financial highlights for the Schwab OneSource Annuity contract and the Schwab Select Annuity contract have been combined to be consistent with the presentation of the financial statements. All five years of financial highlight information have been combined for presentation purposes.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
	Units (000s)	Unit Fair Value					Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)			(b)						(a)		(b)
INVESTMENT DIVISIONS
AB VPS GROWTH AND INCOME PORTFOLIO
2015	378	$	22.23	to	$	10.76	$6,820	1.43%	0.49%	to	0.85%	0.84%	to	1.20%
2014	360	$	22.04	to	$	10.62	$6,889	1.31%	0.65%	to	0.85%	8.62%	to	6.20%
2013	343	$	20.29	to	$	17.69	$6,465	1.36%	0.65%	to	0.85%	33.84%	to	34.12%
2012	386	$	15.16	to	$	13.19	$5,491	1.55%	0.65%	to	0.85%	16.53%	to	16.73%
2011	479	$	13.01	to	$	11.30	$5,785	1.35%	0.65%	to	0.85%	5.34%	to	5.61%
AB VPS GROWTH PORTFOLIO
2015	134	$	25.01	to	$	12.03	$2,389	0.00%	0.49%	to	0.85%	8.14%	to	8.52%
2014	89	$	23.13	to	$	16.98	$1,627	0.00%	0.65%	to	0.85%	12.34%	to	12.52%
2013	82	$	20.59	to	$	15.09	$1,326	0.26%	0.65%	to	0.85%	32.84%	to	33.19%
2012	146	$	15.50	to	$	11.33	$1,713	0.05%	0.65%	to	0.85%	12.97%	to	13.07%
2011	168	$	13.72	to	$	10.02	$1,741	0.00%	0.65%	to	0.85%	0.37%	to	0.60%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2015	719	$	14.51	to	$	9.34	$10,575	0.34%	0.49%	to	0.85%	(2.70) %	to	(2.34) %
2014	909	$	14.91	to	$	9.56	$13,824	0.00%	0.49%	to	0.85%	(2.04) %	to	(4.40) %
2013	923	$	15.22	to	$	15.48	$14,361	0.96%	0.65%	to	0.85%	12.66%	to	12.83%
2012	1,044	$	13.51	to	$	13.72	$14,374	1.62%	0.65%	to	0.85%	14.59%	to	14.81%
2011	1,268	$	11.79	to	$	11.95	$15,109	3.17%	0.65%	to	0.85%	(16.56) %	to	(16.38) %
AB VPS INTERNATIONAL VALUE PORTFOLIO (Effective date 05/01/2006)
2015	422	$	7.98	to	$	8.14	$3,427	2.38%	0.65%	to	0.85%	1.72%	to	1.93%
2014	476	$	7.85	to	$	7.98	$3,794	3.46%	0.65%	to	0.85%	(6.99) %	to	(6.88) %
2013	554	$	8.44	to	$	8.57	$4,735	6.04%	0.65%	to	0.85%	21.97%	to	22.25%
2012	662	$	6.92	to	$	7.01	$4,635	1.53%	0.65%	to	0.85%	13.63%	to	13.80%
2011	836	$	6.09	to	$	6.16	$5,258	3.62%	0.65%	to	0.85%	(19.97) %	to	(19.79) %
AB VPS REAL ESTATE INVESTMENT PORTFOLIO
2015	513	$	35.22	to	$	11.15	$18,927	1.55%	0.49%	to	0.85%	(0.05) %	to	0.31%
2014	452	$	35.24	to	$	11.12	$20,079	2.87%	0.49%	to	0.85%	24.30%	to	11.20%
2013	433	$	28.35	to	$	37.05	$15,784	1.44%	0.65%	to	0.85%	3.32%	to	3.52%
2012	474	$	27.44	to	$	35.79	$16,760	1.09%	0.65%	to	0.85%	20.14%	to	20.42%
2011	495	$	22.84	to	$	29.72	$14,395	1.48%	0.65%	to	0.85%	8.09%	to	8.31%
AB VPS SMALL/MID CAP VALUE PORTFOLIO (Effective date 05/01/2006)
2015	331	$	17.86	to	$	9.84	$5,665	0.76%	0.49%	to	0.85%	(6.29) %	to	(5.94) %
2014	334	$	19.06	to	$	10.45	$6,396	0.71%	0.65%	to	0.85%	8.30%	to	4.50%
2013	392	$	17.60	to	$	17.87	$6,957	0.66%	0.65%	to	0.85%	36.86%	to	37.15%
2012	321	$	12.86	to	$	13.03	$4,154	0.53%	0.65%	to	0.85%	17.77%	to	18.03%
2011	367	$	10.92	to	$	11.04	$4,039	0.51%	0.65%	to	0.85%	(9.15) %	to	(8.99) %
ALGER BALANCED PORTFOLIO
2015	46	$	16.86	to	$	16.33	$782	2.04%	0.65%	to	0.85%	0.61%	to	0.81%
2014	48	$	16.76	to	$	16.20	$811	1.98%	0.65%	to	0.85%	8.55%	to	8.72%
2013	51	$	15.44	to	$	14.90	$788	1.04%	0.65%	to	0.85%	14.29%	to	14.53%
2012	67	$	13.51	to	$	13.01	$902	1.44%	0.65%	to	0.85%	5.30%	to	5.52%
2011	80	$	12.83	to	$	12.33	$1,018	2.83%	0.65%	to	0.85%	(0.77) %	to	(0.56) %
ALGER CAPITAL APPRECIATION PORTFOLIO (Effective date 05/01/2015)
2015	16	$	10.00	to	$	10.01	$162	0.12%	0.49%	to	0.69%	(0.01) %	to	0.13%
ALGER LARGE CAP GROWTH PORTFOLIO
2015	1,101	$	33.09	to	$	10.83	$25,296	0.00%	0.49%	to	0.85%	0.86%	to	1.22%
2014	1,060	$	32.81	to	$	10.70	$24,990	0.16%	0.49%	to	0.85%	10.06%	to	7.00%
2013	1,057	$	29.81	to	$	14.80	$23,137	0.81%	0.65%	to	0.85%	33.92%	to	34.18%
2012	1,147	$	22.26	to	$	11.03	$18,561	1.17%	0.65%	to	0.85%	8.96%	to	9.10%
2011	1,212	$	20.43	to	$	10.11	$18,211	1.02%	0.65%	to	0.85%	(1.21) %	to	(0.98) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
	Units (000s)	Unit Fair Value					Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)			(b)						(a)		(b)
INVESTMENT DIVISIONS
ALGER MID CAP GROWTH PORTFOLIO
2015	206	$	23.21	to	$	10.34	$4,789	0.00%	0.65%	to	0.85%	(2.40) %	to	(2.20) %
2014	253	$	23.78	to	$	23.74	$5,993	0.00%	0.65%	to	0.85%	7.12%	to	7.32%
2013	268	$	21.66	to	$	22.12	$5,984	0.34%	0.65%	to	0.85%	34.71%	to	34.96%
2012	282	$	16.08	to	$	16.39	$4,678	0.00%	0.65%	to	0.85%	15.27%	to	15.50%
2011	369	$	13.95	to	$	14.19	$5,278	0.36%	0.65%	to	0.85%	(9.06) %	to	(8.92) %
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2015	1,075	$	19.84	to	$	10.17	$18,077	1.74%	0.49%	to	0.85%	(3.40) %	to	(3.05) %
2014	892	$	20.54	to	$	10.49	$17,084	1.46%	0.49%	to	0.85%	8.91%	to	4.90%
2013	705	$	18.56	to	$	18.95	$13,328	1.62%	0.65%	to	0.85%	16.44%	to	16.69%
2012	626	$	15.94	to	$	16.24	$10,170	2.14%	0.65%	to	0.85%	10.85%	to	11.08%
2011	561	$	14.38	to	$	14.62	$8,184	1.95%	0.65%	to	0.85%	4.43%	to	4.65%
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
2015	310	$	21.38	to	$	10.05	$5,120	2.13%	0.49%	to	0.85%	(6.42) %	to	(6.09) %
2014	267	$	22.84	to	$	10.70	$5,031	2.03%	0.49%	to	0.85%	11.52%	to	7.00%
2013	182	$	20.48	to	$	17.70	$3,396	2.20%	0.65%	to	0.85%	34.65%	to	34.91%
2012	206	$	15.21	to	$	13.12	$2,844	2.05%	0.65%	to	0.85%	13.85%	to	13.99%
2011	273	$	13.36	to	$	11.51	$3,268	1.54%	0.65%	to	0.85%	2.22%	to	2.49%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2015	279	$	24.06	to	$	9.37	$4,832	0.36%	0.49%	to	0.85%	(0.10) %	to	0.27%
2014	249	$	24.09	to	$	9.34	$4,572	1.65%	0.49%	to	0.85%	(6.30) %	to	(6.60) %
2013	259	$	25.71	to	$	15.90	$5,194	1.74%	0.65%	to	0.85%	21.37%	to	21.56%
2012	294	$	21.18	to	$	13.08	$4,969	0.88%	0.65%	to	0.85%	20.14%	to	20.44%
2011	338	$	17.63	to	$	10.86	$4,816	1.46%	0.65%	to	0.85%	(12.77) %	to	(12.63) %
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND (Effective date 05/01/2009)
2015	334	$	25.36	to	$	10.71	$7,558	1.49%	0.49%	to	0.85%	(2.41) %	to	(2.06) %
2014	333	$	25.98	to	$	10.92	$8,296	1.02%	0.65%	to	0.85%	15.26%	to	9.20%
2013	256	$	22.54	to	$	22.75	$5,802	1.07%	0.65%	to	0.85%	28.80%	to	29.04%
2012	191	$	17.50	to	$	17.63	$3,354	1.89%	0.65%	to	0.85%	15.21%	to	15.46%
2011	163	$	15.19	to	$	15.27	$2,489	1.26%	0.65%	to	0.85%	(1.68) %	to	(1.48) %
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2015	1,033	$	23.37	to	$	10.22	$22,654	2.11%	0.49%	to	0.85%	(4.70) %	to	(4.36) %
2014	1,150	$	24.52	to	$	10.69	$27,598	1.52%	0.49%	to	0.85%	12.12%	to	6.90%
2013	1,145	$	21.68	to	$	22.14	$25,305	1.66%	0.65%	to	0.85%	30.60%	to	30.85%
2012	1,109	$	16.60	to	$	16.92	$18,749	1.92%	0.65%	to	0.85%	13.62%	to	13.86%
2011	1,146	$	14.61	to	$	14.86	$17,013	2.03%	0.65%	to	0.85%	0.14%	to	0.34%
AMERICAN FUNDS IS GLOBAL GROWTH FUND (Effective date 05/29/2014)
2015	49	$	10.85	to	$	10.88	$535	1.74%	0.49%	to	0.69%	6.50%	to	6.71%
2014	12	$	10.18	to	$	10.20	$121	2.34%	0.49%	to	0.69%	1.80%	to	2.00%
BLACKROCK GLOBAL ALLOCATION VI FUND (Effective date 05/01/2014)
2015	422	$	9.89	to	$	9.82	$4,175	1.38%	0.49%	to	0.85%	(1.55) %	to	(1.20) %
2014	145	$	10.04	to	$	9.94	$1,456	3.49%	0.49%	to	0.85%	0.40%	to	(0.60) %
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II (Effective date 05/01/2009)
2015	92	$	22.62	to	$	10.75	$1,817	0.00%	0.49%	to	0.85%	0.40%	to	0.77%
2014	102	$	22.53	to	$	10.67	$2,184	0.00%	0.49%	to	0.85%	7.90%	to	6.70%
2013	100	$	20.88	to	$	21.08	$2,094	0.22%	0.65%	to	0.85%	40.80%	to	41.10%
2012	82	$	14.83	to	$	14.94	$1,218	0.00%	0.65%	to	0.85%	10.18%	to	10.42%
2011	103	$	13.46	to	$	13.53	$1,392	0.00%	0.65%	to	0.85%	(12.88) %	to	(12.71) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
	Units (000s)	Unit Fair Value					Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)			(b)						(a)		(b)
INVESTMENT DIVISIONS
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND (Effective date 03/11/2011)
2015	483	$	16.51	to	$	12.63	$7,961	0.00%	0.49%	to	0.85%	8.88%	to	9.29%
2014	488	$	15.16	to	$	11.54	$7,408	0.00%	0.65%	to	0.85%	24.06%	to	15.40%
2013	401	$	12.22	to	$	12.29	$4,928	0.00%	0.65%	to	0.85%	24.44%	to	24.65%
2012	429	$	9.82	to	$	9.86	$4,233	0.00%	0.65%	to	0.85%	6.05%	to	6.36%
2011	447	$	9.26	to	$	9.27	$4,144	0.00%	0.65%	to	0.85%	(7.40) %	to	(7.30) %
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (Effective date 05/01/2009)
2015	63	$	20.51	to	$	9.42	$1,047	0.59%	0.49%	to	0.85%	(7.11) %	to	(6.78) %
2014	44	$	22.08	to	$	10.11	$965	0.55%	0.49%	to	0.85%	2.17%	to	1.10%
2013	63	$	21.61	to	$	21.81	$1,366	1.41%	0.65%	to	0.85%	32.90%	to	33.15%
2012	48	$	16.26	to	$	16.38	$787	0.30%	0.65%	to	0.85%	10.31%	to	10.53%
2011	67	$	14.74	to	$	14.82	$996	0.88%	0.65%	to	0.85%	(6.94) %	to	(6.73) %
DELAWARE VIP EMERGING MARKETS SERIES (Effective date 05/01/2014)
2015	140	$	7.91	to	$	7.59	$1,096	0.61%	0.49%	to	0.85%	(15.23) %	to	(14.92) %
2014	40	$	9.33	to	$	8.92	$367	0.00%	0.49%	to	0.85%	(6.70) %	to	(10.80) %
DELAWARE VIP SMALL CAP VALUE SERIES
2015	599	$	29.37	to	$	9.59	$18,348	0.73%	0.49%	to	0.85%	(7.01) %	to	(6.68) %
2014	639	$	31.58	to	$	10.26	$21,925	0.55%	0.65%	to	0.85%	4.95%	to	2.60%
2013	675	$	29.42	to	$	35.09	$22,298	0.73%	0.65%	to	0.85%	32.34%	to	32.67%
2012	713	$	22.23	to	$	26.45	$17,817	0.59%	0.65%	to	0.85%	12.96%	to	13.18%
2011	796	$	19.68	to	$	23.37	$17,633	0.52%	0.65%	to	0.85%	(2.19) %	to	(1.97) %
DELAWARE VIP SMID CAP GROWTH SERIES
2015	311	$	29.37	to	$	11.90	$7,855	0.37%	0.49%	to	0.85%	6.63%	to	7.01%
2014	258	$	27.55	to	$	11.12	$6,520	0.07%	0.49%	to	0.85%	2.30%	to	11.20%
2013	347	$	20.81	to	$	27.40	$8,627	0.02%	0.65%	to	0.85%	40.11%	to	40.37%
2012	299	$	14.85	to	$	19.52	$5,257	0.26%	0.65%	to	0.85%	10.08%	to	10.34%
2011	332	$	13.49	to	$	17.69	$5,223	1.09%	0.65%	to	0.85%	7.23%	to	7.41%
DEUTSCHE CAPITAL GROWTH VIP
2015	1,114	$	26.24	to	$	11.93	$21,734	0.67%	0.49%	to	0.85%	7.70%	to	8.09%
2014	941	$	24.36	to	$	11.04	$17,261	0.61%	0.49%	to	0.85%	12.00%	to	10.40%
2013	985	$	21.75	to	$	15.48	$16,430	1.28%	0.65%	to	0.85%	33.52%	to	33.68%
2012	1,067	$	16.29	to	$	11.58	$13,179	0.84%	0.65%	to	0.85%	15.04%	to	15.34%
2011	952	$	14.16	to	$	10.04	$10,136	0.65%	0.65%	to	0.85%	(5.28) %	to	(5.10) %
DEUTSCHE CORE EQUITY VIP
2015	536	$	21.49	to	$	11.36	$10,410	0.78%	0.49%	to	0.85%	4.36%	to	4.73%
2014	491	$	20.60	to	$	10.84	$9,474	1.08%	0.65%	to	0.85%	10.87%	to	8.40%
2013	470	$	14.23	to	$	18.90	$8,328	1.46%	0.65%	to	0.85%	36.17%	to	36.46%
2012	531	$	10.45	to	$	13.85	$6,823	1.45%	0.65%	to	0.85%	4.81%	to	15.03%
2011	753	$	9.97	to	$	12.04	$8,747	1.28%	0.65%	to	0.85%	(1.38) %	to	(1.15) %
DEUTSCHE GLOBAL SMALL CAP VIP (Effective date 05/01/2014)
2015	44	$	9.58	to	$	9.62	$423	0.62%	0.49%	to	0.85%	0.30%	to	0.67%
2014	10	$	9.55	to	$	9.56	$94	0.00%	0.49%	to	0.85%	(4.50) %	to	(4.40) %
DEUTSCHE LARGE CAP VALUE VIP
2015	636	$	16.42	to	$	9.72	$10,185	1.58%	0.49%	to	0.85%	(7.66) %	to	(7.32) %
2014	799	$	17.78	to	$	10.49	$14,278	1.59%	0.49%	to	0.85%	9.75%	to	4.90%
2013	712	$	16.20	to	$	16.48	$11,659	1.91%	0.65%	to	0.85%	29.81%	to	30.07%
2012	764	$	12.48	to	$	12.67	$9,638	1.83%	0.65%	to	0.85%	8.90%	to	9.04%
2011	795	$	11.46	to	$	11.62	$9,187	1.77%	0.65%	to	0.85%	(0.95) %	to	(0.68) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
	Units (000s)	Unit Fair Value					Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)			(b)						(a)		(b)
INVESTMENT DIVISIONS
DEUTSCHE SMALL CAP INDEX VIP
2015	780	$	26.63	to	$	10.07	$17,720	1.04%	0.49%	to	0.85%	(5.40) %	to	(5.06) %
2014	726	$	28.15	to	$	10.61	$18,614	0.93%	0.49%	to	0.85%	3.84%	to	6.10%
2013	698	$	27.11	to	$	24.98	$18,240	1.58%	0.65%	to	0.85%	37.47%	to	37.71%
2012	672	$	19.72	to	$	18.14	$12,787	0.88%	0.65%	to	0.85%	15.25%	to	15.54%
2011	725	$	17.11	to	$	15.70	$11,979	0.92%	0.65%	to	0.85%	(5.21) %	to	(5.08) %
DEUTSCHE SMALL MID CAP GROWTH VIP
2015	77	$	20.67	to	$	10.62	$1,182	0.00%	0.49%	to	0.85%	(1.74) %	to	(1.38) %
2014	41	$	21.03	to	$	10.76	$640	0.00%	0.49%	to	0.85%	4.78%	to	7.60%
2013	35	$	20.07	to	$	13.44	$537	0.12%	0.65%	to	0.85%	41.64%	to	41.77%
2012	36	$	14.17	to	$	9.48	$384	0.00%	0.65%	to	0.85%	13.36%	to	13.67%
2011	42	$	12.50	to	$	8.34	$406	0.59%	0.65%	to	0.85%	(4.73) %	to	(4.58) %
DEUTSCHE SMALL MID CAP VALUE VIP (Effective date 05/01/2006)
2015	322	$	16.08	to	$	10.05	$5,143	0.29%	0.49%	to	0.85%	(2.74) %	to	(2.39) %
2014	338	$	16.53	to	$	10.29	$5,664	0.82%	0.65%	to	0.85%	4.62%	to	2.90%
2013	424	$	15.80	to	$	16.04	$6,782	1.20%	0.65%	to	0.85%	34.13%	to	34.34%
2012	449	$	11.78	to	$	11.94	$5,350	1.13%	0.65%	to	0.85%	12.73%	to	13.07%
2011	523	$	10.45	to	$	10.56	$5,528	1.09%	0.65%	to	0.85%	(6.86) %	to	(6.71) %
DFA VA US TARGETED VALUE PORTFOLIO (Effective date 05/29/2014)
2015	69	$	9.53	to	$	9.56	$658	1.59%	0.49%	to	0.69%	(5.88) %	to	(5.69) %
2014	25	$	10.12	to	$	10.14	$249	1.66%	0.49%	to	0.69%	1.20%	to	1.40%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2015	102	$	26.34	to	$	10.46	$2,123	0.57%	0.49%	to	0.85%	(3.12) %	to	(2.77) %
2014	77	$	27.18	to	$	10.76	$1,837	0.82%	0.49%	to	0.85%	11.12%	to	7.60%
2013	53	$	24.30	to	$	24.82	$1,326	1.40%	0.65%	to	0.85%	33.81%	to	34.09%
2012	60	$	18.16	to	$	18.51	$1,129	0.47%	0.65%	to	0.85%	18.69%	to	18.88%
2011	76	$	15.30	to	$	15.57	$1,191	0.53%	0.65%	to	0.85%	(0.46) %	to	(0.26) %
DREYFUS VIF APPRECIATION PORTFOLIO
2015	550	$	18.60	to	$	10.03	$9,795	1.65%	0.49%	to	0.85%	(3.29) %	to	(2.95) %
2014	724	$	19.24	to	$	10.33	$13,589	1.84%	0.65%	to	0.85%	7.19%	to	3.30%
2013	830	$	16.42	to	$	18.30	$14,618	1.93%	0.65%	to	0.85%	20.12%	to	20.32%
2012	973	$	13.67	to	$	15.21	$14,235	3.62%	0.65%	to	0.85%	9.45%	to	9.74%
2011	903	$	12.49	to	$	13.86	$12,047	1.60%	0.65%	to	0.85%	8.14%	to	8.28%
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2015	248	$	22.30	to	$	10.79	$3,955	0.86%	0.49%	to	0.85%	0.73%	to	1.09%
2014	229	$	22.14	to	$	10.66	$3,881	0.76%	0.65%	to	0.85%	9.17%	to	6.60%
2013	219	$	20.28	to	$	16.08	$3,577	0.93%	0.65%	to	0.85%	35.65%	to	35.93%
2012	195	$	14.95	to	$	11.83	$2,362	1.42%	0.65%	to	0.85%	17.07%	to	17.36%
2011	223	$	12.77	to	$	10.08	$2,321	1.28%	0.65%	to	0.85%	(3.62) %	to	(3.45) %
DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO
2015	34	$	18.53	to	$	16.36	$563	0.00%	0.65%	to	0.85%	(3.09) %	to	(2.91) %
2014	38	$	19.12	to	$	16.85	$649	0.00%	0.65%	to	0.85%	0.74%	to	0.96%
2013	41	$	18.98	to	$	16.69	$689	0.00%	0.65%	to	0.85%	47.34%	to	47.57%
2012	47	$	12.88	to	$	11.31	$541	0.00%	0.65%	to	0.85%	19.48%	to	19.81%
2011	52	$	10.78	to	$	9.44	$504	0.42%	0.65%	to	0.85%	(14.51) %	to	(14.42) %
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
2015	2,381	$	19.75	to	$	10.14	$37,772	2.70%	0.49%	to	0.85%	(0.33) %	to	0.03%
2014	2,100	$	19.82	to	$	10.14	$35,765	2.85%	0.49%	to	0.85%	3.77%	to	1.40%
2013	2,200	$	19.10	to	$	14.67	$36,219	3.41%	0.65%	to	0.85%	(2.90) %	to	(2.65) %
2012	2,578	$	19.67	to	$	15.07	$43,685	3.91%	0.65%	to	0.85%	2.13%	to	2.31%
2011	2,882	$	19.26	to	$	14.73	$47,647	4.19%	0.65%	to	0.85%	4.84%	to	5.06%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
	Units (000s)	Unit Fair Value					Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)			(b)						(a)		(b)
INVESTMENT DIVISIONS
FEDERATED MANAGED TAIL RISK FUND II
2015	120	$	17.29	to	$	17.29	$2,111	1.69%	0.85%	to	0.85%	(7.27) %	to	(7.27) %
2014	129	$	18.64	to	$	18.64	$2,437	1.77%	0.85%	to	0.85%	(1.84) %	to	(1.84) %
2013	141	$	18.99	to	$	18.99	$2,704	1.02%	0.85%	to	0.85%	15.51%	to	15.51%
2012	163	$	16.44	to	$	16.44	$2,709	0.54%	0.85%	to	0.85%	9.24%	to	9.24%
2011	172	$	15.05	to	$	15.05	$2,616	0.73%	0.85%	to	0.85%	(6.11) %	to	(6.11) %
FEDERATED MANAGED VOLATILITY FUND II
2015	33	$	19.98	to	$	19.98	$681	4.30%	0.85%	to	0.85%	(8.34) %	to	(8.34) %
2014	34	$	21.80	to	$	21.80	$769	3.25%	0.85%	to	0.85%	3.02%	to	3.02%
2013	38	$	21.16	to	$	21.16	$828	2.90%	0.85%	to	0.85%	20.71%	to	20.71%
2012	41	$	17.53	to	$	17.53	$713	2.91%	0.85%	to	0.85%	12.59%	to	12.59%
2011	41	$	15.57	to	$	15.57	$639	3.96%	0.85%	to	0.85%	3.94%	to	3.94%
FRANKLIN SMALL CAP VALUE VIP FUND (Effective date 05/01/2006)
2015	243	$	14.78	to	$	9.18	$3,537	0.65%	0.49%	to	0.85%	(8.17) %	to	(7.84) %
2014	273	$	16.09	to	$	9.96	$4,423	0.60%	0.49%	to	0.85%	(0.31) %	to	(0.40) %
2013	352	$	16.13	to	$	16.38	$5,784	1.12%	0.65%	to	0.85%	35.09%	to	35.37%
2012	239	$	11.94	to	$	12.10	$2,882	0.76%	0.65%	to	0.85%	17.40%	to	17.59%
2011	304	$	10.17	to	$	10.29	$3,113	0.71%	0.65%	to	0.85%	(4.60) %	to	(4.37) %
GREAT-WEST SECUREFOUNDATION BALANCED FUND (Effective date 05/29/2014)
2015	7,901	$	10.07	to	$	10.13	$79,792	2.25%	0.49%	to	0.85%	(1.51) %	to	(1.15) %
2014	2,214	$	10.23	to	$	10.25	$22,657	2.50%	0.49%	to	0.85%	2.30%	to	2.50%
INVESCO V.I. COMSTOCK FUND
2015	354	$	17.46	to	$	9.82	$5,865	1.87%	0.49%	to	0.85%	(6.78) %	to	(6.45) %
2014	441	$	18.73	to	$	10.50	$7,981	1.34%	0.49%	to	0.85%	8.52%	to	5.00%
2013	354	$	17.26	to	$	17.57	$6,190	1.87%	0.65%	to	0.85%	34.84%	to	35.15%
2012	261	$	12.80	to	$	13.00	$3,388	1.90%	0.65%	to	0.85%	18.19%	to	18.40%
2011	218	$	10.83	to	$	10.98	$2,380	1.78%	0.65%	to	0.85%	(2.70) %	to	(2.49) %
INVESCO V.I. CORE EQUITY FUND
2015	138	$	28.48	to	$	28.48	$3,967	1.13%	0.85%	to	0.85%	(6.57) %	to	(6.57) %
2014	145	$	30.48	to	$	30.48	$4,479	0.85%	0.85%	to	0.85%	7.21%	to	7.21%
2013	162	$	28.43	to	$	28.43	$4,647	1.36%	0.85%	to	0.85%	28.18%	to	28.18%
2012	184	$	22.18	to	$	22.18	$4,119	0.97%	0.85%	to	0.85%	12.88%	to	12.88%
2011	231	$	19.65	to	$	19.65	$4,545	0.96%	0.85%	to	0.85%	(0.91) %	to	(0.91) %
INVESCO V.I. GROWTH & INCOME FUND
2015	588	$	18.51	to	$	10.22	$10,786	2.86%	0.49%	to	0.85%	(3.88) %	to	(3.54) %
2014	634	$	19.26	to	$	10.60	$12,394	1.79%	0.49%	to	0.85%	9.37%	to	6.00%
2013	742	$	17.61	to	$	17.92	$13,250	1.53%	0.65%	to	0.85%	32.91%	to	33.23%
2012	670	$	13.25	to	$	13.45	$9,017	1.50%	0.65%	to	0.85%	13.73%	to	13.89%
2011	794	$	11.65	to	$	11.81	$9,348	1.26%	0.65%	to	0.85%	(2.84) %	to	(2.64) %
INVESCO V.I. HIGH YIELD FUND
2015	195	$	21.83	to	$	9.40	$3,651	5.60%	0.49%	to	0.85%	(3.99) %	to	(3.64) %
2014	158	$	22.74	to	$	9.75	$3,385	4.67%	0.49%	to	0.85%	0.89%	to	(2.50) %
2013	130	$	22.54	to	$	19.90	$2,922	4.92%	0.65%	to	0.85%	6.10%	to	6.36%
2012	142	$	21.24	to	$	18.71	$2,995	5.10%	0.65%	to	0.85%	16.13%	to	16.36%
2011	167	$	18.29	to	$	16.08	$3,029	7.14%	0.65%	to	0.85%	0.11%	to	0.31%
INVESCO V.I. INTERNATIONAL GROWTH FUND (Effective date 05/01/2006)
2015	977	$	13.49	to	$	9.32	$12,808	1.50%	0.49%	to	0.85%	(3.17) %	to	(2.82) %
2014	898	$	13.93	to	$	9.59	$12,441	1.59%	0.49%	to	0.85%	(0.50) %	to	(4.10) %
2013	942	$	14.00	to	$	14.22	$13,361	1.20%	0.65%	to	0.85%	18.04%	to	18.30%
2012	837	$	11.86	to	$	12.02	$10,023	1.50%	0.65%	to	0.85%	14.48%	to	14.80%
2011	857	$	10.36	to	$	10.47	$8,945	1.55%	0.65%	to	0.85%	(7.50) %	to	(7.35) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
	Units (000s)	Unit Fair Value					Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)			(b)						(a)		(b)
INVESTMENT DIVISIONS
INVESCO V.I. MID CAP CORE EQUITY FUND (Effective date 05/01/2009)
2015	129	$	18.15	to	$	9.55	$2,300	0.33%	0.49%	to	0.85%	(4.84) %	to	(4.50) %
2014	149	$	19.08	to	$	19.30	$2,865	0.04%	0.65%	to	0.85%	3.58%	to	3.76%
2013	144	$	18.42	to	$	18.60	$2,669	0.79%	0.65%	to	0.85%	27.74%	to	28.01%
2012	109	$	14.42	to	$	14.53	$1,578	0.06%	0.65%	to	0.85%	9.99%	to	10.24%
2011	120	$	13.11	to	$	13.18	$1,585	0.31%	0.65%	to	0.85%	(7.15) %	to	(6.99) %
INVESCO V.I. SMALL CAP EQUITY FUND (Effective date 05/01/2009)
2015	129	$	22.40	to	$	9.91	$2,478	0.00%	0.49%	to	0.85%	(6.32) %	to	(5.98) %
2014	100	$	23.91	to	$	10.54	$2,385	0.00%	0.49%	to	0.85%	1.49%	to	5.40%
2013	104	$	23.56	to	$	23.78	$2,458	0.01%	0.65%	to	0.85%	36.34%	to	36.59%
2012	66	$	17.28	to	$	17.41	$1,148	0.00%	0.65%	to	0.85%	12.94%	to	13.13%
2011	79	$	15.30	to	$	15.39	$1,209	0.00%	0.65%	to	0.85%	(1.61) %	to	(1.35) %
INVESCO V.I. TECHNOLOGY FUND
2015	429	$	23.11	to	$	11.33	$2,987	0.00%	0.49%	to	0.85%	5.91%	to	6.29%
2014	408	$	21.82	to	$	10.66	$2,361	0.00%	0.49%	to	0.85%	10.09%	to	6.60%
2013	380	$	19.82	to	$	9.16	$1,654	0.00%	0.65%	to	0.85%	24.11%	to	24.29%
2012	492	$	15.97	to	$	7.37	$1,696	0.00%	0.65%	to	0.85%	10.29%	to	10.66%
2011	582	$	14.48	to	$	6.66	$1,796	0.17%	0.65%	to	0.85%	(5.85) %	to	(5.67) %
IVY FUNDS VIP INTERNATIONAL CORE EQUITY (Effective date 05/01/2015)
2015	14	$	8.99	to	$	9.00	$129	0.00%	0.49%	to	0.69%	(10.08) %	to	(9.96) %
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2015	709	$	24.05	to	$	10.42	$11,741	1.95%	0.49%	to	0.85%	(0.23) %	to	0.12%
2014	377	$	24.11	to	$	10.41	$8,548	1.69%	0.49%	to	0.85%	7.63%	to	4.10%
2013	404	$	22.05	to	$	22.52	$9,064	2.24%	0.65%	to	0.85%	19.09%	to	19.34%
2012	463	$	18.51	to	$	18.87	$8,715	2.79%	0.65%	to	0.85%	12.66%	to	12.86%
2011	516	$	16.43	to	$	16.72	$8,647	2.61%	0.65%	to	0.85%	0.80%	to	1.03%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES (Effective date 05/01/2007)
2015	4,591	$	16.60	to	$	10.36	$70,239	1.62%	0.65%	to	0.85%	(0.44) %	to	(0.24) %
2014	4,357	$	16.67	to	$	10.38	$72,208	1.54%	0.65%	to	0.85%	7.27%	to	3.80%
2013	3,611	$	15.54	to	$	15.75	$57,602	2.06%	0.65%	to	0.85%	18.81%	to	19.05%
2012	2,979	$	13.08	to	$	13.23	$39,676	2.58%	0.65%	to	0.85%	12.37%	to	12.69%
2011	2,790	$	11.64	to	$	11.74	$32,858	2.40%	0.65%	to	0.85%	0.52%	to	0.69%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2015	1,059	$	21.77	to	$	10.04	$18,126	2.38%	0.49%	to	0.85%	(0.63) %	to	(0.27) %
2014	800	$	21.91	to	$	10.06	$16,367	3.38%	0.49%	to	0.85%	4.04%	to	0.60%
2013	830	$	16.04	to	$	20.04	$17,036	4.04%	0.65%	to	0.85%	(0.99) %	to	(0.79) %
2012	956	$	16.20	to	$	20.20	$20,266	3.74%	0.65%	to	0.85%	7.43%	to	7.62%
2011	1,171	$	15.08	to	$	18.77	$22,721	7.34%	0.65%	to	0.85%	5.82%	to	6.11%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES (Effective date 05/01/2007)
2015	3,177	$	15.02	to	$	9.97	$47,506	1.89%	0.65%	to	0.85%	(0.91) %	to	(0.71) %
2014	3,570	$	15.15	to	$	10.04	$54,600	3.23%	0.65%	to	0.85%	3.77%	to	0.40%
2013	2,632	$	14.60	to	$	14.79	$38,911	3.63%	0.65%	to	0.85%	(1.15) %	to	(1.00) %
2012	3,009	$	14.77	to	$	14.94	$44,907	3.48%	0.65%	to	0.85%	7.18%	to	7.40%
2011	2,674	$	13.78	to	$	13.91	$37,189	6.89%	0.65%	to	0.85%	5.43%	to	5.70%
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
2015	401	$	24.58	to	$	10.03	$8,191	0.67%	0.49%	to	0.85%	(3.11) %	to	(2.77) %
2014	412	$	25.37	to	$	10.32	$8,946	1.09%	0.49%	to	0.85%	6.55%	to	3.20%
2013	344	$	23.81	to	$	12.21	$7,763	1.21%	0.65%	to	0.85%	27.33%	to	27.59%
2012	385	$	18.70	to	$	9.57	$6,800	0.85%	0.65%	to	0.85%	19.11%	to	19.33%
2011	449	$	15.70	to	$	8.02	$6,737	0.58%	0.65%	to	0.85%	(14.49) %	to	(14.32) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
	Units (000s)	Unit Fair Value					Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)			(b)						(a)		(b)
INVESTMENT DIVISIONS
JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES (Effective date 05/29/2014)
2015	28	$	11.21	to	$	11.24	$315	0.56%	0.49%	to	0.69%	4.13%	to	4.33%
JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES (Effective date 05/01/2014)
2015	86	$	11.53	to	$	11.18	$993	0.53%	0.65%	to	0.85%	3.76%	to	3.97%
2014	18	$	11.11	to	$	11.13	$201	0.00%	0.65%	to	0.85%	11.10%	to	11.30%
JANUS ASPEN JANUS PORTFOLIO
2015	251	$	29.86	to	$	29.86	$7,565	0.63%	0.85%	to	0.85%	4.45%	to	4.45%
2014	270	$	28.58	to	$	28.58	$7,776	0.36%	0.85%	to	0.85%	12.03%	to	12.03%
2013	312	$	25.51	to	$	25.51	$8,015	0.79%	0.85%	to	0.85%	29.23%	to	29.23%
2012	352	$	19.74	to	$	19.74	$6,953	0.55%	0.85%	to	0.85%	17.57%	to	17.57%
2011	401	$	16.79	to	$	16.79	$6,768	0.59%	0.85%	to	0.85%	(6.10) %	to	(6.10) %
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2015	183	$	21.89	to	$	21.89	$4,066	0.59%	0.85%	to	0.85%	(9.36) %	to	(9.36) %
2014	207	$	24.15	to	$	24.15	$5,011	5.85%	0.85%	to	0.85%	(12.63) %	to	(12.63) %
2013	231	$	27.64	to	$	27.64	$6,409	3.16%	0.85%	to	0.85%	13.60%	to	13.60%
2012	278	$	24.33	to	$	24.33	$6,784	0.69%	0.85%	to	0.85%	12.48%	to	12.48%
2011	341	$	21.63	to	$	21.63	$7,398	0.47%	0.85%	to	0.85%	(32.74) %	to	(32.74) %
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES (Effective date 05/01/2007)
2015	212	$	8.34	to	$	8.34	$1,795	0.51%	0.85%	to	0.85%	(9.57) %	to	(9.57) %
2014	227	$	9.22	to	$	9.22	$2,112	5.75%	0.85%	to	0.85%	(12.85) %	to	(12.85) %
2013	263	$	10.58	to	$	10.58	$2,791	2.92%	0.85%	to	0.85%	13.28%	to	13.28%
2012	364	$	9.34	to	$	9.34	$3,406	0.60%	0.85%	to	0.85%	12.26%	to	12.26%
2011	365	$	8.32	to	$	8.32	$3,036	0.39%	0.85%	to	0.85%	(32.96) %	to	(32.96) %
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2015	85	$	28.16	to	$	10.25	$1,651	0.13%	0.49%	to	0.85%	(6.08) %	to	(5.75) %
2014	50	$	29.98	to	$	10.88	$1,213	0.12%	0.49%	to	0.85%	8.66%	to	8.80%
2013	39	$	27.59	to	$	23.68	$944	0.58%	0.65%	to	0.85%	41.05%	to	41.37%
2012	44	$	19.56	to	$	16.75	$756	0.21%	0.65%	to	0.85%	18.76%	to	18.96%
2011	49	$	16.47	to	$	14.08	$716	0.13%	0.65%	to	0.85%	(5.62) %	to	(5.38) %
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO (Effective date 05/01/2009)
2015	950	$	12.86	to	$	7.10	$11,429	1.07%	0.49%	to	0.85%	(20.73) %	to	(20.45) %
2014	983	$	16.23	to	$	8.92	$15,683	1.70%	0.49%	to	0.85%	(5.42) %	to	(10.80) %
2013	892	$	17.16	to	$	17.32	$15,450	1.43%	0.65%	to	0.85%	(2.11) %	to	(1.87) %
2012	862	$	17.53	to	$	17.65	$15,227	1.76%	0.65%	to	0.85%	21.06%	to	21.22%
2011	752	$	14.48	to	$	14.56	$10,919	1.89%	0.65%	to	0.85%	(18.70) %	to	(18.52) %
LVIP BARON GROWTH OPPORTUNITIES FUND
2015	692	$	34.47	to	$	10.15	$20,247	0.00%	0.49%	to	0.85%	(5.58) %	to	(5.23) %
2014	670	$	36.50	to	$	10.70	$22,761	0.17%	0.65%	to	0.85%	3.96%	to	7.00%
2013	782	$	35.11	to	$	31.16	$25,781	0.43%	0.65%	to	0.85%	38.88%	to	39.17%
2012	728	$	25.28	to	$	22.39	$17,236	1.16%	0.65%	to	0.85%	17.25%	to	17.47%
2011	840	$	21.56	to	$	19.06	$16,991	0.00%	0.65%	to	0.85%	3.16%	to	3.36%
MFS INTERNATIONAL VALUE PORTFOLIO (Effective date 05/01/2009)
2015	1,391	$	21.17	to	$	10.20	$25,542	1.85%	0.49%	to	0.85%	5.42%	to	5.80%
2014	1,063	$	20.08	to	$	9.64	$20,597	1.79%	0.49%	to	0.85%	0.25%	to	(3.60) %
2013	885	$	20.03	to	$	20.22	$17,878	1.39%	0.65%	to	0.85%	26.53%	to	26.85%
2012	732	$	15.83	to	$	15.94	$11,646	1.39%	0.65%	to	0.85%	14.96%	to	15.17%
2011	621	$	13.77	to	$	13.84	$8,577	1.14%	0.65%	to	0.85%	(2.62) %	to	(2.40) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
	Units (000s)	Unit Fair Value					Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)			(b)						(a)		(b)
INVESTMENT DIVISIONS
MFS UTILITIES SERIES
2015	447	$	12.47	to	$	8.52	$5,537	3.37%	0.49%	to	0.85%	(15.48) %	to	(15.18) %
2014	614	$	14.75	to	$	10.05	$9,097	2.02%	0.49%	to	0.85%	11.49%	to	0.50%
2013	449	$	13.23	to	$	13.38	$6,000	2.10%	0.65%	to	0.85%	19.19%	to	19.46%
2012	492	$	11.10	to	$	11.20	$5,493	6.74%	0.65%	to	0.85%	12.23%	to	12.45%
2011	489	$	9.89	to	$	9.96	$4,856	3.16%	0.65%	to	0.85%	5.66%	to	5.84%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO (Effective date 05/01/2006)
2015	56	$	14.83	to	$	9.84	$790	0.50%	0.49%	to	0.85%	(9.30) %	to	(8.97) %
2014	22	$	16.35	to	$	16.64	$396	0.83%	0.65%	to	0.85%	12.60%	to	12.81%
2013	14	$	14.52	to	$	14.75	$233	0.82%	0.65%	to	0.85%	35.57%	to	35.82%
2012	18	$	10.71	to	$	10.86	$220	0.37%	0.65%	to	0.85%	14.30%	to	14.68%
2011	23	$	9.37	to	$	9.47	$213	0.33%	0.65%	to	0.85%	(7.41) %	to	(7.34) %
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO (Effective date 05/01/2015)
2015	5	$	9.68	to	$	9.68	$52	0.00%	0.49%	to	0.49%	(3.22) %	to	(3.22) %
NVIT MID CAP INDEX FUND
2015	558	$	29.04	to	$	10.21	$14,540	0.85%	0.49%	to	0.85%	(3.60) %	to	(3.25) %
2014	541	$	30.12	to	$	10.56	$15,363	0.88%	0.49%	to	0.85%	8.27%	to	5.60%
2013	499	$	27.45	to	$	28.03	$14,036	0.98%	0.65%	to	0.85%	31.65%	to	31.91%
2012	479	$	20.85	to	$	21.25	$10,251	0.90%	0.65%	to	0.85%	16.29%	to	16.57%
2011	493	$	17.93	to	$	18.23	$9,008	0.66%	0.65%	to	0.85%	(3.50) %	to	(3.34) %
OPPENHEIMER GLOBAL FUND/VA
2015	1,244	$	29.06	to	$	10.23	$30,284	1.32%	0.49%	to	0.85%	3.06%	to	3.44%
2014	1,192	$	28.20	to	$	9.89	$29,837	1.11%	0.49%	to	0.85%	1.44%	to	(1.10) %
2013	1,205	$	27.80	to	$	22.84	$30,043	1.37%	0.65%	to	0.85%	26.24%	to	26.47%
2012	1,248	$	22.02	to	$	18.06	$24,678	2.15%	0.65%	to	0.85%	20.20%	to	20.48%
2011	1,419	$	18.32	to	$	14.99	$23,323	1.28%	0.65%	to	0.85%	(9.04) %	to	(8.88) %
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA (Effective date 05/01/2014)
2015	162	$	10.31	to	$	10.25	$1,669	0.73%	0.49%	to	0.85%	(6.70) %	to	(6.36) %
2014	21	$	11.05	to	$	10.93	$230	0.00%	0.65%	to	0.85%	10.50%	to	9.30%
OPPENHIEMER INTERNATIONAL GROWTH FUND/VA
2015	804	$	20.03	to	$	9.27	$14,410	1.13%	0.49%	to	0.85%	2.56%	to	2.92%
2014	715	$	19.53	to	$	9.01	$13,541	1.17%	0.49%	to	0.85%	(8.01) %	to	(9.90) %
2013	674	$	21.23	to	$	21.60	$14,517	1.34%	0.65%	to	0.85%	24.81%	to	25.00%
2012	601	$	17.01	to	$	17.28	$10,346	1.49%	0.65%	to	0.85%	21.15%	to	21.43%
2011	596	$	14.04	to	$	14.23	$8,460	0.98%	0.65%	to	0.85%	(7.93) %	to	(7.78) %
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO (Effective date 05/01/2014)
2015	69	$	5.45	to	$	5.49	$376	3.35%	0.49%	to	0.85%	(26.34) %	to	(26.06) %
2014	34	$	7.39	to	$	7.42	$254	0.28%	0.49%	to	0.85%	(26.10) %	to	(25.80) %
PIMCO VIT HIGH YIELD PORTFOLIO
2015	1,250	$	19.64	to	$	9.70	$25,838	5.24%	0.49%	to	0.85%	(2.47) %	to	(2.13) %
2014	1,632	$	20.14	to	$	9.91	$36,792	5.25%	0.49%	to	0.85%	2.49%	to	(0.90) %
2013	1,638	$	19.25	to	$	24.53	$36,378	5.45%	0.65%	to	0.85%	4.85%	to	5.05%
2012	1,895	$	18.36	to	$	23.35	$39,754	5.77%	0.65%	to	0.85%	13.33%	to	13.57%
2011	1,674	$	16.20	to	$	20.56	$30,937	6.95%	0.65%	to	0.85%	2.47%	to	2.65%
PIMCO VIT LOW DURATION PORTFOLIO
2015	5,585	$	13.26	to	$	9.92	$73,894	3.42%	0.49%	to	0.85%	(0.54) %	to	(0.18) %
2014	5,881	$	13.33	to	$	9.94	$79,347	1.12%	0.49%	to	0.85%	(0.07) %	to	(0.60) %
2013	5,957	$	13.28	to	$	13.56	$80,668	1.45%	0.65%	to	0.85%	(0.97) %	to	(0.80) %
2012	5,758	$	13.41	to	$	13.67	$78,783	1.90%	0.65%	to	0.85%	4.93%	to	5.15%
2011	5,702	$	12.78	to	$	13.00	$74,301	1.68%	0.65%	to	0.85%	0.24%	to	0.46%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
PIMCO VIT REAL RETURN PORTFOLIO (Effective date 05/29/2014)
2015	85	$9.34	to	$9.37	$791	6.39%	0.49%	to	0.69%	(3.37) %	to	(3.18) %
2014	27	$9.66	to	$9.68	$258	0.03%	0.49%	to	0.69%	(3.40) %	to	(3.20) %
PIMCO VIT TOTAL RETURN PORTFOLIO
2015	6,795	$15.73	to	$10.08	$104,032	4.96%	0.49%	to	0.85%	(0.40) %	to	(0.04) %
2014	6,953	$15.79	to	$10.08	$110,569	2.12%	0.49%	to	0.85%	3.41%	to	0.80%
2013	8,360	$15.27	to	$15.53	$129,646	2.19%	0.65%	to	0.85%	(2.80) %	to	(2.63) %
2012	9,438	$15.71	to	$15.95	$150,432	2.57%	0.65%	to	0.85%	8.72%	to	8.87%
2011	9,417	$14.45	to	$14.65	$137,870	2.63%	0.65%	to	0.85%	2.70%	to	2.95%
PIONEER EMERGING MARKETS VCT PORTFOLIO (Effective date 05/01/2008)
2015	32	$5.15	to	$5.23	$166	3.79%	0.65%	to	0.85%	(16.28) %	to	(16.11) %
2014	34	$6.15	to	$6.23	$211	0.20%	0.65%	to	0.85%	(13.50) %	to	(13.35) %
2013	58	$7.11	to	$7.19	$416	0.88%	0.65%	to	0.85%	(3.00) %	to	(2.84) %
2012	104	$7.33	to	$7.40	$771	0.21%	0.65%	to	0.85%	10.73%	to	10.94%
2011	149	$6.62	to	$6.67	$994	0.00%	0.65%	to	0.85%	(24.26) %	to	(24.12) %
PIONEER FUND VCT PORTFOLIO
2015	156	$21.61	to	$16.63	$3,115	1.08%	0.65%	to	0.85%	(0.91) %	to	(0.70) %
2014	178	$21.80	to	$16.75	$3,594	1.19%	0.65%	to	0.85%	10.10%	to	10.34%
2013	213	$19.80	to	$15.18	$3,921	1.25%	0.65%	to	0.85%	32.09%	to	32.46%
2012	242	$14.99	to	$11.46	$3,281	1.51%	0.65%	to	0.85%	9.34%	to	9.46%
2011	308	$13.71	to	$10.47	$3,744	1.54%	0.65%	to	0.85%	(5.12) %	to	(4.90) %
PIONEER MID CAP VALUE VCT PORTFOLIO
2015	155	$15.11	to	$9.96	$2,339	0.55%	0.49%	to	0.85%	(7.15) %	to	(6.81) %
2014	219	$16.27	to	$16.56	$3,618	0.72%	0.65%	to	0.85%	13.86%	to	14.05%
2013	166	$14.29	to	$14.52	$2,413	0.72%	0.65%	to	0.85%	31.58%	to	31.88%
2012	164	$10.86	to	$11.01	$1,812	0.82%	0.65%	to	0.85%	9.92%	to	10.10%
2011	177	$9.88	to	$10.00	$1,781	0.62%	0.65%	to	0.85%	(6.62) %	to	(6.37) %
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO (Effective date 05/01/2006)
2015	215	$24.48	to	$10.74	$4,752	0.00%	0.49%	to	0.85%	0.77%	to	1.13%
2014	235	$24.29	to	$10.62	$5,149	0.00%	0.49%	to	0.85%	8.49%	to	6.20%
2013	273	$22.39	to	$14.96	$5,542	0.00%	0.65%	to	0.85%	41.26%	to	41.53%
2012	261	$15.85	to	$10.57	$3,810	0.00%	0.65%	to	0.85%	6.16%	to	6.34%
2011	315	$14.93	to	$9.94	$4,254	0.00%	0.65%	to	0.85%	(3.11) %	to	(2.93) %
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2015	80	$22.13	to	$22.43	$1,653	0.00%	0.65%	to	0.85%	1.11%	to	1.31%
2014	95	$21.89	to	$22.14	$1,945	0.00%	0.65%	to	0.85%	6.37%	to	6.60%
2013	112	$16.39	to	$20.77	$2,161	0.00%	0.65%	to	0.85%	31.84%	to	32.12%
2012	104	$12.43	to	$15.72	$1,532	0.22%	0.65%	to	0.85%	12.29%	to	12.45%
2011	129	$11.07	to	$13.98	$1,702	0.18%	0.65%	to	0.85%	(4.65) %	to	(4.44) %
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO (Effective date 05/01/2009)
2015	108	$8.54	to	$5.12	$880	0.00%	0.49%	to	0.85%	(29.45) %	to	(29.19) %
2014	122	$12.10	to	$7.23	$1,461	0.00%	0.49%	to	0.85%	(20.50) %	to	(27.70) %
2013	148	$15.22	to	$15.36	$2,278	0.00%	0.65%	to	0.85%	8.79%	to	9.01%
2012	166	$13.99	to	$14.09	$2,344	0.00%	0.65%	to	0.85%	(3.72) %	to	(3.56) %
2011	174	$14.53	to	$14.61	$2,545	0.00%	0.65%	to	0.85%	(20.03) %	to	(19.86) %
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND (Effective date 04/30/2010)
2015	1,136	$11.00	to	$9.97	$12,191	2.06%	0.49%	to	0.85%	(1.49) %	to	(1.14) %
2014	805	$11.17	to	$10.08	$9,038	2.86%	0.49%	to	0.85%	3.43%	to	0.80%
2013	224	$10.80	to	$10.88	$2,430	1.37%	0.65%	to	0.85%	(1.37) %	to	(1.09) %
2012	267	$10.95	to	$11.00	$2,928	2.34%	0.65%	to	0.85%	1.01%	to	1.20%
2011	329	$10.84	to	$10.87	$3,571	2.38%	0.65%	to	0.85%	5.96%	to	6.05%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
PUTNAM VT EQUITY INCOME FUND (Effective date 04/30/2010)
2015	722	$17.88	to	$10.26	$11,921	1.60%	0.49%	to	0.85%	(3.86) %	to	(3.51) %
2014	640	$18.60	to	$10.62	$11,710	1.54%	0.65%	to	0.85%	11.71%	to	6.20%
2013	484	$16.65	to	$16.77	$8,128	1.64%	0.65%	to	0.85%	31.31%	to	31.53%
2012	324	$12.68	to	$12.75	$4,188	2.24%	0.65%	to	0.85%	18.28%	to	18.60%
2011	191	$10.72	to	$10.75	$2,054	1.49%	0.65%	to	0.85%	1.04%	to	1.22%
PUTNAM VT GLOBAL HEALTH CARE FUND (Effective date 05/02/2011)
2015	603	$19.75	to	$12.68	$11,723	0.00%	0.49%	to	0.85%	6.87%	to	7.27%
2014	718	$18.48	to	$11.81	$13,244	0.23%	0.65%	to	0.85%	26.58%	to	18.10%
2013	627	$14.60	to	$14.68	$9,174	0.85%	0.65%	to	0.85%	40.52%	to	40.75%
2012	358	$10.39	to	$10.43	$3,725	0.93%	0.65%	to	0.85%	21.24%	to	21.56%
2011	117	$8.57	to	$8.58	$1,005	0.00%	0.65%	to	0.85%	(14.30) %	to	(14.20) %
PUTNAM VT INCOME FUND (Effective date 05/01/2015)
2015	30	$9.62	to	$9.64	$288	0.00%	0.49%	to	0.85%	(3.80) %	to	(3.57) %
PUTNAM VT INTERNATIONAL VALUE FUND (Effective date 05/01/2015)
2015	18	$8.91	to	$8.92	$163	0.00%	0.49%	to	0.69%	(10.88) %	to	(10.76) %
PUTNAM VT INVESTORS FUND (Effective date 05/01/2014)
2015	72	$10.76	to	$10.53	$771	1.52%	0.65%	to	0.85%	(2.79) %	to	(2.59) %
2014	56	$11.06	to	$10.81	$614	0.00%	0.65%	to	0.85%	10.60%	to	8.10%
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO (Effective date 05/01/2009)
2015	218	$19.73	to	$9.17	$4,265	0.33%	0.49%	to	0.85%	(12.71) %	to	(12.40) %
2014	286	$22.61	to	$10.47	$6,460	0.00%	0.49%	to	0.85%	2.08%	to	4.70%
2013	419	$22.15	to	$22.36	$9,349	1.12%	0.65%	to	0.85%	33.27%	to	33.57%
2012	393	$16.62	to	$16.74	$6,560	0.03%	0.65%	to	0.85%	11.32%	to	11.53%
2011	383	$14.93	to	$15.01	$5,733	0.30%	0.65%	to	0.85%	(4.42) %	to	(4.21) %
SCHWAB MARKETTRACK GROWTH PORTFOLIO
2015	1,354	$27.94	to	$18.66	$28,867	1.55%	0.65%	to	0.85%	(1.77) %	to	(1.57) %
2014	1,479	$28.45	to	$18.96	$31,770	1.31%	0.65%	to	0.85%	4.60%	to	4.75%
2013	1,495	$27.20	to	$18.10	$30,797	1.72%	0.65%	to	0.85%	22.52%	to	22.80%
2012	1,600	$22.20	to	$14.74	$27,047	2.46%	0.65%	to	0.85%	12.46%	to	12.69%
2011	1,820	$19.74	to	$13.08	$27,261	1.72%	0.65%	to	0.85%	(1.84) %	to	(1.65) %
SCHWAB MONEY MARKET PORTFOLIO
2015	8,804	$12.92	to	$9.92	$100,169	0.01%	0.49%	to	0.85%	(0.84) %	to	(0.48) %
2014	8,660	$13.03	to	$9.97	$99,172	0.01%	0.49%	to	0.85%	(0.84) %	to	(0.30) %
2013	7,650	$13.14	to	$11.14	$89,931	0.01%	0.65%	to	0.85%	(0.83) %	to	(0.62) %
2012	8,208	$13.25	to	$11.21	$97,088	0.01%	0.65%	to	0.85%	(0.82) %	to	(0.62) %
2011	10,125	$13.36	to	$11.28	$120,914	0.01%	0.65%	to	0.85%	(0.82) %	to	(0.62) %
SCHWAB S&P 500 INDEX PORTFOLIO
2015	11,353	$33.49	to	$10.88	$232,387	1.54%	0.49%	to	0.85%	0.31%	to	0.68%
2014	9,689	$33.39	to	$10.80	$217,712	1.45%	0.49%	to	0.85%	12.46%	to	8.00%
2013	8,780	$29.69	to	$17.11	$183,023	1.65%	0.65%	to	0.85%	30.97%	to	31.21%
2012	8,124	$22.67	to	$13.04	$131,761	1.68%	0.65%	to	0.85%	14.73%	to	14.99%
2011	8,130	$19.76	to	$11.34	$116,009	1.77%	0.65%	to	0.85%	1.02%	to	1.25%
SENTINEL VARIABLE PRODUCTS BOND FUND (Effective date 05/01/2009)
2015	1,048	$12.59	to	$9.75	$12,354	3.07%	0.49%	to	0.85%	(2.12) %	to	(1.76) %
2014	925	$12.86	to	$9.92	$11,780	4.80%	0.49%	to	0.85%	3.13%	to	(0.80) %
2013	270	$12.47	to	$12.59	$3,396	3.57%	0.65%	to	0.85%	(1.19) %	to	(0.94) %
2012	259	$12.62	to	$12.71	$3,287	3.58%	0.65%	to	0.85%	5.61%	to	5.83%
2011	192	$11.95	to	$12.01	$2,308	3.90%	0.65%	to	0.85%	6.22%	to	6.38%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
		(a)		(b)						(a)		(b)
INVESTMENT DIVISIONS
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND (Effective date 05/01/2009)
2015	385	$23.77	to	$10.67	$8,574	2.67%	0.49%	to	0.85%	(0.66) %	to	(0.30) %
2014	405	$23.93	to	$10.71	$9,610	1.59%	0.49%	to	0.85%	9.42%	to	7.10%
2013	471	$21.87	to	$22.08	$10,376	1.74%	0.65%	to	0.85%	30.65%	to	30.88%
2012	387	$16.74	to	$16.87	$6,535	2.02%	0.65%	to	0.85%	14.11%	to	14.37%
2011	269	$14.67	to	$14.75	$3,954	1.65%	0.65%	to	0.85%	1.24%	to	1.44%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND (Effective date 05/01/2009)
2015	160	$24.15	to	$10.36	$3,310	0.00%	0.49%	to	0.85%	(2.17) %	to	(1.82) %
2014	120	$24.69	to	$10.54	$2,782	0.48%	0.65%	to	0.85%	5.78%	to	5.40%
2013	105	$23.34	to	$23.56	$2,465	0.17%	0.65%	to	0.85%	33.60%	to	33.86%
2012	74	$17.47	to	$17.60	$1,295	0.40%	0.65%	to	0.85%	10.50%	to	10.69%
2011	97	$15.81	to	$15.90	$1,544	0.00%	0.65%	to	0.85%	2.13%	to	2.38%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (Effective date 05/29/2014)
2015	37	$13.72	to	$13.76	$514	0.00%	0.49%	to	0.69%	11.99%	to	12.21%
2014	5	$12.25	to	$12.26	$67	0.00%	0.49%	to	0.69%	22.50%	to	22.60%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II (Effective date 05/01/2014)
2015	318	$14.07	to	$13.67	$4,468	0.00%	0.65%	to	0.85%	11.51%	to	11.74%
2014	252	$12.62	to	$12.23	$3,163	0.00%	0.65%	to	0.85%	26.20%	to	22.30%
TEMPLETON FOREIGN VIP FUND (Effective date 04/30/2010)
2015	626	$11.18	to	$8.02	$6,687	3.20%	0.49%	to	0.85%	(7.28) %	to	(6.95) %
2014	586	$12.06	to	$8.62	$6,973	1.79%	0.49%	to	0.85%	(11.84) %	to	(13.80) %
2013	457	$13.68	to	$13.78	$6,297	2.24%	0.65%	to	0.85%	21.93%	to	22.16%
2012	410	$11.22	to	$11.28	$4,643	2.98%	0.65%	to	0.85%	17.24%	to	17.50%
2011	284	$9.57	to	$9.60	$2,740	1.76%	0.65%	to	0.85%	(11.39) %	to	(11.28) %
TEMPLETON GLOBAL BOND VIP FUND (Effective date 05/01/2014)
2015	780	$9.52	to	$9.40	$7,426	7.55%	0.49%	to	0.85%	(5.12) %	to	(4.77) %
2014	505	$10.03	to	$9.87	$5,061	0.78%	0.49%	to	0.85%	0.30%	to	(1.30) %
THIRD AVENUE VALUE PORTFOLIO
(Effective date 05/01/2006)
2015	265	$9.63	to	$9.82	$2,605	3.33%	0.65%	to	0.85%	(9.66) %	to	(9.49) %
2014	301	$10.66	to	$10.85	$3,268	2.96%	0.65%	to	0.85%	3.50%	to	3.73%
2013	418	$10.30	to	$10.46	$4,365	3.28%	0.65%	to	0.85%	17.98%	to	18.19%
2012	493	$8.73	to	$8.85	$4,343	0.87%	0.65%	to	0.85%	26.16%	to	26.61%
2011	655	$6.92	to	$6.99	$4,564	1.65%	0.65%	to	0.85%	(21.90) %	to	(21.90) %
TOUCHSTONE VST MID CAP GROWTH FUND (Effective date 05/01/2009)
2015	140	$25.09	to	$11.07	$3,344	0.00%	0.49%	to	0.85%	1.11%	to	1.47%
2014	124	$24.81	to	$10.91	$3,066	0.00%	0.49%	to	0.85%	12.11%	to	9.10%
2013	132	$22.13	to	$22.33	$2,943	0.00%	0.65%	to	0.85%	33.72%	to	33.95%
2012	122	$16.55	to	$16.67	$2,028	0.00%	0.65%	to	0.85%	18.89%	to	19.16%
2011	125	$13.92	to	$13.99	$1,755	0.27%	0.65%	to	0.85%	(12.07) %	to	(11.90) %
UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO
2015	170	$46.65	to	$46.65	$7,999	1.33%	0.85%	to	0.85%	1.31%	to	1.31%
2014	173	$46.05	to	$46.05	$8,039	1.50%	0.85%	to	0.85%	28.63%	to	28.63%
2013	184	$35.80	to	$35.80	$6,642	1.12%	0.85%	to	0.85%	1.19%	to	1.19%
2012	249	$35.38	to	$35.38	$8,837	0.89%	0.85%	to	0.85%	14.87%	to	14.87%
2011	267	$30.80	to	$30.80	$8,269	0.87%	0.85%	to	0.85%	5.01%	to	5.01%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
	Units (000s)	Unit Fair Value					Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)			(b)						(a)		(b)
INVESTMENT DIVISIONS
VAN ECK VIP GLOBAL HARD ASSETS FUND (Effective date 05/01/2009)
2015	319	$	8.37	to	$	4.97	$2,572	0.03%	0.49%	to	0.85%	(34.19) %	to	(33.94) %
2014	301	$	12.72	to	$	7.53	$3,823	0.00%	0.49%	to	0.85%	(20.00) %	to	(24.70) %
2013	305	$	15.90	to	$	16.05	$4,897	0.53%	0.65%	to	0.85%	9.35%	to	9.56%
2012	321	$	14.54	to	$	14.65	$4,697	0.65%	0.65%	to	0.85%	2.25%	to	2.45%
2011	326	$	14.22	to	$	14.30	$4,655	0.94%	0.65%	to	0.85%	(17.42) %	to	(17.25) %
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND (Effective date 05/01/2009)
2015	666	$	10.12	to	$	8.08	$6,743	6.86%	0.49%	to	0.85%	(13.82) %	to	(13.51) %
2014	816	$	11.74	to	$	9.34	$9,664	4.86%	0.49%	to	0.85%	1.29%	to	(6.60) %
2013	814	$	11.59	to	$	11.70	$9,524	2.28%	0.65%	to	0.85%	(9.95) %	to	(9.72) %
2012	919	$	12.87	to	$	12.96	$11,924	2.17%	0.65%	to	0.85%	4.72%	to	4.85%
2011	898	$	12.29	to	$	12.36	$11,101	6.33%	0.65%	to	0.85%	7.15%	to	7.48%
VANGUARD VIF CAPITAL GROWTH PORTFOLIO (Effective date 05/29/2014)
2015	143	$	11.21	to	$	11.25	$1,608	0.55%	0.49%	to	0.69%	1.92%	to	2.12%
2014	27	$	11.00	to	$	11.01	$292	0.00%	0.49%	to	0.69%	10.00%	to	10.10%
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO (Effective date 05/29/2014)
2015	66	$	10.03	to	$	10.06	$666	1.67%	0.49%	to	0.69%	(3.12) %	to	(2.93) %
2014	15	$	10.35	to	$	10.37	$159	0.00%	0.49%	to	0.69%	3.50%	to	3.70%
VANGUARD VIF MID-CAP INDEX PORTFOLIO (Effective date 05/29/2014)
2015	134	$	10.58	to	$	10.62	$1,425	0.76%	0.49%	to	0.69%	(2.11) %	to	(1.92) %
2014	35	$	10.81	to	$	10.82	$380	0.00%	0.49%	to	0.69%	8.10%	to	8.20%
VANGUARD VIF REIT INDEX PORTFOLIO (Effective date 05/29/2014)
2015	118	$	11.37	to	$	11.41	$1,341	1.47%	0.49%	to	0.69%	1.52%	to	1.73%
2014	40	$	11.20	to	$	11.21	$450	0.00%	0.49%	to	0.69%	12.00%	to	12.10%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO (Effective date 05/29/2014)
2015	60	$	10.44	to	$	10.47	$624	0.13%	0.49%	to	0.69%	(3.42) %	to	(3.23) %
2014	10	$	10.81	to	$	10.82	$111	0.00%	0.49%	to	0.69%	8.10%	to	8.20%
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
2015	324	$	32.17	to	$	10.44	$6,637	0.00%	0.49%	to	0.85%	(2.30) %	to	(1.94) %
2014	295	$	32.93	to	$	10.64	$6,555	0.00%	0.65%	to	0.85%	(0.48) %	to	6.40%
2013	347	$	33.09	to	$	20.52	$7,943	0.01%	0.65%	to	0.85%	42.57%	to	42.80%
2012	311	$	23.21	to	$	14.37	$4,950	0.00%	0.65%	to	0.85%	16.75%	to	17.02%
2011	346	$	19.88	to	$	12.28	$4,585	0.00%	0.65%	to	0.85%	(0.45) %	to	(0.24) %
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND (Effective date 05/01/2014)
2015	77	$	10.88	to	$	10.54	$827	0.00%	0.65%	to	0.85%	0.49%	to	0.69%
2014	25	$	10.82	to	$	10.47	$266	0.00%	0.65%	to	0.85%	8.20%	to	4.70%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2015	282	$	26.78	to	$	10.14	$6,036	0.13%	0.65%	to	0.85%	(3.90) %	to	(3.71) %
2014	328	$	27.87	to	$	23.05	$7,365	0.06%	0.65%	to	0.85%	9.47%	to	9.71%
2013	318	$	16.34	to	$	21.01	$6,586	0.20%	0.65%	to	0.85%	29.58%	to	29.77%
2012	333	$	12.61	to	$	16.19	$5,336	0.10%	0.65%	to	0.85%	14.53%	to	14.82%
2011	381	$	11.01	to	$	14.10	$5,280	0.14%	0.65%	to	0.85%	(6.30) %	to	(6.13) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
	Units (000s)	Unit Fair Value					Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest			Total Return
			(a)			(b)						(a)		(b)
INVESTMENT DIVISIONS
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
2015	99	$	16.60	to	$	16.60	$1,679	0.25%	0.85%	to	0.85%	(11.39) %	to	(11.39) %
2014	104	$	18.74	to	$	18.74	$1,981	0.36%	0.85%	to	0.85%	3.59%	to	3.59%
2013	119	$	18.09	to	$	18.09	$2,186	0.71%	0.85%	to	0.85%	13.77%	to	13.77%
2012	132	$	15.90	to	$	15.90	$2,135	0.84%	0.85%	to	0.85%	13.01%	to	13.01%
2011	164	$	14.07	to	$	14.07	$2,346	0.68%	0.85%	to	0.85%	(8.04) %	to	(8.04) %

(a)	The amounts in these columns are associated with the highest Expense Ratio.
(b)	The amounts in these columns are associated with the lowest Expense Ratio.

(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of

Variable Annuity-1 Series Account

and the Board of Directors of

Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as listed in Appendix A as of December 31, 2015, and the related statements of operations, the statements of changes in net assets, and the financial highlights in Note 4 for the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the mutual fund companies; where replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company as listed in Appendix A as of December 31, 2015, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

April 8, 2016

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

APPENDIX A

ALGER BALANCED PORTFOLIO

ALGER CAPITAL APPRECIATION PORTFOLIO

ALGER LARGE CAP GROWTH PORTFOLIO

ALGER MID CAP GROWTH PORTFOLIO

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO

ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO

ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO

AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND

AMERICAN CENTURY INVESTMENTS VP VALUE FUND

AMERICAN FUNDS IS GLOBAL GROWTH FUND

BLACKROCK GLOBAL ALLOCATION VI FUND

COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II

COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND

COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

DELAWARE VIP EMERGING MARKETS SERIES

DELAWARE VIP SMALL CAP VALUE SERIES

DELAWARE VIP SMID CAP GROWTH SERIES

DEUTSCHE CAPITAL GROWTH VIP

DEUTSCHE CORE EQUITY VIP

DEUTSCHE GLOBAL SMALL CAP VIP

DEUTSCHE LARGE CAP VALUE VIP

DEUTSCHE SMALL CAP INDEX VIP

DEUTSCHE SMALL MID CAP GROWTH VIP

DEUTSCHE SMALL MID CAP VALUE VIP

DFA VA US TARGETED VALUE PORTFOLIO

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

DREYFUS IP MIDCAP STOCK PORTFOLIO

DREYFUS VIF APPRECIATION PORTFOLIO

DREYFUS VIF GROWTH AND INCOME PORTFOLIO

DREYFUS VIF OPPORTUNISTIC SMALL CAP PORTFOLIO

FEDERATED FUND FOR US GOVERNMENT SECURITIES II

FEDERATED MANAGED TAIL RISK FUND II

FEDERATED MANAGED VOLATILITY FUND II

FRANKLIN SMALL CAP VALUE VIP FUND

GREAT-WEST SECUREFOUNDATION BALANCED FUND

INVESCO V.I. COMSTOCK FUND

INVESCO V.I. CORE EQUITY FUND

INVESCO V.I. GROWTH & INCOME FUND

INVESCO V.I. HIGH YIELD FUND

INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESCO V.I. MID CAP CORE EQUITY FUND

INVESCO V.I. SMALL CAP EQUITY FUND

INVESCO V.I. TECHNOLOGY FUND

IVY FUNDS VIP INTERNATIONAL CORE EQUITY

JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES

JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES

JANUS ASPEN GLOBAL RESEARCH PORTFOLIO

JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES

JANUS ASPEN JANUS PORTFOLIO

JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES

JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

LVIP BARON GROWTH OPPORTUNITIES FUND

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

APPENDIX A (Continued)

MFS INTERNATIONAL VALUE PORTFOLIO

MFS UTILITIES SERIES

NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

NVIT MID CAP INDEX FUND

OPPENHEIMER GLOBAL FUND/VA

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

OPPENHIEMER INTERNATIONAL GROWTH FUND/VA

PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO

PIMCO VIT HIGH YIELD PORTFOLIO

PIMCO VIT LOW DURATION PORTFOLIO

PIMCO VIT REAL RETURN PORTFOLIO

PIMCO VIT TOTAL RETURN PORTFOLIO

PIONEER EMERGING MARKETS VCT PORTFOLIO

PIONEER FUND VCT PORTFOLIO

PIONEER MID CAP VALUE VCT PORTFOLIO

PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO

PRUDENTIAL SERIES FUND EQUITY PORTFOLIO

PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

PUTNAM VT EQUITY INCOME FUND

PUTNAM VT GLOBAL HEALTH CARE FUND

PUTNAM VT INCOME FUND

PUTNAM VT INTERNATIONAL VALUE FUND

PUTNAM VT INVESTORS FUND

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

SCHWAB MARKETTRACK GROWTH PORTFOLIO

SCHWAB MONEY MARKET PORTFOLIO

SCHWAB S&P 500 INDEX PORTFOLIO

SENTINEL VARIABLE PRODUCTS BOND FUND

SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE &

ANNUITY INSURANCE COMPANY

APPENDIX A (Concluded)

SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II

TEMPLETON FOREIGN VIP FUND

TEMPLETON GLOBAL BOND VIP FUND

THIRD AVENUE VALUE PORTFOLIO

TOUCHSTONE VST MID CAP GROWTH FUND

UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO

VAN ECK VIP GLOBAL HARD ASSETS FUND

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

VANGUARD VIF CAPITAL GROWTH PORTFOLIO

VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO

VANGUARD VIF MID-CAP INDEX PORTFOLIO

VANGUARD VIF REIT INDEX PORTFOLIO

VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“GWL&A”) and subsidiaries as of December 31, 2015 and 2014, and the related consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2015, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A (the “Series Account”) as of December 31, 2015, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented, are filed herewith.

(b)	Exhibits

(1) Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the Registrant’s initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

(2) Not applicable.

(3) Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Post Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-4, filed on April 21, 2003 (File No. 333-52956).

(4)(a) Forms of the variable annuity contracts are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(4)(b) Death Benefit Option 2 endorsement is incorporated by reference to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-4, filed May 3, 2004 (File No. 333-52956).

(4)(c) Form of variable annuity contract amendment is incorporated by reference to Post Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-4, filed on August 18, 2014 (File No. 333-52956).

(5)(a) Forms of applications are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4 filed April 24, 2001 (File No. 333-52956).

(5)(b) Form of revised application to add new Portfolio investment options is incorporated by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-4, filed on April 29, 2005 (File No. 333-52956).

(6)(a) Amended and Restated Articles of Incorporation of Depositor are incorporated by reference to Post Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-4 filed on April 28, 2015 (File No. 333-52956).

(6)(b) Bylaws of Depositor are incorporated by reference to Post Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-4 filed on April 28, 2015 (File No. 333-52956).

(7) Not applicable.

(8)(a) Form of Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Post Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-4 filed on April 25, 2008 (File No. 333-52956).

(8)(b) Participation Agreement with Alger American Fund is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement with Alger American Fund are incorporated by reference to Pre-Effective Amendment No.

1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(c) Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. (formerly Alliance Variable Products Series Fund, Inc.), is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with AllianceBernstein Variable Products Series Fund are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File No. 333-52956).

(8)(d) Participation Agreement with American Century Variable Portfolios, Inc. (formerly TCI Portfolios Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreement with American Century Variable Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(e) Participation Agreement with Blackrock Variable Series Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).

(8)(f) Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956). Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(g) Participation Agreement with Delaware Group Premium Fund (now known as Delaware VIP Trust) is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendments to Participation Agreement with Delaware VIP Trust are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(h) Participation Agreement with Dreyfus Investment Fund, is incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153); Amendments to Participation Agreement with Dreyfus Corporation are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956), and Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(i) Participation Agreement with Scudder Kemper Investments (now known as DWS Investment VIT Series) is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Form of amendment to Participation Agreement with DWS Variable Series II (formerly Scudder Variable Series II) is incorporated by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(8)(j) Participation Agreement with Federated Insurance Series, is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendment to Participation Agreement with Federated Insurance Series is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

(8)(k) Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743); amendment to Participation Agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743).

(8)(l) Participation Agreement with Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); amendments to Participation Agreement between with Janus Aspen Series are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); and Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(m) Participation Agreement with J.P. Morgan Series Trust II is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956). Participation Agreement with J.P. Morgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(n) Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956). Amendment to Participation Agreement with Lazard Retirement Series is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(o) Form of Participation Agreement with Lincoln Variable Insurance Products Trust (formerly Baron Capital Asset Fund) is incorporated by reference to Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153); amendment to Participation Agreement with Baron Capital Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

(8)(p) Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(q) Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(r) Form of Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-4 filed on April 26, 2006 (File No. 333-52956). Amendment to Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(s) Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Amendment to Participation Agreements with Oppenheimer Variable Account Fund is incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreement with Oppenheimer is incorporated by reference to Post-Effective Amendment No. 16 on Form N-4 filed on April 29, 2005 (File No. 333-52956).

(8)(t) Participation Agreement with PIMCO Variable Insurance Trust; and amendments to Participation Agreements with PIMCO are incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956); Form of amendment to Participation Agreements with PIMCO is incorporated by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-4 filed on April 29, 2005 (File No. 333-52956). Amendment to Participation Agreement with PIMCO is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 19, 2011 (File No. 333-176926).

(8)(u) Form of Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) is incorporated by reference to Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendments to Participation Agreement with Pioneer Fund are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) and Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956). Form of amendment to Participation Agreement with Pioneer Fund (formerly, SAFECO Resource Trust) dated December 2003 is incorporated by reference to Post-Effective Amendment No. 13 on Form N-4, filed March 31, 2004 (File No. 333-01153).

(8)(v) Participation Agreement with Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153). Amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(w) Form of Participation Agreement with Putnam Variable Trust and amendment thereto is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed by Variable Annuity-2 Series Account on Form N-4, filed December 30, 2011 (File No. 333-176926).

(8)(x) Participation Agreement with Royce Capital Fund and Royce & Associates, LLC dated September 30, 2005 is incorporated by reference to Post Effective Amendment No. 14 to the Registration Statement filed by COLI VUL 2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).

(8)(y) Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549); Amendments to Participation Agreements with Charles Schwab Annuity Portfolios are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956) and Post-Effective Amendment No. 8 to Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153).

(8)(z) Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Variable Annuity Account-1 of Great-West Life & Annuity Insurance Company of New York on Form N-4 filed on April 24, 2008 (File No. 333-147743). Amendment to Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-4, filed April 17, 2009 (File No. 333-52956).

(8)(aa) Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(bb) Form of Participation Agreement with Third Avenue Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-4 filed on April 26, 2006 (File No. 333-52956).

(8)(cc) Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(dd) Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, filed October 30, 1996 (File No. 811-07549). Amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to

Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-4, filed April 16, 2010 (File No. 333-52956).

(8)(ee) Form of Participation Agreement with Van Kampen Life Insurance Trust is incorporated by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-4 filed on April 27, 2007 (File No. 333-52956).

(8)(ff) Form of Participation Agreement with Wells Fargo Fund (formerly, Strong Variable Insurance Funds, Inc.) is incorporated by reference to Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); Amendment to Participation Agreement with Wells Fargo Fund is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed April 24, 2001 (File No. 333-52956).

(8)(gg) Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to the Registrant’s Post-Effective Amendment No. 18 on Form N-4 to the Registration Statement, filed on April 27, 2007 (File No. 333-52956).

(9) Opinion of counsel and consent of Beverly A. Byrne, Esq. is incorporated by reference to the initial Registration Statement filed by Registrant on Form N-4 on December 29, 2000 (File No. 333-52956).

(10)        (a) Written Consent of Carlton Fields Jorden Burt, P.A. is filed herewith.

              (b)    Written Consent of Deloitte & Touche LLP is filed herewith.

(11) Not Applicable.

(12) Not Applicable.

(13) Powers of Attorney for Directors Bernbach, Coutu, A. Desmarais, O. Desmarais, P. Desmarais, Jr., P. Desmarais, III, Généreux, Louvel, Mahon, Nickerson, Orr, Plessis-Bélair, Rousseau, Royer, Ryan, Jr., Selitto, Tretiak, and Walsh are filed herewith.

Item 25. Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R.J. Orr	(4)	Chairman of the Board

J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

M.R. Coutu	Brookfield Asset Management Inc. 335 - 8th Avenue SW - Suite 1700 Calgary, AB T2P 1C9	Director

A.R. Desmarais	(4)	Director

O.A. Desmarais	(4)	Director

P.G. Desmarais, Jr.	(4)	Director

P.G. Desmarais III	(4)	Director

C. Généreux	(4)	Director

A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director

P.A. Mahon	(1)	Director

J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 North Sydney, Nova Scotia, Canada B2A 3M2	Director

M. Plessis-Bélair	(4)	Director

R.L. Reynolds	(2)	Director, President and Chief Executive Officer

H.P. Rousseau	(4)	Director

R. Royer	(4)	Director

T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director

J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director

G.D. Tretiak	(4)	Director

B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director

E.F. Murphy	(2)	President, Empower Retirement

D.L. Musto	(2)	Executive Vice President, Empower Retirement

R.K. Shaw	(2)	President, Individual Markets

B.A. Byrne	(3)	Deputy General Counsel and Chief Compliance Officer

M.R. Edwards	(3)	Senior Vice President, FASCore Operations

E.P. Friesen	(2)	Chief Investment Officer, General Account

J.M. Gearin	(2)	Senior Vice President, Retirement Services Operations

W. Van Harlow	(2)	Senior Vice President, Empower Institute and Strategic Solutions

W.S. Harmon	(2)	Senior Vice President, 401(k) Standard Markets

S.E. Jenks	(2)	Senior Vice President, Marketing

J.W. Knight	(3)	Senior Vice President & Chief Information Officer

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

A.S. Bolotin	(2)	Senior Vice President and Chief Financial Officer

W.J. McDermott	(2)	Senior Vice President & Head of Client Sales and Solutions

D.G. McLeod	(2)	Senior Vice President, Product Management

R.G. Schultz	(3)	General Counsel, Chief Legal Officer and Secretary

B.J. Schwartz	(2)	Senior Vice President, Commercial Mortgage Investments

C.S. Tocher	(3)	Chief Investment Officer, Segregated Funds

(1)   100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.

(2)   8515 East Orchard Road Greenwood Village CO 80111 East Orchard Road, Greenwood Village, Colorado 80111.

(3)   8525 East Orchard Road, Greenwood Village, Colorado 80111.

(4)   Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26. Persons controlled by or under common control with the Depositor or Registrant as of 12/31/15

The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company organized under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set out below.

Organizational Chart – December 31, 2015

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
59.19%% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2015 414,366,313 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 902,914,033.

Pansolo Holding Inc. owns directly 48,363,392 SVS and 48,603,392 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 534,397,312 or 59.19% of the total voting rights attached to the shares of PCC.

II. OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A. Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.594% - Power Financial Corporation
67.405% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. Inc.
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (40% owned by Great-West Life & Annuity Insurance Capital, LP)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (40% owned by Great-West Life & Annuity Insurance Capital, LP II)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC II (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II)
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)

100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
55.06% - Great-West Funds, Inc.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust V
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Securities, LLC

B. Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.594% - Power Financial Corporation
67.405% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. Inc.
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
95.23% - Putnam Investments, LLC (4% owned by Putnam senior management)
100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam Holdings, LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam Retail Management Limited Partnership)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.0% - PanAgora Asset Management, Inc. (17% owned by Nippon Life Insurance Company, 3% non voting by management)
100.0% - Putnam GP Inc.

1.0% - TH Lee Putnam Equity Managers LP (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, LLC
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings LLC
100.0% - Putnam Investments Canada ULC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited

C. The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.594% - Power Financial Corporation
67.405% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60.0% owned by GWL&A Financial Inc.)
1.0% - Great-West Life & Annuity Insurance Capital, LP II (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60.0% owned by GWL&A Financial Inc.)
100.0% - 2171866 Ontario Inc
1.0% - Great-West Lifeco Finance (Delaware) LP II (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.

100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (70.0% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd. (acquired Dec 22, 2015)
100.0% - 801611 Ontario Limited
100.0% - 118050 Canada Inc.
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust

70.0% - RMA Investment Company (Formerly TGS Investment Company) (30.0% owned by London Life Insurance Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
40% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
40% - special shares in RMA (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP (30.0% owned by London Life Insurance Company)
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
40.0% - PVS Preferred Vision Services Inc.
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - TMI Systems, Inc.
49.0% - Plan Direct Insurance Services Inc. (51% owned by the Great-West Life Assurance Company)
51.0% - Plan Direct Insurance Services Inc. (49.0% owned by TMI Systems, Inc.)
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 9542647 Canada Ltd. (Incorporated Dec 8, 2015)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company) (70% owned by The Great-West Life Assurance Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)

100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
40% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
40% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP (70% owned by The Great-West Life Assurance Company)
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
100.0% - 177545 Canada Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
10.6% - London Reinsurance Group Inc. (89.4% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)

75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited
100.0% - CLI Institutional Limited
100.0% - The Canada Life Group (U.K.) Limited
100.0% - Canada Life International Assurance (Ireland) DAC (formerly Legal and General International Ireland Limited- changed named July 29, 2015)
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - London Life & General Reinsurance Company Limited
100.0% - Canada Life International Re: Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - Canada Life International Assurance Limited
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Ltd.
7.0% - Irish Association of Investment Managers
100.0% - Setanta Asset Management Limited
- Setanta Asset Management Funds Public Limited Company (interest only)
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life Limited
100.0% - Canada Life (Ireland) Limited
11.29% - Irish Life Assurance p.l.c. (88.71% owned by Irish Life Group Limited)
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.

100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Keko Park Ltd.
100.0% - Stephen Court Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Kohlenberg & Ruppert Premium Properties S.A.
100.0% - Office Park De Mont-St-Guibert A SA
100.0% - Office Park De Mont-St-Guibert B SA
100.0% - Office Park De Mont-St-Guibert C SA
100.0% - Ilot St Michel Lux S.A.R.L.
100.0% - Ilot St Michel FH S.P.R.L.
100.0% - Ilot St Michel LLH S.P.R.L.
100.0% - Etak SAS
100.0% - Mili SAS
100.0% - Sarip SCI
66.66% - City Gate Park Administration Limited
98.0% - Westlink Industrial Estate Management Company Ltd.
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
50.0% - Ashtown Management Company Ltd.
25.0% - Fulwood Park Management Company (No. 2) Ltd. (sold August 12, 2015)
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
11.0% - Richview Office Park Management Company Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
49.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (ACQUIRED Dec 11, 2015)
100.0% - Vestone Ltd.

100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Brokers Ltd.
100.0% - Cornmarket Insurance Services Limited
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Savings & Investments Ltd.
100.0% - Gregan McGuiness (Life & Pensions) Ltd.
100.0% - Irish Life Associate Holdings
100.0% - Irish Life Irish Holdings
30.0% - Allianz-Irish Life Holdings plc.
100.0% - Allianz p.l.c.
100.0% - Allianz Northern Ireland Ltd.
88.71% - Irish Life Assurance plc. (11.29% owned by Canada Life (Ireland) Limited
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Keko Park Ltd.
100.0% - Stephen Court Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Kohlenberg & Ruppert Premium Properties S.A.
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - Ilot St Michel Lux S.A.R.L.
100.0% - Ilot St Michel FH S.P.R.L.
100.0% - Ilot St Michel LLH S.P.R.L.
100.0% - Etak SAS
100.0% - Mili SAS
100.0% - Sarip SCI
66.66% - City Gate Park Administration Limited
98.0% - Westlink Industrial Estate Management Company Ltd.
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
50.0% - Ashtown Management Company Ltd.
25.0% - Fulwood Park Management Company (No. 2) Ltd. (sold August 11, 2015)
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
11.0% - Richview Office Park Management Company Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - Canada Life Group Holdings Limited

100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - The Canada Life Insurance Company of Canada
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - 587443 Ontario Inc.
100.0% - Canada Life Mortgage Services Ltd.
100.0% - Adason Properties Limited
100.0% - Adason Realty Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust

D. IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.594% - Power Financial Corporation
60.433% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
100.0% - 0992480 B.C. Ltd.
100.0% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie Investments PTE. Ltd.
100.0% - Mackenzie Global Macro Asian Credit Fund Ltd.
100% - Mackenzie Global Macro Asian Credit Master Fund, Ltd.
100.0% - Mackenzie U.S. Fund Management Inc.
96.93% - Investment Planning Counsel Inc. (and 3.07% owned by Management of IPC)
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
88.62% - IPC Portfolio Services Inc. (and 11.38% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation

E. Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.594% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
52.0% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
6.9% - Pernod Ricard (7.5% in capital)
16.6% - Umicore
7.6% - Ontex
0.4% - LTI One
0.1% - Sagerpar
100.0% - Belgian Securities B.V.
Capital
69.8% - Imerys (53.9% in capital)
100.0% - Brussels Securities
Capital
99.6% - LTI One
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC
0.1% - Groupe Bruxelles Lambert
99.9% - Sagerpar
3.5% - Groupe Bruxelles Lambert
100.0% - GBL Overseas Finance N.V. (in liquidation)
10.0% - GBL Participations SA
10.0% - GBL Finance S.á.r.l.
100.0% - COFINERGY
Capital
100.0% - GBL Energy S.á.r.l.
Capital
2.2% - Total SA (2.4% in capital)
100.0% - GBL Verwaltung GmbH (in liquidation)
100.0% - GBL Finance & Treasury
90.0% - GBL Participations SA
90.0% - GBL Finance S.á.r.l.

100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
100.0% - Sienna Capital S.á.r.l
Capital
10.9% - Sagard FCPR
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
50.3% - Sagard 3 Millésime 1 FPCI

29.6% - Kartesia Credit Opportunities I SCA, SICAV-SIF
40.0% - Kartesia GP SA
43.0% - ECP1
100.0% - ECP3
15.1% - Mérieux Participations I
37.7% - Mérieux Participations II
100.0% - PrimeStone Parallel Vehicle SCS
1.7% - BDT
100.0% - Serena S.á.r.l
Capital
15.0% - SGS
9.4% - LafargeHolcim
2.3% - Engie
42.4% - ECP 2
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

F. Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% - Nuglif inc.
100.0% - Cyberpresse Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - Les Éditions Gesca Ltée
100.0% - Les Éditions La Presse Ltée
2.72% - Acquisio Inc.
50.0% - Workopolis

25.0% - Olive Média
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Pagemasters North America Inc.

G. Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
100.0% - Power Pacific Mauritius Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited

H. Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100.0% - 3540529 Canada Inc.
18.75% - Société Immobiliére HMM
1.21% - Quinstreet Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
22.12% - Bellus Health Inc.
25.0% - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
62.90% - Potentia Solar Inc.
100.0% - Power Renewable Energy Corporation
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
47.15% - Eagle Creek Renewable Energy, LLC
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International

100.0% - 3249531 Canada Inc.
100.0% - Sagard Capital Partners GP, Inc.
99.25% - Sagard Capital Partners, L.P.
97.3% - IntegraMed America, Inc.
100.0% - Power Corporation of Canada Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I. Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - 8677964 Canada Inc.
100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
33.2% - WealthSimple Financial Corp.
100% - Wealthsimple Inc.
100% - Canadian ShareOwner Investments Inc.
100% - CSA Computing Inc.

Item 27. Number of Contract Owners

As of February 29, 2016, there were 5,239 owners of Contracts; 5,239 were non-qualified Contracts, and 0 were qualified Contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1)         “Corporation” includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(2)         “Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.

(3)         “Expenses” includes counsel fees.

(4)         “Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)         “Official capacity” means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)         “Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)         “Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)         Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a)         The person conducted himself or herself in good faith; and

(b)	The person reasonably believed:

(I)         In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation’s best interests; and

(II)         In all other cases, that his or her conduct was at least not opposed to the corporation’s best interests; and

(c)         In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)         A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)         The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)         A corporation may not indemnify a director under this section:

(a)         In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)         In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5)         Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1)         A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a)         The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b)         The director furnishes the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c)         A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)         The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)         Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)        Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a)         If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.

(b)         If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)         A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2)         The determinations required by under subsection (1) of this section shall be made:

(a)         By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

(b)         If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)         If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)         By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b)         By the shareholders.

(4)         Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1)         Unless otherwise provided in the articles of incorporation:

(a)         An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b)         A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)         A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)         A provision treating a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)         Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of Great-West

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)	“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)	the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)	the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(iv)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.	Principal Underwriter

(a) GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. In addition to the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc. an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company (GWL&A), Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.

(b) Directors and Officers of GWFS:

Name	Principal Business Address	Position and Office with Underwriter

E.F. Murphy	(1)	Chairman, President, and Chief Executive Officer

R.K. Shaw	(1)	Director and Executive Vice President

D.L. Musto	(1)	Director and Executive Vice President

S.E. Jenks	(1)	Director and Executive Vice President

C.E. Waddell	(1)	Director and Senior Vice President

W.S. Harmon	(1)	Senior Vice President

M.R. Edwards	(1)	Senior Vice President

R.J. Laeyendecker	(1)	Senior Vice President

B.A. Byrne	(1)	Senior Vice President, Legal & Chief Compliance Officer

S.A. Bendrick	(1)	Vice President

B.P. Neese	(1)	Senior Vice President

S.M. Gile	(1)	Vice President

M.C. Maiers	(1)	Vice President and Treasurer

T.L. Luiz	(1)	Compliance Officer

(c) Commissions and other compensation received by Principal Underwriter during registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings and Representations

(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)	GWL&A represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by GWL&A.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado on this 13th day of April, 2016.

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Registrant)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	April 13, 2016
R. Jeffrey Orr*

/s/ Robert L. Reynolds	Director, President and Chief Executive Officer	April 13, 2016
Robert L. Reynolds

/s/ Andra S. Bolotin	Senior Vice President and Chief Financial Officer	April 13, 2016
Andra S. Bolotin

/s/ John L. Bernbach	Director	April 13, 2016
John L. Bernbach*

/s/ Marcel R. Coutu		April 13, 2016
Marcel R. Coutu*	Director

/s/ André Desmarais		April 13, 2016
André Desmarais*	Director

/s/ Olivier Desmarais		April 13, 2016
Olivier Desmarais*	Director

/s/ Paul Desmarais, Jr.		April 13, 2016
Paul Desmarais, Jr.*	Director

/s/ Paul Desmarais III		April 13, 2016
Paul Desmarais III*	Director

/s/ Claude Généreux		April 13, 2016
Claude Généreux*	Director

/s/ Alain Louvel		April 13, 2016
Alain Louvel*	Director

/s/ Paul A. Mahon		April 13, 2016
Paul A. Mahon*	Director

/s/ Jerry E.A. Nickerson		April 13, 2016
Jerry E.A. Nickerson*	Director

/s/ Michel Plessis-Bélair		April 13, 2016
Michel Plessis-Bélair*	Director

/s/ Henri P. Rousseau		April 13, 2016
Henri P. Rousseau*	Director

/s/ Raymond Royer		April 13, 2016
Raymond Royer*	Director

/s/ T. Timothy Ryan, Jr.		April 13, 2016
T. Timothy Ryan, Jr.*	Director

/s/ Jerome J. Selitto		April 13, 2016
Jerome J. Selitto*	Director

/s/ Gregory D. Tretiak		April 13, 2016
Gregory D. Tretiak*	Director

/s/ Brian E. Walsh		April 13, 2016
Brian E. Walsh*	Director

*By: /s/ Ryan L. Logsdon		April 13, 2016
Ryan L. Logsdon
Attorney-in-Fact pursuant to Power of Attorney